NYLI VP Balanced Portfolio
Portfolio of Investments September 30, 2025†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 30.3%
Asset-Backed Securities 0.4%
Other Asset-Backed Securities 0.4%
Carlyle Global Market Strategies CLO Ltd.
Series 2013-3A, Class A2R
5.979% (3 Month SOFR + 1.662%), due 10/15/30 (a)(b)	$ 800,000	$ 801,248
Invesco US CLO Ltd.
Series 2024-3A, Class A
5.835% (3 Month SOFR + 1.51%), due 7/20/37 (a)(b)	444,444	446,523
Store Master Funding I-VII XIV XIX XX
Series 2021-1A, Class A1
2.12%, due 6/20/51 (a)	238,570	222,858
		1,470,629
Total Asset-Backed Securities (Cost $1,480,721)		1,470,629
Corporate Bonds 13.2%
Aerospace & Defense 0.3%
BAE Systems plc
5.125%, due 3/26/29 (a)	670,000	689,984
Boeing Co. (The)
6.528%, due 5/1/34	140,000	154,765
General Electric Co.
4.90%, due 1/29/36	350,000	354,876
		1,199,625
Auto Manufacturers 0.8%
Daimler Truck Finance North America LLC
5.25%, due 1/13/30 (a)	255,000	262,278
Ford Motor Credit Co. LLC
5.73%, due 9/5/30	500,000	504,115
5.875%, due 11/7/29	245,000	249,267
General Motors Financial Co., Inc.
6.05%, due 10/10/25	485,000	485,178
Hyundai Capital America
4.875%, due 6/23/27 (a)	1,015,000	1,023,801
Volkswagen Group of America Finance LLC
4.85%, due 9/11/30 (a)	280,000	281,168
		2,805,807
Banks 3.9%
ABN AMRO Bank NV
6.339% (1 Year Treasury Constant Maturity Rate + 1.65%), due 9/18/27 (a)(b)	315,000	321,123
Bank of America Corp. (c)
1.734%, due 7/22/27	815,000	798,723
2.087%, due 6/14/29	655,000	620,434
5.202%, due 4/25/29	510,000	522,782
5.511%, due 1/24/36	140,000	146,344
5.518%, due 10/25/35	300,000	307,290

	Principal Amount	Value
Corporate Bonds
Banks
Bank of New York Mellon Corp. (The)
5.95% (5 Year Treasury Constant Maturity Rate + 2.271%), due 12/20/30 (b)(d)	$ 350,000	$ 353,908
6.474%, due 10/25/34 (c)	140,000	156,042
Barclays plc
7.385% (1 Year Treasury Constant Maturity Rate + 3.30%), due 11/2/28 (b)	325,000	344,696
BNP Paribas SA
5.786%, due 1/13/33 (a)(c)	365,000	383,076
Citigroup, Inc.
5.592% (5 Year Treasury Constant Maturity Rate + 1.28%), due 11/19/34 (b)	145,000	148,378
6.174%, due 5/25/34 (c)	315,000	335,164
Citizens Financial Group, Inc.
6.645%, due 4/25/35 (c)	200,000	220,062
Goldman Sachs Group, Inc. (The) (c)
5.016%, due 10/23/35	140,000	140,931
5.218%, due 4/23/31	525,000	542,905
6.484%, due 10/24/29	265,000	282,008
HSBC Holdings plc (c)
5.741%, due 9/10/36	520,000	530,562
7.39%, due 11/3/28	395,000	419,515
JPMorgan Chase & Co. (c)
5.103%, due 4/22/31 (e)	720,000	743,846
5.572%, due 4/22/36 (e)	385,000	405,800
5.576%, due 7/23/36	550,000	570,175
KeyCorp
5.121%, due 4/4/31 (c)(e)	420,000	431,253
Morgan Stanley (c)
5.32%, due 7/19/35	140,000	144,459
5.656%, due 4/18/30	235,000	245,390
Morgan Stanley Private Bank NA
4.734%, due 7/18/31 (c)	715,000	725,677
PNC Financial Services Group, Inc. (The) (c)
5.373%, due 7/21/36	60,000	61,744
6.615%, due 10/20/27	420,000	430,268
Toronto-Dominion Bank (The) (b)
5.146% (5 Year Treasury Constant Maturity Rate + 1.50%), due 9/10/34	260,000	263,168
6.35% (5 Year Treasury Constant Maturity Rate + 2.721%), due 10/31/85 (e)	250,000	250,625
Truist Bank
4.632% (5 Year Treasury Constant Maturity Rate + 1.15%), due 9/17/29 (b)	250,000	251,869
Truist Financial Corp.
5.122%, due 1/26/34 (c)	130,000	132,080
U.S. Bancorp
6.787%, due 10/26/27 (c)	295,000	302,904
UBS Group AG (a)
5.428% (1 Year Treasury Constant Maturity Rate + 1.52%), due 2/8/30 (b)	265,000	273,795
6.442%, due 8/11/28 (c)	440,000	457,176
6.60% (5 Year SOFR + 3.122%), due 8/5/30 (b)(d)	200,000	201,070
Wells Fargo & Co. (c)
4.97%, due 4/23/29	445,000	453,474

	Principal Amount	Value
Corporate Bonds
Banks
Wells Fargo & Co. (c)
5.15%, due 4/23/31	$ 420,000	$ 433,146
5.605%, due 4/23/36	140,000	146,923
		13,498,785
Beverages 0.1%
Constellation Brands, Inc.
4.90%, due 5/1/33 (e)	260,000	262,430
Keurig Dr Pepper, Inc.
4.60%, due 5/15/30	120,000	120,043
		382,473
Biotechnology 0.1%
Amgen, Inc.
5.15%, due 3/2/28	240,000	245,603
Commercial Services 0.2%
Global Payments, Inc.
2.15%, due 1/15/27	315,000	306,929
Verisk Analytics, Inc.
4.50%, due 8/15/30	235,000	235,706
		542,635
Computers 0.1%
Hewlett Packard Enterprise Co.
4.55%, due 10/15/29	200,000	201,083
Diversified Financial Services 0.6%
AerCap Ireland Capital DAC
4.625%, due 9/10/29	425,000	428,724
Ally Financial, Inc.
6.992%, due 6/13/29 (c)	330,000	348,433
Ares Management Corp.
6.375%, due 11/10/28	325,000	343,699
Blackstone Holdings Finance Co. LLC
5.90%, due 11/3/27 (a)	480,000	496,594
Capital One Financial Corp.
6.183%, due 1/30/36 (c)	255,000	264,526
Charles Schwab Corp. (The)
6.196%, due 11/17/29 (c)	360,000	382,060
		2,264,036
Electric 1.8%
Arizona Public Service Co.
5.55%, due 8/1/33	320,000	334,693
Duke Energy Carolinas LLC
4.95%, due 1/15/33	160,000	164,496

	Principal Amount	Value
Corporate Bonds
Electric
Duke Energy Corp.
2.45%, due 6/1/30	$ 185,000	$ 170,262
4.50%, due 8/15/32	130,000	129,180
Duke Energy Ohio, Inc.
5.25%, due 4/1/33	60,000	62,140
5.30%, due 6/15/35	550,000	567,165
Entergy Arkansas LLC
5.15%, due 1/15/33	170,000	175,788
Entergy Louisiana LLC
5.15%, due 9/15/34	290,000	296,110
Florida Power & Light Co.
5.05%, due 4/1/28	500,000	513,071
Georgia Power Co.
4.65%, due 5/16/28	585,000	593,670
National Rural Utilities Cooperative Finance Corp.
5.05%, due 9/15/28	250,000	256,591
Pacific Gas and Electric Co.
5.45%, due 6/15/27	310,000	315,183
6.10%, due 1/15/29	180,000	188,299
6.15%, due 1/15/33	655,000	693,248
6.40%, due 6/15/33	90,000	96,745
PECO Energy Co.
4.90%, due 6/15/33	235,000	239,993
Public Service Co. of Oklahoma
5.45%, due 1/15/36	245,000	250,260
Southern California Edison Co.
5.30%, due 3/1/28	300,000	305,382
Southern Co. (The)
5.15%, due 10/6/25	180,000	180,015
5.70%, due 10/15/32	90,000	95,301
Virginia Electric and Power Co.
5.05%, due 8/15/34	290,000	293,953
Xcel Energy, Inc.
5.50%, due 3/15/34	220,000	227,021
		6,148,566
Electronics 0.1%
Amphenol Corp.
5.00%, due 1/15/35	285,000	290,786
Food 0.0% ‡
Kraft Heinz Foods Co.
3.75%, due 4/1/30	105,000	101,836
Forest Products & Paper 0.1%
Georgia-Pacific LLC
4.95%, due 6/30/32 (a)	360,000	369,340

	Principal Amount	Value
Corporate Bonds
Gas 0.2%
CenterPoint Energy Resources Corp.
1.75%, due 10/1/30	$ 410,000	$ 362,937
Southwest Gas Corp.
5.45%, due 3/23/28	170,000	174,641
		537,578
Healthcare-Products 0.0% ‡
Solventum Corp.
5.45%, due 2/25/27	141,000	143,288
Healthcare-Services 0.1%
HCA, Inc.
3.625%, due 3/15/32	210,000	197,012
Home Furnishings 0.1%
Leggett & Platt, Inc.
4.40%, due 3/15/29	491,000	483,461
Insurance 0.8%
Corebridge Global Funding (a)
5.20%, due 1/12/29	420,000	431,799
5.20%, due 6/24/29	265,000	272,050
Equitable America Global Funding
4.95%, due 6/9/30 (a)	450,000	458,993
GA Global Funding Trust
5.40%, due 1/13/30 (a)	510,000	528,235
Lincoln Financial Global Funding
5.30%, due 1/13/30 (a)	330,000	341,461
RGA Global Funding
6.00%, due 11/21/28 (a)	635,000	667,450
		2,699,988
Internet 0.1%
Amazon.com, Inc.
2.10%, due 5/12/31	345,000	310,382
Investment Companies 0.1%
HPS Corporate Lending Fund
4.90%, due 9/11/28 (a)	350,000	348,198
Media 0.3%
Charter Communications Operating LLC
2.80%, due 4/1/31	585,000	527,817
6.384%, due 10/23/35	285,000	298,574

	Principal Amount	Value
Corporate Bonds
Media
Paramount Global
4.20%, due 5/19/32 (e)	$ 270,000	$ 251,526
		1,077,917
Mining 0.0% ‡
Newmont Corp.
5.35%, due 3/15/34	145,000	151,240
Oil & Gas 0.4%
EOG Resources, Inc.
5.00%, due 7/15/32	170,000	173,943
Occidental Petroleum Corp.
5.20%, due 8/1/29	1,085,000	1,100,947
		1,274,890
Pharmaceuticals 0.2%
AbbVie, Inc.
5.05%, due 3/15/34	295,000	303,562
Merck & Co., Inc.
2.15%, due 12/10/31	225,000	198,771
Pfizer Investment Enterprises Pte. Ltd.
4.75%, due 5/19/33	165,000	166,692
		669,025
Pipelines 0.6%
Columbia Pipelines Operating Co. LLC
5.927%, due 8/15/30 (a)	205,000	216,881
Energy Transfer LP
3.75%, due 5/15/30	140,000	135,950
5.75%, due 2/15/33	155,000	162,476
MPLX LP
5.50%, due 6/1/34	295,000	300,632
Plains All American Pipeline LP
4.70%, due 1/15/31	600,000	601,277
Targa Resources Corp.
5.50%, due 2/15/35	190,000	193,334
Targa Resources Partners LP
5.50%, due 3/1/30	575,000	584,878
		2,195,428
Real Estate Investment Trusts 0.3%
American Tower Corp.
2.10%, due 6/15/30	495,000	446,160
CubeSmart LP
2.25%, due 12/15/28	280,000	263,669
Simon Property Group LP
1.75%, due 2/1/28	365,000	346,772
		1,056,601

	Principal Amount	Value
Corporate Bonds
Retail 0.3%
Home Depot, Inc. (The)
1.875%, due 9/15/31	$ 300,000	$ 262,090
4.95%, due 6/25/34	145,000	148,477
Lowe's Cos., Inc.
4.80%, due 4/1/26	235,000	235,602
5.00%, due 4/15/33	160,000	163,714
5.15%, due 7/1/33	85,000	87,798
		897,681
Semiconductors 0.3%
Broadcom, Inc.
2.60%, due 2/15/33 (a)	95,000	83,398
5.05%, due 4/15/30	355,000	367,148
Intel Corp.
5.125%, due 2/10/30	225,000	231,538
5.15%, due 2/21/34 (e)	145,000	147,014
QUALCOMM, Inc.
2.15%, due 5/20/30	400,000	367,340
		1,196,438
Software 0.6%
Fiserv, Inc.
4.55%, due 2/15/31	720,000	722,670
Oracle Corp.
2.95%, due 4/1/30 (e)	385,000	362,760
4.30%, due 7/8/34	240,000	229,621
4.80%, due 9/26/32	570,000	570,685
5.50%, due 8/3/35	140,000	144,019
		2,029,755
Telecommunications 0.4%
AT&T, Inc.
2.25%, due 2/1/32	60,000	52,528
4.35%, due 3/1/29	745,000	748,309
4.55%, due 11/1/32	400,000	398,225
Verizon Communications, Inc.
2.10%, due 3/22/28	290,000	276,614
4.016%, due 12/3/29	2,000	1,986
		1,477,662
Transportation 0.3%
JB Hunt Transport Services, Inc.
4.90%, due 3/15/30	330,000	336,773
Union Pacific Corp.
2.80%, due 2/14/32	190,000	173,954

	Principal Amount	Value
Corporate Bonds
Transportation
United Parcel Service, Inc.
4.45%, due 4/1/30	$ 170,000	$ 172,878
5.15%, due 5/22/34	290,000	301,207
		984,812
Total Corporate Bonds (Cost $44,683,290)		45,781,931
Mortgage-Backed Securities 0.2%
Commercial Mortgage Loans (Collateralized Mortgage Obligation) 0.1%
Citigroup Commercial Mortgage Trust
Series 2020-GC46, Class A5
2.717%, due 2/15/53	500,000	462,416
Whole Loan (Collateralized Mortgage Obligation) 0.1%
BRAVO Residential Funding Trust
Series 2023-NQM8, Class A1
6.394%, due 10/25/63 (a)(f)	337,389	341,077
Total Mortgage-Backed Securities (Cost $850,625)		803,493
U.S. Government & Federal Agencies 16.5%
United States Treasury Notes 16.5%
U.S. Treasury Notes
3.625%, due 8/31/27	25,000,000	24,999,024
3.625%, due 8/15/28	10,875,000	10,875,000
3.625%, due 8/31/30	7,150,000	7,113,133
4.00%, due 6/30/32	10,025,000	10,076,691
4.25%, due 8/15/35	4,185,000	4,219,003
		57,282,851
Total U.S. Government & Federal Agencies (Cost $57,233,397)		57,282,851
Total Long-Term Bonds (Cost $104,248,033)		105,338,904

	Shares

Common Stocks 58.2%
Aerospace & Defense 1.2%
L3Harris Technologies, Inc.	13,416	4,097,381
Automobile Components 0.9%
Gentex Corp.	109,992	3,112,774

	Shares	Value
Common Stocks
Banks 5.3%
JPMorgan Chase & Co.	27,531	$ 8,684,103
M&T Bank Corp.	16,589	3,278,318
PNC Financial Services Group, Inc. (The)	16,849	3,385,470
Regions Financial Corp.	117,169	3,089,747
		18,437,638
Beverages 0.6%
Keurig Dr Pepper, Inc.	87,007	2,219,549
Biotechnology 1.0%
Gilead Sciences, Inc.	29,749	3,302,139
Building Products 0.9%
Johnson Controls International plc	28,451	3,128,187
Capital Markets 4.9%
Ares Management Corp.	11,451	1,830,900
KKR & Co., Inc.	22,281	2,895,416
LPL Financial Holdings, Inc.	9,093	3,025,150
Morgan Stanley	21,508	3,418,912
Nasdaq, Inc.	29,677	2,624,931
Raymond James Financial, Inc.	19,325	3,335,495
		17,130,804
Chemicals 0.6%
Axalta Coating Systems Ltd. (g)	70,049	2,004,802
Communications Equipment 1.9%
Cisco Systems, Inc.	64,273	4,397,559
F5, Inc. (g)	7,002	2,262,976
		6,660,535
Consumer Staples Distribution & Retail 0.9%
U.S. Foods Holding Corp. (g)	39,929	3,059,360
Diversified Consumer Services 0.8%
H&R Block, Inc. (e)	53,266	2,693,662
Electric Utilities 0.8%
American Electric Power Co., Inc.	26,212	2,948,850
Electrical Equipment 0.9%
Emerson Electric Co.	22,909	3,005,203
Electronic Equipment, Instruments & Components 0.7%
Corning, Inc.	31,358	2,572,297

	Shares	Value
Common Stocks
Food Products 1.0%
Archer-Daniels-Midland Co.	60,080	$ 3,589,179
Gas Utilities 0.9%
Atmos Energy Corp.	18,448	3,149,996
Ground Transportation 0.6%
Knight-Swift Transportation Holdings, Inc.	51,477	2,033,856
Health Care Providers & Services 2.5%
Elevance Health, Inc.	11,014	3,558,843
UnitedHealth Group, Inc.	15,116	5,219,555
		8,778,398
Hotels, Restaurants & Leisure 0.5%
Starbucks Corp.	20,919	1,769,747
Industrial Conglomerates 0.8%
3M Co.	17,013	2,640,077
Insurance 4.2%
American International Group, Inc.	47,006	3,691,851
Chubb Ltd.	11,084	3,128,459
Marsh & McLennan Cos., Inc.	16,203	3,265,391
MetLife, Inc.	44,228	3,643,060
Progressive Corp. (The)	4,093	1,010,766
		14,739,527
Interactive Media & Services 2.7%
Alphabet, Inc., Class C	38,800	9,449,740
IT Services 0.9%
Amdocs Ltd.	39,622	3,250,985
Machinery 1.7%
Middleby Corp. (The) (g)	17,727	2,356,450
PACCAR, Inc.	35,097	3,450,737
		5,807,187
Metals & Mining 0.8%
Freeport-McMoRan, Inc.	70,368	2,759,833
Multi-Utilities 2.0%
Sempra	44,890	4,039,202
WEC Energy Group, Inc.	24,351	2,790,381
		6,829,583

	Shares	Value
Common Stocks
Oil, Gas & Consumable Fuels 4.6%
Antero Resources Corp. (g)	97,305	$ 3,265,556
ConocoPhillips	37,285	3,526,788
Coterra Energy, Inc.	123,289	2,915,785
Marathon Petroleum Corp.	16,787	3,235,526
Targa Resources Corp.	18,976	3,179,239
		16,122,894
Personal Care Products 0.7%
Unilever plc, Sponsored ADR (United Kingdom)	43,596	2,584,371
Pharmaceuticals 6.2%
AstraZeneca plc, Sponsored ADR (United Kingdom)	26,706	2,048,884
Eli Lilly & Co.	3,452	2,633,876
Johnson & Johnson	32,298	5,988,695
Merck & Co., Inc.	58,395	4,901,093
Pfizer, Inc.	153,068	3,900,173
Roche Holding AG	6,096	2,006,384
		21,479,105
Semiconductors & Semiconductor Equipment 1.5%
Broadcom, Inc.	5,771	1,903,911
NXP Semiconductors NV (Netherlands)	14,177	3,228,528
		5,132,439
Specialized REITs 1.8%
Crown Castle, Inc.	36,349	3,507,315
Gaming and Leisure Properties, Inc.	62,362	2,906,693
		6,414,008
Specialty Retail 1.8%
Dick's Sporting Goods, Inc.	13,611	3,024,636
Industria de Diseno Textil SA, ADR (Spain)	227,907	3,147,396
		6,172,032
Technology Hardware, Storage & Peripherals 0.8%
NetApp, Inc.	22,782	2,698,756
Wireless Telecommunication Services 0.8%
T-Mobile US, Inc.	12,003	2,873,278
Total Common Stocks (Cost $162,717,515)		202,648,172
Exchange-Traded Funds 8.7%
iShares Intermediate Government/Credit Bond ETF	127,373	13,684,573
Vanguard Intermediate-Term Treasury ETF	207,852	12,477,356

	Shares	Value
Exchange-Traded Funds
Vanguard Russell 1000 Value	47,393	$ 4,235,512
Total Exchange-Traded Funds (Cost $28,977,990)		30,397,441
Short-Term Investments 2.6%
Affiliated Investment Company 1.9%
NYLI U.S. Government Liquidity Fund, 4.027% (h)	6,576,801	6,576,801
Unaffiliated Investment Company 0.7%
Invesco Government & Agency Portfolio, 4.131% (h)(i)	2,395,925	2,395,925
Total Short-Term Investments (Cost $8,972,726)		8,972,726
Total Investments (Cost $304,916,264)	99.8%	347,357,243
Other Assets, Less Liabilities	0.2	830,634
Net Assets	100.0%	$ 348,187,877

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of September 30, 2025.
(c)	Fixed to floating rate—Rate shown was the rate in effect as of September 30, 2025.
(d)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	All or a portion of this security was held on loan. As of September 30, 2025, the aggregate market value of securities on loan was $2,300,201. The Portfolio received cash collateral with a value of $2,395,925.
(f)	Step coupon—Rate shown was the rate in effect as of September 30, 2025.
(g)	Non-income producing security.
(h)	Current yield as of September 30, 2025.
(i)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 3,731	$ 35,568	$ (32,722)	$ —	$ —	$ 6,577	$ 85	$ —	6,577

Futures Contracts
As of September 30, 2025, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 5 Year Notes	63	December 2025	$ 6,880,385	$ 6,879,305	$ (1,080)
U.S. Treasury 10 Year Notes	10	December 2025	1,126,873	1,125,000	(1,873)
Total Long Contracts					(2,953)
Short Contracts
U.S. Treasury 2 Year Notes	(1)	December 2025	(208,421)	(208,399)	22
U.S. Treasury 10 Year Ultra Bonds	(16)	December 2025	(1,854,645)	(1,841,250)	13,395
Total Short Contracts					13,417
Net Unrealized Appreciation					$ 10,464

1.	As of September 30, 2025, cash in the amount of $71,111 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2025.
Abbreviation(s):
ADR—American Depositary Receipt
CLO—Collateralized Loan Obligation
ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 1,470,629	$ —	$ 1,470,629
Corporate Bonds	—	45,781,931	—	45,781,931
Mortgage-Backed Securities	—	803,493	—	803,493
U.S. Government & Federal Agencies	—	57,282,851	—	57,282,851
Total Long-Term Bonds	—	105,338,904	—	105,338,904
Common Stocks
Pharmaceuticals	19,472,721	2,006,384	—	21,479,105
All Other Industries	181,169,067	—	—	181,169,067
Total Common Stocks	200,641,788	2,006,384	—	202,648,172
Exchange-Traded Funds	30,397,441	—	—	30,397,441
Short-Term Investments
Affiliated Investment Company	6,576,801	—	—	6,576,801
Unaffiliated Investment Company	2,395,925	—	—	2,395,925
Total Short-Term Investments	8,972,726	—	—	8,972,726
Total Investments in Securities	240,011,955	107,345,288	—	347,357,243
Other Financial Instruments
Futures Contracts (b)	13,417	—	—	13,417
Total Investments in Securities and Other Financial Instruments	$ 240,025,372	$ 107,345,288	$ —	$ 347,370,660
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (2,953)	$ —	$ —	$ (2,953)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI VP Bond Portfolio
Portfolio of Investments September 30, 2025†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 98.5%
Asset-Backed Securities 6.7%
Home Equity Asset-Backed Securities 0.1%
J.P. Morgan Mortgage Acquisition Trust
Series 2007-CH2, Class AF3
4.166%, due 10/25/30 (a)	$ 370,771	$ 183,252
Morgan Stanley Mortgage Loan Trust
Series 2006-17XS, Class A3A
6.151%, due 10/25/46 (a)	724,056	201,424
		384,676
Other Asset-Backed Securities 6.6%
Ballyrock CLO 23 Ltd.
Series 2023-23A, Class A2R
6.268% (3 Month SOFR + 1.95%), due 4/25/38 (b)(c)	2,500,000	2,515,130
Benefit Street Partners CLO XXXVII Ltd.
Series 2024-37A, Class A
5.668% (3 Month SOFR + 1.35%), due 1/25/38 (b)(c)	2,500,000	2,507,612
Capital Automotive REIT
Series 2024-2A, Class A2
5.25%, due 5/15/54 (b)	1,720,833	1,713,261
Cars Net Lease Mortgage Notes
Series 2020-1A, Class A2
2.48%, due 12/15/50 (b)	1,932,500	1,703,948
CARS-DB7 LP
Series 2023-1A, Class A2
6.50%, due 9/15/53 (b)	1,712,813	1,731,641
Cedar Funding XIX CLO Ltd.
Series 2024-19A, Class B
6.019% (3 Month SOFR + 1.70%), due 1/23/38 (b)(c)	2,000,000	2,005,356
Cloud Capital Holdco LP
Series 2024-1A, Class A2
5.781%, due 11/22/49 (b)	2,000,000	2,031,656
College Ave Student Loans LLC (b)
Series 2024-B, Class A1A
5.69%, due 8/25/54	2,199,205	2,257,792
Series 2023-A, Class C
6.06%, due 5/25/55	1,804,613	1,826,606
CyrusOne Data Centers Issuer I LLC (b)
Series 2023-1A, Class A2
4.30%, due 4/20/48	2,750,000	2,699,833
Series 2025-1A, Class A2
5.91%, due 2/20/50	2,250,000	2,298,742
Mosaic Solar Loan Trust
Series 2025-1A, Class B
7.12%, due 8/22/50 (b)	1,736,310	1,735,631
Navient Private Education Refi Loan Trust
Series 2021-DA, Class D
4.00%, due 4/15/60 (b)	2,172,092	2,084,449

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Owl Rock CLO XIV LLC
Series 2023-14A, Class A
6.725% (3 Month SOFR + 2.40%), due 10/20/35 (b)(c)	$ 2,500,000	$ 2,504,573
Sabey Data Center Issuer LLC
Series 2025-1, Class A2
5.733%, due 2/21/50 (b)	2,000,000	2,041,462
Sunnova Helios XIII Issuer LLC
Series 2024-A, Class A
5.30%, due 2/20/51 (b)	1,375,829	1,277,679
Sunnova Helios XIV Issuer LLC
Series 2024-B, Class A
6.15%, due 5/22/51 (b)	2,926,862	2,850,303
Voya CLO Ltd.
Series 2022-4A, Class BR
6.275% (3 Month SOFR + 1.95%), due 4/20/37 (b)(c)	2,000,000	2,005,140
		37,790,814
Total Asset-Backed Securities (Cost $38,111,669)		38,175,490
Corporate Bonds 39.8%
Aerospace & Defense 0.8%
BAE Systems plc (b)
5.125%, due 3/26/29	1,380,000	1,421,160
5.50%, due 3/26/54	430,000	436,045
General Electric Co.
4.90%, due 1/29/36	1,650,000	1,672,989
RTX Corp.
6.40%, due 3/15/54	1,225,000	1,370,546
		4,900,740
Auto Manufacturers 2.5%
Daimler Truck Finance North America LLC (b)
5.25%, due 1/13/30	150,000	154,281
5.625%, due 1/13/35	780,000	805,800
Ford Motor Credit Co. LLC
4.542%, due 8/1/26	1,870,000	1,868,402
5.73%, due 9/5/30	2,000,000	2,016,462
5.875%, due 11/7/29	495,000	503,622
General Motors Financial Co., Inc.
6.05%, due 10/10/25	3,295,000	3,296,208
Hyundai Capital America
4.875%, due 6/23/27 (b)	3,990,000	4,024,595
Volkswagen Group of America Finance LLC
4.85%, due 9/11/30 (b)	1,470,000	1,476,133
		14,145,503

	Principal Amount	Value
Corporate Bonds
Banks 11.2%
ABN AMRO Bank NV
6.339% (1 Year Treasury Constant Maturity Rate + 1.65%), due 9/18/27 (b)(c)	$ 1,655,000	$ 1,687,171
Bank of America Corp. (d)
1.734%, due 7/22/27	3,345,000	3,278,195
2.087%, due 6/14/29	1,590,000	1,506,092
5.511%, due 1/24/36	1,180,000	1,233,469
5.518%, due 10/25/35	2,005,000	2,053,719
Bank of New York Mellon Corp. (The)
5.95% (5 Year Treasury Constant Maturity Rate + 2.271%), due 12/20/30 (c)(e)	2,000,000	2,022,330
6.474%, due 10/25/34 (d)	725,000	808,072
Barclays plc
5.335%, due 9/10/35 (d)	1,630,000	1,653,532
BNP Paribas SA
5.786%, due 1/13/33 (b)(d)	1,925,000	2,020,335
Citigroup, Inc.
5.592% (5 Year Treasury Constant Maturity Rate + 1.28%), due 11/19/34 (c)	810,000	828,867
6.174%, due 5/25/34 (d)	1,640,000	1,744,982
Citizens Financial Group, Inc.
6.645%, due 4/25/35 (d)	1,080,000	1,188,334
Cooperatieve Rabobank UA
4.655% (1 Year Treasury Constant Maturity Rate + 1.75%), due 8/22/28 (b)(c)	1,495,000	1,507,543
Goldman Sachs Group, Inc. (The) (d)
5.218%, due 4/23/31	1,095,000	1,132,346
5.536%, due 1/28/36	750,000	782,883
5.734%, due 1/28/56	375,000	388,789
6.484%, due 10/24/29	1,835,000	1,952,769
HSBC Holdings plc (d)
5.741%, due 9/10/36	1,760,000	1,795,747
7.39%, due 11/3/28	2,415,000	2,564,882
JPMorgan Chase & Co. (d)
5.103%, due 4/22/31	3,205,000	3,311,149
5.572%, due 4/22/36	2,410,000	2,540,200
5.576%, due 7/23/36	1,400,000	1,451,355
KeyBank NA
4.90%, due 8/8/32	250,000	248,187
KeyCorp
5.121%, due 4/4/31 (d)	2,295,000	2,356,488
Morgan Stanley (d)
5.32%, due 7/19/35	735,000	758,409
5.466%, due 1/18/35	850,000	885,313
5.831%, due 4/19/35	715,000	762,221
Morgan Stanley Private Bank NA
4.734%, due 7/18/31 (d)	3,000,000	3,044,800
National Securities Clearing Corp.
5.00%, due 5/30/28 (b)	1,490,000	1,527,071
PNC Financial Services Group, Inc. (The)
5.373%, due 7/21/36 (d)	620,000	638,022

	Principal Amount	Value
Corporate Bonds
Banks
Toronto-Dominion Bank (The) (c)
5.146% (5 Year Treasury Constant Maturity Rate + 1.50%), due 9/10/34	$ 1,310,000	$ 1,325,963
6.35% (5 Year Treasury Constant Maturity Rate + 2.721%), due 10/31/85	2,000,000	2,005,000
Truist Bank
4.632% (5 Year Treasury Constant Maturity Rate + 1.15%), due 9/17/29 (c)	1,005,000	1,012,513
Truist Financial Corp.
5.122%, due 1/26/34 (d)	825,000	838,200
U.S. Bancorp
6.787%, due 10/26/27 (d)	1,580,000	1,622,331
UBS Group AG (b)
5.428% (1 Year Treasury Constant Maturity Rate + 1.52%), due 2/8/30 (c)	800,000	826,551
5.58%, due 5/9/36 (d)	605,000	629,749
6.442%, due 8/11/28 (d)	1,445,000	1,501,408
6.60% (5 Year SOFR + 3.122%), due 8/5/30 (c)(e)	740,000	743,960
Wells Fargo & Co. (d)
4.97%, due 4/23/29	825,000	840,709
5.15%, due 4/23/31	2,385,000	2,459,653
5.605%, due 4/23/36	1,595,000	1,673,874
Westpac Banking Corp.
5.618% (1 Year Treasury Constant Maturity Rate + 1.20%), due 11/20/35 (c)	700,000	721,793
		63,874,976
Beverages 1.3%
Anheuser-Busch Cos. LLC
4.70%, due 2/1/36	730,000	720,731
Anheuser-Busch InBev Worldwide, Inc.
5.55%, due 1/23/49	1,770,000	1,789,594
Constellation Brands, Inc.
4.90%, due 5/1/33	1,595,000	1,609,909
Keurig Dr Pepper, Inc.
4.60%, due 5/15/30	2,190,000	2,190,774
PepsiCo, Inc.
2.625%, due 10/21/41	1,230,000	894,903
		7,205,911
Biotechnology 0.1%
Amgen, Inc.
4.875%, due 3/1/53	605,000	539,561
Commercial Services 0.1%
Verisk Analytics, Inc.
4.50%, due 8/15/30	805,000	807,417
Diversified Financial Services 1.5%
AerCap Ireland Capital DAC
4.625%, due 9/10/29	1,360,000	1,371,916
Ally Financial, Inc.
6.992%, due 6/13/29 (d)	1,750,000	1,847,751

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services
Ares Management Corp.
6.375%, due 11/10/28	$ 1,750,000	$ 1,850,688
Blackstone Holdings Finance Co. LLC
5.90%, due 11/3/27 (b)	3,000,000	3,103,710
Capital One Financial Corp.
6.183%, due 1/30/36 (d)	415,000	430,502
		8,604,567
Electric 5.7%
AEP Texas, Inc.
5.85%, due 10/15/55	790,000	786,469
Arizona Public Service Co.
5.55%, due 8/1/33	825,000	862,881
Baltimore Gas and Electric Co.
5.40%, due 6/1/53	505,000	495,707
Dayton Power & Light Co. (The)
3.95%, due 6/15/49	500,000	377,894
Duke Energy Corp.
2.45%, due 6/1/30	960,000	883,523
Duke Energy Indiana LLC
6.45%, due 4/1/39	600,000	669,747
Duke Energy Ohio, Inc.
5.25%, due 4/1/33	205,000	212,312
5.30%, due 6/15/35	4,250,000	4,382,639
Entergy Arkansas LLC
5.15%, due 1/15/33	1,695,000	1,752,709
Entergy Louisiana LLC
5.15%, due 9/15/34	1,500,000	1,531,604
Florida Power & Light Co.
5.05%, due 4/1/28	2,550,000	2,616,659
Georgia Power Co.
4.30%, due 3/15/42	141,000	124,460
4.95%, due 5/17/33	1,735,000	1,769,862
National Rural Utilities Cooperative Finance Corp.
5.05%, due 9/15/28	1,345,000	1,380,461
NextEra Energy Capital Holdings, Inc.
6.50% (5 Year Treasury Constant Maturity Rate + 1.979%), due 8/15/55 (c)	600,000	635,560
NSTAR Electric Co.
4.55%, due 6/1/52	1,060,000	920,724
Oklahoma Gas and Electric Co.
5.60%, due 4/1/53	470,000	469,332
Pacific Gas and Electric Co.
5.45%, due 6/15/27	1,460,000	1,484,408
6.10%, due 1/15/29	675,000	706,122
6.15%, due 1/15/33	460,000	486,861
6.15%, due 3/1/55	550,000	553,129
6.40%, due 6/15/33	310,000	333,233
6.75%, due 1/15/53	400,000	430,979

	Principal Amount	Value
Corporate Bonds
Electric
Pacific Gas and Electric Co.
6.95%, due 3/15/34	$ 600,000	$ 665,515
PECO Energy Co.
4.90%, due 6/15/33	1,255,000	1,281,665
Public Service Co. of Oklahoma
5.45%, due 1/15/36	1,380,000	1,409,628
Southern California Edison Co.
5.30%, due 3/1/28	760,000	773,635
5.95%, due 11/1/32	420,000	442,632
Southern Co. (The)
5.15%, due 10/6/25	770,000	770,061
5.70%, due 10/15/32	370,000	391,791
Virginia Electric and Power Co.
5.05%, due 8/15/34	1,510,000	1,530,584
Xcel Energy, Inc.
5.50%, due 3/15/34	1,180,000	1,217,657
		32,350,443
Electronics 0.2%
Amphenol Corp.
5.00%, due 1/15/35	750,000	765,227
5.375%, due 11/15/54	415,000	414,855
		1,180,082
Forest Products & Paper 0.4%
Georgia-Pacific LLC
4.95%, due 6/30/32 (b)	2,290,000	2,349,415
Gas 0.2%
NiSource, Inc.
5.65%, due 2/1/45	590,000	587,698
Southwest Gas Corp.
5.45%, due 3/23/28	445,000	457,149
		1,044,847
Healthcare-Products 0.1%
Solventum Corp.
5.90%, due 4/30/54	478,000	490,909
Healthcare-Services 0.4%
Cigna Group (The)
4.90%, due 12/15/48	540,000	484,754
HCA, Inc.
3.625%, due 3/15/32	965,000	905,316
4.625%, due 3/15/52	85,000	70,189
UnitedHealth Group, Inc.
6.05%, due 2/15/63	825,000	861,745
		2,322,004

	Principal Amount	Value
Corporate Bonds
Home Furnishings 0.4%
Leggett & Platt, Inc.
4.40%, due 3/15/29	$ 2,455,000	$ 2,417,305
Insurance 3.1%
200 Park Funding Trust
5.74%, due 2/15/55 (b)	650,000	658,293
CNA Financial Corp.
5.125%, due 2/15/34	805,000	812,341
Corebridge Financial, Inc.
4.35%, due 4/5/42	190,000	164,012
Corebridge Global Funding
5.20%, due 1/12/29 (b)	2,230,000	2,292,647
Equitable America Global Funding
4.95%, due 6/9/30 (b)	2,400,000	2,447,960
GA Global Funding Trust
5.90%, due 1/13/35 (b)	1,565,000	1,623,616
Lincoln Financial Global Funding
5.30%, due 1/13/30 (b)	1,795,000	1,857,338
Metropolitan Life Global Funding I
5.15%, due 3/28/33 (b)	940,000	973,757
Pacific Life Insurance Co.
5.95%, due 9/15/55 (b)	1,760,000	1,818,723
Pine Street Trust III
6.223%, due 5/15/54 (b)	840,000	865,348
Prudential Financial, Inc.
3.935%, due 12/7/49	225,000	177,687
RGA Global Funding
6.00%, due 11/21/28 (b)	3,670,000	3,857,547
		17,549,269
Internet 0.5%
Amazon.com, Inc.
3.10%, due 5/12/51	950,000	660,905
3.95%, due 4/13/52	650,000	527,238
Meta Platforms, Inc.
4.45%, due 8/15/52	890,000	764,219
5.55%, due 8/15/64	800,000	794,122
		2,746,484
Investment Companies 0.3%
HPS Corporate Lending Fund
4.90%, due 9/11/28 (b)	2,000,000	1,989,703
Media 0.6%
Charter Communications Operating LLC
2.80%, due 4/1/31	1,000,000	902,252
5.50%, due 4/1/63	1,220,000	1,022,355

	Principal Amount	Value
Corporate Bonds
Media
Comcast Corp.
4.60%, due 10/15/38	$ 740,000	$ 697,233
Paramount Global
4.85%, due 7/1/42	780,000	634,891
		3,256,731
Mining 0.2%
BHP Billiton Finance USA Ltd.
5.75%, due 9/5/55	1,000,000	1,039,388
Oil & Gas 1.2%
EOG Resources, Inc.
5.00%, due 7/15/32	1,310,000	1,340,385
Occidental Petroleum Corp.
5.20%, due 8/1/29	4,950,000	5,022,755
6.45%, due 9/15/36	720,000	765,120
		7,128,260
Pharmaceuticals 0.3%
AbbVie, Inc.
4.05%, due 11/21/39	135,000	120,816
5.05%, due 3/15/34	1,560,000	1,605,278
		1,726,094
Pipelines 2.6%
Cheniere Energy Partners LP
4.00%, due 3/1/31	1,280,000	1,234,391
Energy Transfer LP
5.00%, due 5/15/50	1,045,000	894,523
Enterprise Products Operating LLC
4.80%, due 2/1/49	390,000	348,046
Kinder Morgan, Inc.
5.45%, due 8/1/52	390,000	367,879
MPLX LP
5.50%, due 6/1/34	1,480,000	1,508,255
ONEOK, Inc.
5.55%, due 11/1/26	980,000	992,413
5.70%, due 11/1/54	505,000	476,755
5.85%, due 1/15/26	1,615,000	1,619,337
Plains All American Pipeline LP
4.70%, due 1/15/31	3,160,000	3,166,726
Targa Resources Corp.
5.50%, due 2/15/35	475,000	483,335
Targa Resources Partners LP
5.50%, due 3/1/30	3,075,000	3,127,828
Williams Cos., Inc. (The)
4.85%, due 3/1/48	570,000	505,453
		14,724,941

	Principal Amount	Value
Corporate Bonds
Real Estate Investment Trusts 0.5%
Simon Property Group LP
1.75%, due 2/1/28	$ 1,950,000	$ 1,852,618
5.125%, due 10/1/35	950,000	961,067
		2,813,685
Retail 0.6%
Home Depot, Inc. (The)
3.30%, due 4/15/40	1,260,000	1,032,465
4.95%, due 9/15/52	1,070,000	998,394
Lowe's Cos., Inc.
3.00%, due 10/15/50	890,000	575,814
5.15%, due 7/1/33	450,000	464,813
5.75%, due 7/1/53	230,000	232,127
		3,303,613
Semiconductors 0.9%
Broadcom, Inc.
2.60%, due 2/15/33 (b)	490,000	430,156
3.137%, due 11/15/35 (b)	925,000	800,278
3.469%, due 4/15/34 (b)	835,000	762,022
5.05%, due 4/15/30	1,915,000	1,980,534
Intel Corp.
5.15%, due 2/21/34	900,000	912,500
QUALCOMM, Inc.
4.50%, due 5/20/52	260,000	225,194
		5,110,684
Software 1.5%
Fiserv, Inc.
4.55%, due 2/15/31	3,725,000	3,738,811
Oracle Corp.
2.95%, due 4/1/30	1,345,000	1,267,306
3.95%, due 3/25/51	360,000	267,663
5.50%, due 8/3/35	1,480,000	1,522,485
5.55%, due 2/6/53	850,000	804,291
5.95%, due 9/26/55	850,000	847,385
		8,447,941
Telecommunications 1.5%
AT&T, Inc.
2.25%, due 2/1/32	1,695,000	1,483,902
3.50%, due 9/15/53	585,000	404,646
3.55%, due 9/15/55	797,000	549,227
3.80%, due 12/1/57	555,000	395,742
4.55%, due 11/1/32	2,000,000	1,991,127
Cisco Systems, Inc.
5.30%, due 2/26/54	870,000	858,773
T-Mobile USA, Inc.
5.75%, due 1/15/34	370,000	392,059

	Principal Amount	Value
Corporate Bonds
Telecommunications
Verizon Communications, Inc.
4.50%, due 8/10/33	$ 705,000	$ 694,801
5.05%, due 5/9/33	1,285,000	1,314,939
5.25%, due 4/2/35	755,000	767,770
		8,852,986
Transportation 0.6%
Burlington Northern Santa Fe LLC
5.20%, due 4/15/54	375,000	359,880
JB Hunt Transport Services, Inc.
4.90%, due 3/15/30	1,815,000	1,852,254
United Parcel Service, Inc.
4.25%, due 3/15/49	480,000	396,781
5.50%, due 5/22/54	750,000	743,145
		3,352,060
Water 0.5%
American Water Capital Corp.
5.70%, due 9/1/55	2,675,000	2,716,887
Total Corporate Bonds (Cost $222,674,282)		226,992,406
Mortgage-Backed Securities 12.4%
Agency (Collateralized Mortgage Obligations) 5.7%
FHLMC
REMIC, Series 5387, Class ZQ
5.50%, due 3/25/54	1,908,849	1,918,453
REMIC, Series 5427, Class Z
5.50%, due 7/25/54	2,142,000	2,144,830
REMIC, Series 5517, Class MT
6.639% (SOFR 30A + 2.283%), due 3/25/55 (c)	2,558,141	2,559,996
REMIC, Series 5557, Class UM
7.872% (SOFR 30A + 4.14%), due 6/25/55 (c)	2,165,518	2,191,252
REMIC, Series 5517, Class MA
7.906% (SOFR 30A + 3.55%), due 3/25/55 (c)	2,277,680	2,273,644
REMIC, Series 5513, Class MQ
8.082% (SOFR 30A + 3.95%), due 6/25/54 (c)	2,735,559	2,781,777
FNMA
REMIC, Series 2025-7, Class HB
5.50%, due 6/25/54	2,289,544	2,323,390
REMIC, Series 2024-43, Class B
5.50%, due 7/25/54	2,250,000	2,282,507
REMIC, Series 2025-35, Class MT
7.932% (SOFR 30A + 5.00%), due 5/25/55 (c)	2,561,470	2,628,926
REMIC, Series 2025-12, Class ET
8.656% (SOFR 30A + 4.30%), due 3/25/55 (c)	2,023,978	2,045,236

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2021-104, Class BI
3.00%, due 6/20/51 (f)	$ 13,185,921	$ 2,621,883
REMIC, Series 2023-40, Class DL
5.50%, due 3/20/53	2,500,000	2,504,572
REMIC, Series 2023-111, Class ZL
6.00%, due 8/20/53	1,982,392	2,027,559
REMIC, Series 2025-41, Class MB
6.789% (SOFR 30A + 2.40%), due 11/20/54 (c)	2,139,098	2,137,354
		32,441,379
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 4.7%
225 Liberty Street Trust
Series 2016-225L, Class A
3.597%, due 2/10/36 (b)	2,000,000	1,959,982
BWAY Mortgage Trust
Series 2013-1515, Class A2
3.454%, due 3/10/33 (b)	1,926,738	1,841,536
BX Trust
Series 2025-VLT7, Class A
5.85% (1 Month SOFR + 1.70%), due 7/15/44 (b)(c)	1,866,667	1,871,334
FNMA, ACES
Series 2019-M12, Class X3
0.718%, due 6/25/29 (f)(g)	77,000,000	1,583,528
GNMA (f)
REMIC, Series 2023-156, Class HI
0.69%, due 1/16/62 (h)	47,895,561	2,381,319
REMIC, Series 2024-32
0.70%, due 6/16/63 (g)	45,358,151	2,268,261
REMIC, Series 2021-106
0.856%, due 4/16/63 (g)	38,856,207	2,568,201
REMIC, Series 2025-21
0.951%, due 4/16/65 (g)	38,747,359	2,625,103
GS Mortgage Securities Corp. Trust
Series 2024-MARK, Class A
5.941% (1 Month SOFR + 1.791%), due 6/15/34 (b)(c)	2,000,000	1,999,357
ORL Trust
Series 2024-GLKS, Class B
6.042% (1 Month SOFR + 1.892%), due 12/15/39 (b)(c)	2,500,000	2,501,563
SHR Trust
Series 2024-LXRY, Class A
6.10% (1 Month SOFR + 1.95%), due 10/15/41 (b)(c)	2,750,000	2,753,438
VLS Commercial Mortgage Trust
Series 2020-LAB, Class A
2.13%, due 10/10/42 (b)	2,500,000	2,136,567
		26,490,189

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations) 2.0%
A&D Mortgage Trust (a)(b)
Series 2025-NQM3, Class A3
5.78%, due 8/25/70	$ 1,975,095	$ 1,979,073
Series 2023-NQM4, Class A1
7.472%, due 9/25/68	1,992,480	2,029,170
HOMES Trust
Series 2025-NQM4, Class M1
5.959%, due 8/25/70 (b)(h)	1,250,000	1,255,111
NYMT Loan Trust
Series 2025-INV2, Class M1
5.94%, due 10/25/60 (b)(h)	2,123,000	2,121,014
OBX Trust
Series 2025-NQM9, Class A1
5.658%, due 1/25/65 (a)(b)	2,160,320	2,180,497
PRPM Trust
Series 2025-NQM1, Class A3
6.26%, due 11/25/69 (a)(b)	2,044,282	2,068,622
		11,633,487
Total Mortgage-Backed Securities (Cost $69,676,003)		70,565,055
U.S. Government & Federal Agencies 39.6%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 4.2%
FHLMC Gold Pools, 30 Year
6.50%, due 11/1/35	1,128	1,165
6.50%, due 8/1/37	11,934	12,527
UMBS Pool, 30 Year
2.00%, due 1/1/52	2,846,337	2,321,563
2.00%, due 2/1/52	3,954,205	3,227,618
2.50%, due 11/1/50	1,850,734	1,593,386
3.00%, due 5/1/51	3,924,416	3,531,014
3.50%, due 11/1/51	2,555,558	2,352,338
4.00%, due 10/1/52	2,382,256	2,268,472
5.00%, due 11/1/52	4,639,523	4,631,703
6.00%, due 9/1/54	4,132,825	4,236,557
		24,176,343
Federal National Mortgage Association (Mortgage Pass-Through Securities) 10.3%
FNMA, Other
2.50%, due 6/1/62 (i)	2,008,289	1,677,636
2.50%, due 9/1/63	4,924,673	4,080,108
2.50%, due 6/1/64	3,045,398	2,543,869
4.00%, due 4/1/64	3,305,362	3,128,447
4.50%, due 9/1/63	1,748,609	1,695,971
UMBS, 30 Year
1.50%, due 11/1/50	3,824,536	2,941,938
2.00%, due 12/1/50	3,576,270	2,928,347

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
UMBS, 30 Year
2.00%, due 3/1/51	$ 3,680,027	$ 3,026,670
2.00%, due 11/1/51	4,954,407	4,043,937
2.50%, due 5/1/43	200,145	179,229
2.50%, due 9/1/50	4,209,957	3,639,557
2.50%, due 2/1/52	2,976,832	2,527,723
2.50%, due 5/1/52	2,878,161	2,459,381
3.00%, due 5/1/52	4,619,963	4,112,996
3.50%, due 2/1/52	1,811,849	1,667,773
4.50%, due 7/1/52	1,571,450	1,538,503
5.00%, due 1/1/53	3,642,380	3,629,857
5.00%, due 7/1/53	2,496,561	2,502,288
5.50%, due 11/1/52	3,147,429	3,197,645
6.00%, due 11/1/52	2,364,331	2,438,718
6.50%, due 10/1/36	8,407	8,882
6.50%, due 8/1/37	1,683	1,759
7.00%, due 9/1/37	7,965	8,396
7.00%, due 10/1/37	215	228
7.00%, due 11/1/37	2,645	2,801
7.50%, due 7/1/28	1,105	1,108
UMBS, Single Family, 30 Year TBA (j)
2.50%, due 10/25/55	500,000	421,170
5.50%, due 10/25/55	4,300,000	4,335,423
		58,740,360
Government National Mortgage Association (Mortgage Pass-Through Securities) 3.9%
GNMA I, Single Family, 30 Year
4.00%, due 3/15/44	16,745	16,132
4.00%, due 7/15/44	106,246	101,603
4.00%, due 7/15/45	48,668	46,586
4.50%, due 6/15/39	252,920	251,421
4.50%, due 6/15/40	99,935	99,603
GNMA II, 30 Year
2.00%, due 3/20/51	3,306,791	2,690,851
2.50%, due 1/20/52	70,005	60,297
2.50%, due 9/20/52	21,914	18,898
3.50%, due 5/20/52	2,755,553	2,528,385
4.50%, due 9/20/52	2,430,997	2,370,104
GNMA II, Single Family, 30 Year
2.50%, due 1/20/53	2,180,453	1,880,612
3.00%, due 10/20/51	2,707,187	2,419,050
4.00%, due 4/20/52	1,839,039	1,744,044
5.00%, due 7/20/52	1,296,966	1,297,134
5.00%, due 11/20/52	1,405,847	1,406,786
5.50%, due 10/15/55 TBA (j)	3,500,000	3,526,048
6.00%, due 10/15/55 TBA (j)	1,750,000	1,779,774
		22,237,328

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Bonds 1.8%
U.S. Treasury Bonds
2.00%, due 11/15/41	$ 1,795,000	$ 1,260,567
2.375%, due 2/15/42	2,140,000	1,585,774
3.25%, due 5/15/42	500,000	420,039
4.625%, due 5/15/44	1,250,000	1,240,869
4.75%, due 8/15/55	5,795,000	5,814,920
		10,322,169
United States Treasury Notes 19.4%
U.S. Treasury Notes
3.625%, due 8/31/27	57,885,000	57,882,739
3.625%, due 8/15/28	13,677,000	13,677,000
3.625%, due 8/31/30	10,675,000	10,619,957
4.00%, due 6/30/32	19,285,000	19,384,438
4.25%, due 8/15/35	8,870,000	8,942,069
		110,506,203
Total U.S. Government & Federal Agencies (Cost $225,725,246)		225,982,403
Total Long-Term Bonds (Cost $556,187,200)		561,715,354
Total Investments (Cost $556,187,200)	98.5%	561,715,354
Other Assets, Less Liabilities	1.5	8,803,599
Net Assets	100.0%	$ 570,518,953

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Step coupon—Rate shown was the rate in effect as of September 30, 2025.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Floating rate—Rate shown was the rate in effect as of September 30, 2025.
(d)	Fixed to floating rate—Rate shown was the rate in effect as of September 30, 2025.
(e)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(g)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of September 30, 2025.
(h)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of September 30, 2025.
(i)	Delayed delivery security.
(j)	TBA—Security purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of September 30, 2025, the total net market value was $10,062,415, which represented 1.8% of the Portfolio’s net assets. All or a portion of this security is a part of a mortgage dollar roll agreement.

Futures Contracts
As of September 30, 2025, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 2 Year Notes	85	December 2025	$ 17,757,837	$ 17,713,867	$ (43,970)
U.S. Treasury 5 Year Notes	176	December 2025	19,246,996	19,218,375	(28,621)
U.S. Treasury Long Bonds	298	December 2025	34,003,221	34,744,937	741,716
U.S. Treasury Ultra Bonds	129	December 2025	15,119,801	15,488,063	368,262
Total Long Contracts					1,037,387
Short Contracts
U.S. Treasury 10 Year Notes	(14)	December 2025	(1,570,671)	(1,575,000)	(4,329)
U.S. Treasury 10 Year Ultra Bonds	(183)	December 2025	(20,874,203)	(21,059,297)	(185,094)
Total Short Contracts					(189,423)
Net Unrealized Appreciation					$ 847,964

1.	As of September 30, 2025, cash in the amount of $1,768,565 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2025.
Abbreviation(s):
ACES—Alternative Credit Enhancement Securities
CLO—Collateralized Loan Obligation
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
REIT—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
TBA—To Be Announced
UMBS—Uniform Mortgage Backed Securities

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 38,175,490	$ —	$ 38,175,490
Corporate Bonds	—	226,992,406	—	226,992,406
Mortgage-Backed Securities	—	70,565,055	—	70,565,055
U.S. Government & Federal Agencies	—	225,982,403	—	225,982,403
Total Investments in Securities	—	561,715,354	—	561,715,354
Other Financial Instruments
Futures Contracts (b)	1,109,978	—	—	1,109,978
Total Investments in Securities and Other Financial Instruments	$ 1,109,978	$ 561,715,354	$ —	$ 562,825,332
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (262,014)	$ —	$ —	$ (262,014)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI VP Conservative Allocation Portfolio
Portfolio of Investments September 30, 2025†^(Unaudited)
	Shares	Value
Affiliated Investment Companies 90.7%
Equity Funds 39.7%
NYLI Candriam International Equity ETF	172,773	$ 5,880,156
NYLI Candriam U.S. Large Cap Equity ETF	135,761	7,221,508
NYLI Candriam U.S. Mid Cap Equity ETF	161,888	5,490,075
NYLI Epoch Capital Growth Fund Class I	80,101	1,328,664
NYLI Epoch International Choice Fund Class I	143,531	6,671,854
NYLI Fiera SMID Growth Fund Class R6	313,394	5,467,595
NYLI FTSE International Equity Currency Neutral ETF	243,632	7,555,028
NYLI PineStone U.S. Equity Fund Class R6	329,143	6,829,330
NYLI VP American Century Sustainable Equity Portfolio Initial Class	639,638	7,261,936
NYLI VP Candriam Emerging Markets Equity Portfolio Initial Class	602,330	6,077,389
NYLI VP Dimensional U.S. Equity Portfolio Initial Class	191,983	7,073,308
NYLI VP Epoch U.S. Equity Yield Portfolio Initial Class	330,589	6,685,002
NYLI VP MacKay Convertible Portfolio Initial Class	450,945	7,535,736
NYLI VP MFS® Investors Trust Portfolio Initial Class	357,363	3,883,819
NYLI VP MFS® Research Portfolio Initial Class	351,768	3,782,803
NYLI VP PineStone International Equity Portfolio Initial Class	372,958	4,515,479
NYLI VP Schroders Mid Cap Opportunities Portfolio Initial Class	598,549	5,618,216
NYLI VP Small Cap Growth Portfolio Initial Class	432,856	5,287,294
NYLI VP Wellington Growth Portfolio Initial Class	208,202	7,406,184
NYLI VP Wellington Small Cap Portfolio Initial Class	505,444	5,176,859
NYLI VP Winslow Large Cap Growth Portfolio Initial Class	202,807	7,151,412
NYLI WMC Enduring Capital Fund Class R6	153,909	5,995,409
NYLI WMC International Research Equity Fund Class I	688,894	6,873,370
NYLI WMC Value Fund Class R6	184,878	6,436,974
Total Equity Funds (Cost $113,977,205)		143,205,400
Fixed Income Funds 51.0%
NYLI Candriam Emerging Markets Debt Fund Class I (a)	918,601	7,417,058
NYLI MacKay Core Plus Bond ETF (a)	3,704,883	79,224,848
NYLI MacKay High Income ETF (a)	377,916	10,056,345
NYLI MacKay Securitized Income ETF (a)	810,477	21,218,126
NYLI VP Bond Portfolio Initial Class (a)	1,035,822	13,147,899
NYLI VP Floating Rate Portfolio Initial Class	2,153,618	18,204,534
NYLI VP MacKay High Yield Corporate Bond Portfolio Initial Class	1,039,830	10,052,454
NYLI VP MacKay U.S. Infrastructure Bond Portfolio Initial Class (a)	2,078,576	21,350,921
NYLI VP PIMCO Real Return Portfolio Initial Class	443,154	3,658,991
Total Fixed Income Funds (Cost $183,739,312)		184,331,176
Total Affiliated Investment Companies (Cost $297,716,517)		327,536,576

	Shares	Value
Short-Term Investment 8.8%
Affiliated Investment Company 8.8%
NYLI U.S. Government Liquidity Fund, 4.027% (b)	31,669,132	$ 31,669,132
Total Short-Term Investment (Cost $31,669,132)	8.8%	31,669,132
Total Investments (Cost $329,385,649)	99.5%	359,205,708
Other Assets, Less Liabilities	0.5	1,969,425
Net Assets	100.0%	$ 361,175,133

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	As of September 30, 2025, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Current yield as of September 30, 2025.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI Candriam Emerging Markets Debt Fund Class I	$ —	$ 8,115	$ (927)	$ 2	$ 227	$ 7,417	$ 279	$ —	919
NYLI Candriam International Equity ETF	6,129	63	(1,379)	301	766	5,880	126	—	173
NYLI Candriam U.S. Large Cap Equity ETF	9,173	225	(2,835)	1,099	(440)	7,222	65	—	136
NYLI Candriam U.S. Mid Cap Equity ETF	5,705	514	(957)	116	112	5,490	48	—	162
NYLI Epoch Capital Growth Fund Class I	1,366	—	(181)	22	122	1,329	—	—	80
NYLI Epoch International Choice Fund Class I	6,284	204	(1,214)	224	1,174	6,672	—	—	144
NYLI Fiera SMID Growth Fund Class R6	5,670	781	(1,086)	37	66	5,468	—	—	313
NYLI FTSE International Equity Currency Neutral ETF	7,835	38	(1,640)	473	849	7,555	155	—	244
NYLI MacKay Core Plus Bond ETF	86,272	303	(9,561)	(578)	2,789	79,225	2,955	—	3,705
NYLI MacKay High Income ETF (a)	6,511	3,973	(593)	6	159	10,056	318	—	378
NYLI MacKay Securitized Income ETF	23,174	251	(2,792)	44	541	21,218	818	—	810
NYLI MacKay Short Duration High Income Fund Class I	16,936	346	(17,343)	(238)	299	—	346	—	—
NYLI PineStone U.S. Equity Fund Class R6	8,895	—	(2,648)	388	194	6,829	—	—	329
NYLI Short Term Bond Fund Class I	4,070	121	(4,218)	30	(3)	—	97	—	—
NYLI U.S. Government Liquidity Fund	37,822	60,414	(66,567)	—	—	31,669	1,077	—	31,669
NYLI VP American Century Sustainable Equity Portfolio Initial Class	9,619	263	(3,254)	(481)	1,116	7,263	—	—	640
NYLI VP Bond Portfolio Initial Class	14,314	109	(2,020)	(20)	765	13,148	—	—	1,036
NYLI VP Candriam Emerging Markets Equity Portfolio Initial Class	5,997	—	(1,410)	21	1,469	6,077	—	—	602
NYLI VP Dimensional U.S. Equity Portfolio Initial Class	4,994	1,871	(662)	83	787	7,073	—	—	192
NYLI VP Epoch U.S. Equity Yield Portfolio Initial Class	8,228	3	(2,338)	353	439	6,685	—	—	331
NYLI VP Floating Rate Portfolio Initial Class	20,335	1,001	(2,888)	(136)	(107)	18,205	1,000	—	2,154
NYLI VP MacKay Convertible Portfolio Initial Class	7,856	213	(1,182)	46	603	7,536	212	—	451
NYLI VP MacKay High Yield Corporate Bond Portfolio Initial Class	6,672	3,939	(941)	32	350	10,052	—	—	1,040

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI VP MacKay U.S. Infrastructure Bond Portfolio Initial Class	$ 23,261	$ 177	$ (3,591)	$ 84	$ 1,421	$ 21,352	$ —	$ —	2,079
NYLI VP MFS® Investors Trust Portfolio Initial Class	—	3,649	(137)	8	364	3,884	—	—	357
NYLI VP MFS® Research Portfolio Initial Class	—	3,581	(162)	10	354	3,783	—	—	352
NYLI VP PIMCO Real Return Portfolio Initial Class	3,990	43	(660)	(56)	342	3,659	—	—	443
NYLI VP PineStone International Equity Portfolio Initial Class	5,601	139	(1,651)	(784)	1,210	4,515	—	—	373
NYLI VP Schroders Mid Cap Opportunities Portfolio Initial Class	6,322	288	(1,061)	145	(76)	5,618	—	—	599
NYLI VP Small Cap Growth Portfolio Initial Class	5,254	803	(913)	53	90	5,287	—	—	433
NYLI VP Wellington Growth Portfolio Initial Class	9,926	729	(4,435)	1,830	(644)	7,406	—	—	208
NYLI VP Wellington Small Cap Portfolio Initial Class	4,553	847	(450)	87	140	5,177	—	—	505
NYLI VP Winslow Large Cap Growth Portfolio Initial Class	9,929	617	(4,508)	1,632	(519)	7,151	—	—	203
NYLI WMC Enduring Capital Fund Class R6	3,906	2,446	(393)	68	(32)	5,995	—	—	154
NYLI WMC International Research Equity Fund Class I	6,554	59	(1,486)	222	1,524	6,873	—	—	689
NYLI WMC Value Fund Class R6	7,704	20	(1,899)	136	476	6,437	—	—	185
	$390,857	$96,145	$(149,982)	$5,259	$16,927	$359,206	$7,496	$—

(a)	Prior to February 14, 2025, known as NYLI MacKay ESG High Income ETF.

Swap Contracts
Open OTC total return equity swap contracts as of September 30, 2025 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	iShares 20+ Year Treasury Bond ETF	1 day FEDF plus 0.43%	12/1/25	Daily	4,664	$ —
Citibank NA	iShares MSCI EAFE ETF	1 day FEDF minus 0.40%	12/1/25	Daily	(7,674)	—
Citibank NA	iShares MSCI Emerging Markets ex China ETF	1 day FEDF plus 0.45%	12/1/25	Daily	7,799	—
JPMorgan Chase Bank NA	Russell 2000 Total Return Index	1 day FEDF plus 0.49%	4/8/26	Daily	2,676	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.95%	12/1/25	Daily	10,053	—
Citibank NA	S&P Midcap 400 Total Return Index	1 day FEDF plus 0.85%	12/1/25	Daily	2,500	—
						$ —

1.	As of September 30, 2025, cash in the amount $1,627,000 was pledged to brokers for OTC swap contracts.
2.	Portfolio pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of September 30, 2025.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 143,205,400	$ —	$ —	$ 143,205,400
Fixed Income Funds	184,331,176	—	—	184,331,176
Total Affiliated Investment Companies	327,536,576	—	—	327,536,576
Short-Term Investment
Affiliated Investment Company	31,669,132	—	—	31,669,132
Total Investments in Securities	$ 359,205,708	$ —	$ —	$ 359,205,708

(a)	For a complete listing of investments, see the Portfolio of Investments.

NYLI VP CBRE Global Infrastructure Portfolio
Portfolio of Investments September 30, 2025†^(Unaudited)
	Shares	Value
Common Stocks 98.2%
Australia 0.7%
Transurban Group (Transportation)	30,541	$ 279,689
Belgium 0.7%
Elia Group SA/NV (Utilities)	2,252	259,864
Canada 4.8%
Canadian Pacific Kansas City Ltd. (Transportation) (a)	11,174	832,209
Pembina Pipeline Corp. (Midstream / Pipelines)	13,280	536,944
TC Energy Corp. (Midstream / Pipelines) (a)	8,836	480,434
		1,849,587
France 4.5%
Vinci SA (Transportation)	12,284	1,710,407
Germany 2.3%
E.ON SE (Utilities)	45,972	864,375
Italy 0.8%
Infrastrutture Wireless Italiane SpA (Communications)	26,945	316,646
Japan 4.1%
Chubu Electric Power Co., Inc. (Utilities)	15,400	214,465
East Japan Railway Co. (Transportation)	5,800	142,126
Kyushu Electric Power Co., Inc. (Utilities) (a)	30,000	300,325
West Japan Railway Co. (Transportation)	42,448	930,540
		1,587,456
Mexico 4.1%
Grupo Aeroportuario del Centro Norte SAB de CV, Class B (Transportation)	33,616	434,997
Grupo Aeroportuario del Pacifico SAB de CV, Class B (Transportation)	39,056	923,217
Grupo Aeroportuario del Sureste SAB de CV, Class B (Transportation)	6,493	209,683
		1,567,897
Netherlands 4.0%
Ferrovial SE (Transportation)	26,905	1,548,622
New Zealand 0.6%
Auckland International Airport Ltd. (Transportation)	47,315	216,191
Spain 4.6%
Aena SME SA (Transportation)	48,602	1,331,642
Cellnex Telecom SA (Communications)	12,109	419,850
		1,751,492
Switzerland 1.6%
Flughafen Zurich AG (Registered) (Transportation)	1,961	598,978

	Shares	Value
Common Stocks
United Kingdom 4.7%
National Grid plc (Utilities)	32,448	$ 467,790
Pennon Group plc (Utilities)	73,702	464,292
Severn Trent plc (Utilities)	17,951	625,592
SSE plc (Utilities)	10,009	234,560
		1,792,234
United States 60.7%
AES Corp. (The) (Utilities)	67,932	893,985
American Tower Corp. (Communications)	2,991	575,229
Atmos Energy Corp. (Utilities)	8,531	1,456,668
California Water Service Group (Utilities)	6,822	313,062
Cheniere Energy, Inc. (Midstream / Pipelines)	5,919	1,390,847
Chesapeake Utilities Corp. (Utilities)	1,178	158,665
CMS Energy Corp. (Utilities)	12,262	898,314
Consolidated Edison, Inc. (Utilities)	1,549	155,705
Constellation Energy Corp. (Utilities)	2,415	794,704
CSX Corp. (Transportation)	5,128	182,095
Entergy Corp. (Utilities)	15,150	1,411,828
Equinix, Inc. (Communications)	1,161	909,342
Essential Utilities, Inc. (Utilities)	24,719	986,288
NextEra Energy, Inc. (Utilities)	19,411	1,465,336
OGE Energy Corp. (Utilities)	10,211	472,463
PG&E Corp. (Utilities)	60,122	906,640
PPL Corp. (Utilities)	44,148	1,640,540
Public Service Enterprise Group, Inc. (Utilities)	17,406	1,452,705
Targa Resources Corp. (Midstream / Pipelines)	5,952	997,198
Union Pacific Corp. (Transportation)	7,418	1,753,393
WEC Energy Group, Inc. (Utilities)	14,850	1,701,661
Williams Cos., Inc. (The) (Midstream / Pipelines)	17,939	1,136,436
Xcel Energy, Inc. (Utilities)	19,400	1,564,610
		23,217,714
Total Common Stocks (Cost $31,650,622)		37,561,152
Short-Term Investments 5.2%
Affiliated Investment Company 1.7%
United States 1.7%
NYLI U.S. Government Liquidity Fund, 4.027% (b)	663,043	663,043

	Shares	Value
Short-Term Investments
Unaffiliated Investment Company 3.5%
United States 3.5%
Invesco Government & Agency Portfolio, 4.131% (b)(c)	1,328,426	$ 1,328,426
Total Short-Term Investments (Cost $1,991,469)		1,991,469
Total Investments (Cost $33,642,091)	103.4%	39,552,621
Other Assets, Less Liabilities	(3.4)	(1,305,163)
Net Assets	100.0%	$ 38,247,458

†	Percentages indicated are based on Portfolio net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of September 30, 2025, the aggregate market value of securities on loan was $1,469,661; the total market value of collateral held by the Portfolio was $1,523,260. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $194,834. The Portfolio received cash collateral with a value of $1,328,426.
(b)	Current yield as of September 30, 2025.
(c)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 489	$ 7,670	$ (7,496)	$ —	$ —	$ 663	$ 14	$ —	663

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Australia	$ —	$ 279,689	$ —	$ 279,689
Belgium	—	259,864	—	259,864
France	—	1,710,407	—	1,710,407
Germany	—	864,375	—	864,375
Italy	—	316,646	—	316,646
Japan	—	1,587,456	—	1,587,456
Netherlands	—	1,548,622	—	1,548,622
New Zealand	—	216,191	—	216,191
Spain	—	1,751,492	—	1,751,492
Switzerland	—	598,978	—	598,978
United Kingdom	—	1,792,234	—	1,792,234
All Other Countries	26,635,198	—	—	26,635,198
Total Common Stocks	26,635,198	10,925,954	—	37,561,152
Short-Term Investments
Affiliated Investment Company	663,043	—	—	663,043
Unaffiliated Investment Company	1,328,426	—	—	1,328,426
Total Short-Term Investments	1,991,469	—	—	1,991,469
Total Investments in Securities	$ 28,626,667	$ 10,925,954	$ —	$ 39,552,621

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI VP Candriam Emerging Markets Equity Portfolio
Portfolio of Investments September 30, 2025†^(Unaudited)
	Shares	Value
Common Stocks 92.9%
Brazil 4.7%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Water Utilities)	50,000	$ 1,241,674
Inter & Co., Inc., Class A (Banks) (a)	196,000	1,809,080
NU Holdings Ltd., Class A (Banks) (b)	142,000	2,273,420
Raia Drogasil SA (Consumer Staples Distribution & Retail)	480,000	1,661,252
Rede D'Or Sao Luiz SA (Health Care Providers & Services) (c)	208,000	1,644,538
TOTVS SA (Software)	204,000	1,760,481
		10,390,445
Chile 1.6%
Antofagasta plc (Metals & Mining)	58,000	2,160,524
Sociedad Quimica y Minera de Chile SA, Sponsored ADR (Chemicals) (b)	31,300	1,345,274
		3,505,798
China 30.6%
Advanced Micro-Fabrication Equipment, Inc., Class A (Semiconductors & Semiconductor Equipment) (d)	25,000	1,047,959
Agricultural Bank of China Ltd., Class H (Banks)	1,600,000	1,078,147
Alibaba Group Holding Ltd. (Broadline Retail)	424,000	9,504,289
Alibaba Health Information Technology Ltd. (Consumer Staples Distribution & Retail) (b)	2,080,000	1,782,656
Anker Innovations Technology Co. Ltd., Class A (Technology Hardware, Storage & Peripherals) (d)	36,000	613,662
Baidu, Inc., Class A (Interactive Media & Services) (b)	48,000	795,551
BeOne Medicines Ltd., Class H (Biotechnology) (b)	67,500	1,782,581
Cambricon Technologies Corp. Ltd., Class A (Semiconductors & Semiconductor Equipment) (b)(d)	2,800	523,328
China Hongqiao Group Ltd. (Metals & Mining)	340,000	1,156,189
China Life Insurance Co. Ltd., Class H (Insurance)	560,000	1,595,762
CMOC Group Ltd., Class H (Metals & Mining)	1,560,000	3,153,636
Fuyao Glass Industry Group Co. Ltd., Class H (Automobile Components) (c)	98,000	986,676
Giant Biogene Holding Co. Ltd. (Personal Care Products) (c)	136,000	989,528
Innovent Biologics, Inc. (Biotechnology) (b)(c)	62,000	772,079
Lenovo Group Ltd. (Technology Hardware, Storage & Peripherals)	960,000	1,427,361
Meituan (Hotels, Restaurants & Leisure) (b)(c)	48,000	642,285
NAURA Technology Group Co. Ltd., Class A (Semiconductors & Semiconductor Equipment) (d)	31,000	1,971,666
NetEase, Inc. (Entertainment)	42,000	1,276,958
Ningbo Deye Technology Co. Ltd., Class A (Electrical Equipment) (d)	94,000	1,070,277
Nongfu Spring Co. Ltd., Class H (Beverages) (c)	214,000	1,483,217
PDD Holdings, Inc., ADR (Broadline Retail) (b)	17,000	2,246,890
PICC Property & Casualty Co. Ltd., Class H (Insurance)	1,040,000	2,351,894
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)	212,000	1,442,636
Pop Mart International Group Ltd. (Specialty Retail) (c)	9,000	307,756
Shanjin International Gold Co. Ltd., Class A (Metals & Mining) (d)	560,000	1,800,028
Sieyuan Electric Co. Ltd., Class A (Electrical Equipment) (d)	122,939	1,882,413
Suzhou TFC Optical Communication Co. Ltd., Class A (Communications Equipment) (d)	28,000	667,911
Tencent Holdings Ltd. (Interactive Media & Services)	162,000	13,801,718
Trip.com Group Ltd. (Hotels, Restaurants & Leisure)	18,600	1,410,056
WUS Printed Circuit Kunshan Co. Ltd., Class A (Electronic Equipment, Instruments & Components) (d)	91,000	946,155
Xiaomi Corp., Class B (Technology Hardware, Storage & Peripherals) (b)(c)	504,000	3,509,285
Zhejiang Huayou Cobalt Co. Ltd., Class A (Electrical Equipment) (d)	240,000	2,222,672
Zhejiang Leapmotor Technology Co. Ltd., Class H (Automobiles) (b)(c)	157,000	1,339,628
		67,582,849

	Shares	Value
Common Stocks
Greece 0.5%
Alpha Bank SA (Banks)	240,000	$ 1,023,334
Hong Kong 0.6%
Futu Holdings Ltd., ADR (Capital Markets)	7,000	1,217,370
Hungary 0.5%
OTP Bank Nyrt. (Banks)	12,400	1,073,941
India 12.8%
360 ONE WAM Ltd. (Capital Markets)	62,000	716,735
Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	14,200	1,186,843
Bajaj Finance Ltd. (Consumer Finance)	72,000	810,265
Bharti Airtel Ltd. (Wireless Telecommunication Services)	84,000	1,779,574
Coromandel International Ltd. (Chemicals)	40,000	1,014,118
Dixon Technologies India Ltd. (Household Durables)	7,000	1,287,464
Eicher Motors Ltd. (Automobiles)	17,600	1,388,880
Eternal Ltd. (Hotels, Restaurants & Leisure) (b)	340,000	1,246,699
Fortis Healthcare Ltd. (Health Care Providers & Services)	168,000	1,835,279
HDFC Bank Ltd. (Banks)	316,000	3,385,606
Hitachi Energy India Ltd. (Electrical Equipment)	5,600	1,135,288
ICICI Bank Ltd. (Banks)	184,000	2,790,954
InterGlobe Aviation Ltd. (Passenger Airlines) (c)	10,000	630,240
Muthoot Finance Ltd. (Consumer Finance)	50,000	1,732,927
Navin Fluorine International Ltd. (Chemicals)	16,000	832,886
NHPC Ltd. (Independent Power and Renewable Electricity Producers)	980,000	952,997
PB Fintech Ltd. (Insurance) (b)	54,000	1,037,402
Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	116,000	1,782,370
Siemens Energy India Ltd. (Electrical Equipment) (b)	60,000	2,325,077
Siemens Ltd. (Industrial Conglomerates)	9,000	317,316
		28,188,920
Mexico 1.9%
America Movil SAB de CV (Wireless Telecommunication Services)	1,160,000	1,214,252
Gentera SAB de CV (Consumer Finance)	664,000	1,721,864
Industrias Penoles SAB de CV (Metals & Mining) (b)	28,000	1,251,427
		4,187,543
Nigeria 0.4%
Airtel Africa plc (Wireless Telecommunication Services) (c)	239,462	786,642
Peru 2.6%
Cia de Minas Buenaventura SAA, ADR (Metals & Mining)	96,000	2,335,680
Credicorp Ltd. (Banks)	8,400	2,236,752
Intercorp Financial Services, Inc. (Banks)	28,000	1,129,520
		5,701,952

	Shares	Value
Common Stocks
Poland 0.6%
Allegro.eu SA (Broadline Retail) (b)(c)	30,000	$ 293,784
Bank Millennium SA (Banks) (a)(b)	260,000	1,032,856
		1,326,640
Republic of Korea 8.6%
Hana Financial Group, Inc. (Banks)	26,000	1,624,238
Hansol Chemical Co. Ltd. (Chemicals)	7,600	1,135,410
Hyosung Heavy Industries Corp. (Electrical Equipment)	1,800	1,736,786
Hyundai Rotem Co. Ltd. (Machinery)	7,000	1,094,832
KB Financial Group, Inc. (Banks)	25,000	2,064,691
Samsung C&T Corp. (Industrial Conglomerates)	7,000	926,256
Samsung Heavy Industries Co. Ltd. (Machinery) (b)	192,000	3,003,741
Samyang Foods Co. Ltd. (Food Products)	1,120	1,218,578
SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	19,400	4,850,637
SK Square Co. Ltd. (Industrial Conglomerates) (b)	9,600	1,384,533
		19,039,702
Russia 0.0% ‡
Magnit PJSC (Consumer Staples Distribution & Retail) (b)(d)(e)	22,529	—
Saudi Arabia 1.6%
Al Rajhi Bank (Banks)	124,000	3,540,138
Singapore 0.3%
Sea Ltd., ADR (Broadline Retail) (b)	3,600	643,428
South Africa 4.6%
Gold Fields Ltd. (Metals & Mining)	62,000	2,629,746
MTN Group Ltd. (Wireless Telecommunication Services)	96,000	808,131
Naspers Ltd., Class N (Broadline Retail)	7,600	2,762,565
Northam Platinum Holdings Ltd. (Metals & Mining)	104,000	1,693,031
Valterra Platinum Ltd. (Metals & Mining)	33,000	2,356,010
		10,249,483
Taiwan 17.9%
Accton Technology Corp. (Communications Equipment)	43,000	1,488,733
Alchip Technologies Ltd. (Semiconductors & Semiconductor Equipment)	3,000	343,373
Asia Vital Components Co. Ltd. (Technology Hardware, Storage & Peripherals)	32,000	1,038,666
ASPEED Technology, Inc. (Semiconductors & Semiconductor Equipment)	5,700	950,161
Chroma ATE, Inc. (Electronic Equipment, Instruments & Components)	56,000	1,068,861
CTBC Financial Holding Co. Ltd. (Banks)	680,000	958,056
Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	40,000	1,121,265
E Ink Holdings, Inc. (Electronic Equipment, Instruments & Components)	70,000	554,041
E.Sun Financial Holding Co. Ltd. (Banks)	2,340,430	2,562,722
Elite Material Co. Ltd. (Electronic Equipment, Instruments & Components)	33,000	1,338,678
Global Unichip Corp. (Semiconductors & Semiconductor Equipment)	20,000	885,387
Gold Circuit Electronics Ltd. (Electronic Equipment, Instruments & Components)	66,000	942,959

	Shares	Value
Common Stocks
Taiwan
King Slide Works Co. Ltd. (Technology Hardware, Storage & Peripherals)	13,400	$ 1,452,916
MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	34,300	1,486,827
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	491,000	21,360,637
Wiwynn Corp. (Technology Hardware, Storage & Peripherals)	18,200	1,978,937
		39,532,219
Turkey 2.6%
Aselsan Elektronik Sanayi ve Ticaret A/S (Aerospace & Defense)	460,000	2,379,164
Turkiye Garanti Bankasi A/S (Banks) (a)	400,000	1,345,636
Turkiye Petrol Rafinerileri A/S (Oil, Gas & Consumable Fuels)	460,000	2,069,266
		5,794,066
United States 0.5%
Laureate Education, Inc. (Diversified Consumer Services) (b)	35,500	1,119,670
Total Common Stocks (Cost $157,942,195)		204,904,140
Preferred Stocks 5.4%
Brazil 0.7%
Itau Unibanco Holding SA (Banks)	190,000	1,394,767
Colombia 0.8%
Grupo Cibest SA, ADR (Banks)	35,000	1,817,900
Republic of Korea 3.9%
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals) 1.88%	182,000	8,652,512
Total Preferred Stocks (Cost $10,191,518)		11,865,179
Short-Term Investment 0.3%
Unaffiliated Investment Company 0.3%
United States 0.3%
Invesco Government & Agency Portfolio, 4.131% (f)(g)	777,984	777,984
Total Short-Term Investment (Cost $777,984)		777,984
Total Investments (Cost $168,911,697)	98.6%	217,547,303
Other Assets, Less Liabilities	1.4	2,996,266
Net Assets	100.0%	$ 220,543,569

†	Percentages indicated are based on Portfolio net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.

(a)	All or a portion of this security was held on loan. As of September 30, 2025, the aggregate market value of securities on loan was $2,125,129; the total market value of collateral held by the Portfolio was $2,266,047. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $1,488,063. The Portfolio received cash collateral with a value of $777,984.
(b)	Non-income producing security.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Illiquid security—As of September 30, 2025, the total market value deemed illiquid under procedures approved by the Board of Trustees was $12,746,071, which represented 5.8% of the Portfolio’s net assets.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Current yield as of September 30, 2025.
(g)	Represents a security purchased with cash collateral received for securities on loan.
Abbreviation(s):
ADR—American Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Chile	$ 1,345,274	$ 2,160,524	$ —	$ 3,505,798
China	2,246,890	65,335,959	—	67,582,849
Greece	—	1,023,334	—	1,023,334
Hungary	—	1,073,941	—	1,073,941
India	—	28,188,920	—	28,188,920
Nigeria	—	786,642	—	786,642
Poland	—	1,326,640	—	1,326,640
Republic of Korea	—	19,039,702	—	19,039,702
Saudi Arabia	—	3,540,138	—	3,540,138
South Africa	—	10,249,483	—	10,249,483
Taiwan	—	39,532,219	—	39,532,219
Turkey	—	5,794,066	—	5,794,066
All Other Countries	23,260,408	—	—	23,260,408
Total Common Stocks	26,852,572	178,051,568	—	204,904,140
Preferred Stocks	3,212,667	8,652,512	—	11,865,179
Short-Term Investment
Unaffiliated Investment Company	777,984	—	—	777,984
Total Investments in Securities	$ 30,843,223	$ 186,704,080	$ —	$ 217,547,303

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI VP Epoch U.S. Equity Yield Portfolio
Portfolio of Investments September 30, 2025†^(Unaudited)
	Shares	Value
Common Stocks 98.2%
Aerospace & Defense 3.0%
General Dynamics Corp.	26,959	$ 9,193,019
Lockheed Martin Corp.	14,899	7,437,730
RTX Corp.	62,157	10,400,731
		27,031,480
Air Freight & Logistics 0.6%
United Parcel Service, Inc., Class B	64,215	5,363,879
Banks 9.9%
Bank of America Corp.	405,237	20,906,177
Columbia Banking System, Inc.	343,953	8,853,350
JPMorgan Chase & Co.	64,871	20,462,259
Regions Financial Corp.	309,327	8,156,953
Truist Financial Corp.	160,654	7,345,101
U.S. Bancorp	264,023	12,760,232
Wells Fargo & Co.	149,693	12,547,267
		91,031,339
Beverages 2.3%
Coca-Cola Co. (The)	78,192	5,185,693
Coca-Cola Europacific Partners plc	115,306	10,424,815
PepsiCo, Inc.	38,958	5,471,262
		21,081,770
Biotechnology 3.6%
AbbVie, Inc.	95,075	22,013,665
Amgen, Inc.	16,994	4,795,707
Gilead Sciences, Inc.	54,379	6,036,069
		32,845,441
Capital Markets 3.1%
BlackRock, Inc.	11,077	12,914,342
CME Group, Inc.	25,435	6,872,283
Lazard, Inc.	163,000	8,603,140
		28,389,765
Chemicals 3.2%
Linde plc	19,193	9,116,675
LyondellBasell Industries NV, Class A	112,013	5,493,118
Nutrien Ltd.	162,668	9,550,238
PPG Industries, Inc.	48,354	5,082,489
		29,242,520
Commercial Services & Supplies 0.7%
Republic Services, Inc.	28,452	6,529,165
Communications Equipment 1.3%
Cisco Systems, Inc.	177,064	12,114,719

	Shares	Value
Common Stocks
Consumer Staples Distribution & Retail 1.8%
Walmart, Inc.	158,018	$ 16,285,335
Diversified Telecommunication Services 2.4%
AT&T, Inc.	368,448	10,404,972
Verizon Communications, Inc.	263,150	11,565,442
		21,970,414
Electric Utilities 6.1%
Alliant Energy Corp.	89,822	6,054,901
American Electric Power Co., Inc.	108,198	12,172,275
Duke Energy Corp.	47,325	5,856,469
Entergy Corp.	134,493	12,533,403
NextEra Energy, Inc.	128,939	9,733,605
OGE Energy Corp.	105,937	4,901,705
Pinnacle West Capital Corp.	54,010	4,842,536
		56,094,894
Electrical Equipment 3.6%
Eaton Corp. plc	36,494	13,657,880
Emerson Electric Co.	92,286	12,106,077
Hubbell, Inc.	16,674	7,174,989
		32,938,946
Food Products 1.1%
McCormick & Co., Inc. (Non-Voting)	68,945	4,613,110
Mondelez International, Inc., Class A	89,183	5,571,262
		10,184,372
Health Care Equipment & Supplies 1.6%
Medtronic plc	157,545	15,004,586
Health Care Providers & Services 2.8%
CVS Health Corp.	229,814	17,325,677
UnitedHealth Group, Inc.	25,160	8,687,748
		26,013,425
Hotels, Restaurants & Leisure 1.6%
McDonald's Corp.	31,536	9,583,475
Vail Resorts, Inc. (a)	35,106	5,250,804
		14,834,279
Household Products 1.7%
Colgate-Palmolive Co.	66,156	5,288,511
Procter & Gamble Co. (The)	64,964	9,981,718
		15,270,229
Industrial Conglomerates 0.9%
Honeywell International, Inc.	39,351	8,283,386

	Shares	Value
Common Stocks
Industrial REITs 0.9%
Prologis, Inc.	68,995	$ 7,901,307
Insurance 4.7%
Marsh & McLennan Cos., Inc.	48,646	9,803,628
MetLife, Inc.	242,323	19,960,146
Travelers Cos., Inc. (The)	45,949	12,829,880
		42,593,654
Interactive Media & Services 1.6%
Alphabet, Inc., Class C	20,591	5,014,938
Meta Platforms, Inc., Class A	13,578	9,971,412
		14,986,350
IT Services 1.5%
International Business Machines Corp.	49,722	14,029,560
Leisure Products 1.2%
Hasbro, Inc.	147,377	11,178,545
Machinery 3.3%
Cummins, Inc.	43,412	18,335,926
Snap-on, Inc.	18,198	6,306,153
Toro Co. (The)	74,143	5,649,697
		30,291,776
Media 1.7%
Comcast Corp., Class A	273,244	8,585,326
Omnicom Group, Inc.	84,471	6,886,921
		15,472,247
Multi-Utilities 2.4%
Ameren Corp.	47,848	4,994,374
CMS Energy Corp.	75,218	5,510,471
NiSource, Inc.	111,417	4,824,356
WEC Energy Group, Inc.	54,876	6,288,241
		21,617,442
Oil, Gas & Consumable Fuels 4.1%
Chevron Corp.	85,282	13,243,442
Enterprise Products Partners LP	301,592	9,430,782
MPLX LP	178,624	8,922,269
TotalEnergies SE, Sponsored ADR (a)	96,648	5,768,919
		37,365,412
Pharmaceuticals 5.3%
Bristol-Myers Squibb Co.	116,603	5,258,795
Eli Lilly & Co.	11,526	8,794,338
Johnson & Johnson	103,928	19,270,330

	Shares	Value
Common Stocks
Pharmaceuticals
Merck & Co., Inc.	120,215	$ 10,089,645
Pfizer, Inc.	218,251	5,561,035
		48,974,143
Professional Services 0.5%
Paychex, Inc.	37,298	4,727,894
Retail REITs 0.6%
Realty Income Corp.	87,088	5,294,080
Semiconductors & Semiconductor Equipment 5.6%
Analog Devices, Inc.	38,435	9,443,479
Broadcom, Inc.	59,834	19,739,835
KLA Corp.	8,239	8,886,585
Microchip Technology, Inc.	93,404	5,998,405
Texas Instruments, Inc.	40,186	7,383,374
		51,451,678
Software 2.4%
Microsoft Corp.	31,081	16,098,404
Salesforce, Inc.	26,172	6,202,764
		22,301,168
Specialized REITs 2.3%
American Tower Corp.	23,064	4,435,668
Iron Mountain, Inc.	83,439	8,505,772
VICI Properties, Inc.	262,087	8,546,657
		21,488,097
Specialty Retail 1.5%
Best Buy Co., Inc.	71,741	5,425,054
Home Depot, Inc. (The)	21,282	8,623,254
		14,048,308
Technology Hardware, Storage & Peripherals 3.7%
Apple, Inc.	28,390	7,228,946
Dell Technologies, Inc., Class C	79,427	11,260,366
Hewlett Packard Enterprise Co.	277,711	6,820,582
NetApp, Inc.	73,615	8,720,433
		34,030,327
Tobacco 1.4%
Philip Morris International, Inc.	76,226	12,363,857
Trading Companies & Distributors 1.6%
MSC Industrial Direct Co., Inc., Class A	106,760	9,836,867
Watsco, Inc.	12,537	5,068,709
		14,905,576

	Shares	Value
Common Stocks
Water Utilities 0.6%
Essential Utilities, Inc.	132,411	$ 5,283,199
Total Common Stocks (Cost $685,784,972)		900,814,564
Short-Term Investments 1.7%
Affiliated Investment Company 1.7%
NYLI U.S. Government Liquidity Fund, 4.027% (b)	16,022,176	16,022,176
Unaffiliated Investment Company 0.0% ‡
Invesco Government & Agency Portfolio, 4.131% (b)(c)	31,500	31,500
Total Short-Term Investments (Cost $16,053,676)		16,053,676
Total Investments (Cost $701,838,648)	99.9%	916,868,240
Other Assets, Less Liabilities	0.1	532,122
Net Assets	100.0%	$ 917,400,362

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	All or a portion of this security was held on loan. As of September 30, 2025, the aggregate market value of securities on loan was $4,782,402; the total market value of collateral held by the Portfolio was $4,881,245. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $4,849,745. The Portfolio received cash collateral with a value of $31,500.
(b)	Current yield as of September 30, 2025.
(c)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 16,225	$ 162,125	$ (162,328)	$ —	$ —	$ 16,022	$ 357	$ —	16,022
Abbreviation(s):
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 900,814,564	$ —	$ —	$ 900,814,564
Short-Term Investments
Affiliated Investment Company	16,022,176	—	—	16,022,176
Unaffiliated Investment Company	31,500	—	—	31,500
Total Short-Term Investments	16,053,676	—	—	16,053,676
Total Investments in Securities	$ 916,868,240	$ —	$ —	$ 916,868,240

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI VP Fidelity Institutional AM® Utilities Portfolio
Portfolio of Investments September 30, 2025†^(Unaudited)
	Shares	Value
Common Stocks 99.3%
Construction & Engineering 1.6%
MasTec, Inc. (a)	12,900	$ 2,745,249
Quanta Services, Inc.	28,300	11,728,086
		14,473,335
Electric Utilities 64.4%
Alliant Energy Corp.	121,600	8,197,056
American Electric Power Co., Inc.	158,400	17,820,000
Constellation Energy Corp.	233,190	76,735,833
Duke Energy Corp.	551,837	68,289,829
Entergy Corp.	472,230	44,007,114
Evergy, Inc.	399,800	30,392,796
Eversource Energy	27,800	1,977,692
Exelon Corp.	1,041,900	46,895,919
NextEra Energy, Inc.	1,410,519	106,480,079
NRG Energy, Inc.	245,683	39,788,362
PG&E Corp.	1,883,740	28,406,799
PPL Corp.	954,869	35,482,932
Southern Co. (The)	289,242	27,411,464
TXNM Energy, Inc.	23,310	1,318,181
Xcel Energy, Inc.	500,920	40,399,198
		573,603,254
Electrical Equipment 2.0%
GE Vernova, Inc.	21,500	13,220,350
NEXTracker, Inc., Class A (a)	60,900	4,505,991
		17,726,341
Gas Utilities 1.4%
UGI Corp.	377,325	12,549,830
Independent Power and Renewable Electricity Producers 9.1%
AES Corp. (The)	240,527	3,165,335
Talen Energy Corp. (a)	35,700	15,186,066
TransAlta Corp.	459,200	6,272,467
Vistra Corp.	286,786	56,187,113
		80,810,981
Multi-Utilities 17.5%
Ameren Corp.	332,066	34,661,049
CenterPoint Energy, Inc.	815,646	31,647,065
NiSource, Inc.	630,472	27,299,437
Sempra	689,509	62,042,020
		155,649,571
Oil, Gas & Consumable Fuels 1.7%
Cameco Corp.	175,200	14,692,272

	Shares	Value
Common Stocks
Semiconductors & Semiconductor Equipment 1.6%
First Solar, Inc. (a)	64,900	$ 14,312,397
Total Common Stocks (Cost $745,728,084)		883,817,981
Short-Term Investment 0.7%
Affiliated Investment Company 0.7%
NYLI U.S. Government Liquidity Fund, 4.027% (b)	6,394,067	6,394,067
Total Short-Term Investment (Cost $6,394,067)		6,394,067
Total Investments (Cost $752,122,151)	100.0%	890,212,048
Other Assets, Less Liabilities	(0.0)‡	(88,183)
Net Assets	100.0%	$ 890,123,865

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Current yield as of September 30, 2025.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 38,865	$ 260,152	$ (292,623)	$ —	$ —	$ 6,394	$ 641	$ —	6,394
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 883,817,981	$ —	$ —	$ 883,817,981
Short-Term Investment
Affiliated Investment Company	6,394,067	—	—	6,394,067
Total Investments in Securities	$ 890,212,048	$ —	$ —	$ 890,212,048

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI VP Floating Rate Portfolio
Portfolio of Investments September 30, 2025†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 95.6%
Asset-Backed Securities 3.0%
Other Asset-Backed Securities 3.0%
720 East CLO IV Ltd. (a)(b)
Series 2024-1A, Class B
6.318% (3 Month SOFR + 2.00%), due 4/15/37	$ 525,000	$ 526,248
Series 2024-1A, Class D
8.168% (3 Month SOFR + 3.85%), due 4/15/37	1,250,000	1,259,404
720 East CLO VI Ltd. (a)(b)
Series 2024-3A, Class B
5.975% (3 Month SOFR + 1.65%), due 1/20/38	694,433	696,880
Series 2024-3A, Class D2
8.425% (3 Month SOFR + 4.10%), due 1/20/38	1,250,000	1,254,776
720 East CLO VIII Ltd.
Series 2025-8A, Class D1
6.879% (3 Month SOFR + 2.80%), due 7/20/38 (a)(b)	2,000,000	1,997,532
AIMCO CLO 16 Ltd.
Series 2021-16A, Class D2R
8.522% (3 Month SOFR + 4.20%), due 7/17/37 (a)(b)	1,937,500	1,954,447
AIMCO CLO 20 Ltd. (a)(b)
Series 2023-20A, Class B1
6.518% (3 Month SOFR + 2.20%), due 10/16/36	1,000,000	1,001,204
Series 2023-20A, Class D
8.318% (3 Month SOFR + 4.00%), due 10/16/36	848,215	850,566
Ballyrock CLO 23 Ltd.
Series 2023-23A, Class C1R
8.068% (3 Month SOFR + 3.75%), due 4/25/38 (a)(b)	2,000,000	2,022,164
Elmwood CLO 26 Ltd. (a)(b)
Series 2024-1A, Class B
6.329% (3 Month SOFR + 2.00%), due 4/18/37	1,500,000	1,505,199
Series 2024-1A, Class D
7.929% (3 Month SOFR + 3.60%), due 4/18/37	1,200,000	1,208,388
Elmwood CLO 35 Ltd. (a)(b)
Series 2024-11A, Class B
5.979% (3 Month SOFR + 1.65%), due 10/18/37	1,000,000	1,003,247
Series 2024-11A, Class D2
8.329% (3 Month SOFR + 4.00%), due 10/18/37	600,000	603,686
Elmwood CLO 45 Ltd.
Series 2025-8A, Class D
6.48% (3 Month SOFR + 2.60%), due 10/17/38 (a)(b)(c)	2,500,000	2,500,000
Empower CLO Ltd. (a)(b)
Series 2023-2A, Class BR
5.99% (3 Month SOFR + 1.70%), due 10/15/38	1,250,000	1,256,821
Series 2022-1A, Class BR
6.075% (3 Month SOFR + 1.75%), due 10/20/37	1,250,000	1,256,005
Series 2023-2A, Class D1R
7.09% (3 Month SOFR + 2.80%), due 10/15/38	1,250,000	1,253,750
Series 2022-1A, Class D1R
7.325% (3 Month SOFR + 3.00%), due 10/20/37	1,250,000	1,255,450

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Galaxy 32 CLO Ltd. (a)(b)
Series 2023-32A, Class B
6.625% (3 Month SOFR + 2.30%), due 10/20/36	$ 1,000,000	$ 1,001,242
Series 2023-32A, Class D
8.625% (3 Month SOFR + 4.30%), due 10/20/36	1,000,000	1,004,377
OHA Credit Funding 16 Ltd. (a)(b)
Series 2023-16A, Class B
6.575% (3 Month SOFR + 2.25%), due 10/20/36	1,000,000	1,001,489
Series 2023-16A, Class D
8.325% (3 Month SOFR + 4.00%), due 10/20/36	1,000,000	1,002,865
Palmer Square CLO Ltd. (a)(b)
Series 2024-1A, Class B
6.318% (3 Month SOFR + 2.00%), due 4/15/37	1,250,000	1,254,329
Series 2022-2A, Class D1R
7.325% (3 Month SOFR + 3.00%), due 7/20/37	625,000	628,433
Series 2024-1A, Class D
7.718% (3 Month SOFR + 3.40%), due 4/15/37	1,250,000	1,257,420
Series 2022-2A, Class D2R
8.525% (3 Month SOFR + 4.20%), due 7/20/37	625,000	628,074
Sixth Street CLO XXIV Ltd. (a)(b)
Series 2024-24A, Class B
6.319% (3 Month SOFR + 2.00%), due 4/23/37	1,500,000	1,507,487
Series 2024-24A, Class D
7.919% (3 Month SOFR + 3.60%), due 4/23/37	1,500,000	1,511,615
Total Asset-Backed Securities (Cost $34,055,148)		34,203,098
Corporate Bonds 8.8%
Aerospace & Defense 0.1%
Spirit AeroSystems, Inc.
9.375%, due 11/30/29 (a)	250,000	263,304
TransDigm, Inc. (a)
6.75%, due 1/31/34	250,000	258,490
7.125%, due 12/1/31	500,000	521,545
		1,043,339
Airlines 0.4%
JetBlue Airways Corp.
9.875%, due 9/20/31 (a)	2,200,000	2,231,398
United Airlines, Inc. (a)
4.375%, due 4/15/26	200,000	199,693
4.625%, due 4/15/29	600,000	590,813
VistaJet Malta Finance plc
9.50%, due 6/1/28 (a)	1,000,000	1,041,025
		4,062,929

	Principal Amount	Value
Corporate Bonds
Auto Manufacturers 0.4%
Ford Motor Co.
6.10%, due 8/19/32	$ 2,000,000	$ 2,048,736
Ford Motor Credit Co. LLC
7.35%, due 11/4/27	2,000,000	2,085,978
		4,134,714
Auto Parts & Equipment 0.2%
Adient Global Holdings Ltd.
7.50%, due 2/15/33 (a)	1,100,000	1,139,011
American Axle & Manufacturing, Inc.
6.875%, due 7/1/28	1,000,000	999,766
		2,138,777
Building Materials 0.5%
CP Atlas Buyer, Inc.
9.75%, due 7/15/30 (a)	1,800,000	1,885,140
Masterbrand, Inc.
7.00%, due 7/15/32 (a)	1,500,000	1,550,139
Miter Brands Acquisition Holdco, Inc.
6.75%, due 4/1/32 (a)	750,000	770,440
Wilsonart LLC
11.00%, due 8/15/32 (a)	2,000,000	1,946,897
		6,152,616
Chemicals 0.8%
ASP Unifrax Holdings, Inc.
7.10% (5.85% Cash and 1.25% PIK), due 9/30/29 (a)(d)	250,606	98,727
Celanese US Holdings LLC
6.75%, due 4/15/33	1,550,000	1,543,461
INEOS Finance plc
7.50%, due 4/15/29 (a)	1,250,000	1,216,122
INEOS Quattro Finance 2 plc
9.625%, due 3/15/29 (a)	1,000,000	989,519
NOVA Chemicals Corp.
7.00%, due 12/1/31 (a)	1,950,000	2,054,545
Olympus Water US Holding Corp. (a)
7.25%, due 6/15/31	1,220,000	1,236,806
9.75%, due 11/15/28	1,500,000	1,574,250
SCIL IV LLC
5.375%, due 11/1/26 (a)	350,000	349,718
WR Grace Holdings LLC
5.625%, due 8/15/29 (a)	300,000	278,849
		9,341,997
Commercial Services 0.6%
Allied Universal Holdco LLC
7.875%, due 2/15/31 (a)	950,000	996,071
Avis Budget Car Rental LLC (a)
8.00%, due 2/15/31	1,500,000	1,551,780

	Principal Amount	Value
Corporate Bonds
Commercial Services
Avis Budget Car Rental LLC (a)
8.25%, due 1/15/30	$ 1,000,000	$ 1,037,340
Champions Financing, Inc.
8.75%, due 2/15/29 (a)	1,350,000	1,303,774
Clarivate Science Holdings Corp. (a)
3.875%, due 7/1/28	300,000	288,706
4.875%, due 7/1/29	300,000	283,509
Herc Holdings, Inc.
5.50%, due 7/15/27 (a)	850,000	847,872
ION Platform Finance US, Inc.
7.875%, due 9/30/32 (a)	700,000	695,401
WEX, Inc.
6.50%, due 3/15/33 (a)	400,000	408,513
		7,412,966
Computers 0.0% ‡
Amentum Holdings, Inc.
7.25%, due 8/1/32 (a)	340,000	353,044
Distribution & Wholesale 0.1%
Velocity Vehicle Group LLC
8.00%, due 6/1/29 (a)	880,000	882,302
Diversified Financial Services 0.7%
Azorra Finance Ltd.
7.75%, due 4/15/30 (a)	1,250,000	1,315,486
Focus Financial Partners LLC
6.75%, due 9/15/31 (a)	1,500,000	1,536,177
GGAM Finance Ltd. (a)
6.875%, due 4/15/29	560,000	580,726
7.75%, due 5/15/26	1,125,000	1,127,808
8.00%, due 2/15/27	750,000	767,598
Jane Street Group
7.125%, due 4/30/31 (a)	1,500,000	1,573,338
TrueNoord Capital DAC
8.75%, due 3/1/30 (a)	1,000,000	1,062,499
		7,963,632
Electric 0.3%
Lightning Power LLC
7.25%, due 8/15/32 (a)	980,000	1,037,542
Vistra Operations Co. LLC
5.00%, due 7/31/27 (a)	1,500,000	1,495,036
XPLR Infrastructure Operating Partners LP
8.625%, due 3/15/33 (a)	700,000	734,082
		3,266,660

	Principal Amount	Value
Corporate Bonds
Engineering & Construction 0.1%
Brand Industrial Services, Inc.
10.375%, due 8/1/30 (a)	$ 1,000,000	$ 996,813
Entertainment 0.2%
Caesars Entertainment, Inc.
7.00%, due 2/15/30 (a)	1,410,000	1,450,337
Great Canadian Gaming Corp.
8.75%, due 11/15/29 (a)	1,000,000	988,836
		2,439,173
Environmental Control 0.1%
GFL Environmental, Inc.
4.75%, due 6/15/29 (a)	1,000,000	986,317
Food 0.0% ‡
Post Holdings, Inc.
5.50%, due 12/15/29 (a)	240,000	239,042
US Foods, Inc.
7.25%, due 1/15/32 (a)	250,000	261,735
		500,777
Forest Products & Paper 0.1%
Magnera Corp.
7.25%, due 11/15/31 (a)	750,000	705,735
Healthcare-Products 0.1%
Embecta Corp.
6.75%, due 2/15/30 (a)	1,500,000	1,462,500
Medline Borrower LP
5.25%, due 10/1/29 (a)	200,000	198,271
		1,660,771
Healthcare-Services 0.3%
Concentra Health Services, Inc.
6.875%, due 7/15/32 (a)	1,000,000	1,038,382
Fortrea Holdings, Inc.
7.50%, due 7/1/30 (a)	360,000	340,899
LifePoint Health, Inc. (a)
8.375%, due 2/15/32	750,000	799,281
10.00%, due 6/1/32	1,000,000	1,049,959
		3,228,521
Housewares 0.2%
Newell Brands, Inc.
8.50%, due 6/1/28 (a)	2,500,000	2,644,340

	Principal Amount	Value
Corporate Bonds
Insurance 0.3%
Acrisure LLC (a)
8.25%, due 2/1/29	$ 550,000	$ 574,041
8.50%, due 6/15/29	1,050,000	1,102,347
Panther Escrow Issuer LLC
7.125%, due 6/1/31 (a)	2,000,000	2,080,236
		3,756,624
Internet 0.1%
Gen Digital, Inc.
6.75%, due 9/30/27 (a)	560,000	568,583
Iron & Steel 0.0% ‡
Carpenter Technology Corp.
6.375%, due 7/15/28	310,000	310,660
Lodging 0.0% ‡
Boyd Gaming Corp.
4.75%, due 12/1/27	400,000	397,704
Machinery-Diversified 0.1%
GrafTech Finance, Inc.
4.625%, due 12/23/29 (a)	220,000	154,070
GrafTech Global Enterprises, Inc.
9.875%, due 12/23/29 (a)	900,000	767,250
		921,320
Media 0.4%
Gray Media, Inc.
10.50%, due 7/15/29 (a)	1,040,000	1,124,501
Univision Communications, Inc. (a)
8.00%, due 8/15/28	2,113,000	2,189,533
8.50%, due 7/31/31	1,750,000	1,807,124
		5,121,158
Mining 0.1%
Novelis Corp.
6.875%, due 1/30/30 (a)	1,530,000	1,586,570
Oil & Gas 0.3%
Civitas Resources, Inc.
8.625%, due 11/1/30 (a)	1,130,000	1,170,301
SM Energy Co. (a)
6.75%, due 8/1/29	900,000	904,313
7.00%, due 8/1/32	900,000	900,694
		2,975,308

	Principal Amount	Value
Corporate Bonds
Oil & Gas Services 0.1%
Star Holding LLC
8.75%, due 8/1/31 (a)	$ 1,250,000	$ 1,240,255
Packaging & Containers 0.5%
Ardagh Metal Packaging Finance USA LLC
4.00%, due 9/1/29 (a)	400,000	370,207
Clydesdale Acquisition Holdings, Inc. (a)
6.75%, due 4/15/32	600,000	615,516
6.875%, due 1/15/30	714,000	732,428
8.75%, due 4/15/30	100,000	102,724
LABL, Inc.
8.625%, due 10/1/31 (a)	2,000,000	1,469,267
Mauser Packaging Solutions Holding Co.
7.875%, due 4/15/27 (a)	1,500,000	1,514,704
Trident TPI Holdings, Inc.
12.75%, due 12/31/28 (a)	790,000	842,337
		5,647,183
Pharmaceuticals 0.2%
1261229 BC Ltd.
10.00%, due 4/15/32 (a)	350,000	358,768
Endo Finance Holdings, Inc.
8.50%, due 4/15/31 (a)	863,000	925,886
Organon & Co.
5.125%, due 4/30/31 (a)	600,000	525,629
		1,810,283
Pipelines 0.1%
Global Partners LP
8.25%, due 1/15/32 (a)	400,000	421,866
NGL Energy Operating LLC
8.125%, due 2/15/29 (a)	500,000	512,659
		934,525
Real Estate 0.1%
Anywhere Real Estate Group LLC
5.75%, due 1/15/29 (a)	1,330,000	1,278,263
Real Estate Investment Trusts 0.2%
Iron Mountain, Inc.
5.00%, due 7/15/28 (a)	350,000	347,894
MPT Operating Partnership LP
8.50%, due 2/15/32 (a)	680,000	722,542
RHP Hotel Properties LP
4.75%, due 10/15/27	300,000	298,685
7.25%, due 7/15/28 (a)	900,000	928,458
		2,297,579

	Principal Amount	Value
Corporate Bonds
Retail 0.3%
1011778 B.C. Unlimited Liability Co.
4.00%, due 10/15/30 (a)	$ 1,040,000	$ 980,120
Global Auto Holdings Ltd.
8.375%, due 1/15/29 (a)	1,500,000	1,467,520
LBM Acquisition LLC
6.25%, due 1/15/29 (a)	1,000,000	925,625
		3,373,265
Software 0.3%
Cloud Software Group, Inc.
8.25%, due 6/30/32 (a)	1,330,000	1,410,802
Rocket Software, Inc.
9.00%, due 11/28/28 (a)	1,500,000	1,546,233
		2,957,035
Telecommunications 0.3%
CommScope LLC
9.50%, due 12/15/31 (a)	997,000	1,031,996
Frontier Communications Holdings LLC
5.875%, due 10/15/27 (a)	280,000	279,831
Zegona Finance plc
8.625%, due 7/15/29 (a)	1,800,000	1,916,100
		3,227,927
Transportation 0.1%
Stonepeak Nile Parent LLC
7.25%, due 3/15/32 (a)	830,000	874,017
Trucking & Leasing 0.1%
FTAI Aviation Investors LLC
7.00%, due 6/15/32 (a)	1,150,000	1,203,500
Total Corporate Bonds (Cost $98,961,684)		100,397,182
Loan Assignments 83.8%
Aerospace & Defense 2.8%
AAdvantage Loyalty IP Ltd.
First Lien 2025 Incremental Term Loan
7.575% (3 Month SOFR + 3.25%), due 5/28/32 (b)	2,194,500	2,203,827
Arcline FM Holdings LLC (b)
First Lien Term Loan
6.733% (1 Year SOFR + 2.75%), due 6/24/30	400,000	399,700
First Lien 2025 New Term Loan
7.578% (6 Month SOFR + 3.50%), due 6/24/30	2,826,711	2,830,244
Asplundh Tree Expert LLC
First Lien 2021 Refinancing Term Loan
6.013% (1 Month SOFR + 1.75%), due 9/6/27 (b)	2,450,875	2,449,534

	Principal Amount	Value
Loan Assignments
Aerospace & Defense
Chromalloy Corp.
First Lien Term Loan
7.542% (3 Month SOFR + 3.25%), due 3/27/31 (b)	$ 4,961,143	$ 4,968,892
Cobham Ultra SeniorCo SARL
First Lien USD Facility Term Loan B
8.37% (6 Month SOFR + 3.75%), due 8/3/29 (b)	1,953,040	1,951,673
Dynasty Acquisition Co., Inc. (b)
First Lien Initial Term Loan B1
6.163% (1 Month SOFR + 2.00%), due 10/31/31	371,489	371,373
First Lien Initial Term Loan B2
6.163% (1 Month SOFR + 2.00%), due 10/31/31	141,303	141,259
Engineering Research and Consulting LLC
First Lien Term Loan B
9.285% (6 Month SOFR + 5.00%), due 8/15/31 (b)	2,582,988	2,492,583
Goat Holdco LLC
First Lien Term Loan B
6.913% (1 Month SOFR + 2.75%), due 1/27/32 (b)	4,314,160	4,316,857
Kaman Corp. (b)
First Lien Initial Term Loan
6.794% (6 Month SOFR + 2.75%), due 2/26/32	913,794	910,481
First Lien Delayed Term Loan
6.828% (3 Month SOFR + 2.50%), due 2/26/32	8,060	8,031
TransDigm, Inc. (b)
First Lien Tranche Term Loan K
6.252% (3 Month SOFR + 2.25%), due 3/22/30	8,491,297	8,478,959
First Lien Tranche Term Loan L
6.502% (3 Month SOFR + 2.50%), due 1/19/32	990,000	989,106
		32,512,519
Animal Food 0.2%
Alltech, Inc.
First Lien Term Loan B2
8.528% (1 Month SOFR + 4.25%), due 8/13/30 (b)	2,205,669	2,208,426
Automobile 3.0%
American Auto Auction Group LLC
First Lien Refinancing Term Loan
8.502% (3 Month SOFR + 4.50%), due 5/28/32 (b)	3,199,565	3,220,561
American Axle & Manufacturing, Inc.
First Lien Incremental Term Loan C
7.408% (1 Year SOFR + 3.25%), due 2/24/32 (b)	2,500,000	2,484,375
Autokiniton US Holdings, Inc.
First Lien Term Loan B
8.43% (1 Month SOFR + 4.00%), due 4/6/28 (b)	2,951,216	2,915,557
Clarios Global LP (b)
First Lien 2024 Dollar Term Loan
6.816% (1 Month SOFR + 2.50%), due 5/6/30	3,394,350	3,388,692

	Principal Amount	Value
Loan Assignments
Automobile
Clarios Global LP (b)
First Lien Amendment No. 6 Dollar Term Loan
6.913% (1 Month SOFR + 2.75%), due 1/28/32	$ 5,000,000	$ 4,987,500
First Brands Group LLC (b)(e)(f)
First Lien 2021 Term Loan
9.57% (3 Month SOFR + 5.00%), due 3/30/27	2,622,064	927,555
First Lien 2022-II Incremental Term Loan
9.57% (3 Month SOFR + 5.00%), due 3/30/27	2,762,227	977,138
Gates Corp.
First Lien Initial Dollar Term Loan B5
5.913% (1 Month SOFR + 1.75%), due 6/4/31 (b)	4,455,000	4,446,647
Gates Global LLC
First Lien Initial Dollar Term Loan B4
5.913% (1 Month SOFR + 1.75%), due 11/16/29 (b)	1,592,174	1,589,935
Mavis Tire Express Services Topco Corp.
First Lien 2025 Incremental Term Loan
7.199% (3 Month SOFR + 3.00%), due 5/4/28 (b)	5,016,279	5,009,291
Wand NewCo 3, Inc.
First Lien Initial Term Loan
6.663% (1 Month SOFR + 2.50%), due 1/30/31 (b)	4,153,769	4,135,596
		34,082,847
Banking 0.7%
Edelman Financial Engines Center LLC (The)
First Lien Initial Term Loan
7.316% (1 Month SOFR + 3.00%), due 4/7/28 (b)	3,579,902	3,581,019
Jane Street Group LLC
First Lien Extended Term Loan
6.199% (3 Month SOFR + 2.00%), due 12/15/31 (b)	4,480,407	4,441,903
		8,022,922
Beverage, Food & Tobacco 2.0%
CHG PPC Parent LLC
First Lien 2021-1 US Term Loan
7.278% (1 Month SOFR + 3.00%), due 12/8/28 (b)	3,252,584	3,254,617
Clover Holdings 2 LLC
First Lien Initial Floating Rate Term Loan
7.942% (1 Month SOFR + 3.75%), due 12/9/31 (b)	2,644,887	2,642,683
Froneri International Ltd. (b)
First Lien Facility Term Loan B4
6.197% (6 Month SOFR + 2.00%), due 9/30/31	1,418,333	1,406,454
First Lien Term Loan
6.822% (1 Year SOFR + 2.50%), due 7/16/32	3,000,000	2,993,514
Naked Juice LLC (b)
First Lien Third Out Term Loan
5.396% (5.00% PIK) (3 Month SOFR + 1.00%), due 1/24/30 (d)	1,303,934	521,574
First Lien Second Out Term Loan
7.352% (3 Month SOFR + 3.25%), due 1/24/29	1,284,922	957,267

	Principal Amount	Value
Loan Assignments
Beverage, Food & Tobacco
Naked Juice LLC (b)
First Lien First Out Term Loan
9.502% (3 Month SOFR + 5.50%), due 1/24/29	$ 1,547,856	$ 1,555,595
Pegasus Bidco BV
First Lien 2025-1 Dollar Term Loan
6.762% (3 Month SOFR + 2.75%), due 7/12/29 (b)	2,552,829	2,553,894
Primo Brands Corp.
First Lien 2025 Refinancing Term Loan
6.252% (3 Month SOFR + 2.25%), due 3/31/28 (b)	5,575,589	5,572,601
Sazerac Co., Inc.
First Lien Incremental Term Loan B1
6.70% (1 Month SOFR + 2.50%), due 6/25/32 (b)	1,250,000	1,256,836
		22,715,035
Broadcasting & Entertainment 1.8%
Altice France SA
First Lien Term Loan B14
9.818% (3 Month SOFR + 5.50%), due 8/15/28 (b)(e)	2,940,451	2,793,428
Charter Communications Operating LLC
First Lien Term Loan B5
6.541% (3 Month SOFR + 2.25%), due 12/15/31 (b)	2,987,463	2,985,969
CMG Media Corp.
First Lien Facility Term Loan
7.602% (3 Month SOFR + 3.50%), due 6/18/29 (b)	1,711,146	1,635,570
Creative Artists Agency LLC
First Lien Term Loan
6.663% (1 Month SOFR + 2.50%), due 10/1/31 (b)	5,312,479	5,316,905
Gray Media, Inc.
First Lien Term Loan D
7.395% (1 Month SOFR + 3.00%), due 12/1/28 (b)	828,624	828,049
Univision Communications, Inc. (b)
First Lien Initial Term Loan
7.528% (1 Month SOFR + 3.25%), due 1/31/29	3,986,687	3,956,787
First Lien 2024 Replacement Term Loan
7.93% (1 Month SOFR + 3.50%), due 1/23/29	2,474,937	2,473,390
First Lien 2022 Incremental Term Loan
8.252% (3 Month SOFR + 4.25%), due 6/25/29	653,063	652,654
		20,642,752
Buildings & Real Estate 1.2%
AllSpring Buyer LLC
First Lien 2024 Specified Refinancing Term Loan
6.813% (3 Month SOFR + 2.75%), due 11/1/30 (b)	2,147,567	2,149,804
Core & Main LP
First Lien Tranche Term Loan D
6.166% (1 Month SOFR + 2.00%), due 7/27/28 (b)	1,098,858	1,099,545

	Principal Amount	Value
Loan Assignments
Buildings & Real Estate
Cornerstone Building Brands, Inc. (b)
First Lien New Term Loan B
7.50% (1 Month SOFR + 3.25%), due 4/12/28	$ 422,101	$ 398,709
First Lien Initial Term Loan
9.775% (1 Month SOFR + 5.625%), due 8/1/28	1,170,000	1,129,050
LSF12 Crown US Commercial Bidco LLC
First Lien 2025 Refinancing Term Loan
7.78% (1 Month SOFR + 3.50%), due 12/2/31 (b)	4,100,000	4,101,710
WEC US Holdings, Inc.
First Lien Initial Term Loan
6.53% (1 Month SOFR + 2.25%), due 1/27/31 (b)	2,486,317	2,487,526
Wilsonart LLC
First Lien Initial Term Loan
8.252% (3 Month SOFR + 4.25%), due 8/5/31 (b)	2,472,519	2,382,890
		13,749,234
Capital Equipment 1.1%
CPM Holdings, Inc.
First Lien Initial Term Loan
8.78% (1 Month SOFR + 4.50%), due 9/28/28 (b)	1,962,531	1,955,784
Crosby US Acquisition Corp.
First Lien Amendment No. 4 Replacement Term Loan
7.663% (1 Month SOFR + 3.50%), due 8/16/29 (b)	2,074,500	2,081,242
Discovery Energy Holding Corp.
First Lien Initial Dollar Term Loan
7.752% (3 Month SOFR + 3.75%), due 5/1/31 (b)	4,465,011	4,470,592
EMRLD Borrower LP
First Lien Second Amendment Incremental Term Loan
6.122% (6 Month SOFR + 2.25%), due 8/4/31 (b)	2,484,990	2,474,313
MIWD Holdco II LLC
First Lien 2024 Incremental Term Loan
7.066% (1 Month SOFR + 2.75%), due 3/28/31 (b)	1,080,000	1,082,700
		12,064,631
Cargo Transport 0.2%
Stonepeak Nile Parent LLC (b)
First Lien Term Loan
6.009% (1 Year SOFR + 2.25%), due 4/9/32	1,000,000	998,750
First Lien Initial Term Loan
7.079% (3 Month SOFR + 2.75%), due 4/9/32	892,857	891,741
		1,890,491
Chemicals, Plastics & Rubber 5.9%
Aruba Investments Holdings LLC (b)
First Lien Initial Dollar Term Loan
8.263% (1 Month SOFR + 4.00%), due 11/24/27	509,434	495,212
First Lien 2022 Incremental Term Loan
8.913% (1 Month SOFR + 4.75%), due 11/24/27 (g)(h)	1,458,750	1,418,026

	Principal Amount	Value
Loan Assignments
Chemicals, Plastics & Rubber
Bakelite US Holdco, Inc.
First Lien Initial Term Loan
7.752% (3 Month SOFR + 3.75%), due 12/23/31 (b)	$ 4,960,013	$ 4,937,281
Clydesdale Acquisition Holdings, Inc. (b)
First Lien Term Loan B
7.338% (1 Month SOFR + 3.175%), due 4/13/29	2,440,000	2,434,969
First Lien 2025 Incremental Closing Date Term Loan B
7.413% (1 Month SOFR + 3.25%), due 4/1/32	2,000,988	1,997,008
Fortis 333, Inc.
First Lien Dollar Term Loan B
7.502% (1 Month SOFR + 3.50%), due 3/29/32 (b)	2,477,125	2,458,546
INEOS US Finance LLC
First Lien 2030 Dollar Term Loan
7.413% (1 Month SOFR + 3.25%), due 2/18/30 (b)	2,376,984	2,166,027
INEOS US Petrochem LLC (b)
First Lien 2030 Dollar Tranche Term Loan B
8.013% (1 Month SOFR + 3.75%), due 3/14/30	972,563	857,071
First Lien New Term Loan B1
8.513% (1 Month SOFR + 4.25%), due 4/2/29	1,867,905	1,681,114
Innophos Holdings, Inc.
First Lien Initial Term Loan
8.528% (1 Month SOFR + 4.25%), due 3/16/29 (b)	4,865,607	4,810,869
Jazz Financing Lux SARL
First Lien Dollar Tranche Term Loan B2
6.413% (1 Month SOFR + 2.25%), due 5/5/28 (b)	2,562,974	2,565,821
Koppers, Inc.
First Lien 2023 Term Loan B2
6.66% (1 Month SOFR + 2.50%), due 4/10/30 (b)	3,421,861	3,433,625
Lonza Group AG
First Lien USD Facility Term Loan B
8.027% (3 Month SOFR + 3.925%), due 7/3/28 (b)	2,112,783	1,899,920
Magnera Corp.
First Lien Term Loan
8.449% (3 Month SOFR + 4.25%), due 11/4/31 (b)	5,278,963	5,232,772
Nouryon Finance BV (b)
First Lien November 2024 Dollar Term Loan B2
7.424% (1 Month SOFR + 3.25%), due 4/3/28	1,228,242	1,228,242
First Lien 2024 Dollar Term Loan B1
7.50% (1 Month SOFR + 3.25%), due 4/3/28	4,269,523	4,262,406
Olympus Water US Holding Corp. (b)
First Lien Term Loan B
7.135% (1 Year SOFR + 3.25%), due 7/23/32	500,000	495,547
First Lien Dollar Term Loan B6
7.296% (3 Month SOFR + 3.00%), due 6/23/31	3,643,415	3,603,185
OQ Chemicals International Holding GmbH
First Lien Tranche Term Loan B2
8.636% (3 Month SOFR + 4.25%), due 4/8/31 (b)	1,718,741	1,615,617

	Principal Amount	Value
Loan Assignments
Chemicals, Plastics & Rubber
Pasadena Performance Products LLC
First Lien 2025-1 Repricing Term Loan
7.252% (3 Month SOFR + 3.25%), due 2/27/32 (b)	$ 665,000	$ 664,169
SCIH Salt Holdings, Inc.
First Lien Incremental Term Loan B1
7.197% (6 Month SOFR + 3.00%), due 1/31/29 (b)	7,079,924	7,083,861
Sparta US HoldCo LLC
First Lien Term Loan
7.28% (1 Month SOFR + 3.00%), due 8/2/30 (b)	866,250	853,617
TricorBraun Holdings, Inc.
First Lien Closing Date Initial Term Loan
7.413% (1 Month SOFR + 3.25%), due 3/3/31 (b)	1,994,805	1,982,687
Tronox Finance LLC (b)
First Lien 2024 Term Loan B 6.502% - 6.663%
(1 Month SOFR + 2.50%, 3 Month SOFR + 2.50%), due 9/30/31	1,210,171	1,040,747
First Lien 2024 Term Loan B2
6.546% (3 Month SOFR + 2.25%), due 4/4/29	991,833	898,105
Vibrantz Technologies, Inc.
First Lien Initial Term Loan
8.728% (3 Month SOFR + 4.25%), due 4/23/29 (b)	2,902,367	2,336,925
W.R. Grace Holdings LLC
First Lien Term Loan B1
7.002% (3 Month SOFR + 3.00%), due 8/19/32 (b)	1,381,579	1,383,306
Windsor Holdings III LLC
First Lien 2025 Refinancing Term Loan B
6.916% (1 Month SOFR + 2.75%), due 8/1/30 (b)	3,440,371	3,430,335
		67,267,010
Commercial Services 0.3%
Champions Financing, Inc.
First Lien Initial Term Loan
8.948% (3 Month SOFR + 4.75%), due 2/6/29 (b)	989,975	923,976
Prime Security Services Borrower LLC
First Lien 2024-1 Refinancing Term Loan B1
6.129% (6 Month SOFR + 2.00%), due 10/15/30 (b)	2,475,078	2,468,891
		3,392,867
Construction & Buildings 0.2%
QXO Building Products, Inc.
First Lien Term Loan B
7.163% (1 Month SOFR + 3.00%), due 4/30/32 (b)	881,481	887,955
Star Holding LLC
First Lien Term Loan B
8.663% (1 Month SOFR + 4.50%), due 7/18/31 (b)	924,000	916,203
		1,804,158

	Principal Amount	Value
Loan Assignments
Consumer Durables 0.1%
SWF Holdings I Corp. (b)
First Lien Initial Tranche Term Loan A2
8.278% (1 Month SOFR + 4.00%), due 10/6/28	$ 445,125	$ 366,115
First Lien Tranche Term Loan A1
8.663% (1 Month SOFR + 4.50%), due 12/19/29	1,071,429	1,074,107
		1,440,222
Containers, Packaging & Glass 1.8%
Alliance Laundry Systems LLC
First Lien Initial Term Loan B
6.385% (1 Month SOFR + 2.25%), due 8/19/31 (b)	1,602,754	1,600,683
Altium Packaging LLC
First Lien 2024 Refinancing Term Loan
6.663% (1 Month SOFR + 2.50%), due 6/11/31 (b)	480,524	471,114
Charter Next Generation, Inc.
First Lien 2024 Replacement Term Loan
6.925% (1 Month SOFR + 2.75%), due 11/29/30 (b)	3,751,802	3,759,306
Graham Packaging Co., Inc.
First Lien Initial Term Loan
6.663% (1 Month SOFR + 2.50%), due 8/4/27 (b)	2,750,506	2,748,787
Mauser Packaging Solutions Holding Co.
First Lien Initial Facility Term Loan
7.28% (1 Month SOFR + 3.00%), due 4/15/27 (b)	179,208	179,160
Owens-Brockway Glass Container, Inc.
First Lien Term Loan B
6.509% (1 Year SOFR + 2.75%), due 9/27/32 (b)	1,538,462	1,534,615
ProAmpac PG Borrower LLC
First Lien 2024 Term Loan B 8.195% - 8.318%
(3 Month SOFR + 4.00%), due 9/15/28 (b)	5,600,324	5,611,990
RLG Holdings LLC
First Lien Closing Date Initial Term Loan
8.528% (1 Month SOFR + 4.25%), due 7/7/28 (b)	2,241,989	1,836,189
Trident TPI Holdings, Inc.
First Lien Tranche Term Loan B7
7.752% (3 Month SOFR + 3.75%), due 9/15/28 (b)	3,513,276	3,440,266
		21,182,110
Diversified/Conglomerate Manufacturing 1.6%
Allied Universal Holdco LLC
First Lien Amendment No. 7 Replacement US Dollar Term Loan
7.513% (1 Month SOFR + 3.25%), due 8/20/32 (b)	5,600,000	5,617,310
Filtration Group Corp.
First Lien 2025 Incremental Dollar Term Loan B
6.913% (1 Month SOFR + 2.75%), due 10/23/28 (b)	3,451,209	3,464,868
Iron Mountain, Inc.
First Lien Amendment No. 1 Incremental Term Loan
6.163% (1 Month SOFR + 2.00%), due 1/31/31 (b)	1,735,729	1,734,645

	Principal Amount	Value
Loan Assignments
Diversified/Conglomerate Manufacturing
LTI Holdings, Inc.
First Lien 2024 Term Loan
7.913% (1 Month SOFR + 3.75%), due 7/29/29 (b)	$ 2,376,000	$ 2,393,820
Quikrete Holdings, Inc.
First Lien Term Loan B1
6.413% (1 Month SOFR + 2.25%), due 4/14/31 (b)	5,127,853	5,125,002
		18,335,645
Diversified/Conglomerate Service 1.1%
Blackhawk Network Holdings, Inc.
First Lien Term Loan B2
8.163% (1 Year SOFR + 4.00%), due 3/12/29 (b)	3,458,856	3,469,357
Genesys Cloud Services, Inc.
First Lien 2025 Dollar Term Loan
6.816% (1 Month SOFR + 2.50%), due 1/30/32 (b)	5,970,000	5,925,225
MKS, Inc.
First Lien 2025-1 Dollar Term Loan B
6.166% (1 Month SOFR + 2.00%), due 8/17/29 (b)	1,014,668	1,013,400
TruGreen LP
First Lien Term Loan B
8.263% (1 Month SOFR + 4.00%), due 11/2/27 (b)	2,603,496	2,539,494
		12,947,476
Ecological 0.3%
Discovery Purchaser Corp.
First Lien Term Loan
8.082% (3 Month SOFR + 3.75%), due 10/4/29 (b)	1,990,000	1,978,629
GFL Environmental Services, Inc.
First Lien Initial Term Loan
6.671% (3 Month SOFR + 2.50%), due 3/3/32 (b)	1,050,000	1,049,126
		3,027,755
Electronics 5.2%
Camelot US Acquisition LLC (b)
First Lien Incremental Term Loan B
6.913% (1 Month SOFR + 2.75%), due 1/31/31	3,140,158	3,120,532
First Lien Incremental Term Loan
7.413% (1 Month SOFR + 3.25%), due 1/31/31	1,500,000	1,496,875
Castle US Holding Corp. (b)
First Lien Second Out Dollar Term Loan B1
8.717% (3 Month SOFR + 4.25%), due 5/31/30	240,616	109,480
First Lien Second Out Dollar Term Loan B2
8.967% (3 Month SOFR + 4.50%), due 5/31/30	1,514,888	677,912
First Lien Initial First Out Dollar Term Loan
9.205% (1.00% PIK) (3 Month SOFR + 6.00%), due 4/29/30 (d)	976,500	986,265
CommScope, Inc.
First Lien Initial Term Loan
8.913% (1 Month SOFR + 4.75%), due 12/18/29 (b)	4,095,684	4,140,737

	Principal Amount	Value
Loan Assignments
Electronics
CoreLogic, Inc.
First Lien Initial Term Loan
7.778% (1 Month SOFR + 3.50%), due 6/2/28 (b)	$ 6,289,231	$ 6,278,225
Eagle Parent Corp.
First Lien Initial Term Loan
8.252% (3 Month SOFR + 4.25%), due 4/2/29 (b)	2,725,674	2,720,904
Epicor Software Corp.
First Lien Term Loan E
6.663% (1 Month SOFR + 2.50%), due 5/30/31 (b)	5,138,082	5,140,893
Gainwell Acquisition Corp.
First Lien Term Loan B
8.102% (3 Month SOFR + 4.00%), due 10/1/27 (b)	1,502,691	1,477,803
ION Trading Finance Ltd.
First Lien 2024 Dollar Term Loan B
7.796% (3 Month SOFR + 3.50%), due 4/3/28 (b)	689,339	688,724
MH Sub I LLC (b)
First Lien Term Loan
8.252% (3 Month SOFR + 4.25%), due 5/3/28	4,355,360	4,187,496
First Lien 2024 December New Term Loan
8.413% (1 Month SOFR + 4.25%), due 12/31/31	2,947,894	2,705,922
Project Alpha Intermediate Holding, Inc. (b)
First Lien Second Amendment Refinancing Term Loan
7.546% (3 Month SOFR + 3.25%), due 10/28/30	3,456,381	3,464,061
Second Lien Initial Term Loan
9.296% (3 Month SOFR + 5.00%), due 5/9/33	1,000,000	992,500
Proofpoint, Inc. (b)
First Lien Term Loan
6.785% (1 Year SOFR + 3.00%), due 8/31/28	1,200,000	1,202,813
First Lien Term Loan
7.163% (1 Month SOFR + 3.00%), due 8/31/28	6,389,449	6,404,425
Rocket Software, Inc.
First Lien Term Loan
7.913% (1 Month SOFR + 3.75%), due 11/28/28 (b)	5,744,576	5,747,449
Sharp Services LLC
First Lien Term Loan B
6.983% (1 Year SOFR + 3.00%), due 9/13/32 (b)	2,929,554	2,927,348
SS&C Technologies, Inc.
First Lien Term Loan B8
6.316% (1 Month SOFR + 2.00%), due 5/9/31 (b)	2,201,932	2,206,587
Vertiv Group Corp.
First Lien Term Loan B4
6.03% (1 Month SOFR + 1.75%), due 8/12/32 (b)	2,886,836	2,889,001
		59,565,952
Energy (Electricity) 0.7%
Cogentrix Finance Holdco I LLC
First Lien Repricing Term Loan
6.565% (1 Month SOFR + 2.25%), due 2/26/32 (b)	1,246,875	1,248,044

	Principal Amount	Value
Loan Assignments
Energy (Electricity)
Lightning Power LLC
First Lien Initial Term Loan B
6.252% (3 Month SOFR + 2.25%), due 8/18/31 (b)	$ 1,977,519	$ 1,974,693
Reworld Holding Corp. (b)
First Lien Term Loan B
6.385% (1 Month SOFR + 2.25%), due 11/30/28	3,755,593	3,757,160
First Lien Term Loan C
6.385% (1 Month SOFR + 2.25%), due 11/30/28	206,772	206,858
First Lien Term Loan B
6.386% (1 Month SOFR + 2.25%), due 11/30/28	1,000,996	1,001,622
First Lien Term Loan C
6.386% (1 Month SOFR + 2.25%), due 11/30/28	77,485	77,533
		8,265,910
Entertainment 2.3%
Alterra Mountain Co. (b)
First Lien Term Loan B9
6.663% (1 Month SOFR + 2.50%), due 8/17/28	3,063,916	3,067,746
First Lien Commitment Term Loan B8
6.663% (1 Month SOFR + 2.50%), due 5/31/30	1,991,015	1,986,037
Delta 2 (Lux) SARL
First Lien Term Loan B
6.296% (3 Month SOFR + 2.00%), due 9/30/31 (b)	2,984,100	2,982,856
EOC Borrower LLC
First Lien Term Loan B
7.163% (1 Month SOFR + 3.00%), due 3/24/32 (b)	1,995,000	1,993,129
Fertitta Entertainment LLC
First Lien Initial Term Loan B
7.413% (1 Month SOFR + 3.25%), due 1/29/29 (b)	4,106,087	4,098,643
Great Canadian Gaming Corp.
First Lien Term Loan B
8.753% (3 Month SOFR + 4.75%), due 11/1/29 (b)	2,359,993	2,269,280
J&J Ventures Gaming LLC
First Lien 2025 Term Loan
7.663% (1 Month SOFR + 3.50%), due 4/26/30 (b)	3,850,650	3,809,737
TKO Worldwide Holdings LLC
First Lien Term Loan B5
6.038% (3 Month SOFR + 2.00%), due 11/21/31 (b)	6,596,875	6,600,998
		26,808,426
Finance 7.8%
AAdvantage Loyalty IP Ltd.
First Lien Term Loan
6.575% (3 Month SOFR + 2.25%), due 4/20/28 (b)	1,439,725	1,436,897
ADMI Corp. (b)
First Lien Amendment No. 4 Refinancing Term Loan
7.653% (1 Month SOFR + 3.375%), due 12/23/27	1,432,500	1,350,131

	Principal Amount	Value
Loan Assignments
Finance
ADMI Corp. (b)
First Lien Amendment No. 5 Term Loan
8.028% (1 Month SOFR + 3.75%), due 12/23/27	$ 1,709,691	$ 1,611,384
AlixPartners LLP
First Lien 2025 Dollar Term Loan
6.163% (1 Month SOFR + 2.00%), due 8/12/32 (b)	1,436,245	1,426,072
Armor Holdco, Inc.
First Lien 2024 Refinancing Term Loan
7.916% (6 Month SOFR + 3.75%), due 12/11/28 (b)	3,041,844	3,039,310
Ascensus Holdings, Inc.
First Lien 2024 Term Loan B
7.163% (1 Month SOFR + 3.00%), due 8/2/28 (b)	4,508,431	4,499,040
Azorra SOAR Finance Ltd.
First Lien New Term Loan
6.788% (3 Month SOFR + 2.75%), due 10/18/29 (b)	1,980,740	1,981,978
Belron Finance 2019 LLC
First Lien 2031 Dollar Incremental Term Loan
6.742% (3 Month SOFR + 2.50%), due 10/16/31 (b)	4,721,628	4,741,303
Boost Newco Borrower LLC
First Lien Term Loan B2
6.002% (3 Month SOFR + 2.00%), due 1/31/31 (b)	6,451,331	6,451,331
Boxer Parent Co., Inc.
First Lien 2031 Replacement Dollar Term Loan
7.199% (3 Month SOFR + 3.00%), due 7/30/31 (b)	4,183,505	4,175,661
Covia Holdings LLC
First Lien First Amendment Term Loan
6.948% (3 Month SOFR + 2.75%), due 2/26/32 (b)	1,197,000	1,199,993
Focus Financial Partners LLC
First Lien Incremental Tranche Term Loan B
6.913% (1 Month SOFR + 2.75%), due 9/15/31 (b)	1,389,500	1,389,362
GC Ferry Acquisition I, Inc.
First Lien Initial Term Loan
7.711% (3 Month SOFR + 3.50%), due 8/16/32 (b)	2,562,500	2,534,313
GTCR Everest Borrower LLC
First Lien 2025 Term Loan
6.752% (3 Month SOFR + 2.75%), due 9/5/31 (b)	1,143,384	1,143,283
LBM Acquisition LLC
First Lien Amendment No. 3 Incremental Term Loan
7.986% (1 Month SOFR + 3.75%), due 6/6/31 (b)	4,449,118	4,334,183
Leia Finco US LLC
First Lien Initial Term Loan
7.57% (3 Month SOFR + 3.25%), due 10/9/31 (b)	1,194,000	1,193,067
LSF11 Trinity Bidco, Inc.
First Lien Initial Term Loan
6.647% (1 Month SOFR + 2.50%), due 6/14/30 (b)	4,610,768	4,605,004
MX Holdings US, Inc.
First Lien Senior USD Facility Term Loan B
6.413% (1 Month SOFR + 2.25%), due 3/17/32 (b)	1,026,000	1,026,000

	Principal Amount	Value
Loan Assignments
Finance
Newfold Digital Holdings Group, Inc.
First Lien Initial Term Loan
7.838% (1 Month SOFR + 3.50%), due 2/10/28 (b)	$ 5,707,763	$ 2,939,498
Osaic Holdings, Inc.
First Lien Initial Term Loan
7.163% (1 Month SOFR + 3.00%), due 8/2/32 (b)	4,000,000	3,997,504
Park River Holdings, Inc. (b)
First Lien Initial Term Loan
7.552% (3 Month SOFR + 3.00%), due 12/28/27	4,237,948	4,232,650
First Lien 2025 Refinancing Term Loan
8.485% (3 Month SOFR + 4.50%), due 3/17/31	1,875,000	1,874,218
Peraton Corp.
First Lien Term Loan B
8.013% (1 Month SOFR + 3.75%), due 2/1/28 (b)	5,268,875	4,432,441
Pluto Acquisition I, Inc. (b)
First Lien Tranche Term Loan B
8.242% (3 Month SOFR + 4.00%), due 9/20/28	1,016,788	772,759
First Lien Term Loan A
9.503% (3 Month SOFR + 5.50%), due 6/20/28	1,008,986	1,008,986
RealPage, Inc. (b)
First Lien Initial Term Loan
7.263% (3 Month SOFR + 3.00%), due 4/24/28	2,594,892	2,586,962
First Lien 2024-1 Incremental Term Loan
7.752% (3 Month SOFR + 3.75%), due 4/24/28	2,653,333	2,659,492
RealTruck Group, Inc.
First Lien Initial Term Loan
8.028% (1 Month SOFR + 3.75%), due 1/31/28 (b)	2,015,936	1,824,422
Russell Investments US Institutional Holdco, Inc.
First Lien 2027 Commitment Term Loan
9.308% (1.50% PIK) (3 Month SOFR + 5.00%), due 5/28/27 (b)(d)	4,443,222	4,241,054
Spa Holdings 3 Oy
First Lien USD Facility Term Loan B
8.263% (3 Month SOFR + 4.00%), due 2/4/28 (b)	1,754,792	1,748,212
Speed Midco 3 SARL
First Lien Term Loan B
6.259% (1 Year SOFR + 2.50%), due 9/23/32 (b)	600,000	599,250
Stonepeak Bayou Holdings LP
First Lien Term Loan
6.509% (1 Year SOFR + 2.75%), due 10/1/32 (b)	3,000,000	2,992,500
WCG Intermediate Corp.
First Lien 2025 Refinancing Term Loan
7.163% (1 Month SOFR + 3.00%), due 2/25/32 (b)	3,990,000	3,963,068
WIN Waste Innovations Holdings, Inc.
First Lien New Term Loan B
7.028% (1 Month SOFR + 2.75%), due 3/24/28 (b)	945,861	943,497
		88,954,825

	Principal Amount	Value
Loan Assignments
Healthcare 2.1%
AHP Health Partners, Inc.
First Lien 2025 Term Loan B
6.413% (1 Month SOFR + 2.25%), due 9/20/32 (b)	$ 1,177,888	$ 1,177,888
Chariot Buyer LLC
First Lien Amendment No. 5 Incremental Term Loan
7.163% (1 Month SOFR + 3.00%), due 9/8/32 (b)	7,088,886	7,089,624
ICU Medical, Inc.
First Lien Tranche Term Loan B 6.402% - 6.946%
(1 Month SOFR + 2.25%, 3 Month SOFR + 2.25%), due 1/8/29 (b)	3,067,677	3,071,511
LSCS Holdings, Inc.
First Lien Term Loan
8.502% (3 Month SOFR + 4.50%), due 2/20/32 (b)	2,660,490	2,610,605
Medical Solutions Holdings, Inc.
First Lien Term Loan
7.908% (3 Month SOFR + 3.50%), due 11/1/28 (b)	496,737	153,988
Medline Borrower LP
First Lien 2028 Refinancing Term Loan
6.163% (1 Month SOFR + 2.00%), due 10/23/28 (b)	8,426,464	8,426,472
US Anesthesia Partners, Inc.
First Lien Initial Term Loan
8.499% (1 Month SOFR + 4.25%), due 10/2/28 (b)	1,895,585	1,890,846
		24,420,934
Healthcare & Pharmaceuticals 2.0%
1261229 BC Ltd.
First Lien Initial Term Loan
10.413% (1 Month SOFR + 6.25%), due 10/8/30 (b)	1,496,250	1,473,806
Bausch + Lomb Corp.
First Lien Third Amendment Term Loan
8.413% (1 Month SOFR + 4.25%), due 1/15/31 (b)	1,855,350	1,855,350
Concentra Health Services, Inc.
First Lien Tranche Term Loan B1
6.163% (1 Month SOFR + 2.00%), due 7/28/31 (b)	930,481	933,970
Embecta Corp.
First Lien Initial Term Loan
7.316% (1 Month SOFR + 3.00%), due 3/30/29 (b)	3,182,560	3,177,859
Global Medical Response, Inc.
First Lien Initial Term Loan
7.634% (1 Month SOFR + 3.50%), due 10/1/32 (b)	2,500,000	2,500,313
Owens & Minor, Inc.
First Lien Initial Term Loan B1
8.013% (1 Month SOFR + 3.75%), due 3/29/29 (b)	2,347,276	2,336,519
Paradigm Parent LLC
First Lien Initial Term Loan
8.822% (3 Month SOFR + 4.50%), due 4/16/32 (b)	750,000	672,188
Pediatric Associates Holding Co. LLC
First Lien Initial Term Loan
7.82% (3 Month SOFR + 3.25%), due 12/29/28 (b)	1,544,931	1,475,409

	Principal Amount	Value
Loan Assignments
Healthcare & Pharmaceuticals
Phoenix Newco, Inc.
First Lien Sixth Amendment Term Loan
6.663% (1 Month SOFR + 2.50%), due 11/15/28 (b)	$ 5,166,963	$ 5,169,268
Physician Partners LLC (b)(d)
First Lien Initial Tranche Term Loan B1
5.946% (2.50% PIK) (3 Month SOFR + 1.50%), due 12/31/29	580,983	249,782
First Lien Tranche Term Loan C
9.946% (4.00% PIK) (3 Month SOFR + 5.50%), due 12/31/30	362,119	68,803
QuidelOrtho Corp.
First Lien Term Loan B
8.002% (3 Month SOFR + 4.00%), due 8/20/32 (b)	2,700,000	2,684,812
		22,598,079
Healthcare, Education & Childcare 2.7%
Agiliti Health, Inc.
First Lien Term Loan 7.216% - 7.291%
(3 Month SOFR + 3.00%, 6 Month SOFR + 3.00%), due 5/1/30 (b)	3,678,018	3,530,897
Amneal Pharmaceuticals LLC
First Lien Amendment No. 1 Term Loan
7.663% (1 Month SOFR + 3.50%), due 8/2/32 (b)	4,000,000	3,990,000
AthenaHealth Group, Inc.
First Lien Initial Term Loan
6.913% (1 Month SOFR + 2.75%), due 2/15/29 (b)	7,782,708	7,757,694
Ecovyst Catalyst Technologies LLC
First Lien Second Amendment Term Loan
6.308% (3 Month SOFR + 2.00%), due 6/12/31 (b)	1,231,053	1,227,975
Elanco Animal Health, Inc.
First Lien Term Loan
6.13% (1 Month SOFR + 1.75%), due 8/2/27 (b)	856,327	855,310
Journey Personal Care Corp.
First Lien Term Loan B
7.913% (1 Month SOFR + 3.75%), due 3/1/28 (b)	4,894,525	4,845,579
LifePoint Health, Inc.
First Lien Term Loan B1
8.068% (3 Month SOFR + 3.75%), due 5/19/31 (b)	1,985,000	1,979,210
National Mentor Holdings, Inc. (b)
First Lien Initial Term Loan 7.852% - 8.013%
(1 Month SOFR + 3.75%, 3 Month SOFR + 3.75%), due 3/2/28	1,507,028	1,499,180
First Lien Initial Term Loan C
7.852% (3 Month SOFR + 3.75%), due 3/2/28	49,563	49,305
Organon & Co.
First Lien 2024 Refinancing Dollar Term Loan
6.408% (1 Month SOFR + 2.25%), due 5/19/31 (b)	3,365,927	3,271,261
Petco Health & Wellness Co., Inc.
First Lien Initial Term Loan
7.513% (3 Month SOFR + 3.25%), due 3/3/28 (b)	1,376,765	1,339,395

	Principal Amount	Value
Loan Assignments
Healthcare, Education & Childcare
Select Medical Corp.
First Lien Tranche Term Loan B2
6.163% (1 Month SOFR + 2.00%), due 12/3/31 (b)	$ 360,572	$ 359,896
Sound Inpatient Physicians Holdings LLC (b)(d)
First Lien PIK Term Loan B
8.057% (1.50% PIK) (3 Month SOFR + 3.50%), due 6/28/28	413,212	400,799
First Lien Tranche Term Loan A
10.057% (1.00% PIK) (3 Month SOFR + 5.50%), due 6/28/28	334,744	346,869
		31,453,370
High Tech Industries 3.7%
Altar Bidco, Inc.
First Lien Term Loan B
7.078% (1 Year SOFR + 3.10%), due 2/1/29 (b)	1,814,062	1,812,929
Central Parent LLC
First Lien 2024 Refinancing Term Loan
7.252% (3 Month SOFR + 3.25%), due 7/6/29 (b)	2,475,000	2,132,626
Clearwater Analytics LLC
First Lien Initial Term Loan
6.46% (6 Month SOFR + 2.25%), due 4/21/32 (b)	1,000,000	998,750
Gryphon Debt Merger Sub, Inc.
First Lien Term Loan
6.879% (6 Month SOFR + 3.00%), due 9/13/32 (b)	2,440,000	2,443,050
Hanesbrands, Inc.
First Lien Initial Trance Term Loan B
6.913% (1 Month SOFR + 2.75%), due 3/8/32 (b)	3,331,985	3,340,315
Javelin Buyer, Inc.
First Lien Term Loan
7.058% (3 Month SOFR + 2.75%), due 12/5/31 (b)	798,000	796,670
KnowBe4, Inc.
First Lien Term Loan
8.068% (3 Month SOFR + 3.75%), due 7/23/32 (b)	1,983,333	1,983,333
Modena Buyer LLC
First Lien Initial Term Loan
8.808% (3 Month SOFR + 4.50%), due 7/1/31 (b)	1,488,750	1,468,280
Neon Maple US Debt Mergersub, Inc.
First Lien Tranche Term Loan B1
6.913% (1 Month SOFR + 2.75%), due 11/17/31 (b)	2,388,015	2,387,162
Open Text Corp.
First Lien Term Loan B
5.913% (1 Month SOFR + 1.75%), due 1/31/30 (b)	2,401,554	2,398,228
Plusgrade, Inc.
First Lien 2025 Replacement Initial Term Loan
7.502% (3 Month SOFR + 3.50%), due 3/3/31 (b)	1,805,700	1,803,443
Sandisk Corp.
First Lien Term Loan B
7.135% (1 Month SOFR + 3.00%), due 2/21/32 (b)	3,750,000	3,745,312

	Principal Amount	Value
Loan Assignments
High Tech Industries
Scientific Games Holdings LP
First Lien 2024 Refinancing Dollar Term Loan
7.285% (3 Month SOFR + 2.75%), due 4/4/29 (b)	$ 2,684,505	$ 2,660,344
Shift4 Payments LLC
First Lien Amendment No. 2 Term Loan
6.752% (3 Month SOFR + 2.75%), due 6/30/32 (b)	450,000	453,515
Sophos Holdings LLC
First Lien Dollar Tranche Term Loan
7.778% (1 Month SOFR + 3.50%), due 3/5/27 (b)	2,985,622	2,988,422
Star Parent, Inc.
First Lien Term Loan
8.002% (3 Month SOFR + 4.00%), due 9/27/30 (b)	4,432,500	4,428,471
Trans Union LLC
First Lien 2024 Refinancing Term Loan B9
5.913% (1 Month SOFR + 1.75%), due 6/24/31 (b)	4,141,935	4,139,715
Viavi Solutions, Inc.
First Lien Term Loan B
6.325% (1 Year SOFR + 2.50%), due 10/18/32 (b)	2,000,000	2,002,500
		41,983,065
Hotel, Gaming & Leisure 1.9%
Bingo Holdings I LLC
First Lien Term Loan
8.752% (3 Month SOFR + 4.75%), due 6/11/32 (b)	3,750,000	3,743,749
Entain Holdings Gibraltar Ltd.
First Lien Term Loan B
6.37% (1 Day SOFR + 2.25%), due 10/31/29 (b)	1,564,213	1,562,397
Flutter Financing BV (b)
First Lien 2024 Refinancing Term Loan B
5.752% (3 Month SOFR + 1.75%), due 12/2/30	1,972,424	1,963,795
First Lien Third Amendment Term Loan B
6.002% (3 Month SOFR + 2.00%), due 6/4/32	623,438	621,489
Ontario Gaming GTA LP
First Lien Term Loan B
8.24% (3 Month SOFR + 4.25%), due 8/1/30 (b)	2,292,500	2,233,755
Tacala Investment Corp.
First Lien Term Loan B
6.965% (1 Month SOFR + 3.00%), due 1/31/31 (b)	4,334,220	4,349,121
Voyager Parent LLC
First Lien Term Loan B
8.752% (3 Month SOFR + 4.75%), due 7/1/32 (b)	7,500,000	7,509,375
		21,983,681
Hotels, Motels, Inns & Gaming 2.2%
Aimbridge Acquisition Co., Inc. (b)
First Lien FLFO Term Loan
9.765% (1 Month SOFR + 5.50%), due 3/11/30	305,684	304,409

	Principal Amount	Value
Loan Assignments
Hotels, Motels, Inns & Gaming
Aimbridge Acquisition Co., Inc. (b)
First Lien Second Out Term Loan
11.765% (6.00% PIK) (1 Month SOFR + 7.614%), due 3/11/30 (d)	$ 315,388	$ 315,388
Caesars Entertainment, Inc. (b)
First Lien 2023 Incremental Term Loan B
6.413% (1 Month SOFR + 2.25%), due 2/6/30	1,711,500	1,706,152
First Lien Term Loan B1
6.413% (1 Month SOFR + 2.25%), due 2/6/31	1,379,000	1,374,518
Entain plc
First Lien Term Loan B5
6.37% (1 Day SOFR + 2.25%), due 7/30/32 (b)	1,234,286	1,231,509
Golden Entertainment, Inc.
First Lien Facility Term Loan B1
6.413% (1 Month SOFR + 2.25%), due 5/27/30 (b)	1,832,812	1,837,395
Light & Wonder International, Inc.
First Lien Term Loan B2
6.393% (1 Month SOFR + 2.25%), due 4/16/29 (b)	3,647,670	3,615,753
Oceankey US II Corp.
First Lien Initial Term Loan
7.763% (1 Month SOFR + 3.50%), due 12/15/28 (b)	3,599,716	3,604,216
PCI Gaming Authority
First Lien Facility Term Loan B
6.163% (1 Month SOFR + 2.00%), due 7/18/31 (b)	2,418,512	2,410,047
Penn Entertainment, Inc.
First Lien Term Loan B
6.663% (1 Month SOFR + 2.50%), due 5/3/29 (b)	1,477,590	1,476,271
Travel + Leisure Co.
First Lien 2024 Incremental Term Loan
6.663% (1 Month SOFR + 2.50%), due 12/14/29 (b)	2,853,041	2,858,390
Whatabrands LLC
First Lien 2024-2 Refinancing Term Loan B
6.816% (1 Month SOFR + 2.50%), due 8/3/28 (b)	4,745,420	4,748,333
		25,482,381
Insurance 3.3%
Acrisure LLC (b)
First Lien Term Loan B6
7.163% (1 Month SOFR + 3.00%), due 11/6/30	2,621,880	2,615,326
First Lien 2025 Refinancing Term Loan B
7.413% (1 Month SOFR + 3.25%), due 6/21/32	2,425,511	2,422,480
Alera Group, Inc.
First Lien Initial Term Loan
7.413% (1 Month SOFR + 3.25%), due 5/31/32 (b)	5,333,333	5,349,632
Alliant Holdings Intermediate LLC
First Lien Initial Term Loan
6.666% (1 Month SOFR + 2.50%), due 9/19/31 (b)	3,074,578	3,066,018

	Principal Amount	Value
Loan Assignments
Insurance
Asurion LLC (b)
First Lien New Term Loan B9
7.528% (1 Month SOFR + 3.25%), due 7/30/27	$ 477,500	$ 477,102
First Lien New Term Loan B12
8.413% (1 Month SOFR + 4.25%), due 9/19/30	955,350	951,170
First Lien New Term Loan B13
8.413% (1 Month SOFR + 4.25%), due 9/19/30	1,168,752	1,160,350
First Lien New Term Loan B11
8.513% (1 Month SOFR + 4.25%), due 8/21/28	1,388,972	1,392,618
Second Lien New Term Loan B3
9.528% (1 Month SOFR + 5.25%), due 1/31/28	1,800,000	1,751,999
Second Lien New Term Loan B4
9.528% (1 Month SOFR + 5.25%), due 1/19/29	2,500,000	2,387,053
Broadstreet Partners Group LLC
First Lien 2024 Term Loan B
6.913% (1 Month SOFR + 2.75%), due 6/16/31 (b)	5,229,887	5,233,882
CRC Insurance Group LLC
First Lien Term Loan B
6.752% (3 Month SOFR + 2.75%), due 5/6/31 (b)	2,318,710	2,315,088
Goosehead Insurance Holdings LLC
First Lien Term Loan B
7.175% (1 Month SOFR + 3.00%), due 1/8/32 (b)	1,496,250	1,496,250
HUB International Ltd.
First Lien 2025 Incremental Term Loan
6.575% (3 Month SOFR + 2.25%), due 6/20/30 (b)	1,000,000	1,001,238
Sedgwick Claims Management Services, Inc.
First Lien 2024 Term Loan
6.816% (1 Month SOFR + 2.50%), due 7/31/31 (b)	3,783,008	3,776,388
Trucordia Insurance Holdings LLC
First Lien Initial Term Loan
7.413% (1 Month SOFR + 3.25%), due 6/17/32 (b)	2,000,000	2,002,500
USI, Inc.
First Lien 2024 Term Loan D
6.252% (3 Month SOFR + 2.25%), due 11/21/29 (b)	997,481	995,860
		38,394,954
Leisure, Amusement, Motion Pictures & Entertainment 0.5%
Bombardier Recreational Products, Inc.
First Lien ARR Borrowing Term Loan
6.913% (1 Month SOFR + 2.75%), due 12/13/29 (b)	2,917,950	2,920,556
Marriott Ownership Resorts, Inc.
First Lien 2024 Incremental Term Loan
6.413% (1 Month SOFR + 2.25%), due 4/1/31 (b)	1,297,343	1,296,801
TripAdvisor, Inc.
First Lien Initial Term Loan B
6.913% (1 Month SOFR + 2.75%), due 7/8/31 (b)	1,155,000	1,127,569
		5,344,926

	Principal Amount	Value
Loan Assignments
Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 0.6%
Advanced Drainage Systems, Inc.
First Lien Initial Term Loan
6.63% (1 Month SOFR + 2.25%), due 7/31/26 (b)	$ 439,018	$ 439,384
Columbus McKinnon Corp.
First Lien Initial Term Loan
6.502% (3 Month SOFR + 2.50%), due 5/15/28 (b)	2,392,047	2,383,076
Husky Injection Molding Systems Ltd.
First Lien Amendment No. 5 Refinancing Term Loan 7.915% - 7.916%
(1 Month SOFR + 3.75%, 6 Month SOFR + 3.75%), due 2/15/29 (b)	4,384,974	4,395,937
		7,218,397
Manufacturing 1.5%
Adient US LLC
First Lien Term Loan B2
6.413% (1 Month SOFR + 2.25%), due 1/31/31 (b)	1,989,899	1,990,255
Chart Industries, Inc.
First Lien Amendment No. 7 Term Loan
6.792% (3 Month SOFR + 2.50%), due 3/15/30 (b)	1,802,925	1,809,686
FCG Acquisitions, Inc.
First Lien Amendment No. 11 Term Loan
7.413% (1 Month SOFR + 3.25%), due 3/31/28 (b)	2,181,992	2,185,400
Madison IAQ LLC
First Lien Initial Term Loan
6.702% (6 Month SOFR + 2.50%), due 6/21/28 (b)	2,265,600	2,266,307
Pinnacle Buyer LLC
First Lien Term Loan
6.483% (1 Year SOFR + 2.50%), due 9/13/32 (b)	943,549	944,335
Pro Mach Group, Inc.
First Lien Amendment No. 5 Refinancing Term Loan
7.066% (1 Month SOFR + 2.75%), due 8/31/28 (b)	4,979,246	4,984,579
Weber-Stephen Products LLC
First Lien Term Loan B
7.776% (1 Year SOFR + 3.75%), due 9/17/32 (b)	2,500,000	2,471,875
		16,652,437
Media 1.8%
Apple Bidco LLC
First Lien Term Loan
6.663% (1 Month SOFR + 2.50%), due 9/23/31 (b)	3,967,385	3,965,968
Cogeco Financing 2 LP
First Lien Term Loan B
6.778% (1 Month SOFR + 2.50%), due 9/1/28 (b)	2,691,827	2,663,787
Mission Broadcasting, Inc.
First Lien Term Loan B4
6.895% (1 Month SOFR + 2.50%), due 6/2/28 (b)	576,000	574,920
Radiate Holdco LLC
First Lien First Out Term Loan
7.93% (1.50% PIK) (1 Month SOFR + 3.50%), due 9/25/29 (b)(d)	2,358,292	1,900,291

	Principal Amount	Value
Loan Assignments
Media
Sinclair Television Group, Inc.
First Lien Term Loan B7
8.363% (1 Month SOFR + 4.10%), due 12/31/30 (b)	$ 1,445,288	$ 1,307,986
Virgin Media Bristol LLC
First Lien Facility Term Loan Y
7.373% (6 Month SOFR + 3.175%), due 3/31/31 (b)	3,666,667	3,611,667
X Corp.
First Lien Tranche Term Loan B3
9.50%, due 10/26/29	6,000,000	6,022,500
		20,047,119
Mining, Steel, Iron & Non-Precious Metals 0.7%
American Rock Salt Co. LLC (b)
First Lien First Out Term Loan 11.461% - 11.473%
(3 Month SOFR + 7.00%), due 6/11/28	784,224	782,263
First Lien Initial Term Loan
8.46% (3 Month SOFR + 4.00%), due 6/9/28	1,203,714	911,814
Arsenal AIC Parent LLC
First Lien 2025 Refinancing Term Loan B
6.913% (1 Month SOFR + 2.75%), due 8/19/30 (b)	980,299	979,890
GrafTech Global Enterprises, Inc.
First Lien Initial Term Loan
10.158% (1 Month SOFR + 6.00%), due 12/21/29 (b)	2,295,171	2,335,337
MRC Global (US), Inc.
First Lien Term Loan
7.663% (1 Month SOFR + 3.50%), due 10/29/31 (b)	1,194,000	1,196,985
Zekelman Industries, Inc.
First Lien 2024 Term Loan
6.408% (1 Month SOFR + 2.25%), due 1/24/31 (b)	2,187,026	2,187,572
		8,393,861
Oil & Gas 1.6%
Compass Power Generation LLC
First Lien Tranche Term Loan B4
7.413% (1 Month SOFR + 3.25%), due 4/16/29 (b)	2,198,555	2,208,174
Element Materials Technology Group US Holdings, Inc.
First Lien Initial USD Term Loan B
7.677% (3 Month SOFR + 3.675%), due 6/22/29 (b)	1,663,073	1,670,003
Fleet Midco I Ltd.
First Lien Term Loan B2
6.542% (6 Month SOFR + 2.50%), due 2/21/31 (b)	3,167,588	3,167,588
GIP Pilot Acquisition Partners LP
First Lien Initial Term Loan
6.286% (3 Month SOFR + 2.00%), due 10/4/30 (b)	1,351,218	1,347,840
Hilcorp Energy I LP
First Lien Initial Term Loan
6.15% (1 Month SOFR + 2.00%), due 2/6/30 (b)	852,857	853,568

	Principal Amount	Value
Loan Assignments
Oil & Gas
NGL Energy Operating LLC
First Lien Initial Term Loan
7.663% (1 Month SOFR + 3.50%), due 2/3/31 (b)	$ 525,333	$ 525,596
Oryx Midstream Services Permian Basin LLC
First Lien Initial Term Loan
6.416% (1 Month SOFR + 2.25%), due 10/5/28 (b)	1,926,002	1,927,205
Prairie Acquiror LP
First Lien Term Loan B4
7.913% (1 Month SOFR + 3.75%), due 8/1/29 (b)	2,154,685	2,165,458
TransMontaigne Operating Co. LP
First Lien Tranche Term Loan B
6.663% (1 Month SOFR + 2.50%), due 11/17/28 (b)	2,960,480	2,961,010
Traverse Midstream Partners LLC
First Lien Advance Term Loan
6.808% (3 Month SOFR + 2.50%), due 2/16/28 (b)	2,059,501	2,059,501
		18,885,943
Packaging 0.6%
Berlin Packaging LLC
First Lien 2025 Replacement Term Loan 7.252% - 7.541%
(1 Month SOFR + 3.25%, 3 Month SOFR + 3.25%), due 6/9/31 (b)	3,963,110	3,973,569
LABL, Inc.
First Lien Term Loan B
9.416% (1 Month SOFR + 5.00%), due 10/30/28 (b)	2,928,326	2,398,299
		6,371,868
Personal & Nondurable Consumer Products 1.3%
ABG Intermediate Holdings 2 LLC
First Lien Term Loan B1
6.413% (1 Month SOFR + 2.25%), due 12/21/28 (b)	5,754,779	5,745,186
Foundation Building Materials
First Lien 2024 Incremental Term Loan
8.308% (3 Month SOFR + 4.00%), due 1/29/31 (b)	2,817,716	2,820,232
Foundation Building Materials, Inc.
First Lien Initial Term Loan
7.82% (3 Month SOFR + 3.25%), due 1/31/28 (b)	1,690,206	1,690,809
Hunter Douglas, Inc.
First Lien Tranche Term Loan B1
7.252% (3 Month SOFR + 3.25%), due 1/16/32 (b)	3,048,133	3,043,052
Leslie's Poolmart, Inc.
First Lien Term Loan B
7.028% (1 Month SOFR + 2.75%), due 3/9/28 (b)	1,144,135	294,615
Perrigo Investments LLC
First Lien 2024 Refinancing Term Loan B
6.163% (1 Month SOFR + 2.00%), due 4/20/29 (b)	1,402,976	1,399,468
		14,993,362

	Principal Amount	Value
Loan Assignments
Personal & Nondurable Consumer Products (Manufacturing Only) 0.5%
SRAM LLC
First Lien Initial Term Loan
6.163% (1 Month SOFR + 2.00%), due 2/27/32 (b)	$ 2,631,353	$ 2,614,907
Varsity Brands, Inc.
First Lien 2025-2 Replacement Term Loan
7.026% (3 Month SOFR + 3.00%), due 8/26/31 (b)	3,582,000	3,582,000
		6,196,907
Personal, Food & Miscellaneous Services 0.7%
Aramark Services, Inc.
First Lien Term Loan B8 6.163% - 6.199%
(1 Month SOFR + 2.00%, 3 Month SOFR + 2.00%), due 6/24/30 (b)	1,362,484	1,365,891
IRB Holding Corp.
First Lien 2024 Second Replacement Term Loan B
6.663% (1 Month SOFR + 2.50%), due 12/15/27 (b)	5,602,184	5,602,183
KFC Holding Co.
First Lien 2021 Term Loan B
6.00% (1 Month SOFR + 1.75%), due 3/15/28 (b)	1,408,678	1,413,521
		8,381,595
Pharmaceuticals 0.2%
Padagis LLC
First Lien Term Loan B
9.29% (3 Month SOFR + 4.75%), due 7/6/28 (b)	2,104,870	1,894,383
Retail 0.5%
Great Outdoors Group LLC
First Lien Term Loan B
7.413% (1 Month SOFR + 3.25%), due 1/23/32 (b)	3,728,534	3,729,698
Peer Holding III BV
First Lien Term Loan B
6.248% (1 Year SOFR + 2.25%), due 9/27/32 (b)	2,250,000	2,250,000
		5,979,698
Retail Store 1.0%
Harbor Freight Tools USA, Inc.
First Lien Initial Term Loan
6.413% (1 Month SOFR + 2.25%), due 6/11/31 (b)	4,400,000	4,315,850
White Cap Supply Holdings LLC
First Lien Facility Tranche Term Loan C
7.416% (1 Month SOFR + 3.25%), due 10/19/29 (b)	7,388,846	7,387,590
		11,703,440
Services: Business 4.3%
Amentum Holdings, Inc.
First Lien Initial Term Loan
6.413% (1 Month SOFR + 2.25%), due 9/29/31 (b)	1,529,037	1,525,215

	Principal Amount	Value
Loan Assignments
Services: Business
Beach Acquisition Bidco LLC
First Lien Tranche Term Loan B1
7.308% (3 Month SOFR + 3.25%), due 9/13/32 (b)	$ 2,600,000	$ 2,610,834
Brown Group Holding LLC
First Lien Incremental Term Loan B2 6.913% - 7.058%
(1 Month SOFR + 2.75%, 3 Month SOFR + 2.75%), due 7/1/31 (b)	1,021,936	1,024,060
CHG Healthcare Services, Inc.
First Lien Amendment No. 7 Refinancing Term Loan
7.046% (1 Month SOFR + 2.75%), due 9/29/28 (b)	4,210,848	4,209,677
ConnectWise LLC
First Lien Initial Term Loan
7.763% (3 Month SOFR + 3.50%), due 9/29/28 (b)	1,742,372	1,743,679
Examworks Bidco, Inc.
First Lien Term Loan
6.913% (1 Month SOFR + 2.75%), due 11/1/28 (b)	3,561,988	3,567,078
Fortrea Holdings, Inc.
First Lien Initial Term Loan B
8.058% (3 Month SOFR + 3.75%), due 7/1/30 (b)	383,298	351,676
Grant Thornton Advisors LLC (b)
First Lien 2025 Incremental Term Loan
6.663% (1 Month SOFR + 2.50%), due 6/2/31	1,735,578	1,722,561
First Lien 2025-2 Incremental Term Loan
7.163% (1 Month SOFR + 3.00%), due 6/2/31	2,250,000	2,245,077
ICON Luxembourg SARL
First Lien Repriced Lux Term Loan
6.002% (3 Month SOFR + 2.00%), due 7/3/28 (b)	335,361	336,153
Inizio Group Ltd.
First Lien Initial Dollar Term Loan
8.352% (3 Month SOFR + 4.25%), due 8/21/28 (b)	3,533,000	3,524,167
Mitchell International, Inc.
First Lien Initial Term Loan
7.413% (1 Month SOFR + 3.25%), due 6/17/31 (b)	2,970,000	2,965,824
MPH Acquisition Holdings LLC (b)
First Lien Exchange First Out Term Loan
8.058% (3 Month SOFR + 3.75%), due 12/31/30	152,515	152,133
First Lien Second Out Term Loan
9.17% (3 Month SOFR + 4.60%), due 12/31/30	1,264,256	1,159,955
Orion US Finco, Inc.
First Lien Term Loan
7.325% (1 Year SOFR + 3.50%), due 5/21/32 (b)	5,000,000	5,023,960
OVG Business Services LLC
First Lien Initial Term Loan
7.163% (1 Month SOFR + 3.00%), due 6/25/31 (b)	2,351,250	2,345,372
Plano HoldCo, Inc.
First Lien Closing Date Term Loan
7.796% (3 Month SOFR + 3.50%), due 10/2/31 (b)	2,684,006	2,590,066

	Principal Amount	Value
Loan Assignments
Services: Business
PRA Health Sciences, Inc.
First Lien Term Loan B
6.002% (3 Month SOFR + 2.00%), due 7/3/28 (b)	$ 83,555	$ 83,719
Project Boost Purchaser LLC
First Lien Initial Term Loan
7.068% (3 Month SOFR + 2.75%), due 7/16/31 (b)	4,030,792	4,018,825
Prometric Holdings, Inc.
First Lien Initial Term Loan
7.913% (1 Month SOFR + 3.75%), due 6/25/32 (b)	2,300,000	2,307,475
Raven Acquisition Holdings LLC
First Lien Initial Term Loan
7.163% (1 Month SOFR + 3.00%), due 11/19/31 (b)	1,485,865	1,485,518
Ryan LLC
First Lien Term Loan
7.816% (1 Month SOFR + 3.50%), due 11/14/30 (b)	2,143,207	2,145,217
Vestis Corp.
First Lien Term Loan B1
6.448% (3 Month SOFR + 2.25%), due 2/24/31 (b)	1,163,750	1,093,925
WMB Holdings, Inc.
First Lien USD Tranche Term Loan B
6.163% (1 Month SOFR + 2.00%), due 11/5/29 (b)	1,546,408	1,530,944
		49,763,110
Services: Consumer 0.2%
Planet US Buyer LLC
First Lien Term Loan
7.198% (3 Month SOFR + 3.00%), due 2/7/31 (b)	2,718,100	2,731,011
Software 5.9%
Cloud Software Group, Inc. (b)
First Lien Initial Dollar Term Loan B
7.252% (3 Month SOFR + 3.25%), due 8/16/32	3,905,955	3,916,532
First Lien Incremental Term Loan B
7.483% (1 Month SOFR + 3.25%), due 3/21/31	1,386,521	1,390,235
Cloudera, Inc.
First Lien Initial Term Loan
8.013% (1 Month SOFR + 3.75%), due 10/9/28 (b)	1,473,282	1,445,658
Cornerstone OnDemand, Inc.
First Lien Initial Term Loan
8.18% (1 Month SOFR + 3.75%), due 10/16/28 (b)	1,809,375	1,735,869
Cotiviti, Inc. (b)
First Lien New Term Loan B
7.03% (1 Month SOFR + 2.75%), due 5/1/31	4,632,210	4,582,993
First Lien Amendment No. 2 Term Loan
7.03% (1 Month SOFR + 2.75%), due 3/26/32	1,250,000	1,228,125
Delta Topco, Inc.
First Lien Fourth Amendment Refinancing Term Loan
7.023% (1 Month SOFR + 2.75%), due 11/30/29 (b)	3,505,384	3,468,139

	Principal Amount	Value
Loan Assignments
Software
Disco Parent, Inc.
First Lien Term Loan
7.484% (3 Month SOFR + 3.25%), due 8/6/32 (b)	$ 2,700,000	$ 2,710,125
DS Admiral Bidco LLC
First Lien Initial Term Loan
8.413% (1 Month SOFR + 4.25%), due 6/26/31 (b)	1,950,795	1,948,357
ECI Macola/Max Holding LLC
First Lien 2025 Repricing Term Loan
6.752% (3 Month SOFR + 2.75%), due 5/9/30 (b)	1,906,024	1,903,641
Ellucian Holdings, Inc.
First Lien Term Loan B1
6.913% (1 Month SOFR + 2.75%), due 10/9/29 (b)	2,418,820	2,417,006
Gen Digital, Inc.
First Lien Term Loan B
6.066% (1 Month SOFR + 1.75%), due 9/12/29 (b)	4,014,142	4,003,689
Informatica LLC
First Lien Term Loan B
6.413% (1 Month SOFR + 2.25%), due 10/27/28 (b)	3,861,140	3,868,379
Isolved, Inc.
First Lien Term Loan B3
6.913% (1 Month SOFR + 2.75%), due 10/14/30 (b)	579,456	580,904
McAfee Corp.
First Lien Tranche Term Loan B1
7.223% (1 Month SOFR + 3.00%), due 3/1/29 (b)	9,826,017	9,351,096
Mitnick Corp. Purchaser, Inc.
First Lien Initial Term Loan
8.908% (3 Month SOFR + 4.50%), due 5/2/29 (b)	1,940,000	1,393,163
OPAL US LLC
First Lien Facility Term Loan B2
7.252% (3 Month SOFR + 3.25%), due 4/23/32 (b)	3,500,000	3,509,296
Sovos Compliance LLC
First Lien Amendment No. 3 Replacement Term Loan
7.332% (1 Month SOFR + 3.25%), due 8/13/29 (b)	3,966,595	3,970,728
Starlight Parent LLC
First Lien Initial Term Loan
8.026% (3 Month SOFR + 4.00%), due 4/16/32 (b)	2,250,000	2,205,000
UKG, Inc.
First Lien Initial Term Loan
6.81% (3 Month SOFR + 2.50%), due 2/10/31 (b)	8,439,188	8,429,517
Vision Solutions, Inc.
First Lien New Term Loan B
8.57% (3 Month SOFR + 4.00%), due 4/24/28 (b)	1,600,000	1,537,333
VS Buyer LLC
First Lien 2025-1 Initial Term Loan
6.56% (3 Month SOFR + 2.25%), due 4/14/31 (b)	2,161,910	2,156,506
		67,752,291

	Principal Amount	Value
Loan Assignments
Telecommunications 2.5%
Avaya, Inc.
First Lien Exit Term Loan
11.663% (1 Month SOFR + 7.50%), due 8/1/28 (b)	$ 125,030	$ 109,401
Azalea Topco, Inc.
First Lien 2025 Refinancing Term Loan
7.163% (1 Month SOFR + 3.00%), due 4/30/31 (b)	1,414,312	1,411,563
Cablevision Lightpath LLC
First Lien 2025 Refinancing Term Loan
7.15% (1 Month SOFR + 3.00%), due 11/30/27 (b)	2,423,517	2,425,536
Connect Finco SARL
First Lien First Amendment Term Loan
7.663% (1 Month SOFR + 3.50%), due 12/11/26 (b)	576,491	575,049
CSC Holdings LLC
First Lien Term Loan B5
8.75% (PRIME + 1.50%), due 4/15/27 (b)	2,499,729	2,412,239
Cushman & Wakefield US Borrower LLC (b)
First Lien 2025-1 Term Loan
6.913% (1 Month SOFR + 2.75%), due 1/31/30	1,284,414	1,287,625
First Lien 2025-2 Term Loan
6.913% (1 Month SOFR + 2.75%), due 1/31/30	789,583	791,557
Frontier Communications Holdings LLC
First Lien Initial Term Loan
6.65% (1 Month SOFR + 2.50%), due 7/1/31 (b)	1,687,271	1,685,162
Gogo Intermediate Holdings LLC
First Lien Initial Term Loan
8.18% (1 Month SOFR + 3.75%), due 5/1/28 (b)	2,490,786	2,468,992
Indy US Holdco LLC
First Lien Thirteenth Amendment Refinancing Term Loan
6.663% (1 Month SOFR + 2.50%), due 10/31/30 (b)	7,153,728	7,126,902
Level 3 Financing, Inc.
First Lien Term Loan B4
7.215% (1 Month SOFR + 3.25%), due 3/29/32 (b)	600,000	598,200
Lumen Technologies, Inc. (b)
First Lien Term Loan B1
6.78% (1 Month SOFR + 2.35%), due 4/16/29	885,571	878,929
First Lien Term Loan B2
6.78% (1 Month SOFR + 2.35%), due 4/15/30	885,571	878,744
WS Audiology A/S
First Lien Facility Term Loan B8
7.81% (3 Month SOFR + 3.50%), due 2/28/29 (b)	1,989,882	1,982,420
Zayo Group Holdings, Inc.
First Lien Term Loan
7.374% (1 Year SOFR + 3.50%), due 3/25/30 (b)	3,914,289	3,845,789
		28,478,108

	Principal Amount	Value
Loan Assignments
Utilities 0.6%
Astoria Energy LLC
First Lien Advance Term Loan B
6.913% (1 Month SOFR + 2.75%), due 6/16/32 (b)	$ 1,570,343	$ 1,572,698
Edgewater Generation LLC
First Lien 2025 Refinancing Term Loan
7.163% (1 Month SOFR + 3.00%), due 8/1/30 (b)	3,191,695	3,195,685
Hamilton Projects Acquiror LLC
First Lien Initial Term Loan
6.663% (1 Month SOFR + 2.50%), due 5/30/31 (b)	2,501,786	2,506,477
		7,274,860
Water 0.6%
AI Aqua Merger Sub, Inc.
First Lien 2025 Refinancing Term Loan B
7.28% (1 Month SOFR + 3.00%), due 7/31/28 (b)	6,315,216	6,328,750
Total Loan Assignments (Cost $975,444,130)		961,589,743
Total Long-Term Bonds (Cost $1,108,460,962)		1,096,190,023

	Shares

Affiliated Investment Company 0.2%
Fixed Income Fund 0.2%
NYLI MacKay High Yield Corporate Bond Fund Class I	436,571	2,286,670
Total Affiliated Investment Company (Cost $2,445,688)		2,286,670
Common Stocks 0.2%
Automobile Components 0.0% ‡
Millennium Corporate Trust (g)(h)(i)	1,243	—
Millennium Industries Corp. (g)(h)(i)	1,324	—
		—
Communications Equipment 0.0% ‡
Avaya, Inc. (g)(h)(i)	12,043	126,451
Hotels, Restaurants & Leisure 0.2%
Aimbridge Acquisition Co., Inc. (g)(h)(i)	29,346	1,892,817
Machinery 0.0% ‡
Ameriforge Group, Inc. (g)(h)(i)	45,694	2,286

	Shares	Value
Common Stocks
Technology Hardware, Storage & Peripherals 0.0% ‡
Diebold Nixdorf, Inc. (i)	8,023	$ 457,552
Total Common Stocks (Cost $3,898,085)		2,479,106

	Number of Warrants

Warrants 0.0% ‡
Capital Markets 0.0% ‡
THAIHOT Investment Co. Ltd.
Expires 10/13/27 (g)(h)(i)(j)	22	0
Total Warrants (Cost $0)		0

	Principal Amount

Short-Term Investments 6.9%
U.S. Treasury Debt 6.9%
U.S. Treasury Bills (k)
3.993%, due 11/18/25	$ 22,128,000	22,010,279
4.005%, due 10/21/25	18,049,000	18,008,450
4.034%, due 10/30/25	2,009,000	2,002,439
4.054%, due 10/28/25	14,370,000	14,326,409
4.084%, due 10/23/25	1,641,000	1,636,961
4.091%, due 10/16/25	6,862,000	6,850,409
4.231%, due 10/7/25	4,587,000	4,583,891
4.279%, due 10/2/25	6,894,000	6,893,230
8.069%, due 11/6/25	2,689,000	2,678,183
Total Short-Term Investments (Cost $78,991,293)		78,990,251
Total Investments (Cost $1,193,796,028)	102.9%	1,179,946,050
Other Assets, Less Liabilities	(2.9)	(32,781,476)
Net Assets	100.0%	$ 1,147,164,574

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of September 30, 2025.
(c)	Delayed delivery security.
(d)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(e)	Issue in default.

(f)	Issue in non-accrual status.
(g)	Illiquid security—As of September 30, 2025, the total market value deemed illiquid under procedures approved by the Board of Trustees was $3,439,580, which represented 0.3% of the Portfolio’s net assets.
(h)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(i)	Non-income producing security.
(j)	Less than $1.
(k)	Interest rate shown represents yield to maturity.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI MacKay High Yield Corporate Bond Fund Class I	$ 2,271	$ —	$ —	$ —	$ 16	$ 2,287	$ 107	$ —	437

Abbreviation(s):
CLO—Collateralized Loan Obligation
SOFR—Secured Overnight Financing Rate
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 34,203,098	$ —	$ 34,203,098
Corporate Bonds	—	100,397,182	—	100,397,182
Loan Assignments	—	960,171,717	1,418,026	961,589,743
Total Long-Term Bonds	—	1,094,771,997	1,418,026	1,096,190,023
Affiliated Investment Company
Fixed Income Fund	2,286,670	—	—	2,286,670
Common Stocks	457,552	—	2,021,554	2,479,106
Warrants (b)	—	—	0	0
Short-Term Investments
U.S. Treasury Debt	—	78,990,251	—	78,990,251
Total Investments in Securities	$ 2,744,222	$ 1,173,762,248	$ 3,439,580	$ 1,179,946,050

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	Less than $1.

NYLI VP Equity Allocation Portfolio
Portfolio of Investments September 30, 2025†^(Unaudited)
	Shares	Value
Affiliated Investment Companies 98.6%
Equity Funds 98.6%
NYLI Candriam International Equity ETF (a)	971,169	$ 33,052,766
NYLI Candriam U.S. Large Cap Equity ETF (a)	689,084	36,654,307
NYLI Candriam U.S. Mid Cap Equity ETF (a)	1,061,329	35,992,638
NYLI Epoch Capital Growth Fund Class I	163,545	2,712,766
NYLI Epoch International Choice Fund Class I (a)	796,033	37,002,494
NYLI Fiera SMID Growth Fund Class R6 (a)	2,053,963	35,834,263
NYLI FTSE International Equity Currency Neutral ETF	487,722	15,124,259
NYLI PineStone U.S. Equity Fund Class R6 (a)	1,729,027	35,875,236
NYLI VP American Century Sustainable Equity Portfolio Initial Class (a)	3,218,003	36,534,635
NYLI VP Candriam Emerging Markets Equity Portfolio Initial Class (a)	4,002,406	40,383,473
NYLI VP Dimensional U.S. Equity Portfolio Initial Class	899,468	33,139,558
NYLI VP Epoch U.S. Equity Yield Portfolio Initial Class (a)	1,806,680	36,533,774
NYLI VP MFS® Investors Trust Portfolio Initial Class (a)	1,392,271	15,131,197
NYLI VP MFS® Research Portfolio Initial Class (a)	1,398,066	15,034,378
NYLI VP PineStone International Equity Portfolio Initial Class (a)	2,151,383	26,047,221
NYLI VP Schroders Mid Cap Opportunities Portfolio Initial Class (a)	3,771,222	35,398,196
NYLI VP Small Cap Growth Portfolio Initial Class (a)	2,975,426	36,344,534
NYLI VP Wellington Growth Portfolio Initial Class (a)	1,014,116	36,074,241
NYLI VP Wellington Small Cap Portfolio Initial Class (a)	3,651,162	37,395,936
NYLI VP Winslow Large Cap Growth Portfolio Initial Class (a)	1,003,069	35,370,324
NYLI WMC Enduring Capital Fund Class R6 (a)	790,402	30,789,559
NYLI WMC International Research Equity Fund Class I (a)	3,822,563	38,139,240
NYLI WMC Value Fund Class R6 (a)	1,044,863	36,379,424
Total Affiliated Investment Companies (Cost $573,867,081)		720,944,419
Short-Term Investment 1.2%
Affiliated Investment Company 1.2%
NYLI U.S. Government Liquidity Fund, 4.027% (b)	8,994,330	8,994,330
Total Short-Term Investment (Cost $8,994,330)	1.2%	8,994,330
Total Investments (Cost $582,861,411)	99.8%	729,938,749
Other Assets, Less Liabilities	0.2	1,685,341
Net Assets	100.0%	$ 731,624,090

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	As of September 30, 2025, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Current yield as of September 30, 2025.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI Candriam International Equity ETF	$ 34,633	$ 6	$ (7,530)	$ 517	$ 5,427	$ 33,053	$ 709	$ —	971
NYLI Candriam U.S. Large Cap Equity ETF	44,579	818	(11,909)	4,346	(1,180)	36,654	321	—	689
NYLI Candriam U.S. Mid Cap Equity ETF	38,535	1,735	(5,903)	840	786	35,993	321	—	1,061
NYLI Epoch Capital Growth Fund Class I	2,734	—	(306)	30	255	2,713	—	—	164
NYLI Epoch International Choice Fund Class I	35,425	264	(6,412)	974	6,751	37,002	—	—	796
NYLI Fiera SMID Growth Fund Class R6	38,133	3,661	(6,844)	474	410	35,834	—	—	2,054
NYLI FTSE International Equity Currency Neutral ETF	15,694	3	(3,204)	719	1,912	15,124	313	—	488
NYLI PineStone U.S. Equity Fund Class R6	44,337	60	(11,588)	1,769	1,297	35,875	—	—	1,729
NYLI U.S. Government Liquidity Fund	21,179	111,956	(124,141)	—	—	8,994	579	—	8,994
NYLI VP American Century Sustainable Equity Portfolio Initial Class	45,582	1,048	(13,256)	(1,447)	4,608	36,535	—	—	3,218
NYLI VP Candriam Emerging Markets Equity Portfolio Initial Class	39,936	—	(9,414)	(1,549)	11,411	40,384	—	—	4,002
NYLI VP Dimensional U.S. Equity Portfolio Initial Class	22,812	8,857	(2,092)	(75)	3,638	33,140	—	—	899
NYLI VP Epoch U.S. Equity Yield Portfolio Initial Class	43,125	—	(10,938)	2,109	2,238	36,534	—	—	1,807
NYLI VP MFS® Investors Trust Portfolio Initial Class	—	14,081	—	—	1,051	15,132	—	—	1,392
NYLI VP MFS® Research Portfolio Initial Class	—	13,987	—	—	1,047	15,034	—	—	1,398
NYLI VP PineStone International Equity Portfolio Initial Class	32,093	10	(8,445)	(3,323)	5,712	26,047	—	—	2,151
NYLI VP Schroders Mid Cap Opportunities Portfolio Initial Class	40,119	314	(5,557)	(2,734)	3,256	35,398	—	—	3,771
NYLI VP Small Cap Growth Portfolio Initial Class	37,843	3,623	(6,237)	(1,468)	2,584	36,345	—	—	2,975
NYLI VP Wellington Growth Portfolio Initial Class	45,732	1,335	(16,636)	4,315	1,328	36,074	—	—	1,014
NYLI VP Wellington Small Cap Portfolio Initial Class	36,748	4,708	(5,928)	85	1,783	37,396	—	—	3,651
NYLI VP Winslow Large Cap Growth Portfolio Initial Class	45,709	884	(16,417)	2,153	3,041	35,370	—	—	1,003
NYLI WMC Enduring Capital Fund Class R6	20,834	11,972	(2,240)	372	(148)	30,790	—	—	790
NYLI WMC International Research Equity Fund Class I	36,720	98	(8,308)	(98)	9,727	38,139	—	—	3,823
NYLI WMC Value Fund Class R6	42,440	—	(9,534)	723	2,750	36,379	—	—	1,045
	$764,942	$179,420	$(292,839)	$8,732	$69,684	$729,939	$2,243	$—

Swap Contracts
Open OTC total return equity swap contracts as of September 30, 2025 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	iShares MSCI EAFE ETF	1 day FEDF minus 0.40%	12/1/25	Daily	(15,401)	$ —
Citibank NA	iShares MSCI Emerging Markets ex China ETF	1 day FEDF plus 0.45%	12/1/25	Daily	15,573	—
JPMorgan Chase Bank NA	J.P. Morgan IDEX Pure Size Short	1 day FEDF minus 0.13% - plus 0.13%	6/18/26	Daily	(8,086)	—
JPMorgan Chase Bank NA	Russell 2000 Total Return Index	1 day FEDF plus 0.49%	4/8/26	Daily	6,377	—
Citibank NA	S&P 500 Communication Services	1 day FEDF plus 0.45%	12/1/25	Daily	8,161	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.95%	12/1/25	Daily	5,338	—
Citibank NA	S&P Midcap 400 Total Return Index	1 day FEDF plus 0.85%	12/1/25	Daily	6,037	—
						$ —

1.	As of September 30, 2025, cash in the amount $1,250,000 was pledged to brokers for OTC swap contracts.
2.	Portfolio pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of September 30, 2025.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 720,944,419	$ —	$ —	$ 720,944,419
Short-Term Investment
Affiliated Investment Company	8,994,330	—	—	8,994,330
Total Investments in Securities	$ 729,938,749	$ —	$ —	$ 729,938,749

(a)	For a complete listing of investments, see the Portfolio of Investments.

NYLI VP Income Builder Portfolio
Portfolio of Investments September 30, 2025†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 36.9%
Asset-Backed Securities 4.2%
Automobile Asset-Backed Securities 1.5%
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class G
12.748%, due 5/17/32 (a)	$ 406,062	$ 419,411
Bridgecrest Lending Auto Securitization Trust
Series 2025-3, Class E
6.62%, due 5/17/32 (a)	690,000	686,883
Carmax Select Receivables Trust
Series 2025-B, Class D
5.33%, due 7/15/31	560,000	558,754
Exeter Automobile Receivables Trust
Series 2021-3A, Class E
3.04%, due 12/15/28 (a)	855,000	845,435
Series 2022-2A, Class E
6.34%, due 10/15/29 (a)	845,000	828,589
Series 2023-4A, Class D
6.95%, due 12/17/29	120,000	123,380
Series 2025-2A, Class E
7.81%, due 10/15/32 (a)	880,000	914,009
Series 2022-5A, Class E
10.45%, due 4/15/30 (a)	210,000	223,111
Exeter Select Automobile Receivables Trust
Series 2025-2, Class D
5.34%, due 1/15/32	500,000	502,827
Flagship Credit Auto Trust (a)
Series 2021-1, Class D
1.27%, due 3/15/27	342,080	338,908
Series 2020-3, Class D
2.50%, due 9/15/26	29,890	29,862
Series 2021-3, Class E
3.32%, due 12/15/28	580,000	537,017
Series 2022-2, Class D
5.80%, due 4/17/28	655,000	596,904
Hertz Vehicle Financing III LP
Series 2021-2A, Class D
4.34%, due 12/27/27 (a)	635,000	620,916
Huntington Bank Auto Credit-Linked Notes
Series 2024-2, Class D
8.389% (SOFR 30A + 4.00%), due 10/20/32 (a)(b)	412,343	416,723
OneMain Direct Auto Receivables Trust
Series 2019-1A, Class D
4.68%, due 4/14/31 (a)	400,000	399,053
		8,041,782
Home Equity Asset-Backed Security 0.1%
RCKT Mortgage Trust
Series 2024-CES5, Class A1A
5.846%, due 8/25/44 (a)(c)	368,708	372,609

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities 2.6%
AGL CLO 32 Ltd.
Series 2024-32A, Class A1
5.705% (3 Month SOFR + 1.38%), due 7/21/37 (a)(b)	$ 400,000	$ 401,546
AGL CLO 35 Ltd.
Series 2024-35A, Class A2
5.875% (3 Month SOFR + 1.55%), due 1/21/38 (a)(b)	250,000	250,476
AIMCO CLO
Series 2018-AA, Class B1R
5.972% (3 Month SOFR + 1.65%), due 10/17/37 (a)(b)	400,000	401,918
American Airlines Pass-Through Trust
Series 2016-2, Class A
3.65%, due 6/15/28	458,285	441,638
Series 2019-1, Class B
3.85%, due 2/15/28	265,425	258,398
Apidos CLO
Series 2018-18A, Class BR2
6.032% (3 Month SOFR + 1.70%), due 1/22/38 (a)(b)	500,000	502,473
Apidos CLO LI Ltd.
Series 2024-51A, Class B
5.875% (3 Month SOFR + 1.55%), due 1/20/38 (a)(b)	250,000	249,829
ARES Direct Lending CLO 3 LLC
Series 2024-3A, Class A2
6.075% (3 Month SOFR + 1.75%), due 1/20/37 (a)(b)	250,000	250,224
Bain Capital Credit CLO Ltd.
Series 2021-6A, Class DR
7.275% (3 Month SOFR + 2.95%), due 10/21/34 (a)(b)	250,000	249,356
British Airways Pass-Through Trust
Series 2021-1, Class A
2.90%, due 3/15/35 (a)	684,618	621,310
CF Hippolyta Issuer LLC (a)
Series 2021-1A, Class A1
1.53%, due 3/15/61	314,259	261,627
Series 2020-1, Class A1
1.69%, due 7/15/60	760,998	653,654
CVS Pass-Through Trust
5.789%, due 1/10/26 (a)	1,824	1,826
FirstKey Homes Trust
Series 2022-SFR2, Class C
4.50%, due 7/17/39 (a)	595,000	590,019
Flexential Issuer
Series 2021-1A, Class C
6.93%, due 11/27/51 (a)	400,000	393,236
Fortress Credit Opportunities XXI CLO LLC
Series 2023-21A, Class A1TR
5.895% (3 Month SOFR + 1.57%), due 1/21/37 (a)(b)	400,000	400,889
Golub Capital Partners CLO 67M
Series 2023-67A, Class CR
6.43% (3 Month SOFR + 2.20%), due 5/9/36 (a)(b)	275,000	275,244

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Golub Capital Partners CLO 76 B Ltd.
Series 2024-76A, Class A1
5.688% (3 Month SOFR + 1.37%), due 10/25/37 (a)(b)	$ 350,000	$ 351,089
Golub Capital Partners CLO 78M
Series 2025-78A, Class A1
5.705% (3 Month SOFR + 1.38%), due 4/21/39 (a)(b)	530,000	529,791
Great Lakes CLO Ltd.
Series 2019-1A, Class ARR
5.798% (3 Month SOFR + 1.48%), due 4/15/37 (a)(b)	455,000	457,886
Home Partners of America Trust (a)
Series 2021-2, Class A
1.901%, due 12/17/26	239,482	232,602
Series 2021-2, Class B
2.302%, due 12/17/26	249,469	242,635
HPEFS Equipment Trust
Series 2024-1A, Class D
5.82%, due 11/20/31 (a)	630,000	639,393
Ivy Hill Middle Market Credit Fund VII Ltd.
Series 7A, Class AR3
5.918% (3 Month SOFR + 1.60%), due 10/15/36 (a)(b)	250,000	250,213
New Economy Assets Phase 1 Sponsor LLC (a)
Series 2021-1, Class A1
1.91%, due 10/20/61	355,000	296,122
Series 2021-1, Class B1
2.41%, due 10/20/61	255,000	169,357
OCP CLO Ltd.
Series 2017-14A, Class A1R
5.695% (3 Month SOFR + 1.37%), due 7/20/37 (a)(b)	350,000	351,051
Owl Rock CLO XX LLC
Series 2024-20A, Class C
6.419% (3 Month SOFR + 2.10%), due 10/24/34 (a)(b)	250,000	247,446
Rad CLO 25 Ltd.
Series 2024-25A, Class A1
5.785% (3 Month SOFR + 1.46%), due 7/20/37 (a)(b)	250,000	251,279
Regatta 30 Funding Ltd.
Series 2024-4A, Class B
5.968% (3 Month SOFR + 1.65%), due 1/25/38 (a)(b)	400,000	401,238
Regatta XI Funding Ltd.
Series 2018-1A, Class AR
5.722% (3 Month SOFR + 1.40%), due 7/17/37 (a)(b)	350,000	350,877
RIN V LLC
Series 2023-2A, Class A1R
5.658% (3 Month SOFR + 1.34%), due 10/14/36 (a)(b)	450,000	449,998
Signal Peak CLO 12 Ltd.
Series 2022-12A, Class A1R
5.729% (3 Month SOFR + 1.40%), due 7/18/37 (a)(b)	270,000	271,074

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Silver Point SCF CLO IV Ltd.
Series 2021-1A, Class A2R
6.268% (3 Month SOFR + 1.95%), due 10/15/36 (a)(b)	$ 250,000	$ 251,479
Subway Funding LLC (a)
Series 2024-3A, Class A23
5.914%, due 7/30/54	496,250	494,288
Series 2024-1A, Class A2I
6.028%, due 7/30/54	486,325	493,039
Texas Debt Capital CLO Ltd.
Series 2024-2A, Class B
6.019% (3 Month SOFR + 1.70%), due 1/24/37 (a)(b)	250,000	251,512
United Airlines Pass-Through Trust
Series 2020-1, Class A
5.875%, due 10/15/27	313,461	322,201
Vantage Data Centers Issuer LLC
Series 2021-1A, Class A2
2.165%, due 10/15/46 (a)	445,000	433,310
Zayo Issuer LLC
Series 2025-1A, Class B
6.088%, due 3/20/55 (a)	635,000	648,550
		14,590,093
Total Asset-Backed Securities (Cost $23,115,989)		23,004,484
Corporate Bonds 11.6%
Airlines 0.3%
American Airlines, Inc. (a)
5.50%, due 4/20/26	150,000	150,066
5.75%, due 4/20/29	360,000	361,377
Avianca Midco 2 plc
Series Reg S
9.625%, due 2/14/30	425,000	422,747
Delta Air Lines, Inc. (a)
4.50%, due 10/20/25	38,875	38,828
4.75%, due 10/20/28	900,000	905,061
		1,878,079
Auto Manufacturers 0.7%
Ford Motor Credit Co. LLC
2.70%, due 8/10/26	595,000	585,411
4.125%, due 8/17/27	485,000	477,070
6.80%, due 5/12/28	365,000	379,083
General Motors Financial Co., Inc.
2.35%, due 1/8/31	344,000	304,767
2.70%, due 6/10/31	485,000	433,593
4.30%, due 4/6/29	470,000	466,541

	Principal Amount	Value
Corporate Bonds
Auto Manufacturers
Nissan Motor Acceptance Co. LLC
1.85%, due 9/16/26 (a)	$ 1,350,000	$ 1,301,287
		3,947,752
Banks 3.3%
Australia & New Zealand Banking Group Ltd.
5.731% (5 Year Treasury Constant Maturity Rate + 1.618%), due 9/18/34 (a)(b)	585,000	604,699
Banco Santander SA
5.294%, due 8/18/27	600,000	611,457
6.35%, due 3/14/34	600,000	643,264
Bank of America Corp. (d)
2.496% (3-month SOFR), due 2/13/31	650,000	601,577
2.572% (SOFRRATE), due 10/20/32	510,000	457,094
2.687%, due 4/22/32	465,000	423,606
Barclays plc (b)(e)
4.375% (5 Year Treasury Constant Maturity Rate + 3.41%), due 3/15/28	835,000	801,042
8.00% (5 Year Treasury Constant Maturity Rate + 5.431%), due 3/15/29	260,000	275,222
BNP Paribas SA (a)
3.052%, due 1/13/31 (d)	565,000	531,500
4.625% (5 Year Treasury Constant Maturity Rate + 3.196%), due 1/12/27 (b)(e)	625,000	615,150
BPCE SA
2.045%, due 10/19/27 (a)(d)	530,000	517,367
Citigroup, Inc.
5.411% (5 Year Treasury Constant Maturity Rate + 1.73%), due 9/19/39 (b)	425,000	426,440
6.625%, due 6/15/32	190,000	210,754
Citizens Financial Group, Inc.
2.638%, due 9/30/32	540,000	461,354
Credit Agricole SA
4.75% (5 Year Treasury Constant Maturity Rate + 3.237%), due 3/23/29 (a)(b)(e)	590,000	565,515
Deutsche Bank AG
3.035%, due 5/28/32 (d)	255,000	232,939
5.401% (SOFR + 1.219%), due 11/16/27 (b)	820,000	823,796
First Horizon Bank
5.75%, due 5/1/30	815,000	840,838
First Horizon Corp.
5.514%, due 3/7/31 (d)	335,000	344,838
Goldman Sachs Group, Inc. (The)
1.992%, due 1/27/32 (d)	480,000	423,567
6.75%, due 10/1/37	159,000	178,143
Intesa Sanpaolo SpA
7.00%, due 11/21/25 (a)	200,000	200,728
KeyBank NA
4.90%, due 8/8/32	445,000	441,773
KeyCorp
6.401%, due 3/6/35 (d)	270,000	293,004
Lloyds Banking Group plc
4.582%, due 12/10/25	508,000	508,098
4.976% (1 Year Treasury Constant Maturity Rate + 2.30%), due 8/11/33 (b)	365,000	370,059

	Principal Amount	Value
Corporate Bonds
Banks
M&T Bank Corp.
5.385%, due 1/16/36 (d)	$ 190,000	$ 192,621
Morgan Stanley (d)
2.484%, due 9/16/36	885,000	768,735
2.511%, due 10/20/32	645,000	575,442
Santander Holdings USA, Inc.
6.499%, due 3/9/29 (d)	340,000	354,739
Societe Generale SA (a)(b)(e)
4.75% (5 Year Treasury Constant Maturity Rate + 3.931%), due 5/26/26	395,000	391,185
5.375% (5 Year Treasury Constant Maturity Rate + 4.514%), due 11/18/30	810,000	762,929
Truist Financial Corp.
5.153%, due 8/5/32 (d)	385,000	396,227
UBS Group AG (a)
3.091%, due 5/14/32 (d)	500,000	462,683
4.375% (5 Year Treasury Constant Maturity Rate + 3.313%), due 2/10/31 (b)(e)	1,005,000	914,127
4.751% (1 Year Treasury Constant Maturity Rate + 1.75%), due 5/12/28 (b)	160,000	161,369
Wells Fargo & Co.
3.35% (SOFR), due 3/2/33 (d)	390,000	363,041
Westpac Banking Corp.
3.02% (5 Year Treasury Constant Maturity Rate + 1.53%), due 11/18/36 (b)	533,000	475,378
		18,222,300
Building Materials 0.0% ‡
JH North America Holdings, Inc. (a)
5.875%, due 1/31/31	70,000	71,072
6.125%, due 7/31/32 (f)	125,000	128,034
		199,106
Chemicals 0.4%
Braskem Netherlands Finance BV
4.50%, due 1/10/28 (a)	745,000	320,834
Celanese US Holdings LLC
7.20%, due 11/15/33 (c)	450,000	467,821
Huntsman International LLC
4.50%, due 5/1/29	731,000	699,586
Qnity Electronics, Inc.
5.75%, due 8/15/32 (a)	250,000	251,907
Sasol Financing USA LLC
8.75%, due 5/3/29 (a)	650,000	674,278
		2,414,426
Commercial Services 0.2%
Ashtead Capital, Inc.
4.00%, due 5/1/28 (a)	380,000	376,774
Belron UK Finance plc
5.75%, due 10/15/29 (a)	520,000	526,778

	Principal Amount	Value
Corporate Bonds
Commercial Services
Herc Holdings, Inc.
7.00%, due 6/15/30 (a)	$ 290,000	$ 301,231
		1,204,783
Computers 0.0% ‡
Dell International LLC
3.375%, due 12/15/41	230,000	176,366
Diversified Financial Services 0.9%
AerCap Ireland Capital DAC
2.45%, due 10/29/26	665,000	653,352
Ally Financial, Inc.
6.992%, due 6/13/29 (d)	265,000	279,802
Aviation Capital Group LLC
1.95%, due 1/30/26 (a)	520,000	515,403
Avolon Holdings Funding Ltd.
2.125%, due 2/21/26 (a)	645,000	638,357
Banco BTG Pactual SA
2.75%, due 1/11/26 (a)	505,000	501,156
Capital One Financial Corp. (d)
5.197%, due 9/11/36	245,000	242,305
6.051%, due 2/1/35	80,000	84,922
6.312%, due 6/8/29	515,000	540,241
Jefferies Financial Group, Inc.
6.20%, due 4/14/34	130,000	138,216
OneMain Finance Corp.
6.75%, due 3/15/32	375,000	381,945
7.50%, due 5/15/31	415,000	433,825
Synchrony Financial
5.45%, due 3/6/31 (d)	475,000	484,009
		4,893,533
Electric 1.4%
AEP Texas, Inc.
4.70%, due 5/15/32	475,000	473,772
Arizona Public Service Co.
2.20%, due 12/15/31	750,000	654,639
Calpine Corp.
5.125%, due 3/15/28 (a)	290,000	290,148
Duke Energy Ohio, Inc.
4.30%, due 2/1/49	565,000	472,340
Duquesne Light Holdings, Inc.
3.616%, due 8/1/27 (a)	865,000	847,284
Edison International
7.875% (5 Year Treasury Constant Maturity Rate + 3.658%), due 6/15/54 (b)	225,000	229,249
EnfraGen Energia Sur SA
5.375%, due 12/30/30 (a)	425,000	395,675

	Principal Amount	Value
Corporate Bonds
Electric
Jersey Central Power & Light Co.
2.75%, due 3/1/32 (a)	$ 700,000	$ 625,879
Nevada Power Co.
Series GG
5.90%, due 5/1/53	230,000	233,971
NRG Energy, Inc.
5.75%, due 1/15/34 (a)	525,000	524,464
Ohio Power Co.
Series R
2.90%, due 10/1/51	420,000	261,338
PacifiCorp
7.375% (5 Year Treasury Constant Maturity Rate + 3.319%), due 9/15/55 (b)	265,000	278,998
Public Service Co. of Oklahoma
5.25%, due 1/15/33	200,000	205,691
Southern California Edison Co.
4.00%, due 4/1/47	520,000	393,391
5.70%, due 3/1/53	165,000	154,940
Virginia Electric and Power Co.
2.95%, due 11/15/51	435,000	278,190
Vistra Operations Co. LLC
6.875%, due 4/15/32 (a)	300,000	313,763
XPLR Infrastructure Operating Partners LP (a)
4.50%, due 9/15/27	316,000	310,019
7.25%, due 1/15/29	425,000	436,358
8.375%, due 1/15/31 (f)	295,000	309,160
Zorlu Enerji Elektrik Uretim A/S
Series Reg S
11.00%, due 4/23/30	290,000	266,633
		7,955,902
Engineering & Construction 0.0% ‡
Great Lakes Dredge & Dock Corp.
5.25%, due 6/1/29 (a)	215,000	208,315
Food 0.5%
Grupo Nutresa SA
Series Reg S
8.00%, due 5/12/30	200,000	214,150
9.00%, due 5/12/35 (a)	205,000	232,531
JBS USA Holding LUX SARL
5.75%, due 4/1/33	589,000	615,110
Minerva Luxembourg SA
8.875%, due 9/13/33 (a)	630,000	691,815
Post Holdings, Inc. (a)
4.50%, due 9/15/31	115,000	107,439
4.625%, due 4/15/30	257,000	247,751

	Principal Amount	Value
Corporate Bonds
Food
Smithfield Foods, Inc.
4.25%, due 2/1/27 (a)	$ 500,000	$ 496,588
		2,605,384
Forest Products & Paper 0.1%
Suzano Austria GmbH
3.75%, due 1/15/31	625,000	591,283
Gas 0.2%
Brooklyn Union Gas Co. (The)
6.388%, due 9/15/33 (a)	425,000	458,111
National Fuel Gas Co.
2.95%, due 3/1/31	450,000	410,609
Southern California Gas Co.
Series VV
4.30%, due 1/15/49	325,000	270,063
		1,138,783
Healthcare-Services 0.1%
Prime Healthcare Services, Inc.
9.375%, due 9/1/29 (a)	330,000	343,200
Insurance 0.1%
Belrose Funding Trust II
6.792%, due 5/15/55 (a)	380,000	411,516
Internet 0.2%
Cogent Communications Group LLC
6.50%, due 7/1/32 (a)	510,000	495,458
Rakuten Group, Inc.
9.75%, due 4/15/29 (a)	470,000	528,498
		1,023,956
Iron & Steel 0.1%
Mineral Resources Ltd.
7.00%, due 4/1/31 (a)	325,000	329,204
Samarco Mineracao SA
Series Reg S
9.50% (9.00% PIK), due 6/30/31 (g)	204,500	205,510
		534,714
Lodging 0.3%
Hilton Domestic Operating Co., Inc.
5.875%, due 4/1/29 (a)	550,000	561,366
Las Vegas Sands Corp.
5.625%, due 6/15/28	550,000	562,293

	Principal Amount	Value
Corporate Bonds
Lodging
Studio City Finance Ltd.
5.00%, due 1/15/29 (a)	$ 505,000	$ 486,603
		1,610,262
Machinery—Construction & Mining 0.1%
Terex Corp.
6.25%, due 10/15/32 (a)	425,000	432,946
Media 0.1%
Nexstar Media, Inc.
4.75%, due 11/1/28 (a)	555,000	541,704
Mining 0.2%
Perenti Finance Pty. Ltd.
7.50%, due 4/26/29 (a)	365,000	381,641
Vedanta Resources Finance II plc
9.85%, due 4/24/33 (a)	510,000	518,974
Series Reg S
10.875%, due 9/17/29	275,000	287,844
		1,188,459
Miscellaneous—Manufacturing 0.1%
Textron Financial Corp.
6.208% (3 Month SOFR + 1.997%), due 2/15/42 (a)(b)	565,000	510,534
Oil & Gas 0.1%
Energean Israel Finance Ltd.
Series Reg S
5.375%, due 3/30/28 (a)	65,000	63,853
Hilcorp Energy I LP
5.75%, due 2/1/29 (a)	645,000	635,389
		699,242
Packaging & Containers 0.0% ‡
Berry Global, Inc.
4.875%, due 7/15/26 (a)	40,000	40,006
Pharmaceuticals 0.1%
Teva Pharmaceutical Finance Netherlands III BV
3.15%, due 10/1/26	142,000	139,476
4.75%, due 5/9/27 (f)	330,000	329,539
		469,015
Pipelines 0.9%
Cheniere Corpus Christi Holdings LLC
2.742%, due 12/31/39	670,000	561,960

	Principal Amount	Value
Corporate Bonds
Pipelines
Columbia Pipelines Operating Co. LLC
6.544%, due 11/15/53 (a)	$ 180,000	$ 193,079
DT Midstream, Inc.
4.30%, due 4/15/32 (a)	500,000	478,228
Energy Transfer LP
5.35%, due 5/15/45	115,000	105,486
Flex Intermediate Holdco LLC
3.363%, due 6/30/31 (a)	865,000	795,636
MPLX LP
2.65%, due 8/15/30	730,000	670,200
ONEOK, Inc.
5.625%, due 1/15/28 (a)	260,000	265,646
6.25%, due 10/15/55	395,000	401,131
Transcontinental Gas Pipe Line Co. LLC
4.60%, due 3/15/48	840,000	728,808
Western Midstream Operating LP
5.25%, due 2/1/50 (c)	630,000	548,292
		4,748,466
Real Estate 0.0% ‡
Alpha Star Holding IX Ltd.
Series Reg S
7.00%, due 8/26/28	210,000	215,050
Real Estate Investment Trusts 0.5%
GLP Capital LP
4.00%, due 1/15/30	810,000	784,428
Starwood Property Trust, Inc.
4.375%, due 1/15/27 (a)	415,000	411,436
Trust Fibra Uno
Series Reg S
7.375%, due 2/13/34	475,000	511,847
8.25%, due 1/23/37 (a)	400,000	450,439
Uniti Group LP
10.50%, due 2/15/28 (a)	384,000	404,429
		2,562,579
Retail 0.3%
Arcos Dorados BV
6.375%, due 1/29/32 (a)	570,000	600,780
AutoNation, Inc.
4.75%, due 6/1/30	308,000	309,691
Bath & Body Works, Inc.
6.625%, due 10/1/30 (a)	615,000	628,713
Sally Holdings LLC
6.75%, due 3/1/32 (f)	185,000	192,328
		1,731,512

	Principal Amount	Value
Corporate Bonds
Semiconductors 0.1%
Kioxia Holdings Corp.
6.25%, due 7/24/30 (a)	$ 475,000	$ 484,502
Telecommunications 0.2%
AT&T, Inc.
3.50%, due 9/15/53	680,000	470,358
Total Play Telecomunicaciones SA de CV
Series Reg S
11.125%, due 12/31/32	200,000	197,269
Windstream Services LLC
7.50%, due 10/15/33 (a)	340,000	339,908
		1,007,535
Water 0.1%
Aegea Finance SARL
9.00%, due 1/20/31 (a)	210,000	222,612
Total Corporate Bonds (Cost $66,076,767)		64,213,822
Foreign Government Bonds 0.6%
Argentina 0.1%
Argentina Government Bond
4.125%, due 7/9/35 (c)	800,000	415,600
Chile 0.1%
Empresa Nacional del Petroleo
3.45%, due 9/16/31 (a)	320,000	294,384
Colombia 0.1%
Colombia Government Bond
3.25%, due 4/22/32	725,000	612,987
Dominican Republic 0.1%
Dominican Republic Government Bond
4.875%, due 9/23/32 (a)	620,000	591,666
Egypt 0.1%
Egypt Government Bond
7.625%, due 5/29/32 (a)	520,000	510,655
Paraguay 0.1%
Paraguay Government Bond
6.10%, due 8/11/44 (a)	685,000	700,488
Total Foreign Government Bonds (Cost $3,038,331)		3,125,780

	Principal Amount	Value
Loan Assignments 0.4%
Diversified/Conglomerate Service 0.1%
TruGreen LP
First Lien Term Loan B
8.263% (1 Month SOFR + 4.00%), due 11/2/27 (b)	$ 306,488	$ 298,954
Finance 0.1%
Arches Buyer, Inc.
First Lien New Term Loan
7.513% (1 Month SOFR + 3.25%), due 12/6/27 (b)	396,875	397,206
Media 0.2%
DIRECTV Financing LLC
First Lien 2024 Refinancing Term Loan B
9.82% (3 Month SOFR + 5.25%), due 8/2/29 (b)	481,429	481,896
Virgin Media Bristol LLC
First Lien Facility Advance Term Loan Q
7.515% (1 Month SOFR + 3.25%), due 1/31/29 (b)	710,000	709,274
		1,191,170
Services Business 0.0% ‡
Beach Acquisition Bidco LLC
First Lien Tranche Term Loan B1
7.308% (3 Month SOFR + 3.25%), due 9/13/32 (b)	200,000	200,833
Total Loan Assignments (Cost $2,069,173)		2,088,163
Mortgage-Backed Securities 12.4%
Agency (Collateralized Mortgage Obligations) 4.5%
FHLMC
REMIC, Series 5326, Class QO
(zero coupon), due 9/25/50	706,722	486,097
REMIC, Series 5021, Class SA
(zero coupon) (SOFR 30A + 3.55%), due 10/25/50 (b)(h)	1,100,279	32,213
REMIC, Series 5200, Class SA
(zero coupon) (SOFR 30A + 3.50%), due 2/25/52 (b)(h)	153,492	4,215
REMIC, Series 5351, Class DO
(zero coupon), due 9/25/53	350,567	295,359
REMIC, Series 5351, Class EO
(zero coupon), due 10/25/53	705,361	597,970
REMIC, Series 5315, Class OQ
(zero coupon), due 1/25/55	313,562	257,888
REMIC, Series 5514, Class SA
0.744% (SOFR 30A + 5.10%), due 3/25/55 (b)(h)	1,506,378	55,992
REMIC, Series 5092, Class XA
1.00%, due 1/15/41	348,815	304,075
REMIC, Series 5531, Class SD
1.544% (SOFR 30A + 5.90%), due 4/25/55 (b)(h)	1,762,806	111,999

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FHLMC
REMIC, Series 4993, Class KS
1.579% (SOFR 30A + 5.936%), due 7/25/50 (b)(h)	$ 1,358,831	$ 186,940
REMIC, Series 4994, Class TS
1.629% (SOFR 30A + 5.986%), due 7/25/50 (b)(h)	685,406	94,089
REMIC, Series 4831, Class SA
1.713% (SOFR 30A + 6.086%), due 10/15/48 (b)(h)	607,354	80,128
REMIC, Series 5547, Class ES
2.644% (SOFR 30A + 7.00%), due 6/25/55 (b)(h)	819,056	68,885
REMIC, Series 5070, Class PI
3.00%, due 8/25/50 (h)	743,028	135,328
REMIC, Series 5011, Class MI
3.00%, due 9/25/50 (h)	671,326	109,058
REMIC, Series 5023, Class LI
3.00%, due 10/25/50 (h)	474,237	77,585
REMIC, Series 5094, Class IP
3.00%, due 4/25/51 (h)	548,004	88,528
REMIC, Series 5160
3.00%, due 10/25/51 (h)	545,152	59,530
REMIC, Series 4725, Class WZ
3.50%, due 11/15/47	942,007	878,561
REMIC, Series 5040
3.50%, due 11/25/50 (h)	403,048	74,746
FHLMC, Strips
Series 272
(zero coupon), due 8/15/42	444,933	346,635
Series 402
(zero coupon), due 9/25/53	405,992	342,798
Series 311, Class S1
1.463% (SOFR 30A + 5.836%), due 8/15/43 (b)(h)	1,300,090	142,054
Series 397, Class C61
5.50%, due 1/25/53 (h)	724,072	141,898
FNMA
REMIC, Series 2023-70, Class AO
(zero coupon), due 3/25/53	344,296	279,575
REMIC, Series 2023-24, Class OQ
(zero coupon), due 7/25/54	483,371	398,930
REMIC, Series 2025-44, Class SD
0.744% (SOFR 30A + 5.10%), due 6/25/55 (b)(h)	2,267,298	84,869
REMIC, Series 2024-82, Class DS
0.794% (SOFR 30A + 5.15%), due 11/25/54 (b)(h)	1,833,215	76,311
REMIC, Series 2022-10, Class SA
1.394% (SOFR 30A + 5.75%), due 2/25/52 (b)(h)	745,561	90,939
REMIC, Series 2016-57, Class SN
1.579% (SOFR 30A + 5.936%), due 6/25/46 (b)(h)	646,242	74,410
REMIC, Series 2020-70, Class SD
1.779% (SOFR 30A + 6.136%), due 10/25/50 (b)(h)	912,751	132,131

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FNMA
REMIC, Series 2020-57, Class LJ
2.00%, due 8/25/50	$ 850,000	$ 633,198
REMIC, Series 2021-3, Class TI
2.50%, due 2/25/51 (h)	1,295,037	219,979
REMIC, Series 2021-12, Class JI
2.50%, due 3/25/51 (h)	493,899	78,839
REMIC, Series 2021-34, Class MI
2.50%, due 3/25/51 (h)	1,395,691	196,194
REMIC, Series 2021-54, Class HI
2.50%, due 6/25/51 (h)	210,539	25,479
REMIC, Series 2025-18, Class SM
2.744% (SOFR 30A + 7.10%), due 9/25/54 (b)(h)	676,440	57,039
REMIC, Series 2021-53, Class GI
3.00%, due 7/25/48 (h)	2,022,787	336,391
REMIC, Series 2021-85, Class BI
3.00%, due 12/25/51 (h)	1,378,056	247,314
REMIC, Series 2021-8, Class ID
3.50%, due 3/25/51 (h)	885,302	190,277
FNMA, Strips (h)
Series 426, Class C32
1.50%, due 2/25/52	2,053,463	196,325
Series 429, Class C5
3.00%, due 10/25/52	1,854,675	339,378
Series 440, Class C46
4.00%, due 10/25/53	1,718,829	367,156
Series 438, Class C34
6.00%, due 8/25/53	987,077	221,837
GNMA
REMIC, Series 2020-1, Class YS
(zero coupon) (1 Month SOFR + 2.716%), due 1/20/50 (b)(h)	1,235,019	15,366
REMIC, Series 2021-16, Class AS
(zero coupon) (1 Month SOFR + 2.636%), due 1/20/51 (b)(h)	2,089,163	21,055
REMIC, Series 2023-101, Class KO
(zero coupon), due 1/20/51	581,269	386,121
REMIC, Series 2021-29, Class AS
(zero coupon) (SOFR 30A + 2.70%), due 2/20/51 (b)(h)	1,997,402	21,604
REMIC, Series 2021-97, Class SA
(zero coupon) (SOFR 30A + 2.60%), due 6/20/51 (b)(h)	2,245,726	28,847
REMIC, Series 2021-136, Class SB
(zero coupon) (SOFR 30A + 3.20%), due 8/20/51 (b)(h)	6,298,575	92,271
REMIC, Series 2021-158, Class SB
(zero coupon) (SOFR 30A + 3.70%), due 9/20/51 (b)(h)	1,367,823	49,531
REMIC, Series 2021-205, Class DS
(zero coupon) (SOFR 30A + 3.20%), due 11/20/51 (b)(h)	2,747,393	49,972
REMIC, Series 2021-226, Class SA
(zero coupon) (SOFR 30A + 1.70%), due 12/20/51 (b)(h)	1,631,467	3,896

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2022-78, Class S
(zero coupon) (SOFR 30A + 3.70%), due 4/20/52 (b)(h)	$ 1,100,209	$ 19,817
REMIC, Series 2022-87, Class SA
(zero coupon) (SOFR 30A + 3.30%), due 5/20/52 (b)(h)	2,127,634	32,691
REMIC, Series 2022-107, Class SA
(zero coupon) (SOFR 30A + 3.47%), due 6/20/52 (b)(h)	5,373,087	60,080
REMIC, Series 2022-101, Class SB
(zero coupon) (SOFR 30A + 3.30%), due 6/20/52 (b)(h)	1,066,176	16,380
REMIC, Series 2023-66, Class OQ
(zero coupon), due 7/20/52	654,740	514,701
REMIC, Series 2023-53
(zero coupon), due 4/20/53	208,482	172,671
REMIC, Series 2023-114, Class MO
(zero coupon), due 8/20/53	199,035	167,112
REMIC, Series 2024-51, Class SX
0.811% (SOFR 30A + 5.20%), due 3/20/54 (b)(h)	4,843,716	208,766
REMIC, Series 2023-80, Class SA
0.861% (SOFR 30A + 5.25%), due 6/20/53 (b)(h)	2,107,088	97,909
REMIC, Series 2019-115, Class SA
1.80% (1 Month SOFR + 5.936%), due 9/20/49 (b)(h)	939,612	119,543
REMIC, Series 2020-34, Class SC
1.80% (1 Month SOFR + 5.936%), due 3/20/50 (b)(h)	850,902	113,098
REMIC, Series 2023-47, Class KS
1.85% (1 Month SOFR + 5.986%), due 4/20/48 (b)(h)	2,472,119	308,838
REMIC, Series 2020-166, Class IC
2.00%, due 11/20/50 (h)	295,182	36,727
REMIC, Series 2020-188
2.00%, due 12/20/50 (h)	1,301,998	150,228
REMIC, Series 2021-30, Class HI
2.00%, due 2/20/51 (h)	1,838,947	206,141
REMIC, Series 2022-10, Class IC
2.00%, due 11/20/51 (h)	933,186	112,819
REMIC, Series 2025-2, Class WZ
2.00%, due 8/20/52	881,668	564,377
REMIC, Series 2020-146, Class SA
2.05% (1 Month SOFR + 6.186%), due 10/20/50 (b)(h)	822,521	121,288
REMIC, Series 2020-175, Class CS
2.05% (1 Month SOFR + 6.186%), due 11/20/50 (b)(h)	848,023	120,690
REMIC, Series 2021-179, Class SA
2.05% (1 Month SOFR + 6.186%), due 11/20/50 (b)(h)	1,225,865	182,441
REMIC, Series 2020-167, Class SN
2.05% (1 Month SOFR + 6.186%), due 11/20/50 (b)(h)	417,480	63,076
REMIC, Series 2020-189, Class SU
2.05% (1 Month SOFR + 6.186%), due 12/20/50 (b)(h)	563,648	85,036
REMIC, Series 2021-46, Class QS
2.05% (1 Month SOFR + 6.186%), due 3/20/51 (b)(h)	495,130	67,844

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2021-57, Class SA
2.05% (1 Month SOFR + 6.186%), due 3/20/51 (b)(h)	$ 1,879,848	$ 259,500
REMIC, Series 2021-57, Class SD
2.05% (1 Month SOFR + 6.186%), due 3/20/51 (b)(h)	3,178,060	449,992
REMIC, Series 2021-46, Class TS
2.05% (1 Month SOFR + 6.186%), due 3/20/51 (b)(h)	604,278	83,162
REMIC, Series 2021-96, Class SN
2.05% (1 Month SOFR + 6.186%), due 6/20/51 (b)(h)	1,070,405	138,302
REMIC, Series 2021-122, Class HS
2.05% (1 Month SOFR + 6.186%), due 7/20/51 (b)(h)	1,069,538	153,633
REMIC, Series 2021-135, Class GS
2.05% (1 Month SOFR + 6.186%), due 8/20/51 (b)(h)	1,673,741	241,055
REMIC, Series 2021-96, Class JS
2.10% (1 Month SOFR + 6.236%), due 6/20/51 (b)(h)	864,035	128,431
REMIC, Series 2023-86, Class SE
2.261% (SOFR 30A + 6.65%), due 9/20/50 (b)(h)	735,152	115,286
REMIC, Series 2023-60, Class ES
2.422% (SOFR 30A + 11.20%), due 4/20/53 (b)	442,863	401,547
REMIC, Series 2020-188, Class DI
2.50%, due 12/20/50 (h)	1,811,695	265,595
REMIC, Series 2021-1, Class PI
2.50%, due 12/20/50 (h)	509,598	78,297
REMIC, Series 2021-83, Class FM
2.50% (SOFR 30A + 0.51%), due 5/20/51 (b)	847,868	703,924
REMIC, Series 2021-188
2.50%, due 10/20/51 (h)	1,516,809	255,783
REMIC, Series 2021-1, Class IT
3.00%, due 1/20/51 (h)	1,159,406	196,002
REMIC, Series 2021-44, Class IQ
3.00%, due 3/20/51 (h)	1,208,106	204,329
REMIC, Series 2021-74, Class HI
3.00%, due 4/20/51 (h)	153,235	23,224
REMIC, Series 2021-67, Class PI
3.00%, due 4/20/51 (h)	690,788	117,452
REMIC, Series 2021-98, Class IN
3.00%, due 6/20/51 (h)	559,002	97,861
REMIC, Series 2024-48, Class JI
3.00%, due 7/20/51 (h)	1,064,827	180,364
REMIC, Series 2022-207
3.00%, due 8/20/51 (h)	721,280	119,313
REMIC, Series 2021-139, Class IA
3.00%, due 8/20/51 (h)	1,796,698	325,022
REMIC, Series 2021-177, Class IM
3.00%, due 10/20/51 (h)	1,277,704	217,961
REMIC, Series 2019-97, Class FG
3.50% (1 Month SOFR + 0.804%), due 8/20/49 (b)	590,775	537,491

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2019-128, Class KF
3.50% (1 Month SOFR + 0.764%), due 10/20/49 (b)	$ 236,326	$ 213,527
REMIC, Series 2019-128, Class YF
3.50% (1 Month SOFR + 0.764%), due 10/20/49 (b)	244,488	219,665
REMIC, Series 2020-5, Class FA
3.50% (1 Month SOFR + 0.814%), due 1/20/50 (b)	648,226	585,275
REMIC, Series 2021-146, Class IN
3.50%, due 8/20/51 (h)	1,510,216	269,505
REMIC, Series 2023-1, Class HD
3.50%, due 1/20/52	358,530	326,546
REMIC, Series 2023-66, Class MP
3.522% (SOFR 30A + 12.30%), due 5/20/53 (b)	567,971	536,560
REMIC, Series 2016-93, Class AI
4.50%, due 7/20/44 (h)	810,175	193,326
REMIC, Series 2023-38, Class WT
6.502%, due 12/20/51 (i)	263,461	278,647
REMIC, Series 2023-59, Class YC
7.106%, due 9/20/51 (i)	578,737	641,053
REMIC, Series 2023-55, Class CG
7.674%, due 7/20/51 (i)	440,801	496,928
REMIC, Series 2023-55, Class LB
7.791%, due 11/20/51 (i)	422,812	485,578
Multifamily Connecticut Avenue Securities Trust (a)(b)
Series 2019-01, Class B10
9.971% (SOFR 30A + 5.614%), due 10/25/49	545,000	552,801
Series 2020-01, Class CE
11.971% (SOFR 30A + 7.614%), due 3/25/50	720,000	744,918
Seasoned Credit Risk Transfer Trust
Series 2025-1, Class MTU
3.25%, due 11/25/64	1,118,916	973,430
		25,241,363
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 3.9%
BANK
Series 2018-BN12, Class D
3.00%, due 5/15/61 (a)	675,000	526,573
Series 2019-BN19, Class C
4.16%, due 8/15/61 (j)	685,000	498,019
Series 2017-BNK4, Class C
4.372%, due 5/15/50 (i)	520,000	460,092
Bank of America Merrill Lynch Commercial Mortgage Trust
Series 2016-UB10, Class D
3.00%, due 7/15/49 (a)	740,000	656,699
Benchmark Mortgage Trust (j)
Series 2018-B6, Class D
3.239%, due 10/10/51 (a)	425,000	315,202

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
Benchmark Mortgage Trust (j)
Series 2019-B14, Class C
3.903%, due 12/15/62	$ 695,000	$ 483,873
Series 2018-B1, Class C
4.343%, due 1/15/51	555,000	455,647
BF Mortgage Trust
Series 2019-NYT, Class F
7.448% (1 Month SOFR + 3.297%), due 12/15/35 (a)(b)	685,000	602,453
BFLD Commercial Mortgage Trust
Series 2025-5MW, Class C
5.451%, due 10/10/42 (a)(i)	550,000	549,195
BMO Mortgage Trust
Series 2022-C1, Class 111A
3.378%, due 2/17/55 (a)(j)	615,000	566,051
Series 2024-C9, Class A5
5.759%, due 7/15/57	580,000	617,152
BSST Mortgage Trust
Series 2022-1700, Class A
5.451% (1 Month SOFR + 1.30%), due 2/15/37 (a)(b)	655,000	576,878
BWAY Mortgage Trust
Series 2013-1515, Class G
4.058%, due 3/10/33 (a)(j)	515,000	419,029
BX Commercial Mortgage Trust
Series 2024-BRBK, Class D
10.117% (1 Month SOFR + 5.971%), due 10/15/41 (a)(b)	585,000	585,724
BX Trust
Series 2025-VLT7, Class E
7.90% (1 Month SOFR + 3.75%), due 7/15/44 (a)(b)	590,000	592,575
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class D
3.052%, due 1/10/48 (a)(j)	470,000	444,208
CFK Trust
Series 2020-MF2, Class E
3.573%, due 3/15/39 (a)(j)	670,000	486,492
Citigroup Commercial Mortgage Trust
Series 2018-B2, Class D
3.30%, due 3/10/51 (a)(j)	905,000	696,396
Commercial Mortgage Trust
Series 2014-CR20, Class D
3.222%, due 11/10/47 (a)	410,000	299,300
Series 2014-CR17, Class C
4.942%, due 5/10/47 (j)	680,000	625,600
CONE Trust
Series 2024-DFW1, Class E
8.039% (1 Month SOFR + 3.888%), due 8/15/41 (a)(b)	275,000	274,842
CSMC OA LLC
Series 2014-USA, Class E
4.373%, due 9/15/37 (a)	550,000	371,112

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
FHLMC MSCR Trust (a)(b)
Series 2021-MN3, Class M1
6.656% (SOFR 30A + 2.30%), due 11/25/51	$ 265,933	$ 266,392
Series 2025-MN10, Class M2
7.205% (SOFR 30A + 2.85%), due 2/25/45	660,000	658,590
GNMA (h)
REMIC, Series 2025-112
0.564%, due 3/16/66 (j)	3,029,386	154,074
REMIC, Series 2023-194, Class CI
0.817%, due 10/16/65 (j)	2,147,592	136,031
REMIC, Series 2023-159, Class CI
0.954%, due 7/16/65 (i)	2,931,233	210,439
REMIC, Series 2020-168, Class IA
0.974%, due 12/16/62 (j)	1,386,200	99,862
REMIC, Series 2021-47
0.992%, due 3/16/61 (j)	3,243,849	217,795
REMIC, Series 2022-185, Class DI
1.022%, due 10/16/65 (j)	1,252,887	87,672
REMIC, Series 2023-172
1.33%, due 2/16/66 (j)	2,000,997	185,766
GS Mortgage Securities Trust
Series 2018-GS10, Class D
3.00%, due 7/10/51 (a)	665,000	453,156
Series 2015-GC30, Class D
3.384%, due 5/10/50	1,045,000	532,950
Series 2015-GC30, Class B
4.113%, due 5/10/50 (j)	300,000	285,000
J.P. Morgan Chase Commercial Mortgage Securities Trust (a)
Series 2012-WLDN, Class A
3.905%, due 5/5/30	489,199	478,197
Series 2022-NLP, Class G
8.675% (1 Month SOFR + 4.525%), due 4/15/37 (b)	610,175	572,719
JPMDB Commercial Mortgage Securities Trust
Series 2017-C7, Class D
3.00%, due 10/15/50 (a)	540,000	424,833
Morgan Stanley Bank of America Merrill Lynch Trust (a)(j)
Series 2015-C22, Class D
4.113%, due 4/15/48	780,000	468,000
Series 2015-C23, Class D
4.297%, due 7/15/50	220,000	213,422
Morgan Stanley Capital I Trust
Series 2018-H3, Class D
3.00%, due 7/15/51 (a)	560,000	466,026
Natixis Commercial Mortgage Securities Trust
Series 2020-2PAC, Class AMZ1
3.617%, due 1/15/37 (a)(j)	735,000	629,132

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
ROCK Trust
Series 2024-CNTR, Class E
8.819%, due 11/13/41 (a)	$ 1,085,000	$ 1,135,556
UBS Commercial Mortgage Trust
Series 2018-C10, Class D
3.00%, due 5/15/51 (a)	385,000	310,648
Series 2019-C16, Class AS
3.887%, due 4/15/52	260,000	246,639
Series 2018-C9, Class C
5.109%, due 3/15/51 (j)	625,000	429,275
Wells Fargo Commercial Mortgage Trust
Series 2018-C43, Class D
3.00%, due 3/15/51 (a)	135,000	110,109
Series 2017-C39, Class D
4.503%, due 9/15/50 (a)(j)	285,000	245,566
Series 2022-ONL, Class E
5.092%, due 12/15/39 (a)(j)	535,000	479,158
Series 2016-NXS5, Class D
5.118%, due 1/15/59 (j)	260,000	234,110
WP Glimcher Mall Trust
Series 2015-WPG, Class C
3.633%, due 6/5/35 (a)(j)	600,000	546,054
		21,380,283
Whole Loan (Collateralized Mortgage Obligations) 4.0%
Angel Oak Mortgage Trust
Series 2025-3, Class A1
5.42%, due 3/25/70 (a)(c)	379,719	382,208
BRAVO Residential Funding Trust
Series 2024-NQM8, Class A1A
4.30%, due 8/1/53 (a)(c)	266,871	263,247
CIM Trust
Series 2021-J2, Class AS
0.21%, due 4/25/51 (a)(h)(i)	16,442,621	201,174
Citigroup Mortgage Loan Trust
Series 2014-C, Class B3
4.25%, due 2/25/54 (a)(i)	853,000	735,896
Connecticut Avenue Securities Trust (a)(b)
Series 2025-R01, Class 1B1
6.048% (SOFR 30A + 1.70%), due 1/25/45	235,000	233,973
Series 2025-R02, Class 1B1
6.298% (SOFR 30A + 1.95%), due 2/25/45	190,000	190,237
Series 2023-R07, Class 2M2
7.598% (SOFR 30A + 3.25%), due 9/25/43	885,000	920,201
Series 2023-R03, Class 2M2
8.256% (SOFR 30A + 3.90%), due 4/25/43	710,000	750,808
Series 2021-R03, Class 1B2
9.856% (SOFR 30A + 5.50%), due 12/25/41	255,000	263,986

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
Connecticut Avenue Securities Trust (a)(b)
Series 2022-R01, Class 1B2
10.356% (SOFR 30A + 6.00%), due 12/25/41	$ 690,000	$ 720,598
Series 2020-SBT1, Class 1B1
11.221% (SOFR 30A + 6.864%), due 2/25/40	660,000	698,003
Series 2022-R02, Class 2B2
12.006% (SOFR 30A + 7.65%), due 1/25/42	570,000	603,074
Series 2019-HRP1, Class B1
13.721% (SOFR 30A + 9.364%), due 11/25/39	985,963	1,055,040
Series 2022-R03, Class 1B2
14.206% (SOFR 30A + 9.85%), due 3/25/42	270,000	298,976
FHLMC STACR REMIC Trust (a)(b)
Series 2020-HQA1, Class B2
9.571% (SOFR 30A + 5.214%), due 1/25/50	695,000	762,533
Series 2022-HQA1, Class M2
9.606% (SOFR 30A + 5.25%), due 3/25/42	195,000	205,465
Series 2022-HQA3, Class M2
9.706% (SOFR 30A + 5.35%), due 8/25/42	880,000	944,496
Series 2021-HQA3, Class B2
10.606% (SOFR 30A + 6.25%), due 9/25/41	880,000	910,177
Series 2021-HQA4, Class B2
11.356% (SOFR 30A + 7.00%), due 12/25/41	690,000	726,154
Series 2022-HQA1, Class B1
11.356% (SOFR 30A + 7.00%), due 3/25/42	670,000	720,800
Series 2022-DNA1, Class B2
11.456% (SOFR 30A + 7.10%), due 1/25/42	830,000	880,117
FHLMC STACR Securitized Participation Interests Trust
Series 2018-SPI3, Class B
4.156%, due 8/25/48 (a)(i)	831,707	646,212
FHLMC STACR Trust (a)(b)
REMIC, Series 2019-FTR3, Class B2
9.271% (SOFR 30A + 4.914%), due 9/25/47	700,000	753,375
REMIC, Series 2019-FTR2, Class B2
11.871% (SOFR 30A + 7.514%), due 11/25/48	375,000	441,915
REMIC, Series 2019-FTR1, Class B2
12.821% (SOFR 30A + 8.464%), due 1/25/48	570,000	678,476
Flagstar Mortgage Trust
Series 2021-6INV, Class A18
2.50%, due 8/25/51 (a)(i)	359,508	295,836
GS Mortgage-Backed Securities Trust
Series 2021-PJ6, Class A2
2.50%, due 11/25/51 (a)(i)	922,082	763,959
J.P. Morgan Mortgage Trust
Series 2021-4, Class B1
2.879%, due 8/25/51 (a)(j)	1,260,497	1,044,478
LOANDEPOT GMSR Master Trust
Series 2025-GT2, Class A
7.51% (1 Month SOFR + 3.15%), due 7/16/30 (a)(b)	675,000	677,190

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
Mill City Mortgage Loan Trust (a)(i)
Series 2018-4, Class B4
3.095%, due 4/25/66	$ 559,347	$ 351,716
Series 2018-3, Class B2
3.25%, due 8/25/58	918,043	709,080
Series 2018-3, Class B4
3.653%, due 8/25/58	349,255	229,098
OBX Trust
Series 2025-J3, Class AF
5.808% (SOFR 30A + 1.50%), due 10/25/55 (a)(b)	700,000	700,001
RCKT Mortgage Trust
Series 2021-5, Class A1
2.50%, due 11/25/51 (a)(i)	1,122,107	931,436
STACR Trust
Series 2018-HRP1, Class B2
16.221% (SOFR 30A + 11.864%), due 5/25/43 (a)(b)	973,200	1,164,077
Towd Point Mortgage Trust
Series 2017-4, Class B5
3.606%, due 6/25/57 (a)(i)	452,415	307,539
		22,161,551
Total Mortgage-Backed Securities (Cost $67,377,280)		68,783,197
U.S. Government & Federal Agencies 7.7%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 1.2%
FHLMC Gold Pools, 30 Year
3.50%, due 9/1/47	507,120	473,812
3.50%, due 1/1/48	432,565	403,018
UMBS Pool, 30 Year
3.00%, due 6/1/52	1,218,367	1,071,412
3.50%, due 7/1/50	422,603	390,220
4.00%, due 3/1/53	1,074,920	1,015,927
4.50%, due 10/1/52	169,806	165,469
4.50%, due 12/1/53	759,140	741,698
5.00%, due 10/1/53	421,217	418,789
5.00%, due 3/1/54	356,901	354,497
5.50%, due 7/1/53	251,748	254,462
5.50%, due 3/1/54	563,442	571,954
6.00%, due 10/1/53	319,419	328,013
6.00%, due 10/1/53	466,907	481,799
6.00%, due 11/1/53	40,937	42,127
		6,713,197
Federal National Mortgage Association (Mortgage Pass-Through Securities) 2.5%
FNMA, Other
6.00%, due 4/1/37	2,878	3,009

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
UMBS, 30 Year
2.00%, due 10/1/50	$ 2,149,096	$ 1,743,791
2.00%, due 3/1/52	1,430,699	1,159,329
2.00%, due 3/1/52	618,424	500,038
2.50%, due 11/1/51	2,412,228	2,049,728
2.50%, due 5/1/52	1,007,170	852,700
4.00%, due 8/1/48	187,946	180,492
4.00%, due 2/1/49	76,681	72,952
4.00%, due 6/1/52	283,434	268,479
4.00%, due 6/1/52	493,218	466,149
4.00%, due 5/1/53	446,822	421,768
4.50%, due 1/1/54	654,623	636,347
5.00%, due 11/1/52	1,909,150	1,906,030
5.50%, due 2/1/53	154,991	156,981
5.50%, due 8/1/53	451,655	459,594
5.50%, due 4/1/54	585,834	594,627
5.50%, due 5/1/54	491,201	496,015
6.00%, due 9/1/53	431,288	443,021
6.00%, due 9/1/53	721,715	739,405
6.00%, due 11/1/53	44,560	45,746
6.00%, due 9/1/54	932,176	952,656
		14,148,857
Government National Mortgage Association (Mortgage Pass-Through Security) 0.4%
GNMA II, Single Family, 30 Year
3.00%, due 10/20/51	2,253,632	2,013,768
United States Treasury Bonds 1.4%
U.S. Treasury Bonds
4.75%, due 8/15/55	1,850,000	1,856,359
4.875%, due 8/15/45	5,745,000	5,873,365
		7,729,724
United States Treasury Notes 2.2%
U.S. Treasury Notes
3.875%, due 7/31/27	1,070,000	1,074,389
3.875%, due 7/15/28	160,000	161,037
3.875%, due 7/31/30	4,905,000	4,934,507
4.00%, due 7/31/32	2,340,000	2,350,969
4.25%, due 8/15/35 (f)	3,595,000	3,624,209
		12,145,111
Total U.S. Government & Federal Agencies (Cost $42,409,741)		42,750,657
Total Long-Term Bonds (Cost $204,087,281)		203,966,103

	Shares	Value

Common Stocks 59.8%
Aerospace & Defense 1.9%
BAE Systems plc (United Kingdom)	101,567	$ 2,814,406
General Dynamics Corp.	5,856	1,996,896
Lockheed Martin Corp.	4,843	2,417,674
RTX Corp.	18,817	3,148,649
		10,377,625
Air Freight & Logistics 0.7%
Deutsche Post AG (Germany)	50,067	2,232,990
United Parcel Service, Inc., Class B	20,402	1,704,179
		3,937,169
Automobile Components 0.7%
Cie Generale des Etablissements Michelin SCA (France)	47,905	1,720,714
NHK Spring Co. Ltd. (Japan)	153,700	2,308,791
		4,029,505
Automobiles 0.4%
Toyota Motor Corp. (Japan)	103,100	1,973,092
Banks 4.2%
Bank of America Corp.	77,039	3,974,442
BAWAG Group AG (Austria) (a)	18,910	2,498,919
Columbia Banking System, Inc.	73,972	1,904,039
JPMorgan Chase & Co.	14,126	4,455,764
Lloyds Banking Group plc (United Kingdom)	1,792,962	2,019,682
Regions Financial Corp.	72,116	1,901,699
Royal Bank of Canada (Canada)	15,937	2,348,924
Truist Financial Corp.	39,525	1,807,083
U.S. Bancorp	53,475	2,584,447
		23,494,999
Beverages 1.5%
Coca-Cola Co. (The)	37,658	2,497,478
Coca-Cola Europacific Partners plc (United Kingdom)	43,449	3,928,224
PepsiCo, Inc.	14,215	1,996,355
		8,422,057
Biotechnology 1.2%
AbbVie, Inc.	28,786	6,665,110
Capital Markets 1.3%
BlackRock, Inc.	1,713	1,997,136
Lazard, Inc.	67,313	3,552,780
Schroders plc (United Kingdom)	342,866	1,736,835
		7,286,751
Chemicals 1.4%
Linde plc	6,523	3,098,425
LyondellBasell Industries NV, Class A	36,388	1,784,468

	Shares	Value
Common Stocks
Chemicals
Nutrien Ltd. (Canada)	45,865	$ 2,692,734
		7,575,627
Commercial Services & Supplies 0.0% ‡
Quad/Graphics, Inc.	6	38
Communications Equipment 1.2%
Cisco Systems, Inc.	93,054	6,366,755
Construction & Engineering 0.4%
Vinci SA (France)	15,301	2,130,490
Consumer Staples Distribution & Retail 0.7%
Walmart, Inc.	35,524	3,661,103
Diversified Telecommunication Services 2.7%
AT&T, Inc.	135,637	3,830,389
Deutsche Telekom AG (Registered) (Germany)	110,714	3,772,085
Infrastrutture Wireless Italiane SpA (Italy)	172,605	2,028,378
Orange SA (France)	182,033	2,953,089
Verizon Communications, Inc.	58,705	2,580,085
		15,164,026
Electric Utilities 2.8%
American Electric Power Co., Inc.	29,130	3,277,125
Duke Energy Corp.	15,854	1,961,932
Entergy Corp.	40,682	3,791,156
NextEra Energy, Inc.	42,744	3,226,745
Pinnacle West Capital Corp.	18,867	1,691,615
Terna - Rete Elettrica Nazionale (Italy)	164,870	1,674,820
		15,623,393
Electrical Equipment 0.9%
Eaton Corp. plc	6,325	2,367,131
Emerson Electric Co.	18,615	2,441,916
		4,809,047
Food Products 1.2%
McCormick & Co., Inc. (Non-Voting)	35,288	2,361,120
Mondelez International, Inc., Class A	44,641	2,788,723
Nestle SA (Registered)	18,750	1,722,341
		6,872,184
Gas Utilities 0.4%
Snam SpA (Italy)	394,292	2,369,205

	Shares	Value
Common Stocks
Health Care Equipment & Supplies 0.6%
Medtronic plc	35,333	$ 3,365,115
Health Care Providers & Services 0.9%
CVS Health Corp.	66,078	4,981,620
Hotels, Restaurants & Leisure 1.4%
McDonald's Corp.	9,659	2,935,274
Restaurant Brands International, Inc. (Canada)	49,403	3,168,708
Vail Resorts, Inc. (f)	10,853	1,623,283
		7,727,265
Industrial Conglomerates 0.8%
Honeywell International, Inc.	7,819	1,645,900
Siemens AG (Registered) (Germany)	10,701	2,887,322
		4,533,222
Industrial REITs 0.3%
Segro plc (United Kingdom)	199,470	1,765,038
Insurance 3.3%
AIA Group Ltd. (Hong Kong)	293,000	2,808,475
Allianz SE (Registered) (Germany)	6,948	2,920,538
AXA SA (France)	55,211	2,643,550
Manulife Financial Corp. (Canada)	133,899	4,171,776
MetLife, Inc.	48,843	4,023,198
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Germany)	2,657	1,697,705
		18,265,242
Interactive Media & Services 0.9%
Alphabet, Inc., Class C	9,550	2,325,903
Meta Platforms, Inc., Class A	3,780	2,775,956
		5,101,859
IT Services 1.2%
International Business Machines Corp.	22,790	6,430,426
Leisure Products 0.6%
Hasbro, Inc.	46,714	3,543,257
Machinery 1.1%
Cummins, Inc.	8,351	3,527,212
Toro Co. (The)	34,947	2,662,961
		6,190,173
Media 0.3%
Omnicom Group, Inc.	23,783	1,939,028

	Shares	Value
Common Stocks
Multi-Utilities 1.0%
NiSource, Inc.	66,508	$ 2,879,796
WEC Energy Group, Inc.	21,167	2,425,527
		5,305,323
Oil, Gas & Consumable Fuels 1.3%
Chevron Corp.	11,513	1,787,854
Equinor ASA (Norway)	68,216	1,668,560
MPLX LP	36,731	1,834,713
TotalEnergies SE (France)	29,475	1,798,592
		7,089,719
Personal Care Products 0.4%
Unilever plc (United Kingdom)	33,551	1,983,272
Pharmaceuticals 5.0%
Astellas Pharma, Inc. (Japan) (f)	181,900	1,983,825
AstraZeneca plc, Sponsored ADR (United Kingdom)	41,179	3,159,253
Bristol-Myers Squibb Co.	38,452	1,734,185
Eli Lilly & Co.	2,917	2,225,671
GSK plc	118,254	2,542,502
Johnson & Johnson	14,801	2,744,401
Merck & Co., Inc.	21,702	1,821,449
Novartis AG (Registered)	30,013	3,859,388
Pfizer, Inc.	72,513	1,847,631
Roche Holding AG	5,743	1,890,201
Sanofi SA (France)	38,185	3,609,407
		27,417,913
Professional Services 0.4%
Paychex, Inc.	16,729	2,120,568
Retail REITs 0.3%
Realty Income Corp.	30,859	1,875,919
Semiconductors & Semiconductor Equipment 5.5%
Analog Devices, Inc.	17,877	4,392,379
Broadcom, Inc.	22,327	7,365,900
KLA Corp.	4,055	4,373,723
Microchip Technology, Inc.	57,208	3,673,898
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Taiwan)	22,516	6,288,494
Texas Instruments, Inc.	22,127	4,065,394
		30,159,788
Software 1.5%
Microsoft Corp.	15,535	8,046,353

	Shares	Value
Common Stocks
Specialized REITs 1.0%
Iron Mountain, Inc.	34,313	$ 3,497,867
VICI Properties, Inc.	59,707	1,947,045
		5,444,912
Specialty Retail 0.9%
Best Buy Co., Inc.	26,093	1,973,153
Home Depot, Inc. (The)	7,015	2,842,408
		4,815,561
Technology Hardware, Storage & Peripherals 4.4%
Apple, Inc.	15,631	3,980,122
Dell Technologies, Inc., Class C	44,157	6,260,138
Hewlett Packard Enterprise Co.	254,466	6,249,685
NetApp, Inc.	27,725	3,284,303
Samsung Electronics Co. Ltd., GDR (Republic of Korea)	2,988	4,488,508
		24,262,756
Tobacco 1.4%
Imperial Brands plc (United Kingdom)	86,292	3,665,660
Philip Morris International, Inc.	24,751	4,014,612
		7,680,272
Trading Companies & Distributors 0.7%
MSC Industrial Direct Co., Inc., Class A	39,579	3,646,809
Water Utilities 0.3%
Essential Utilities, Inc.	48,422	1,932,038
Wireless Telecommunication Services 0.7%
Rogers Communications, Inc., Class B (Canada)	52,898	1,821,042
SK Telecom Co. Ltd. (Republic of Korea)	54,237	2,098,802
		3,919,844
Total Common Stocks (Cost $252,104,501)		330,301,468
Short-Term Investments 2.9%
Affiliated Investment Company 2.1%
NYLI U.S. Government Liquidity Fund, 4.027% (k)	11,549,434	11,549,434
Unaffiliated Investment Company 0.7%
Invesco Government & Agency Portfolio, 4.131% (k)(l)	3,840,427	3,840,427

	Principal Amount	Value

U.S. Treasury Debt 0.1%
U.S. Treasury Bills
4.27%, due 10/2/25 (m)	$ 975,000	$ 974,891
Total Short-Term Investments (Cost $16,364,746)		16,364,752
Total Investments (Cost $472,556,528)	99.6%	550,632,323
Other Assets, Less Liabilities	0.4	2,020,397
Net Assets	100.0%	$ 552,652,720

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of September 30, 2025.
(c)	Step coupon—Rate shown was the rate in effect as of September 30, 2025.
(d)	Fixed to floating rate—Rate shown was the rate in effect as of September 30, 2025.
(e)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	All or a portion of this security was held on loan. As of September 30, 2025, the aggregate market value of securities on loan was $7,046,140; the total market value of collateral held by the Portfolio was $7,239,138. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $3,398,711. The Portfolio received cash collateral with a value of $3,840,427.
(g)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(h)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(i)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of September 30, 2025.
(j)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of September 30, 2025.
(k)	Current yield as of September 30, 2025.
(l)	Represents a security purchased with cash collateral received for securities on loan.
(m)	Interest rate shown represents yield to maturity.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 6,744	$ 96,853	$ (92,048)	$ —	$ —	$ 11,549	$ 224	$ —	11,549

Foreign Currency Forward Contracts
As of September 30, 2025, the Portfolio held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	9,875,000	USD	6,391,092	JPMorgan Chase Bank N.A.	11/4/25	$ 146,415
EUR	6,157,853	USD	7,112,546	JPMorgan Chase Bank N.A.	11/4/25	132,306
JPY	175,302,000	USD	1,189,036	JPMorgan Chase Bank N.A.	11/4/25	798
USD	5,364,128	JPY	784,628,000	JPMorgan Chase Bank N.A.	11/4/25	38,589
Total Unrealized Appreciation						318,108
USD	8,821,855	EUR	7,531,000	JPMorgan Chase Bank N.A.	11/4/25	(38,536)
USD	5,944,430	GBP	4,470,000	JPMorgan Chase Bank N.A.	11/4/25	(68,323)
Total Unrealized Depreciation						(106,859)
Net Unrealized Appreciation						$ 211,249

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Portfolio would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.
Futures Contracts
As of September 30, 2025, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
Euro STOXX 50 Index	80	December 2025	$ 5,114,959	$ 5,204,329	$ 89,370
Long Gilt	132	December 2025	16,055,228	16,126,535	71,307
S&P 500 E-Mini Index	83	December 2025	27,579,627	27,965,813	386,186
U.S. Treasury 5 Year Notes	147	December 2025	16,039,428	16,051,711	12,283
U.S. Treasury 10 Year Notes	63	December 2025	7,075,521	7,087,500	11,979
U.S. Treasury 10 Year Ultra Bonds	27	December 2025	3,084,601	3,107,109	22,508
U.S. Treasury Long Bonds	55	December 2025	6,276,959	6,412,656	135,697
U.S. Treasury Ultra Bonds	78	December 2025	9,137,224	9,364,875	227,651
Yen Denominated Nikkei 225 Index	92	December 2025	13,268,522	13,952,260	683,738
Total Long Contracts					1,640,719
Short Contracts
Canada 5 Year Bonds	(61)	December 2025	(4,994,814)	(5,054,624)	(59,810)
Euro-OAT	(138)	December 2025	(19,432,291)	(19,660,994)	(228,703)
FTSE 100 Index	(71)	December 2025	(8,919,724)	(8,983,024)	(63,300)
U.S. Treasury 2 Year Notes	(43)	December 2025	(8,957,600)	(8,961,133)	(3,533)
Total Short Contracts					(355,346)
Net Unrealized Appreciation					$ 1,285,373

1.	As of September 30, 2025, cash in the amount of $5,623,263 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2025.
Abbreviation(s):
ADR—American Depositary Receipt
AUD—Australia Dollar
CLO—Collateralized Loan Obligation
EUR—Euro
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association

FTSE—Financial Times Stock Exchange
GBP—British Pound Sterling
GDR—Global Depositary Receipt
GNMA—Government National Mortgage Association
JPY—Japanese Yen
OAT—Obligations assimilables du Trésor
REIT—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
STACR—Structured Agency Credit Risk
UMBS—Uniform Mortgage Backed Securities
USD—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 23,004,484	$ —	$ 23,004,484
Corporate Bonds	—	64,213,822	—	64,213,822
Foreign Government Bonds	—	3,125,780	—	3,125,780
Loan Assignments	—	2,088,163	—	2,088,163
Mortgage-Backed Securities	—	68,783,197	—	68,783,197
U.S. Government & Federal Agencies	—	42,750,657	—	42,750,657
Total Long-Term Bonds	—	203,966,103	—	203,966,103
Common Stocks
Aerospace & Defense	7,563,219	2,814,406	—	10,377,625
Air Freight & Logistics	1,704,179	2,232,990	—	3,937,169
Automobile Components	—	4,029,505	—	4,029,505
Automobiles	—	1,973,092	—	1,973,092
Banks	18,976,398	4,518,601	—	23,494,999
Capital Markets	5,549,916	1,736,835	—	7,286,751
Construction & Engineering	—	2,130,490	—	2,130,490
Diversified Telecommunication Services	6,410,474	8,753,552	—	15,164,026
Electric Utilities	13,948,573	1,674,820	—	15,623,393
Food Products	5,149,843	1,722,341	—	6,872,184
Gas Utilities	—	2,369,205	—	2,369,205
Industrial Conglomerates	1,645,900	2,887,322	—	4,533,222
Industrial REITs	—	1,765,038	—	1,765,038
Insurance	8,194,974	10,070,268	—	18,265,242
Oil, Gas & Consumable Fuels	3,622,567	3,467,152	—	7,089,719
Personal Care Products	—	1,983,272	—	1,983,272
Pharmaceuticals	13,532,590	13,885,323	—	27,417,913
Technology Hardware, Storage & Peripherals	19,774,248	4,488,508	—	24,262,756
Tobacco	4,014,612	3,665,660	—	7,680,272
Wireless Telecommunication Services	1,821,042	2,098,802	—	3,919,844
All Other Industries	140,125,751	—	—	140,125,751
Total Common Stocks	252,034,286	78,267,182	—	330,301,468
Short-Term Investments
Affiliated Investment Company	11,549,434	—	—	11,549,434
Unaffiliated Investment Company	3,840,427	—	—	3,840,427
U.S. Treasury Debt	—	974,891	—	974,891
Total Short-Term Investments	15,389,861	974,891	—	16,364,752
Total Investments in Securities	267,424,147	283,208,176	—	550,632,323
Other Financial Instruments (b)
Foreign Currency Forward Contracts	—	318,108	—	318,108
Futures Contracts	1,640,719	—	—	1,640,719
Total Other Financial Instruments	1,640,719	318,108	—	1,958,827
Total Investments in Securities and Other Financial Instruments	$ 269,064,866	$ 283,526,284	$ —	$ 552,591,150
Liability Valuation Inputs
Other Financial Instruments (b)
Foreign Currency Forward Contracts	$ —	$ (106,859)	$ —	$ (106,859)
Futures Contracts	(355,346)	—	—	(355,346)
Total Other Financial Instruments	$ (355,346)	$ (106,859)	$ —	$ (462,205)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI VP Hedge Multi-Strategy Portfolio
Portfolio of Investments September 30, 2025†^(Unaudited)
	Shares	Value
Exchange-Traded Funds 99.8%
Alternative 8.6%
Affiliated Investment Company 2.9%
NYLI Merger Arbitrage ETF (a)	171,273	$ 6,148,701
Derivative Income Funds 1.4%
JPMorgan Equity Premium Income ETF	52,607	3,003,860
JPMorgan Nasdaq Equity Premium Income ETF	22	1,265
		3,005,125
Managed Futures Funds 3.2%
iMGP DBi Managed Futures Strategy ETF	128,128	3,499,176
Simplify Managed Futures Strategy ETF	111,816	3,127,493
		6,626,669
Merger Arbitrage Fund 1.1%
AltShares Merger Arbitrage ETF	80,596	2,336,478
Total Alternative (Cost $17,117,566)		18,116,973
Bonds 56.8%
Bank Loan Fund 9.2%
Franklin Senior Loan ETF	805,604	19,350,608
Convertible Bond Funds 8.0%
iShares Convertible Bond ETF	67,901	6,793,495
SPDR Bloomberg Convertible Securities ETF (b)	112,408	10,172,924
		16,966,419
Floating Rate—Investment Grade Funds 21.5%
iShares Floating Rate Bond ETF (b)(c)	681,525	34,815,705
SPDR Bloomberg Investment Grade Floating Rate ETF	347,470	10,722,924
		45,538,629
Municipal Bond Funds 9.3%
iShares National Muni Bond ETF (b)	93,033	9,907,084
Vanguard Tax-Exempt Bond Index ETF (b)	193,247	9,675,878
		19,582,962
Short Duration Fund 5.1%
Vanguard Short-Term Treasury ETF (b)	181,726	10,694,575
Treasury Inflation Protected Security Funds 3.7%
iShares 0-5 Year TIPS Bond ETF	34,343	3,549,692
Vanguard Short-Term Inflation-Protected Securities ETF	84,865	4,296,715
		7,846,407
Total Bonds (Cost $115,093,245)		119,979,600

	Shares	Value
Commodities 4.2%
Agriculture Fund 2.2%
Invesco DB Agriculture Fund	172,848	$ 4,625,412
Broad Funds 2.0%
abrdn Bloomberg All Commodity Strategy K-1 Free ETF	53,930	1,161,652
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	237,115	3,184,455
		4,346,107
Total Commodities (Cost $8,472,992)		8,971,519
Equities 30.2%
China Equity Funds 1.4%
iShares MSCI China ETF (b)	33,626	2,214,272
Xtrackers Harvest CSI 300 China A-Shares ETF (b)	20,198	666,130
		2,880,402
Emerging Equity Funds 4.3%
Franklin FTSE India ETF	82,952	3,093,280
iShares MSCI Emerging Markets ex China ETF	86,869	5,864,526
		8,957,806
International Equity Core Fund 6.8%
Vanguard FTSE Developed Markets ETF	240,995	14,440,421
U.S. Large Cap Core Funds 4.5%
Communication Services Select Sector SPDR Fund (b)	29,188	3,454,984
Financial Select Sector SPDR Fund	33,285	1,793,063
Industrial Select Sector SPDR Fund	4,746	731,976
iShares Semiconductor ETF	3,044	825,289
Materials Select Sector SPDR Fund	30,481	2,731,707
		9,537,019
U.S. Momentum Funds 4.7%
iShares MSCI USA Momentum Factor ETF (b)	33,675	8,635,954
iShares MSCI USA Quality Factor ETF	6,290	1,223,405
		9,859,359
U.S. Preferred Fund 3.7%
Global X U.S. Preferred ETF (b)	406,273	7,893,884
U.S. Small Cap Core Funds 4.8%
iShares Core S&P Small-Cap ETF	85,964	10,215,102
Total Equities (Cost $55,455,908)		63,783,993
Total Exchange-Traded Funds (Cost $196,139,711)		210,852,085

	Shares	Value
Short-Term Investments 10.8%
Affiliated Investment Company 0.2%
NYLI U.S. Government Liquidity Fund, 4.03% (d)	362,171	$ 362,171
Unaffiliated Investment Companies 10.6%
BlackRock Liquidity FedFund, 4.13% (d)(e)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, 4.13% (d)(e)	21,444,999	21,444,999
Total Unaffiliated Investment Companies (Cost $22,444,999)		22,444,999
Total Short-Term Investments (Cost $22,807,170)		22,807,170
Total Investments (Cost $218,946,881)	110.6%	233,659,255
Other Assets, Less Liabilities	(10.6)	(22,354,965)
Net Assets	100.0%	$ 211,304,290

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of September 30, 2025, the aggregate market value of securities on loan was $33,635,175; the total market value of collateral held by the Portfolio was $34,412,966. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $11,967,967. The Portfolio received cash collateral with a value of $22,444,999.
(c)	Represents a security, or portion thereof, which was maintained at the broker as collateral for swaps contracts.
(d)	Current yield as of September 30, 2025.
(e)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI Merger Arbitrage ETF	$ 9,101	$ 216	$ (3,716)	$ 264	$ 284	$ 6,149	$ —	$ —	171
NYLI U.S. Government Liquidity Fund	1,246	28,685	(29,569)	—	—	362	23	—	362
	$10,347	$28,901	$(33,285)	$264	$284	$6,511	$23	$—

Swap Contracts
Open OTC total return equity swap contracts as of September 30, 2025 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Bank of America Merrill Lynch	abrdn Bloomberg All Commodity Strategy K-1 Free ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	67	$ —
Morgan Stanley & Co.	abrdn Bloomberg All Commodity Strategy K-1 Free ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	67	—
Bank of America Merrill Lynch	abrdn Physical Silver Shares ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	(102)	—
Morgan Stanley & Co.	abrdn Physical Silver Shares ETF	Federal Fund Rate minus 2.29%	10/1/2027	Monthly	(102)	—
Bank of America Merrill Lynch	AltShares Merger Arbitrage ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	137	—
Morgan Stanley & Co.	AltShares Merger Arbitrage ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	137	—
Bank of America Merrill Lynch	Communication Services Select Sector SPDR Fund	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	193	—
Morgan Stanley & Co.	Communication Services Select Sector SPDR Fund	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	193	—
Bank of America Merrill Lynch	Financial Select Sector SPDR Fund	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	105	—
Morgan Stanley & Co.	Financial Select Sector SPDR Fund	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	105	—
Bank of America Merrill Lynch	Franklin FTSE India ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	181	—
Morgan Stanley & Co.	Franklin FTSE India ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	181	—
Bank of America Merrill Lynch	Franklin Senior Loan ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	1,089	—
Morgan Stanley & Co.	Franklin Senior Loan ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	1,089	—
Bank of America Merrill Lynch	Global X U.S. Preferred ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	440	—
Morgan Stanley & Co.	Global X U.S. Preferred ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	440	—
Bank of America Merrill Lynch	iMGP DBi Managed Futures Strategy ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	195	—
Morgan Stanley & Co.	iMGP DBi Managed Futures Strategy ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	195	—
Bank of America Merrill Lynch	Invesco CurrencyShares Euro Currency Trust	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	(5,097)	—
Morgan Stanley & Co.	Invesco CurrencyShares Euro Currency Trust	Federal Fund Rate minus 6.00%	10/1/2027	Monthly	(5,097)	—
Bank of America Merrill Lynch	Invesco DB Agriculture Fund	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	258	—
Morgan Stanley & Co.	Invesco DB Agriculture Fund	Federal Fund Rate plus 1.60%	10/1/2027	Monthly	258	—
Bank of America Merrill Lynch	Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	184	—
Morgan Stanley & Co.	Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	187	—
Bank of America Merrill Lynch	iShares 0-5 Year TIPS Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	198	—
Morgan Stanley & Co.	iShares 0-5 Year TIPS Bond ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	198	—
Bank of America Merrill Lynch	iShares 7-10 Year Treasury Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	(1,718)	—
Morgan Stanley & Co.	iShares 7-10 Year Treasury Bond ETF	Federal Fund Rate minus 0.35%	10/1/2027	Monthly	(1,718)	—
Bank of America Merrill Lynch	iShares Convertible Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	379	—

Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Morgan Stanley & Co.	iShares Convertible Bond ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	379	$ —
Bank of America Merrill Lynch	iShares Core S&P Small-Cap ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	576	—
Morgan Stanley & Co.	iShares Core S&P Small-Cap ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	570	—
Bank of America Merrill Lynch	iShares Floating Rate Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	1,959	—
Morgan Stanley & Co.	iShares Floating Rate Bond ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	1,959	—
Bank of America Merrill Lynch	iShares International Treasury Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	(747)	—
Morgan Stanley & Co.	iShares International Treasury Bond ETF	Federal Fund Rate minus 14.50%	10/1/2027	Monthly	(747)	—
Bank of America Merrill Lynch	iShares MSCI China ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	130	—
Morgan Stanley & Co.	iShares MSCI China ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	130	—
Bank of America Merrill Lynch	iShares MSCI Emerging Markets ex China ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	327	—
Morgan Stanley & Co.	iShares MSCI Emerging Markets ex China ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	327	—
Bank of America Merrill Lynch	iShares MSCI USA Momentum Factor ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	482	—
Morgan Stanley & Co.	iShares MSCI USA Momentum Factor ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	482	—
Bank of America Merrill Lynch	iShares MSCI USA Quality Factor ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	72	—
Morgan Stanley & Co.	iShares MSCI USA Quality Factor ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	72	—
Bank of America Merrill Lynch	iShares National Muni Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	552	—
Morgan Stanley & Co.	iShares National Muni Bond ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	552	—
Bank of America Merrill Lynch	iShares Semiconductor ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	48	—
Morgan Stanley & Co.	iShares Semiconductor ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	48	—
Bank of America Merrill Lynch	JPMorgan Equity Premium Income ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	176	—
Morgan Stanley & Co.	JPMorgan Equity Premium Income ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	176	—
Bank of America Merrill Lynch	JPMorgan Nasdaq Equity Premium Income ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	—‡	—
Morgan Stanley & Co.	JPMorgan Nasdaq Equity Premium Income ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	—‡	—
Bank of America Merrill Lynch	Materials Select Sector SPDR Fund	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	160	—
Morgan Stanley & Co.	Materials Select Sector SPDR Fund	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	160	—
Bank of America Merrill Lynch	NYLI Merger Arbitrage ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	343	—
Morgan Stanley & Co.	NYLI Merger Arbitrage ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	343	—
Bank of America Merrill Lynch	Simplify Managed Futures Strategy ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	183	—
Morgan Stanley & Co.	Simplify Managed Futures Strategy ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	183	—
Bank of America Merrill Lynch	SPDR Bloomberg Convertible Securities ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	572	—

Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Morgan Stanley & Co.	SPDR Bloomberg Convertible Securities ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	572	$ —
Bank of America Merrill Lynch	SPDR Bloomberg International Treasury Bond ETF	Federal Funds Composite Interest Rate	3/2/26	Monthly	(930)	—
Morgan Stanley & Co.	SPDR Bloomberg International Treasury Bond ETF	Federal Fund Rate minus 2.34%	10/1/2027	Monthly	(930)	—
Bank of America Merrill Lynch	SPDR Bloomberg Investment Grade Floating Rate ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	603	—
Morgan Stanley & Co.	SPDR Bloomberg Investment Grade Floating Rate ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	603	—
Bank of America Merrill Lynch	The Health Care Select Sector SPDR Fund	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	(1,734)	—
Morgan Stanley & Co.	The Health Care Select Sector SPDR Fund	Federal Fund Rate minus 0.10%	10/1/2027	Monthly	(1,734)	—
Bank of America Merrill Lynch	The Industrial Select Sector SPDR Fund	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	42	—
Morgan Stanley & Co.	The Industrial Select Sector SPDR Fund	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	42	—
Bank of America Merrill Lynch	United States Natural Gas Fund LP	Federal Funds Composite Interest Rate	3/2/26	Monthly	(299)	—
Morgan Stanley & Co.	United States Natural Gas Fund LP	Federal Fund Rate minus 1.44%	10/1/2027	Monthly	(299)	—
Bank of America Merrill Lynch	Vanguard FTSE Developed Markets ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	805	—
Morgan Stanley & Co.	Vanguard FTSE Developed Markets ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	805	—
Bank of America Merrill Lynch	Vanguard Mid-Cap ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	(1,189)	—
Morgan Stanley & Co.	Vanguard Mid-Cap ETF	Federal Fund Rate minus 0.35%	10/1/2027	Monthly	(1,183)	—
Bank of America Merrill Lynch	Vanguard Short-Term Inflation-Protected Securities ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	240	—
Morgan Stanley & Co.	Vanguard Short-Term Inflation-Protected Securities ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	240	—
Bank of America Merrill Lynch	Vanguard Short-Term Treasury ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	596	—
Morgan Stanley & Co.	Vanguard Short-Term Treasury ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	606	—
Bank of America Merrill Lynch	Vanguard Tax-Exempt Bond Index ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	540	—
Morgan Stanley & Co.	Vanguard Tax-Exempt Bond Index ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	540	—
Bank of America Merrill Lynch	Xtrackers Harvest CSI 300 China A-Shares ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	38	—
Morgan Stanley & Co.	Xtrackers Harvest CSI 300 China A-Shares ETF	Federal Fund Rate plus 0.50%	10/1/2027	Monthly	38	—
						$ —
‡ Less than $500.

1.	As of September 30, 2025, cash in the amount $450,000 was pledged to brokers for OTC swap contracts.
2.	Portfolio pays or receives the floating rate and receives or pays the total return of the referenced entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of September 30, 2025.

Abbreviation(s):
DB—Deutsche Bank
ETF—Exchange-Traded Fund
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
SPDR—Standard & Poor’s Depositary Receipt
TIPS—Treasury Inflation-Protected Security
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Exchange-Traded Funds	$ 210,852,085	$ —	$ —	$ 210,852,085
Short-Term Investments
Affiliated Investment Company	362,171	—	—	362,171
Unaffiliated Investment Companies	22,444,999	—	—	22,444,999
Total Short-Term Investments	22,807,170	—	—	22,807,170
Total Investments in Securities	$ 233,659,255	$ —	$ —	$ 233,659,255

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI VP Janus Henderson Balanced Portfolio
Portfolio of Investments September 30, 2025†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 35.4%
Asset-Backed Securities 5.2%
Automobile Asset-Backed Securities 0.0% ‡
Arivo Acceptance Auto Loan Receivables Trust
Series 2022-1A, Class A
3.93%, due 5/15/28 (a)	$ 5,526	$ 5,526
Huntington Bank Auto Credit-Linked Notes
Series 2024-2, Class B1
5.442%, due 10/20/32 (a)	446,090	450,421
LAD Auto Receivables Trust
Series 2022-1A, Class A
5.21%, due 6/15/27 (a)	12,902	12,906
Lendbuzz Securitization Trust (a)
Series 2022-1A, Class A
4.22%, due 5/17/27	135,882	135,693
Series 2023-1A, Class A2
6.92%, due 8/15/28	151,814	153,923
Santander Bank Auto Credit-Linked Notes
Series 2022-B, Class A2
5.587%, due 8/16/32 (a)	67,981	68,326
		826,795
Home Equity Asset-Backed Securities 1.1%
COOPR Residential Mortgage Trust (a)(b)
Series 2025-CES3, Class A1A
4.84%, due 9/25/60	986,000	984,176
Series 2025-CES2, Class A1A
5.502%, due 6/25/60	416,016	419,982
EFMT
Series 2025-CES1, Class A1A
5.726%, due 1/25/60 (a)(b)	446,980	452,357
FIGRE Trust (a)(c)
Series 2024-HE4, Class A
5.056%, due 9/25/54	664,237	666,670
Series 2025-HE5, Class A
5.285%, due 8/25/55	648,910	651,361
Series 2025-HE4, Class A
5.408%, due 7/25/55	580,728	585,073
Series 2025-HE3, Class A
5.56%, due 5/25/55	907,915	919,098
Series 2025-HE2, Class A
5.775%, due 3/25/55	791,579	802,406
Series 2024-HE3, Class A
5.937%, due 7/25/54	349,312	356,162
Series 2024-HE1, Class A
6.165%, due 3/25/54	549,847	562,012
Series 2024-HE2, Class A
6.38%, due 5/25/54	453,347	464,963

	Principal Amount	Value
Asset-Backed Securities
Home Equity Asset-Backed Securities
GS Mortgage Backed Securities Trust
Series 2025-CES2, Class A1
5.18%, due 9/25/55 (a)(b)	$ 1,700,000	$ 1,700,017
RCKT Mortgage Trust (a)
Series 2025-CES9, Class A1A
4.795%, due 9/25/55 (b)	792,000	791,769
Series 2025-CES8, Class A1A
5.148%, due 8/25/55 (c)	1,136,982	1,143,424
Series 2024-CES7, Class A1A
5.158%, due 10/25/44 (b)	1,452,370	1,455,833
Series 2024-CES6, Class A1A
5.344%, due 9/25/44 (b)	916,377	919,546
Series 2025-CES7, Class A1A
5.377%, due 7/25/55 (b)	657,520	663,532
Series 2025-CES6, Class A1A
5.472%, due 6/25/55 (b)	453,127	457,663
Series 2025-CES2, Class A1A
5.503%, due 2/25/55 (b)	810,237	817,532
Series 2025-CES3, Class A1A
5.553%, due 3/25/55 (b)	458,284	463,682
Series 2024-CES9, Class A1A
5.582%, due 12/25/44 (b)	803,751	812,287
Series 2024-CES5, Class A1A
5.846%, due 8/25/44 (b)	1,160,693	1,172,974
Series 2024-CES1, Class A1A
6.025%, due 2/25/44 (c)	574,937	580,760
Series 2024-CES2, Class A1A
6.141%, due 4/25/44 (c)	1,224,936	1,239,684
Saluda Grade Alternative Mortgage Trust (a)(c)
Series 2024-FIG5, Class A
6.255%, due 4/25/54	565,596	578,567
Series 2024-CES1, Class A1
6.306%, due 3/25/54	445,522	450,236
Series 2023-FIG4, Class A
6.718%, due 11/25/53	714,207	739,886
Series 2023-FIG3, Class A
7.067%, due 8/25/53	1,337,540	1,379,571
		22,231,223
Other Asset-Backed Securities 4.1%
AGL CLO 26 Ltd.
Series 2023-26A, Class A1R
5.555% (3 Month SOFR + 1.28%), due 10/21/38 (a)(d)	2,750,000	2,761,110
American Tower Trust #1
5.49%, due 3/15/28 (a)	2,081,000	2,118,652
Aqua Finance Trust
Series 2021-A, Class A
1.54%, due 7/17/46 (a)	116,456	107,942

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
ARES LIII CLO Ltd.
Series 2019-53A, Class A1R
5.599% (3 Month SOFR + 1.28%), due 10/24/36 (a)(d)	$ 1,974,000	$ 1,978,149
Bain Capital Credit CLO Ltd.
Series 2023-3A, Class A1R
5.514% (3 Month SOFR + 1.31%), due 10/24/38 (a)(d)	1,594,000	1,601,173
Ballyrock CLO 14 Ltd.
Series 2020-14A, Class A1BR
5.905% (3 Month SOFR + 1.58%), due 7/20/37 (a)(d)	345,453	345,797
Barings Loan Partners CLO Ltd. 5
Series LP-5A, Class A
5.545% (3 Month SOFR + 1.22%), due 1/20/35 (a)(d)	1,656,624	1,655,226
Bayview Opportunity Master Fund VII LLC
Series 2025-EDU1, Class B
6.033% (SOFR 30A + 1.70%), due 7/27/48 (a)(d)	486,000	486,000
Benefit Street Partners CLO 43 Ltd.
Series 2025-43A, Class A
5.187% (3 Month SOFR + 1.27%), due 10/20/38 (a)(d)	2,229,000	2,229,961
Benefit Street Partners CLO XV Ltd.
Series 2018-15A, Class A1R
5.708% (3 Month SOFR + 1.39%), due 7/15/37 (a)(d)	2,435,000	2,446,099
Carlyle U.S. CLO Ltd.
Series 2018-4A, Class A2R
5.882% (3 Month SOFR + 1.56%), due 10/17/37 (a)(d)	2,203,000	2,209,320
Carlyle US CLO Ltd.
Series 2023-2A, Class A1R
5.639% (3 Month SOFR + 1.32%), due 7/20/38 (a)(d)	2,448,000	2,460,987
CBAM Ltd. (a)(d)
Series 2019-11RA, Class A1
5.767% (3 Month SOFR + 1.442%), due 1/20/35	1,569,000	1,569,577
Series 2019-11RA, Class B
6.337% (3 Month SOFR + 2.012%), due 1/20/35	400,456	400,774
CBAMR Ltd.
Series 2018-5A, Class A1R
5.452% (3 Month SOFR + 1.34%), due 10/17/38 (a)(d)	1,090,000	1,093,910
CF Hippolyta Issuer LLC (a)
Series 2021-1A, Class A1
1.53%, due 3/15/61	947,469	788,786
Series 2020-1, Class A1
1.69%, due 7/15/60	609,405	523,444
Series 2021-1A, Class B1
1.98%, due 3/15/61	360,015	278,118
Series 2020-1, Class B1
2.28%, due 7/15/60	89,945	62,660
Series 2022-1A, Class A1
5.97%, due 8/15/62	1,030,998	996,548
Series 2022-1A, Class A2
6.11%, due 8/15/62	2,886,708	2,763,895

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
CIFC Funding Ltd.
Series 2019-7A, Class A1R
5.371% (3 Month SOFR + 1.28%), due 10/19/38 (a)(d)	$ 1,810,000	$ 1,815,598
Compass Datacenters Issuer II LLC
Series 2025-1A, Class A1
5.316%, due 5/25/50 (a)	2,780,000	2,814,758
Compass Datacenters Issuer III LLC (a)
Series 2025-1A, Class A2
5.656%, due 2/25/50	1,439,000	1,469,587
Series 2025-2A, Class A2
5.835%, due 2/25/50	896,000	920,388
CP EF Asset Securitization II LLC
Series 2023-1A, Class A
7.48%, due 3/15/32 (a)	181,553	183,199
CRB Securitization Trust
Series 2023-1, Class A
6.96%, due 10/20/33 (a)	11,267	11,284
CyrusOne Data Centers Issuer I LLC (a)
Series 2024-2A, Class A2
4.50%, due 5/20/49	227,000	223,198
Series 2024-3A, Class A2
4.65%, due 5/20/49	2,171,000	2,108,790
Series 2024-1A, Class A2
4.76%, due 3/22/49	618,025	611,493
Series 2023-1A, Class B
5.45%, due 4/20/48	285,484	280,213
Series 2023-2A, Class A2
5.56%, due 11/20/48	278,984	282,064
DB Master Finance LLC (a)
Series 2021-1A, Class A2II
2.493%, due 11/20/51	269,500	253,993
Series 2017-1A, Class A2II
4.03%, due 11/20/47	370,925	366,681
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A
1.76%, due 4/15/49 (a)	1,031,000	988,787
Elmwood CLO X Ltd.
Series 2021-3A, Class AR2
5.558% (3 Month SOFR + 1.30%), due 7/20/38 (a)(d)	1,636,000	1,640,070
GoldenTree Loan Management US CLO 17 Ltd.
Series 2023-17A, Class AR
5.605% (3 Month SOFR + 1.28%), due 1/20/39 (a)(d)	1,930,000	1,934,725
Gracie Point International Funding LLC
Series 2024-1A, Class A
6.055% (SOFR 90A + 1.70%), due 3/1/28 (a)(d)	482,000	482,937
Libra Solutions LLC
Series 2024-1A, Class A
5.88%, due 9/30/38 (a)(e)(f)	327,000	326,384

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
M&T Equipment Notes
Series 2023-1A, Class A3
5.74%, due 7/15/30 (a)	$ 237,801	$ 239,456
Madison Park Funding LV Ltd.
Series 2022-55A, Class A1R
5.689% (3 Month SOFR + 1.36%), due 7/18/37 (a)(d)	2,458,512	2,463,734
Madison Park Funding LXII Ltd.
Series 2022-62A, Class A1R2
5.623% (3 Month SOFR + 1.30%), due 7/16/38 (a)(d)	1,841,000	1,847,849
Madison Park Funding LXXIII Ltd.
Series 2025-73A, Class A1
5.263% (3 Month SOFR + 1.30%), due 10/17/38 (a)(d)	2,000,000	2,008,968
Madison Park Funding XXXIV Ltd.
Series 2019-34A, Class A2RR
5.918% (3 Month SOFR + 1.60%), due 10/16/37 (a)(d)	790,000	790,876
Magnetite 50 Ltd.
Series 2025-50A, Class A1
5.589% (3 Month SOFR + 1.28%), due 7/25/38 (a)(d)	1,393,000	1,398,476
Marlette Funding Trust
Series 2023-2A, Class B
6.54%, due 6/15/33 (a)	15,695	15,703
NetCredit Combined Receivables LLC
Series 2024-A, Class A
7.43%, due 10/21/30 (a)	196,888	198,604
Neuberger Berman CLO 32R Ltd.
Series 2019-32RA, Class A
5.639% (3 Month SOFR + 1.31%), due 7/20/39 (a)(d)	1,693,713	1,697,253
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class B1
2.41%, due 10/20/61 (a)	514,000	341,371
NRM FNT1 Excess LLC
Series 2024-FNT1, Class A
7.398%, due 11/25/31 (a)(b)	788,236	801,697
NRZ Excess Spread-Collateralized Notes (a)
Series 2021-FHT1, Class A
3.104%, due 7/25/26	224,615	221,021
Series 2020-PLS1, Class A
3.844%, due 12/25/25	101,059	100,698
Oak Street Investment Grade Net Lease Fund
Series 2020-1A, Class A1
1.85%, due 11/20/50 (a)	726,533	693,628
OCP CLO Ltd. (a)(d)
Series 2025-44A, Class A
5.562% (3 Month SOFR + 1.30%), due 10/24/38	900,000	901,625
Series 2020-8RA, Class AR
5.572% (3 Month SOFR + 1.25%), due 10/17/36	1,656,624	1,656,624
Series 2020-18A, Class A2R2
5.895% (3 Month SOFR + 1.57%), due 7/20/37	602,473	603,198

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Octagon Investment Partners 42 Ltd.
Series 2019-3A, Class A2RR
5.878% (3 Month SOFR + 1.56%), due 7/15/37 (a)(d)	$ 250,000	$ 250,452
OHA Credit Funding 7 Ltd.
Series 2020-7A, Class A1R2
5.544% (3 Month SOFR + 1.28%), due 7/19/38 (a)(d)	1,734,000	1,738,335
OHA Credit Funding 9 Ltd.
Series 2021-9A, Class A2R
5.905% (3 Month SOFR + 1.58%), due 10/19/37 (a)(d)	1,138,000	1,142,815
QTS Issuer ABS I LLC
Series 2025-1A, Class A2
5.439%, due 5/25/55 (a)	3,381,000	3,453,175
QTS Issuer ABS II LLC
Series 2025-1A, Class A2
5.044%, due 10/5/55 (a)	1,887,000	1,880,624
Regatta XXIII Funding Ltd. (a)(d)
Series 2021-4A, Class A1
5.737% (3 Month SOFR + 1.412%), due 1/20/35	1,413,000	1,412,999
Series 2021-4A, Class B
6.287% (3 Month SOFR + 1.962%), due 1/20/35	343,955	344,597
Sixth Street CLO IX Ltd.
Series 2017-9A, Class AR
5.705% (3 Month SOFR + 1.38%), due 7/21/37 (a)(d)	1,682,000	1,687,534
Taco Bell Funding LLC
Series 2021-1A, Class A2II
2.294%, due 8/25/51 (a)	371,385	343,246
Texas Debt Capital CLO Ltd.
Series 2023-2A, Class A1R
5.695% (3 Month SOFR + 1.37%), due 10/21/37 (a)(d)	1,703,000	1,709,368
Vantage Data Centers Issuer LLC
Series 2021-1A, Class A2
2.165%, due 10/15/46 (a)	3,200,644	3,116,564
Vantage Data Centers LLC
Series 2020-2A, Class A2
1.992%, due 9/15/45 (a)	705,000	667,757
Voya CLO Ltd.
Series 2024-4A, Class A2
5.875% (3 Month SOFR + 1.55%), due 7/20/37 (a)(d)	682,703	683,101
Wendy's Funding LLC (a)
Series 2021-1A, Class A2I
2.37%, due 6/15/51	243,020	225,690
Series 2021-1A, Class A2II
2.775%, due 6/15/51	611,838	548,325

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Westgate Resorts LLC
Series 2022-1A, Class A
1.788%, due 8/20/36 (a)	$ 53,099	$ 52,578
		80,830,218
Total Asset-Backed Securities (Cost $103,448,444)		103,888,236
Corporate Bonds 10.7%
Aerospace & Defense 0.1%
Embraer Netherlands Finance BV
5.40%, due 1/9/38 (g)	1,771,000	1,763,261
TransDigm, Inc. (a)
6.25%, due 1/31/34	211,000	216,996
6.75%, due 1/31/34	724,000	748,586
		2,728,843
Auto Manufacturers 0.1%
Ford Motor Credit Co. LLC
7.122%, due 11/7/33	715,000	764,246
General Motors Co.
6.25%, due 4/15/35	769,000	808,768
		1,573,014
Banks 2.4%
Bank of America Corp. (h)
Series FIX
5.162%, due 1/24/31	3,202,000	3,304,737
5.744%, due 2/12/36	5,301,000	5,507,573
5.872%, due 9/15/34	1,432,000	1,534,397
Bank of New York Mellon Corp. (The)
6.474%, due 10/25/34 (h)	1,448,000	1,613,915
Citigroup, Inc. (h)
3.887%, due 1/10/28	2,697,000	2,685,990
4.503%, due 9/11/31	682,000	682,369
5.174%, due 9/11/36	587,000	592,957
5.827%, due 2/13/35	3,543,000	3,674,627
Goldman Sachs Group, Inc. (The) (h)
5.207%, due 1/28/31	1,673,000	1,727,009
5.536%, due 1/28/36	1,479,000	1,543,845
JPMorgan Chase & Co.
5.14%, due 1/24/31 (h)	1,420,000	1,466,478
Morgan Stanley (h)
2.943%, due 1/21/33	1,445,000	1,313,727
5.32%, due 7/19/35	1,585,000	1,635,480
5.424%, due 7/21/34	1,150,000	1,198,186
National Australia Bank Ltd.
2.99%, due 5/21/31 (a)	2,068,000	1,886,268

	Principal Amount	Value
Corporate Bonds
Banks
PNC Financial Services Group, Inc. (The) (h)
5.222%, due 1/29/31	$ 500,000	$ 516,611
5.401%, due 7/23/35	1,586,000	1,641,732
5.575%, due 1/29/36	701,000	731,425
6.875%, due 10/20/34	1,424,000	1,613,325
Societe Generale SA (a)(d)
5.50% (1 Year Treasury Constant Maturity Rate + 1.20%), due 4/13/29	992,000	1,012,896
6.10% (1 Year Treasury Constant Maturity Rate + 1.60%), due 4/13/33	2,316,000	2,440,805
U.S. Bancorp
2.491% (5 Year Treasury Constant Maturity Rate + 0.95%), due 11/3/36 (d)	1,471,000	1,268,151
5.046%, due 2/12/31 (h)	1,401,000	1,436,911
5.384%, due 1/23/30 (h)	1,259,000	1,301,703
5.424%, due 2/12/36 (h)	1,541,000	1,595,618
Wells Fargo & Co.
5.244%, due 1/24/31 (h)	2,955,000	3,057,266
		46,984,001
Biotechnology 0.1%
Illumina, Inc.
5.80%, due 12/12/25	707,000	707,949
Royalty Pharma plc
3.55%, due 9/2/50	899,000	631,611
		1,339,560
Building Materials 0.1%
Quikrete Holdings, Inc.
6.375%, due 3/1/32 (a)	1,076,000	1,114,568
Chemicals 0.0% ‡
Qnity Electronics, Inc.
5.75%, due 8/15/32 (a)	700,000	705,339
Computers 0.2%
Booz Allen Hamilton, Inc.
5.95%, due 8/4/33	1,413,000	1,483,864
5.95%, due 4/15/35 (i)	2,394,000	2,495,761
CACI International, Inc.
6.375%, due 6/15/33 (a)	592,000	610,678
Western Digital Corp.
4.75%, due 2/15/26	293,000	292,829
		4,883,132
Distribution & Wholesale 0.0% ‡
LKQ Corp.
5.75%, due 6/15/28	780,000	806,209

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services 1.4%
American Express Co.
4.918%, due 7/20/33 (h)	$ 1,658,000	$ 1,686,863
Blue Owl Finance LLC
6.25%, due 4/18/34	1,451,000	1,521,698
Capital One Financial Corp. (h)
5.70%, due 2/1/30	329,000	341,573
5.884%, due 7/26/35	1,876,000	1,967,507
6.183%, due 1/30/36	1,215,000	1,260,386
6.312%, due 6/8/29	546,000	572,761
7.624%, due 10/30/31	1,188,000	1,343,619
7.964%, due 11/2/34	837,000	989,611
Citadel Securities Global Holdings LLC (a)
5.50%, due 6/18/30	250,000	256,590
6.20%, due 6/18/35	348,000	365,565
Jane Street Group (a)
6.125%, due 11/1/32 (i)	2,309,000	2,340,308
7.125%, due 4/30/31	989,000	1,037,354
LPL Holdings, Inc.
5.15%, due 6/15/30	944,000	960,809
5.20%, due 3/15/30	578,000	590,233
5.65%, due 3/15/35	969,000	987,277
5.75%, due 6/15/35	1,171,000	1,200,792
6.00%, due 5/20/34	1,580,000	1,650,904
6.75%, due 11/17/28	2,218,000	2,367,402
Nasdaq, Inc.
5.55%, due 2/15/34	1,947,000	2,044,331
Rocket Cos., Inc. (a)
6.125%, due 8/1/30	700,000	718,424
6.375%, due 8/1/33	2,935,000	3,029,255
		27,233,262
Electric 0.7%
American Electric Power Co., Inc.
5.625%, due 3/1/33	1,633,000	1,716,601
Duke Energy Corp.
5.45%, due 6/15/34 (i)	2,305,000	2,397,542
Duquesne Light Holdings, Inc.
2.775%, due 1/7/32 (a)	1,005,000	890,248
Exelon Corp.
5.45%, due 3/15/34	1,120,000	1,162,445
National Grid plc
5.809%, due 6/12/33	1,006,000	1,072,449
NRG Energy, Inc. (a)
4.734%, due 10/15/30	1,516,000	1,515,520
5.407%, due 10/15/35	1,036,000	1,039,524
5.75%, due 1/15/34	814,000	813,169
6.00%, due 1/15/36	1,526,000	1,526,219

	Principal Amount	Value
Corporate Bonds
Electric
Xcel Energy, Inc.
5.60%, due 4/15/35	$ 832,000	$ 862,482
		12,996,199
Entertainment 0.0% ‡
Flutter Treasury DAC
5.875%, due 6/4/31 (a)	743,000	754,160
Food 0.1%
Albertsons Cos., Inc.
6.50%, due 2/15/28 (a)	871,000	884,726
JBS USA Holding LUX SARL
3.00%, due 5/15/32	795,000	711,266
		1,595,992
Healthcare-Products 0.2%
Solventum Corp.
5.45%, due 3/13/31	1,945,000	2,028,249
5.60%, due 3/23/34 (i)	2,564,000	2,669,456
		4,697,705
Healthcare-Services 0.7%
Centene Corp.
4.25%, due 12/15/27	3,778,000	3,710,062
HCA, Inc.
3.625%, due 3/15/32	663,000	621,995
5.60%, due 4/1/34	1,048,000	1,087,913
5.875%, due 2/15/26	286,000	286,369
Health Care Service Corp. A Mutual Legal Reserve Co. (a)
2.20%, due 6/1/30	883,000	798,311
5.20%, due 6/15/29	1,249,000	1,283,102
5.45%, due 6/15/34	2,116,000	2,173,131
Humana, Inc.
5.875%, due 3/1/33	334,000	351,402
5.95%, due 3/15/34	942,000	990,759
UnitedHealth Group, Inc.
4.95%, due 1/15/32	2,140,000	2,192,710
Universal Health Services, Inc.
2.65%, due 10/15/30	251,000	226,606
		13,722,360
Insurance 0.4%
Aon North America, Inc.
5.45%, due 3/1/34	3,199,000	3,332,412
Arthur J. Gallagher & Co.
5.00%, due 2/15/32	217,000	221,400
5.15%, due 2/15/35	543,000	549,420
6.50%, due 2/15/34	648,000	718,494

	Principal Amount	Value
Corporate Bonds
Insurance
Athene Global Funding
2.646%, due 10/4/31 (a)	$ 1,063,000	$ 946,732
Brown & Brown, Inc.
4.90%, due 6/23/30	438,000	443,885
4.95%, due 3/17/52	1,434,000	1,263,001
5.25%, due 6/23/32	192,000	196,861
5.55%, due 6/23/35	204,000	209,845
		7,882,050
Internet 0.1%
AppLovin Corp.
5.375%, due 12/1/31	1,280,000	1,324,129
5.50%, due 12/1/34	1,513,000	1,561,788
		2,885,917
Investment Companies 0.1%
Blackstone Private Credit Fund
7.30%, due 11/27/28	947,000	1,011,559
Blue Owl Credit Income Corp.
4.70%, due 2/8/27	163,000	162,719
7.95%, due 6/13/28	852,000	912,574
		2,086,852
Leisure Time 0.3%
Carnival Corp.
5.75%, due 8/1/32 (a)	1,448,000	1,473,598
NCL Corp. Ltd. (a)
5.875%, due 1/15/31	2,670,000	2,669,900
6.25%, due 9/15/33	1,655,000	1,663,566
		5,807,064
Media 0.2%
Charter Communications Operating LLC
6.65%, due 2/1/34	3,295,000	3,521,027
Oil & Gas 0.6%
Civitas Resources, Inc. (a)
8.625%, due 11/1/30	380,000	393,552
8.75%, due 7/1/31	705,000	722,280
9.625%, due 6/15/33	1,366,000	1,442,779
Occidental Petroleum Corp.
5.20%, due 8/1/29	611,000	619,980
5.375%, due 1/1/32	1,406,000	1,429,877
6.125%, due 1/1/31	835,000	879,561
6.625%, due 9/1/30	765,000	819,639
8.875%, due 7/15/30	663,000	765,990
Sunoco LP (a)
5.625%, due 3/15/31	562,000	557,854

	Principal Amount	Value
Corporate Bonds
Oil & Gas
Sunoco LP (a)
5.875%, due 3/15/34	$ 954,000	$ 945,740
7.00%, due 5/1/29	1,457,000	1,508,587
7.25%, due 5/1/32	819,000	859,525
Viper Energy Partners LLC
4.90%, due 8/1/30	440,000	443,281
5.70%, due 8/1/35	1,171,000	1,190,579
		12,579,224
Packaging & Containers 0.2%
Amcor Flexibles North America, Inc.
5.50%, due 3/17/35 (i)	988,000	1,017,351
Berry Global, Inc.
5.65%, due 1/15/34	402,000	418,862
5.80%, due 6/15/31	2,428,000	2,567,106
		4,003,319
Pharmaceuticals 0.6%
CVS Health Corp.
4.78%, due 3/25/38	2,247,000	2,105,972
5.00%, due 9/15/32 (i)	580,000	587,097
5.25%, due 2/21/33	192,000	196,444
5.45%, due 9/15/35	1,031,000	1,049,148
5.70%, due 6/1/34 (i)	991,000	1,034,154
6.20%, due 9/15/55	597,000	614,451
Organon & Co. (a)
6.75%, due 5/15/34	1,066,000	1,022,173
7.875%, due 5/15/34 (i)	1,419,000	1,314,563
Teva Pharmaceutical Finance Co. LLC
6.15%, due 2/1/36	575,000	602,071
Teva Pharmaceutical Finance Netherlands III BV
6.00%, due 12/1/32	1,290,000	1,343,517
Teva Pharmaceutical Finance Netherlands IV BV
5.75%, due 12/1/30	1,352,000	1,392,437
		11,262,027
Pipelines 0.5%
Cheniere Energy, Inc.
5.65%, due 4/15/34	1,344,000	1,385,449
Columbia Pipelines Operating Co. LLC (a)
6.036%, due 11/15/33	799,000	852,562
6.497%, due 8/15/43	161,000	171,714
6.544%, due 11/15/53	833,000	893,527
DT Midstream, Inc. (a)
4.125%, due 6/15/29	1,790,000	1,746,439
4.30%, due 4/15/32	468,000	447,621
4.375%, due 6/15/31	2,820,000	2,725,344

	Principal Amount	Value
Corporate Bonds
Pipelines
Hess Midstream Operations LP
5.125%, due 6/15/28 (a)	$ 990,000	$ 988,882
		9,211,538
Real Estate 0.1%
CBRE Services, Inc.
5.95%, due 8/15/34	2,181,000	2,326,333
Real Estate Investment Trusts 0.2%
GLP Capital LP
5.30%, due 1/15/29	86,000	87,573
5.625%, due 9/15/34	1,007,000	1,019,209
6.75%, due 12/1/33	881,000	954,614
Sun Communities Operating LP
2.70%, due 7/15/31	1,283,000	1,160,519
VICI Properties LP
5.625%, due 4/1/35	1,122,000	1,148,827
		4,370,742
Semiconductors 0.6%
Broadcom, Inc.
4.80%, due 2/15/36	2,427,000	2,419,595
4.90%, due 7/15/32	893,000	913,528
4.90%, due 2/15/38	1,737,000	1,727,693
5.20%, due 7/15/35	2,093,000	2,157,048
Foundry JV Holdco LLC
5.875%, due 1/25/34 (a)	1,425,000	1,484,518
Intel Corp.
2.45%, due 11/15/29	433,000	402,093
Marvell Technology, Inc.
1.65%, due 4/15/26	793,000	781,387
4.75%, due 7/15/30	515,000	521,708
5.45%, due 7/15/35	1,346,000	1,387,636
		11,795,206
Software 0.5%
Cadence Design Systems, Inc.
4.70%, due 9/10/34	946,000	944,472
Constellation Software, Inc. (a)
5.158%, due 2/16/29	391,000	399,291
5.461%, due 2/16/34	1,136,000	1,160,496
MSCI, Inc. (a)
3.625%, due 9/1/30	1,643,000	1,568,176
3.875%, due 2/15/31	1,122,000	1,075,033
4.00%, due 11/15/29	295,000	288,215
Oracle Corp.
4.45%, due 9/26/30	598,000	597,707
4.80%, due 9/26/32	1,211,000	1,212,456

	Principal Amount	Value
Corporate Bonds
Software
Oracle Corp.
5.20%, due 9/26/35	$ 594,000	$ 597,271
5.95%, due 9/26/55	566,000	564,259
Synopsys, Inc.
5.00%, due 4/1/32	1,000,000	1,021,897
		9,429,273
Telecommunications 0.2%
T-Mobile USA, Inc.
5.125%, due 5/15/32	1,022,000	1,051,799
5.30%, due 5/15/35	2,214,000	2,267,540
		3,319,339
Total Corporate Bonds (Cost $207,092,333)		211,614,255
Loan Assignments 0.6%
Aerospace & Defense 0.1%
TransDigm, Inc.
First Lien Tranche Term Loan M
6.502% (3 Month SOFR + 2.50%), due 8/19/32 (d)	1,484,000	1,482,540
Capital Equipment 0.2%
EMRLD Borrower LP (d)
First Lien Second Amendment Incremental Term Loan
6.122% (6 Month SOFR + 2.25%), due 8/4/31	2,820,612	2,808,492
First Lien Initial Term Loan B
6.449% (3 Month SOFR + 2.25%), due 5/31/30	651,693	649,521
		3,458,013
Cargo Transport 0.1%
Genesee & Wyoming, Inc.
First Lien Initial Term Loan
5.752% (3 Month SOFR + 1.75%), due 4/10/31 (d)	2,423,428	2,412,992
Electronics 0.0% ‡
Qnity Electronics, Inc.
First Lien Term Loan B
5.983% (1 Year SOFR + 2.00%), due 8/12/32 (d)	563,000	562,296
Energy (Electricity) 0.1%
Alpha Generation LLC
First Lien Initial Term Loan B
6.163% (1 Month SOFR + 2.00%), due 9/30/31 (d)	982,081	980,547

	Principal Amount	Value
Loan Assignments
Energy (Electricity)
Lightning Power LLC
First Lien Initial Term Loan B
6.252% (3 Month SOFR + 2.25%), due 8/18/31 (d)	$ 1,785,960	$ 1,783,408
		2,763,955
Finance 0.0% ‡
Belron Finance 2019 LLC
First Lien 2031 Dollar Incremental Term Loan
6.742% (3 Month SOFR + 2.50%), due 10/16/31 (d)	838,546	842,040
Healthcare 0.1%
Medline Borrower LP
First Lien 2030 Refinancing Term Loan
6.163% (1 Month SOFR + 2.00%), due 10/23/30 (d)	1,506,808	1,505,867
Total Loan Assignments (Cost $13,027,263)		13,027,703
Mortgage-Backed Securities 5.9%
Agency (Collateralized Mortgage Obligations) 0.1%
Croton Park CLO Ltd.
5.878%, due 10/15/36 (a)(c)	1,080,000	1,081,601
FNMA
REMIC, Series 2018-27, Class EA
3.00%, due 5/25/48	412,709	372,808
REMIC, Series 2019-71, Class P
3.00%, due 11/25/49	607,100	547,116
		2,001,525
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 3.5%
280 Park Avenue Mortgage Trust
Series 2017-280P, Class A
5.33% (1 Month SOFR + 1.18%), due 9/15/34 (a)(d)	699,152	693,908
ALA Trust
Series 2025-OANA, Class A
5.894% (1 Month SOFR + 1.743%), due 6/15/40 (a)(d)	2,780,000	2,793,900
BAMLL Re-REMIC Trust (a)(c)
Series 2024-FRR3, Class E
0.49%, due 1/27/50	589,014	527,132
Series 2024-FRR4, Class F
1.047%, due 11/27/48	281,000	273,590
Series 2024-FRR4, Class E
1.115%, due 11/27/48	143,000	139,668
Series 2024-FRR2, Class E
1.273%, due 7/27/50	438,000	361,926
BLP Commercial Mortgage Trust
Series 2025-IND, Class A
5.35% (1 Month SOFR + 1.20%), due 3/15/42 (a)(d)	1,746,000	1,742,181

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
BPR Trust (a)
Series 2024-PMDW, Class A
5.358%, due 11/5/41 (j)	$ 2,248,107	$ 2,288,737
Series 2024-PMDW, Class D
5.85%, due 11/5/41 (j)	726,000	715,003
Series 2023-BRK2, Class A
7.146%, due 10/5/38 (c)	1,329,000	1,397,156
BX Commercial Mortgage Trust (a)
Series 2021-VOLT, Class B
5.215% (1 Month SOFR + 1.064%), due 9/15/36 (d)	907,792	904,955
Series 2024-GPA3, Class A
5.443% (1 Month SOFR + 1.293%), due 12/15/39 (d)	1,010,966	1,013,493
Series 2024-VLT5, Class A
5.591%, due 11/13/46 (j)	2,250,000	2,291,933
Series 2025-SPOT, Class A
5.594% (1 Month SOFR + 1.443%), due 4/15/40 (d)	872,542	874,177
Series 2024-AIR2, Class A
5.643% (1 Month SOFR + 1.492%), due 10/15/41 (d)	1,718,851	1,721,537
Series 2024-GPA3, Class B
5.792% (1 Month SOFR + 1.642%), due 12/15/39 (d)	698,890	700,856
Series 2021-VOLT, Class D
5.915% (1 Month SOFR + 1.764%), due 9/15/36 (d)	953,327	950,348
Series 2024-VLT5, Class B
5.995%, due 11/13/46 (j)	523,000	537,161
Series 2024-VLT5, Class C
6.398%, due 11/13/46 (j)	278,000	286,638
Series 2024-AIRC, Class C
6.74% (1 Month SOFR + 2.59%), due 8/15/39 (d)	709,636	712,075
Series 2024-BRBK, Class A
7.027% (1 Month SOFR + 2.88%), due 10/15/41 (d)	1,970,347	1,980,814
BX Trust (a)
Series 2019-OC11, Class B
3.605%, due 12/9/41	204,000	194,440
Series 2019-OC11, Class C
3.856%, due 12/9/41	564,000	536,783
Series 2022-FOX2, Class A2
4.899% (1 Month SOFR + 0.749%), due 4/15/39 (d)	711,145	710,034
Series 2021-LBA, Class AJV
5.065% (1 Month SOFR + 0.914%), due 2/15/36 (d)	1,118,000	1,117,651
Series 2021-LBA, Class AV
5.065% (1 Month SOFR + 0.914%), due 2/15/36 (d)	887,288	886,734
Series 2025-ROIC, Class A
5.294% (1 Month SOFR + 1.144%), due 3/15/30 (d)	2,161,569	2,156,841
Series 2025-DIME, Class A
5.30% (1 Month SOFR + 1.15%), due 2/15/35 (d)	1,685,000	1,681,314
Series 2025-ROIC, Class B
5.544% (1 Month SOFR + 1.393%), due 3/15/30 (d)	473,155	471,972

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
BX Trust (a)
Series 2024-VLT4, Class A
5.642% (1 Month SOFR + 1.491%), due 6/15/41 (d)	$ 1,621,595	$ 1,622,609
Series 2025-GW, Class A
5.75% (1 Month SOFR + 1.60%), due 7/15/42 (d)	1,618,000	1,622,551
Series 2025-VLT7, Class A
5.85% (1 Month SOFR + 1.70%), due 7/15/44 (d)	3,422,000	3,430,555
BXHPP Trust
Series 2021-FILM, Class A
4.914% (1 Month SOFR + 0.764%), due 8/15/36 (a)(d)	415,000	402,550
BXP Trust
Series 2017-GM, Class A
3.379%, due 6/13/39 (a)	396,000	386,879
CONE Trust (a)(d)
Series 2024-DFW1, Class A
5.792% (1 Month SOFR + 1.642%), due 8/15/41	1,117,000	1,116,115
Series 2024-DFW1, Class B
6.441% (1 Month SOFR + 2.291%), due 8/15/41	821,377	822,675
DATA Mortgage Trust
Series 2024-CTR2, Class A
5.476%, due 5/10/46 (a)(j)	445,544	448,355
Extended Stay America Trust (a)(d)
Series 2021-ESH, Class A
5.344% (1 Month SOFR + 1.194%), due 7/15/38	455,369	455,369
Series 2025-ESH, Class A
5.45% (1 Month SOFR + 1.30%), due 10/15/42 (g)	1,200,000	1,202,250
FREMF Mortgage Trust
Series 2023-K511, Class C
5.822%, due 11/25/28 (a)(j)	350,000	326,599
GS Mortgage Securities Corp. Trust
Series 2025-800D, Class A
6.786% (1 Month SOFR + 2.65%), due 11/25/41 (a)(d)	2,359,000	2,362,342
GWT
Series 2024-WLF2, Class A
5.841% (1 Month SOFR + 1.691%), due 5/15/41 (a)(d)	1,936,000	1,939,630
Hudsons Bay Simon JV Trust (a)
Series 2015-HB7, Class A7
3.914%, due 8/5/34	47,181	47,140
Series 2015-HB10, Class A10
4.155%, due 8/5/34	1,236,485	1,235,133
KRE Commercial Mortgage Trust
Series 2025-AIP4, Class A
5.45% (1 Month SOFR + 1.30%), due 3/15/42 (a)(d)	1,491,000	1,489,136
LBA Trust
Series 2024-BOLT, Class A
5.741% (1 Month SOFR + 1.591%), due 6/15/39 (a)(d)	1,294,627	1,296,245

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
LEX Mortgage Trust
Series 2024-BBG, Class A
5.036%, due 10/13/33 (a)(j)	$ 394,000	$ 396,355
Life Mortgage Trust (a)(d)
Series 2021-BMR, Class C
5.364% (1 Month SOFR + 1.214%), due 3/15/38	98,683	98,251
Series 2022-BMR2, Class A1
5.445% (1 Month SOFR + 1.295%), due 5/15/39	1,231,000	1,197,148
Series 2022-BMR2, Class B
5.944% (1 Month SOFR + 1.794%), due 5/15/39	357,000	334,662
MHC Commercial Mortgage Trust (a)(d)
Series 2021-MHC, Class A
5.065% (1 Month SOFR + 0.915%), due 4/15/38	205,171	205,171
Series 2021-MHC, Class C
5.615% (1 Month SOFR + 1.465%), due 4/15/38	751,130	751,130
NRTH Commercial Mortgage Trust
Series 2025-PARK, Class A
5.543% (1 Month SOFR + 1.393%), due 10/15/40 (a)(d)(g)	1,479,000	1,475,201
NRTH Mortgage Trust
Series 2024-PARK, Class A
5.791% (1 Month SOFR + 1.641%), due 3/15/39 (a)(d)	2,293,000	2,287,973
OPEN Trust
Series 2023-AIR, Class C
9.386% (1 Month SOFR + 5.236%), due 11/15/40 (a)(d)	265,390	265,556
SCG Commercial Mortgage Trust
Series 2025-DLFN, Class A
5.35% (1 Month SOFR + 1.20%), due 3/15/35 (a)(d)	1,986,000	1,982,276
SELF Commercial Mortgage Trust
Series 2024-STRG, Class A
5.692% (1 Month SOFR + 1.542%), due 11/15/34 (a)(d)	1,848,000	1,844,535
SMRT
Series 2022-MINI, Class A
5.151% (1 Month SOFR + 1.00%), due 1/15/39 (a)(d)	1,975,000	1,972,531
SREIT Trust
Series 2021-MFP, Class A
4.995% (1 Month SOFR + 0.845%), due 11/15/38 (a)(d)	114,082	113,976
TEXAS Commercial Mortgage Trust
Series 2025-TWR, Class A
5.443% (1 Month SOFR + 1.293%), due 4/15/42 (a)(d)	562,000	560,496
Trust (The)
Series 2023-MIC, Class A
8.732%, due 12/5/38 (a)(j)	933,823	1,011,404
TYSN Mortgage Trust
Series 2023-CRNR, Class A
6.799%, due 12/10/33 (a)(j)	1,489,099	1,572,258
VASA Trust
Series 2021-VASA, Class A
5.165% (1 Month SOFR + 1.014%), due 7/15/39 (a)(d)	525,000	513,227

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
Wells Fargo Commercial Mortgage Trust (a)
Series 2025-VTT, Class A
5.27%, due 3/15/38 (j)	$ 2,029,000	$ 2,036,682
Series 2021-SAVE, Class A
5.515% (1 Month SOFR + 1.364%), due 2/15/40 (d)	100,495	100,244
		69,588,166
Whole Loan (Collateralized Mortgage Obligations) 2.3%
A&D Mortgage Trust
Series 2024-NQM5, Class A1
5.699%, due 11/25/69 (a)	1,047,499	1,054,295
Angel Oak Mortgage Trust (a)
Series 2020-3, Class A2
2.41%, due 4/25/65 (c)	103,623	99,942
Series 2019-5, Class A1
2.593%, due 10/25/49 (c)	29,593	29,256
Series 2019-6, Class A1
2.62%, due 11/25/59 (c)	302,585	297,920
Series 2024-5, Class A1
4.95%, due 7/25/68 (b)	1,460,928	1,454,713
Series 2025-6, Class A1
5.515%, due 4/25/70 (b)	1,207,981	1,218,470
Bayview MSR Opportunity Master Fund Trust (a)
Series 2022-2, Class A1
3.00%, due 12/25/51 (c)	573,494	495,864
Series 2021-5, Class AF
5.00% (SOFR 30A + 0.85%), due 11/25/51 (d)	755,822	700,734
Chase Mortgage Finance Corp.
Series 2021-CL1, Class M1
5.556% (SOFR 30A + 1.20%), due 2/25/50 (a)(d)	744,648	733,578
COLT Mortgage Loan Trust
Series 2020-3, Class A1
1.506%, due 4/27/65 (a)(c)	9,781	9,658
Connecticut Avenue Securities Trust (a)(d)
Series 2024-R05, Class 2M1
5.356% (SOFR 30A + 1.00%), due 7/25/44	193,986	193,955
Series 2024-R01, Class 1M1
5.406% (SOFR 30A + 1.05%), due 1/25/44	378,557	378,557
Series 2025-R01, Class 1M1
5.448% (SOFR 30A + 1.10%), due 1/25/45	252,266	252,346
Series 2024-R04, Class 1M1
5.456% (SOFR 30A + 1.10%), due 5/25/44	320,561	320,758
Series 2024-R03, Class 2M1
5.498% (SOFR 30A + 1.15%), due 3/25/44	248,310	248,384
Series 2025-R02, Class 1M1
5.498% (SOFR 30A + 1.15%), due 2/25/45	477,081	477,080
Series 2025-R05, Class 2M1
5.556% (SOFR 30A + 1.20%), due 7/25/45	734,313	736,542

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
Connecticut Avenue Securities Trust (a)(d)
Series 2023-R08, Class 1M1
5.856% (SOFR 30A + 1.50%), due 10/25/43	$ 358,986	$ 359,322
Series 2021-R03, Class 1M2
6.006% (SOFR 30A + 1.65%), due 12/25/41	664,000	667,008
Series 2023-R06, Class 1M1
6.056% (SOFR 30A + 1.70%), due 7/25/43	405,216	406,479
Series 2022-R05, Class 2M1
6.256% (SOFR 30A + 1.90%), due 4/25/42	153,356	153,692
Series 2023-R07, Class 2M1
6.298% (SOFR 30A + 1.95%), due 9/25/43	176,366	177,187
Series 2021-R02, Class 2M2
6.356% (SOFR 30A + 2.00%), due 11/25/41	1,763,592	1,784,808
Series 2023-R04, Class 1M1
6.648% (SOFR 30A + 2.30%), due 5/25/43	587,589	599,711
Series 2022-R09, Class 2M1
6.848% (SOFR 30A + 2.50%), due 9/25/42	536,651	544,196
Series 2022-R02, Class 2M2
7.356% (SOFR 30A + 3.00%), due 1/25/42	706,000	720,339
Series 2022-R05, Class 2M2
7.356% (SOFR 30A + 3.00%), due 4/25/42	521,000	534,935
Series 2022-R01, Class 1B1
7.506% (SOFR 30A + 3.15%), due 12/25/41	800,000	819,248
FHLMC STACR REMIC Trust (a)(d)
Series 2021-DNA7, Class M1
5.206% (SOFR 30A + 0.85%), due 11/25/41	157,357	157,261
Series 2021-HQA4, Class M1
5.306% (SOFR 30A + 0.95%), due 12/25/41	758,815	759,050
Series 2024-DNA3, Class M1
5.356% (SOFR 30A + 1.00%), due 10/25/44	161,938	161,891
Series 2025-DNA1, Class M1
5.406% (SOFR 30A + 1.05%), due 1/25/45	495,096	494,789
Series 2025-DNA3, Class M1
5.47% (SOFR 30A + 1.10%), due 9/25/45	391,000	391,235
Series 2025-HQA1, Class M1
5.506% (SOFR 30A + 1.15%), due 2/25/45	1,210,340	1,210,336
Series 2024-DNA2, Class M1
5.556% (SOFR 30A + 1.20%), due 5/25/44	627,331	627,331
Series 2025-DNA2, Class M1
5.556% (SOFR 30A + 1.20%), due 5/25/45	317,058	317,479
Series 2022-DNA2, Class M1A
5.656% (SOFR 30A + 1.30%), due 2/25/42	77,433	77,432
Series 2021-DNA6, Class M2
5.856% (SOFR 30A + 1.50%), due 10/25/41	270,958	271,679
Series 2023-HQA3, Class M1
6.206% (SOFR 30A + 1.85%), due 11/25/43	356,350	358,458
Series 2023-HQA2, Class M1A
6.356% (SOFR 30A + 2.00%), due 6/25/43	35,159	35,315

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
FHLMC STACR REMIC Trust (a)(d)
Series 2023-DNA2, Class M1A
6.448% (SOFR 30A + 2.10%), due 4/25/43	$ 247,178	$ 250,570
Series 2021-HQA3, Class M2
6.456% (SOFR 30A + 2.10%), due 9/25/41	337,312	339,103
Series 2022-HQA1, Class M1A
6.456% (SOFR 30A + 2.10%), due 3/25/42	379,582	381,362
Series 2022-HQA3, Class M1A
6.656% (SOFR 30A + 2.30%), due 8/25/42	225,035	228,379
Series 2021-HQA4, Class M2
6.706% (SOFR 30A + 2.35%), due 12/25/41	424,405	428,649
Finance of America Structured Securities Trust
Series 2025-S1, Class A1
3.50%, due 2/25/75 (a)	677,298	654,562
Flagstar Mortgage Trust
Series 2021-13IN, Class A2
3.00%, due 12/30/51 (a)(c)	642,748	554,973
GCAT Trust
Series 2023-INV1, Class A1
6.00%, due 8/25/53 (a)(c)	1,105,910	1,121,030
Homeward Opportunities Fund Trust (a)(b)
Series 2025-RRTL2, Class A1
5.237%, due 9/25/40	600,000	601,266
Series 2025-RRTL1, Class A1
5.476%, due 3/25/40	1,348,000	1,354,832
Series 2024-RRTL2, Class A1
5.989%, due 9/25/39	766,000	768,865
Series 2024-RTL1, Class A1
7.12%, due 7/25/29	1,726,000	1,732,493
J.P. Morgan Mortgage Trust
Series 2025-5MPR, Class A1D
5.50%, due 11/25/55 (a)(b)	630,817	633,382
LHOME Mortgage Trust (a)(b)
Series 2025-RTL3, Class A1
5.239%, due 8/25/40	550,000	551,464
Series 2024-RTL4, Class A1
5.921%, due 7/25/39	1,641,092	1,651,926
Series 2024-RTL3, Class A1
6.90%, due 5/25/29	540,453	546,717
Series 2024-RTL2, Class A1
7.128%, due 3/25/29	421,362	425,090
Mello Mortgage Capital Acceptance (a)
Series 2024-SD1, Class A1
4.00%, due 4/25/54 (b)	486,101	475,740
Series 2021-INV2, Class A11
5.00% (SOFR 30A + 0.95%), due 8/25/51 (d)	552,662	514,713
Series 2021-INV3, Class A11
5.00% (SOFR 30A + 0.95%), due 10/25/51 (d)	694,395	646,922

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-SPL1, Class A1
4.25%, due 2/25/65 (a)(c)	$ 724,000	$ 706,789
New Residential Mortgage Loan Trust (a)
Series 2018-2A, Class A1
4.50%, due 2/25/58 (c)	86,534	85,654
Series 2024-NQM2, Class A1
5.117%, due 9/25/64 (c)	945,647	947,000
Series 2024-RTL2, Class A1
5.443%, due 9/25/39 (b)	627,000	630,744
OBX Trust (a)(c)
Series 2022-INV1, Class A1
3.00%, due 12/25/51	241,994	208,720
Series 2022-INV1, Class A18
3.00%, due 12/25/51	640,496	549,826
PRET Trust (a)(b)
Series 2025-RPL2, Class A1
4.00%, due 8/25/64	917,511	888,524
Series 2025-RPL1, Class A1
4.00%, due 7/25/69	835,353	810,967
PRPM LLC (a)(b)
Series 2025-RPL4, Class A1
3.00%, due 5/25/55	1,216,523	1,151,176
Series 2024-RCF2, Class A1
3.75%, due 3/25/54	327,562	320,777
Series 2025-RCF4, Class A1
4.50%, due 8/25/55	681,000	674,127
RCKT Mortgage Trust (a)
Series 2021-3, Class A21
5.00% (SOFR 30A + 0.80%), due 7/25/51 (d)	496,344	458,733
Series 2023-CES1, Class A1A
6.515%, due 6/25/43 (c)	261,104	262,797
Saluda Grade Alternative Mortgage Trust
Series 2024-RTL6, Class A1
7.439%, due 7/25/30 (a)(b)	1,239,333	1,247,452
Seasoned Loans Structured Transaction Trust
Series 2020-2, Class M1
4.75%, due 9/25/60 (a)(c)	149,609	148,490
Sequoia Mortgage Trust (a)
Series 2013-5, Class A1
2.50%, due 5/25/43 (j)	138,307	121,381
Series 2020-2, Class A19
3.50%, due 3/25/50 (c)	47,202	42,256
Toorak Mortgage Trust
Series 2025-RRTL1, Class A1
5.524%, due 2/25/40 (a)(b)	510,000	513,363

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
UWM Mortgage Trust
Series 2021-INV1, Class A9
5.00% (SOFR 30A + 0.90%), due 8/25/51 (a)(d)	$ 675,527	$ 628,039
		44,590,086
Total Mortgage-Backed Securities (Cost $115,845,367)		116,179,777
U.S. Government & Federal Agencies 13.0%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 1.8%
FHLMC Gold Pools, 30 Year
4.00%, due 9/1/48	82,233	79,041
FHLMC Gold Pools, Other
4.50%, due 5/1/44	227,745	226,608
4.50%, due 3/1/50	344,156	328,373
UMBS Pool, 15 Year
2.50%, due 12/1/33	461,873	445,396
2.50%, due 11/1/34	90,774	86,364
2.50%, due 11/1/34	128,969	122,652
2.50%, due 6/1/37	1,275,652	1,208,470
3.00%, due 5/1/31	355,423	347,973
3.00%, due 9/1/32	94,332	91,866
3.00%, due 10/1/32	35,160	34,221
3.00%, due 1/1/33	56,785	55,238
3.00%, due 10/1/34	58,119	56,318
3.00%, due 10/1/34	129,102	125,101
UMBS Pool, 30 Year
2.50%, due 8/1/50	48,658	41,961
2.50%, due 8/1/50	20,752	17,940
2.50%, due 9/1/50	92,656	80,101
2.50%, due 5/1/51	572,807	487,447
2.50%, due 6/1/51	988,939	851,219
2.50%, due 8/1/51	140,630	119,576
2.50%, due 9/1/51	1,902,391	1,628,437
2.50%, due 10/1/51	2,319,169	1,978,472
2.50%, due 11/1/51	728,643	627,165
2.50%, due 1/1/52	130,130	112,196
2.50%, due 1/1/52	204,232	176,229
2.50%, due 2/1/52	312,829	268,710
2.50%, due 2/1/52	11,307	9,665
2.50%, due 3/1/52	51,698	44,407
2.50%, due 3/1/52	1,633,151	1,392,917
2.50%, due 5/1/52	631,218	532,646
2.50%, due 5/1/52	678,728	579,472
3.00%, due 8/1/49	37,313	32,854
3.00%, due 12/1/49	35,271	31,455
3.00%, due 12/1/49	87,404	77,879
3.00%, due 2/1/52	168,005	148,721

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities)
UMBS Pool, 30 Year
3.00%, due 2/1/52	$ 110,530	$ 98,602
3.00%, due 3/1/52	158,298	141,176
3.00%, due 6/1/52	1,348,274	1,196,770
3.00%, due 6/1/52	64,133	57,406
3.00%, due 6/1/52	1,913,286	1,695,563
3.50%, due 7/1/46	70,186	65,675
3.50%, due 12/1/47	539,632	505,146
3.50%, due 2/1/48	124,785	116,169
3.50%, due 3/1/50	2,895	2,674
3.50%, due 4/1/52	37,777	35,103
3.50%, due 4/1/52	48,953	45,119
3.50%, due 4/1/52	165,695	153,377
3.50%, due 4/1/52	163,868	150,818
3.50%, due 4/1/52	154,594	143,469
3.50%, due 6/1/52	330,610	308,233
4.00%, due 3/1/47	19,286	18,558
4.00%, due 3/1/48	75,707	73,146
4.00%, due 4/1/48	1,548	1,486
4.00%, due 4/1/48	135,782	131,177
4.00%, due 5/1/48	285,365	274,237
4.00%, due 11/1/48	25,374	24,368
4.00%, due 12/1/48	311,685	299,379
4.00%, due 3/1/50	306,744	294,193
4.50%, due 3/1/48	97,188	95,503
4.50%, due 12/1/48	129,720	128,473
4.50%, due 6/1/49	23,580	23,287
4.50%, due 7/1/49	162,770	160,146
4.50%, due 7/1/49	30,466	29,931
4.50%, due 8/1/49	160,147	157,433
4.50%, due 1/1/50	27,455	26,944
4.50%, due 1/1/50	112,229	110,449
4.50%, due 9/1/50	875,071	861,647
4.50%, due 3/1/52	17,161	16,724
5.00%, due 9/1/48	8,002	8,096
5.00%, due 10/1/52	21,695	21,751
5.00%, due 10/1/52	655,413	657,119
5.00%, due 1/1/53	34,996	35,013
5.00%, due 1/1/53	40,090	40,194
5.00%, due 3/1/53	144,260	144,330
5.00%, due 3/1/53	138,362	138,283
5.00%, due 4/1/53	160,042	160,459
5.00%, due 5/1/53	328,370	329,225
5.00%, due 5/1/53	199,279	199,798
5.00%, due 5/1/53	28,134	28,163
5.00%, due 6/1/53	55,023	55,166
5.00%, due 6/1/53	40,448	40,238
5.00%, due 6/1/53	137,567	137,030

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities)
UMBS Pool, 30 Year
5.00%, due 6/1/53	$ 110,231	$ 109,427
5.00%, due 6/1/53	128,883	128,114
5.50%, due 9/1/52	365,530	372,678
5.50%, due 10/1/52	23,318	23,781
5.50%, due 5/1/53	265,524	271,108
5.50%, due 5/1/53	21,025	21,538
5.50%, due 6/1/53	69,484	71,081
5.50%, due 6/1/53	78,081	78,977
5.50%, due 7/1/53	333,085	340,739
5.50%, due 7/1/53	195,042	199,524
5.50%, due 9/1/53	352,774	363,207
5.50%, due 4/1/54	233,104	239,361
5.50%, due 12/1/54	2,785,055	2,815,076
5.50%, due 5/1/55	457,240	466,667
5.50%, due 6/1/55	127,011	129,910
6.00%, due 4/1/40	230,646	243,044
6.00%, due 9/1/53	2,762,159	2,855,295
6.00%, due 9/1/53	2,053,957	2,142,705
6.00%, due 10/1/53	1,411,695	1,455,587
6.50%, due 11/1/53	890,556	946,663
		35,158,818
Federal National Mortgage Association (Mortgage Pass-Through Securities) 3.7%
FNMA, Other
2.50%, due 3/1/62	3,342,388	2,731,880
2.50%, due 3/1/62	2,085,236	1,741,924
3.00%, due 2/1/43	10,349	9,507
3.00%, due 5/1/43	54,975	50,500
3.00%, due 2/1/57	666,347	588,865
3.00%, due 6/1/57	10,611	9,272
3.50%, due 8/1/56	799,687	724,994
4.50%, due 6/1/45	89,030	88,585
4.50%, due 7/1/50	787,625	751,508
5.00%, due 7/1/44	146,713	148,444
UMBS, 15 Year
2.50%, due 11/1/34	133,301	126,823
2.50%, due 12/1/36	1,060,082	1,004,137
3.00%, due 10/1/34	47,825	46,268
3.00%, due 11/1/34	11,249	10,818
3.00%, due 12/1/34	12,865	12,467
UMBS, 30 Year
2.00%, due 7/1/51	185,488	150,616
2.50%, due 8/1/50	97,850	84,226
2.50%, due 8/1/50	3,176,605	2,734,930
2.50%, due 1/1/52	655,446	563,009
2.50%, due 2/1/52	3,153,684	2,697,964
2.50%, due 2/1/52	2,990,319	2,553,742

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
UMBS, 30 Year
2.50%, due 2/1/52	$ 1,581,041	$ 1,340,573
2.50%, due 3/1/52	487,365	419,496
2.50%, due 3/1/52	1,326,125	1,139,087
2.50%, due 3/1/52	39,034	33,654
2.50%, due 3/1/52	96,106	82,552
2.50%, due 3/1/52	89,282	76,691
2.50%, due 3/1/52	1,295,110	1,112,453
2.50%, due 3/1/52	116,866	100,383
2.50%, due 3/1/52	1,258,110	1,073,050
2.50%, due 5/1/52	3,283,628	2,809,998
3.00%, due 1/1/43	36,410	33,484
3.00%, due 3/1/47	330,542	298,859
3.00%, due 8/1/49	129,690	114,190
3.00%, due 9/1/49	615,416	547,290
3.00%, due 9/1/49	30,566	27,697
3.00%, due 7/1/50	1,003,832	891,600
3.00%, due 4/1/51	103,588	91,803
3.00%, due 2/1/52	69,518	61,698
3.00%, due 2/1/52	526,221	466,998
3.00%, due 3/1/52	585,832	521,219
3.00%, due 4/1/52	520,734	464,470
3.00%, due 4/1/52	445,640	397,104
3.00%, due 4/1/52	1,110,533	990,540
3.00%, due 6/1/52	72,004	63,913
3.00%, due 7/1/52	735,465	652,822
3.00%, due 7/1/52	311,288	276,311
3.50%, due 8/1/47	53,117	50,024
3.50%, due 12/1/47	15,787	14,871
3.50%, due 12/1/47	20,984	19,737
3.50%, due 1/1/48	136,606	127,403
3.50%, due 3/1/48	28,516	26,818
3.50%, due 1/1/52	142,524	132,960
3.50%, due 2/1/52	389,041	362,711
3.50%, due 3/1/52	2,296,322	2,134,071
3.50%, due 3/1/52	255,105	237,839
3.50%, due 4/1/52	80,387	74,203
3.50%, due 4/1/52	231,369	213,390
3.50%, due 4/1/52	420,155	389,133
3.50%, due 4/1/52	77,510	71,899
3.50%, due 4/1/52	144,531	133,824
3.50%, due 4/1/52	325,645	302,362
3.50%, due 4/1/52	569,771	523,958
3.50%, due 5/1/52	227,564	210,629
3.50%, due 5/1/52	951,469	874,925
3.50%, due 6/1/52	1,421,611	1,320,808
3.50%, due 6/1/52	818,672	762,792
3.50%, due 7/1/52	201,155	186,829

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
UMBS, 30 Year
3.50%, due 7/1/52	$ 71,550	$ 66,831
3.50%, due 8/1/52	141,231	131,287
4.00%, due 5/1/45	35,447	33,947
4.00%, due 1/1/48	307,326	296,821
4.00%, due 1/1/48	546,842	528,381
4.00%, due 3/1/48	93,631	90,489
4.00%, due 11/1/48	282,565	271,312
4.00%, due 12/1/48	41,556	39,908
4.00%, due 3/1/49	137,583	131,726
4.00%, due 4/1/50	110,019	104,974
4.00%, due 8/1/50	96,378	91,912
4.00%, due 3/1/51	22,797	21,878
4.00%, due 5/1/52	490,184	470,654
4.50%, due 11/1/42	40,604	40,639
4.50%, due 10/1/44	119,771	119,306
4.50%, due 3/1/45	198,251	197,482
4.50%, due 3/1/48	105,583	104,251
4.50%, due 8/1/48	58,092	57,054
4.50%, due 6/1/49	16,282	16,029
4.50%, due 8/1/49	25,660	25,220
4.50%, due 1/1/50	35,700	34,978
4.50%, due 10/1/50	586,629	577,542
4.50%, due 12/1/50	782,645	768,972
4.50%, due 4/1/52	20,467	19,911
4.50%, due 4/1/52	25,626	24,935
4.50%, due 4/1/52	64,388	62,749
4.50%, due 4/1/52	58,184	57,009
4.50%, due 4/1/52	21,613	21,063
4.50%, due 4/1/52	36,399	35,469
4.50%, due 5/1/52	105,170	102,482
4.50%, due 7/1/52	394,173	385,526
4.50%, due 7/1/53	374,600	372,379
4.50%, due 8/1/53	321,842	319,734
5.00%, due 5/1/48	80,128	81,024
5.00%, due 10/1/52	156,866	157,274
5.00%, due 10/1/52	351,110	352,023
5.00%, due 1/1/53	197,931	198,533
5.00%, due 1/1/53	69,391	69,425
5.00%, due 2/1/53	82,945	83,197
5.00%, due 3/1/53	41,826	41,802
5.00%, due 4/1/53	92,293	92,338
5.00%, due 5/1/53	50,299	50,323
5.00%, due 6/1/53	71,699	71,886
5.00%, due 6/1/53	55,411	55,438
5.00%, due 8/1/53	59,516	59,632
5.50%, due 3/1/53	13,182	13,504
5.50%, due 4/1/53	7,526	7,699

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
UMBS, 30 Year
5.50%, due 5/1/53	$ 7,113	$ 7,286
5.50%, due 5/1/53	13,806	14,144
5.50%, due 6/1/53	29,933	30,621
5.50%, due 7/1/53	79,330	81,153
5.50%, due 7/1/53	40,517	41,449
5.50%, due 9/1/53	3,062,329	3,129,071
5.50%, due 11/1/53	488,990	502,561
5.50%, due 3/1/54	916,138	940,730
6.00%, due 2/1/37	15,305	16,128
6.00%, due 1/1/54	1,156,933	1,207,523
6.00%, due 3/1/54	1,007,205	1,050,459
6.00%, due 8/1/55	687,293	706,765
UMBS, Single Family, 30 Year TBA (k)
2.50%, due 10/25/55	7,056,000	5,943,548
3.50%, due 10/25/55	403,867	368,941
5.00%, due 10/25/55	6,539,000	6,484,446
5.50%, due 10/25/55	7,631,000	7,693,864
		74,265,237
Government National Mortgage Association (Mortgage Pass-Through Securities) 1.1%
GNMA I, 30 Year
4.00%, due 1/15/45	299,768	289,068
4.50%, due 8/15/46	339,650	335,211
GNMA I, Single Family, 30 Year
4.00%, due 7/15/47	237,367	226,209
4.00%, due 8/15/47	31,401	30,087
4.00%, due 11/15/47	16,224	15,608
4.00%, due 12/15/47	50,528	48,136
GNMA II, 30 Year
2.50%, due 1/20/52	1,792,447	1,527,064
GNMA II, Single Family, 30 Year
2.50%, due 3/20/51	2,123,694	1,829,879
2.50%, due 10/15/55 TBA (k)	5,291,214	4,554,556
3.00%, due 11/20/46	1,667,348	1,510,774
3.00%, due 4/20/51	1,602,464	1,433,179
3.00%, due 7/20/51	1,080,020	965,072
3.00%, due 8/20/51	2,477,441	2,213,758
3.50%, due 5/20/49	2,196,126	2,022,210
4.00%, due 8/20/47	13,089	12,374
4.00%, due 8/20/47	40,569	38,269
4.00%, due 8/20/47	12,658	11,952
4.00%, due 6/20/48	146,011	139,601
4.00%, due 10/15/55 TBA (k)	3,120,650	2,933,720
4.50%, due 2/20/48	30,153	29,922
4.50%, due 5/20/48	19,478	18,934
4.50%, due 5/20/48	57,179	55,611

	Principal Amount	Value
U.S. Government & Federal Agencies
Government National Mortgage Association (Mortgage Pass-Through Securities)
GNMA II, Single Family, 30 Year
5.00%, due 8/20/48	$ 167,261	$ 169,504
5.00%, due 10/15/55 TBA (k)	1,144,836	1,138,676
		21,549,374
United States Treasury Bonds 2.7%
U.S. Treasury Bonds
4.75%, due 5/15/55	18,615,200	18,673,373
4.875%, due 8/15/45	34,214,000	34,978,469
		53,651,842
United States Treasury Notes 3.7%
U.S. Treasury Notes
3.375%, due 9/15/28	10,514,000	10,442,538
3.625%, due 9/30/30	53,517,000	53,245,234
3.875%, due 5/31/27	3,190,000	3,201,090
3.875%, due 9/30/32	1,351,000	1,346,567
4.25%, due 8/15/35 (i)	4,372,400	4,407,926
		72,643,355
Total U.S. Government & Federal Agencies (Cost $258,550,832)		257,268,626
Total Long-Term Bonds (Cost $697,964,239)		701,978,597

	Shares

Common Stocks 63.5%
Aerospace & Defense 1.4%
GE Aerospace	62,266	18,730,858
Howmet Aerospace, Inc.	49,415	9,696,706
		28,427,564
Banks 2.0%
JPMorgan Chase & Co.	95,833	30,228,603
PNC Financial Services Group, Inc. (The)	47,182	9,480,279
		39,708,882
Beverages 0.5%
Monster Beverage Corp. (l)	143,699	9,672,380
Biotechnology 1.7%
AbbVie, Inc.	69,032	15,983,669
Amgen, Inc.	30,342	8,562,512
Vertex Pharmaceuticals, Inc. (l)	23,220	9,093,881
		33,640,062

	Shares	Value
Common Stocks
Broadline Retail 3.0%
Amazon.com, Inc. (l)	265,682	$ 58,335,797
Building Products 0.6%
Trane Technologies plc	29,787	12,568,923
Capital Markets 3.6%
Charles Schwab Corp. (The)	81,032	7,736,125
CME Group, Inc.	46,138	12,466,026
Goldman Sachs Group, Inc. (The)	19,039	15,161,708
Intercontinental Exchange, Inc.	70,825	11,932,596
Moody's Corp.	11,813	5,628,658
Morgan Stanley	115,495	18,359,085
		71,284,198
Chemicals 0.3%
Corteva, Inc.	97,626	6,602,446
Communications Equipment 0.4%
Motorola Solutions, Inc.	16,857	7,708,538
Consumer Finance 1.6%
American Express Co.	97,164	32,273,994
Consumer Staples Distribution & Retail 0.5%
Costco Wholesale Corp.	10,882	10,072,706
Electrical Equipment 0.7%
Eaton Corp. plc	37,174	13,912,369
Electronic Equipment, Instruments & Components 0.9%
Amphenol Corp., Class A	135,892	16,816,635
Entertainment 2.0%
Netflix, Inc. (l)	16,875	20,231,775
Walt Disney Co. (The)	174,682	20,001,089
		40,232,864
Financial Services 2.3%
Mastercard, Inc., Class A	78,769	44,804,595
Ground Transportation 1.2%
Uber Technologies, Inc. (l)	155,725	15,256,378
Union Pacific Corp.	33,482	7,914,141
		23,170,519

	Shares	Value
Common Stocks
Health Care Equipment & Supplies 1.8%
Abbott Laboratories	103,445	$ 13,855,423
Intuitive Surgical, Inc. (l)	21,868	9,780,026
Stryker Corp.	30,325	11,210,243
		34,845,692
Health Care Providers & Services 0.5%
HCA Healthcare, Inc.	22,982	9,794,928
Hotels, Restaurants & Leisure 2.3%
Booking Holdings, Inc.	3,818	20,614,413
Hilton Worldwide Holdings, Inc.	43,535	11,294,721
Royal Caribbean Cruises Ltd.	44,335	14,345,919
		46,255,053
Independent Power and Renewable Electricity Producers 0.3%
Vistra Corp.	30,645	6,003,968
Insurance 1.6%
Marsh & McLennan Cos., Inc.	40,302	8,122,062
Progressive Corp. (The)	96,494	23,829,193
		31,951,255
Interactive Media & Services 5.6%
Alphabet, Inc., Class C	272,656	66,405,369
Meta Platforms, Inc., Class A	61,183	44,931,571
		111,336,940
IT Services 0.4%
Accenture plc, Class A	31,682	7,812,781
Life Sciences Tools & Services 1.3%
Danaher Corp.	58,591	11,616,251
Thermo Fisher Scientific, Inc.	27,491	13,333,685
		24,949,936
Machinery 0.4%
Deere & Co.	18,033	8,245,770
Oil, Gas & Consumable Fuels 0.8%
Chevron Corp.	94,219	14,631,269
Pharmaceuticals 2.3%
Eli Lilly & Co.	31,827	24,284,001
Johnson & Johnson	76,405	14,167,015
Zoetis, Inc.	48,805	7,141,148
		45,592,164

	Shares	Value
Common Stocks
Professional Services 0.4%
Automatic Data Processing, Inc.	24,241	$ 7,114,734
Semiconductors & Semiconductor Equipment 10.4%
Broadcom, Inc.	142,881	47,137,871
KLA Corp.	16,727	18,041,742
Lam Research Corp.	135,653	18,163,937
NVIDIA Corp.	657,773	122,727,286
		206,070,836
Software 7.7%
Adobe, Inc. (l)	17,905	6,315,989
Cadence Design Systems, Inc. (l)	29,213	10,261,358
Intuit, Inc.	18,342	12,525,935
Microsoft Corp.	189,645	98,226,628
Oracle Corp.	52,751	14,835,691
ServiceNow, Inc. (l)	11,878	10,931,086
		153,096,687
Specialty Retail 1.4%
Home Depot, Inc. (The)	43,114	17,469,362
TJX Cos., Inc. (The)	68,551	9,908,361
		27,377,723
Technology Hardware, Storage & Peripherals 2.7%
Apple, Inc.	209,248	53,280,818
Textiles, Apparel & Luxury Goods 0.5%
NIKE, Inc., Class B	149,247	10,406,993
Tobacco 0.4%
Philip Morris International, Inc.	53,029	8,601,304
Total Common Stocks (Cost $666,491,676)		1,256,601,323
Short-Term Investments 3.1%
Affiliated Investment Company 3.0%
NYLI U.S. Government Liquidity Fund, 4.027% (m)	58,059,689	58,059,689

	Shares	Value
Short-Term Investments
Unaffiliated Investment Company 0.1%
Invesco Government & Agency Portfolio, 4.131% (m)(n)	2,559,255	$ 2,559,255
Total Short-Term Investments (Cost $60,618,944)		60,618,944
Total Investments (Cost $1,425,074,859)	102.0%	2,019,198,864
Other Assets, Less Liabilities	(2.0)	(39,219,491)
Net Assets	100.0%	$ 1,979,979,373

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Step coupon—Rate shown was the rate in effect as of September 30, 2025.
(c)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of September 30, 2025.
(d)	Floating rate—Rate shown was the rate in effect as of September 30, 2025.
(e)	Illiquid security—As of September 30, 2025, the total market value deemed illiquid under procedures approved by the Board of Trustees was $326,384, which represented less than one-tenth of a percent of the Portfolio’s net assets.
(f)	Restricted security.
(g)	Delayed delivery security.
(h)	Fixed to floating rate—Rate shown was the rate in effect as of September 30, 2025.
(i)	All or a portion of this security was held on loan. As of September 30, 2025, the aggregate market value of securities on loan was $7,637,543; the total market value of collateral held by the Portfolio was $7,895,528. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $5,336,273. The Portfolio received cash collateral with a value of $2,559,255.
(j)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of September 30, 2025.
(k)	TBA—Security purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of September 30, 2025, the total net market value was $29,117,751, which represented 1.5% of the Portfolio’s net assets. All or a portion of this security is a part of a mortgage dollar roll agreement.
(l)	Non-income producing security.
(m)	Current yield as of September 30, 2025.
(n)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 43,450	$ 255,522	$ (240,912)	$ —	$ —	$ 58,060	$ 1,263	$ —	58,060

Futures Contracts
As of September 30, 2025, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 2 Year Notes	746	December 2025	$ 155,553,894	$ 155,465,235	$ (88,659)
U.S. Treasury 5 Year Notes	913	December 2025	99,822,380	99,695,321	(127,059)
U.S. Treasury Long Bonds	175	December 2025	20,084,640	20,403,906	319,266
U.S. Treasury Ultra Bonds	20	December 2025	2,385,248	2,401,250	16,002
Total Long Contracts					119,550
Short Contracts
U.S. Treasury 10 Year Notes	(162)	December 2025	(18,200,522)	(18,225,000)	(24,478)
U.S. Treasury 10 Year Ultra Bonds	(104)	December 2025	(11,967,683)	(11,968,125)	(442)
Total Short Contracts					(24,920)
Net Unrealized Appreciation					$ 94,630

1.	As of September 30, 2025, cash in the amount of $2,520,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2025.
Abbreviation(s):
CLO—Collateralized Loan Obligation
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
FREMF—Freddie Mac Multifamily
GNMA—Government National Mortgage Association
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
STACR—Structured Agency Credit Risk
TBA—To Be Announced
UMBS—Uniform Mortgage Backed Securities

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 103,888,236	$ —	$ 103,888,236
Corporate Bonds	—	211,614,255	—	211,614,255
Loan Assignments	—	13,027,703	—	13,027,703
Mortgage-Backed Securities	—	116,179,777	—	116,179,777
U.S. Government & Federal Agencies	—	257,268,626	—	257,268,626
Total Long-Term Bonds	—	701,978,597	—	701,978,597
Common Stocks	1,256,601,323	—	—	1,256,601,323
Short-Term Investments
Affiliated Investment Company	58,059,689	—	—	58,059,689
Unaffiliated Investment Company	2,559,255	—	—	2,559,255
Total Short-Term Investments	60,618,944	—	—	60,618,944
Total Investments in Securities	1,317,220,267	701,978,597	—	2,019,198,864
Other Financial Instruments
Futures Contracts (b)	335,268	—	—	335,268
Total Investments in Securities and Other Financial Instruments	$ 1,317,555,535	$ 701,978,597	$ —	$ 2,019,534,132
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (240,638)	$ —	$ —	$ (240,638)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI VP Dimensional U.S. Equity Portfolio
Portfolio of Investments September 30, 2025†^(Unaudited)
	Shares	Value
Common Stocks 100.0%
Aerospace & Defense 1.0%
Lockheed Martin Corp.	20,122	$ 10,045,104
Air Freight & Logistics 0.4%
United Parcel Service, Inc., Class B	49,811	4,160,713
Automobiles 0.2%
General Motors Co.	36,566	2,229,429
Beverages 2.4%
Coca-Cola Co. (The)	120,711	8,005,553
PepsiCo, Inc.	123,459	17,338,582
		25,344,135
Biotechnology 4.9%
AbbVie, Inc.	118,234	27,375,900
Amgen, Inc.	44,385	12,525,447
Gilead Sciences, Inc.	106,503	11,821,833
		51,723,180
Broadline Retail 0.2%
eBay, Inc.	24,000	2,182,800
Building Products 0.3%
Lennox International, Inc.	5,680	3,006,765
Capital Markets 2.1%
Ameriprise Financial, Inc.	19,409	9,534,671
LPL Financial Holdings, Inc.	15,698	5,222,568
Moody's Corp.	14,835	7,068,581
		21,825,820
Chemicals 0.7%
Sherwin-Williams Co. (The)	21,465	7,432,471
Commercial Services & Supplies 0.8%
Cintas Corp.	2,550	523,413
Veralto Corp.	519	55,331
Waste Management, Inc.	33,556	7,410,171
		7,988,915
Communications Equipment 0.7%
Motorola Solutions, Inc.	15,971	7,303,379
Construction & Engineering 0.0% ‡
EMCOR Group, Inc.	172	111,721

	Shares	Value
Common Stocks
Consumer Finance 0.5%
American Express Co.	16,417	$ 5,453,071
Consumer Staples Distribution & Retail 4.0%
Costco Wholesale Corp.	22,151	20,503,630
Kroger Co. (The)	134,423	9,061,454
Sysco Corp.	96,212	7,922,096
Target Corp.	44,327	3,976,132
		41,463,312
Distributors 0.1%
Pool Corp.	4,203	1,303,224
Electric Utilities 0.6%
NRG Energy, Inc.	41,367	6,699,386
Electrical Equipment 0.9%
Vertiv Holdings Co., Class A	62,117	9,370,971
Electronic Equipment, Instruments & Components 0.4%
CDW Corp.	27,434	4,369,687
Entertainment 1.0%
Netflix, Inc. (a)	7,761	9,304,818
Warner Music Group Corp., Class A	21,820	743,189
		10,048,007
Financial Services 7.4%
Corpay, Inc. (a)	13,551	3,903,501
Equitable Holdings, Inc.	48,023	2,438,608
Mastercard, Inc., Class A	51,984	29,569,019
Visa, Inc., Class A	122,542	41,833,388
		77,744,516
Food Products 0.3%
Hershey Co. (The)	15,728	2,941,922
Ground Transportation 1.2%
Union Pacific Corp.	52,151	12,326,932
Health Care Equipment & Supplies 0.8%
IDEXX Laboratories, Inc. (a)	13,422	8,575,181
Health Care Providers & Services 0.8%
Cencora, Inc.	17,987	5,621,477

	Shares	Value
Common Stocks
Health Care Providers & Services
DaVita, Inc. (a)	17,709	$ 2,352,995
		7,974,472
Hotels, Restaurants & Leisure 2.6%
Carnival Corp. (a)	40,971	1,184,472
Chipotle Mexican Grill, Inc. (a)	113,968	4,466,406
Darden Restaurants, Inc.	24,982	4,755,573
Expedia Group, Inc.	26,176	5,595,120
Las Vegas Sands Corp.	70,784	3,807,471
Royal Caribbean Cruises Ltd.	22,291	7,212,922
		27,021,964
Household Durables 0.0% ‡
NVR, Inc. (a)	11	88,381
Household Products 2.2%
Clorox Co. (The)	6,926	853,976
Colgate-Palmolive Co.	61,239	4,895,446
Kimberly-Clark Corp.	59,266	7,369,134
Procter & Gamble Co. (The)	64,012	9,835,444
		22,954,000
Independent Power and Renewable Electricity Producers 1.2%
Vistra Corp.	64,639	12,664,073
Industrial Conglomerates 0.0% ‡
3M Co.	698	108,316
Insurance 0.6%
Aon plc, Class A	4,113	1,466,613
Travelers Cos., Inc. (The)	12,935	3,611,711
Willis Towers Watson plc	3,424	1,182,821
		6,261,145
Interactive Media & Services 3.8%
Meta Platforms, Inc., Class A	54,787	40,234,477
IT Services 2.5%
Gartner, Inc. (a)	11,933	3,136,828
GoDaddy, Inc., Class A (a)	21,446	2,934,456
International Business Machines Corp.	70,392	19,861,807
		25,933,091
Life Sciences Tools & Services 0.5%
Medpace Holdings, Inc. (a)	3,697	1,900,850
Waters Corp. (a)	10,994	3,296,111
		5,196,961

	Shares	Value
Common Stocks
Machinery 2.3%
Caterpillar, Inc.	35,946	$ 17,151,634
Illinois Tool Works, Inc.	26,741	6,972,983
		24,124,617
Media 0.1%
Charter Communications, Inc., Class A (a)	5,662	1,557,644
Metals & Mining 0.1%
Southern Copper Corp.	8,764	1,063,599
Oil, Gas & Consumable Fuels 3.0%
Cheniere Energy, Inc.	45,362	10,659,162
Chevron Corp.	58,558	9,093,472
Devon Energy Corp.	135,718	4,758,273
Targa Resources Corp.	44,072	7,383,823
		31,894,730
Passenger Airlines 0.1%
United Airlines Holdings, Inc. (a)	6,580	634,970
Pharmaceuticals 5.2%
Bristol-Myers Squibb Co.	124,097	5,596,775
Eli Lilly & Co.	49,111	37,471,693
Johnson & Johnson	324	60,076
Merck & Co., Inc.	63,082	5,294,472
Zoetis, Inc.	40,381	5,908,548
		54,331,564
Professional Services 2.2%
Automatic Data Processing, Inc.	33,227	9,752,125
Booz Allen Hamilton Holding Corp.	16,845	1,683,658
Broadridge Financial Solutions, Inc.	1,021	243,172
Paychex, Inc.	45,436	5,759,467
Verisk Analytics, Inc.	20,244	5,091,568
		22,529,990
Semiconductors & Semiconductor Equipment 11.1%
KLA Corp.	13,035	14,059,551
Lam Research Corp.	98,144	13,141,481
NVIDIA Corp.	443,467	82,742,073
NXP Semiconductors NV	28,163	6,413,560
QUALCOMM, Inc.	2,380	395,937
		116,752,602
Software 14.8%
Adobe, Inc. (a)	32,764	11,557,501
AppLovin Corp., Class A (a)	53,076	38,137,229
Autodesk, Inc. (a)	16,774	5,328,597

	Shares	Value
Common Stocks
Software
Fortinet, Inc. (a)	15,061	$ 1,266,329
Manhattan Associates, Inc. (a)	5,072	1,039,659
Microsoft Corp.	115,691	59,922,153
Oracle Corp.	133,867	37,648,755
		154,900,223
Specialty Retail 7.5%
Best Buy Co., Inc.	45,739	3,458,783
Burlington Stores, Inc. (a)	13,978	3,557,401
Carvana Co. (a)	5,206	1,963,912
Dick's Sporting Goods, Inc.	12,725	2,827,750
Home Depot, Inc. (The)	65,791	26,657,855
Ross Stores, Inc.	59,865	9,122,827
TJX Cos., Inc. (The)	111,890	16,172,581
Tractor Supply Co.	119,352	6,787,548
Ulta Beauty, Inc. (a)	6,169	3,372,901
Williams-Sonoma, Inc.	25,274	4,939,803
		78,861,361
Technology Hardware, Storage & Peripherals 6.4%
Apple, Inc.	245,784	62,583,980
NetApp, Inc.	38,537	4,565,093
		67,149,073
Textiles, Apparel & Luxury Goods 0.3%
Lululemon Athletica, Inc. (a)	14,633	2,603,650
NIKE, Inc., Class B	732	51,042
		2,654,692
Trading Companies & Distributors 1.8%
United Rentals, Inc.	11,532	11,009,139
WW Grainger, Inc.	8,155	7,771,389
		18,780,528
Total Common Stocks (Cost $771,711,253)		1,047,323,114
Short-Term Investment 0.2%
Affiliated Investment Company 0.2%
NYLI U.S. Government Liquidity Fund, 4.027% (b)	1,957,107	1,957,107
Total Short-Term Investment (Cost $1,957,107)		1,957,107
Total Investments (Cost $773,668,360)	100.2%	1,049,280,221
Other Assets, Less Liabilities	(0.2)	(1,961,910)
Net Assets	100.0%	$ 1,047,318,311

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Current yield as of September 30, 2025.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 812	$ 68,748	$ (67,603)	$ —	$ —	$ 1,957	$ 78	$ —	1,957
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 1,047,323,114	$ —	$ —	$ 1,047,323,114
Short-Term Investment
Affiliated Investment Company	1,957,107	—	—	1,957,107
Total Investments in Securities	$ 1,049,280,221	$ —	$ —	$ 1,049,280,221

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI VP MacKay Convertible Portfolio
Portfolio of Investments September 30, 2025†^(Unaudited)
	Principal Amount	Value
Convertible Securities 87.1%
Convertible Bonds 79.2%
Aerospace & Defense 0.4%
AeroVironment, Inc.
(zero coupon), due 7/15/30	$ 4,625,000	$ 5,741,938
Automobile Components 0.9%
Patrick Industries, Inc.
1.75%, due 12/1/28	8,966,000	14,578,716
Automobiles 1.1%
Ford Motor Co.
(zero coupon), due 3/15/26	8,850,000	8,991,600
Rivian Automotive, Inc.
4.625%, due 3/15/29 (a)	8,137,000	8,451,292
		17,442,892
Biotechnology 7.4%
Alnylam Pharmaceuticals, Inc.
1.00%, due 9/15/27 (a)	5,744,000	9,454,624
BioMarin Pharmaceutical, Inc.
1.25%, due 5/15/27	8,118,000	7,716,159
Bridgebio Pharma, Inc.
2.25%, due 2/1/29	13,325,000	13,168,431
Exact Sciences Corp.
2.00%, due 3/1/30 (b)	16,691,000	17,394,116
Halozyme Therapeutics, Inc.
0.25%, due 3/1/27	20,829,000	23,927,314
Ionis Pharmaceuticals, Inc.
1.75%, due 6/15/28	12,349,000	17,111,083
Mirum Pharmaceuticals, Inc.
4.00%, due 5/1/29	10,440,000	25,123,860
		113,895,587
Broadline Retail 1.2%
Etsy, Inc.
0.125%, due 10/1/26	17,222,000	17,903,078
Commercial Services & Supplies 1.7%
Tetra Tech, Inc.
2.25%, due 8/15/28	24,804,000	26,881,335
Communications Equipment 2.0%
Lumentum Holdings, Inc.
0.50%, due 6/15/28	14,515,000	20,248,425
1.50%, due 12/15/29	4,236,000	10,234,176
		30,482,601

	Principal Amount	Value
Convertible Bonds
Construction & Engineering 0.8%
Fluor Corp.
1.125%, due 8/15/29	$ 10,096,000	$ 12,004,144
Consumer Finance 0.8%
Upstart Holdings, Inc.
1.00%, due 11/15/30 (b)	12,436,000	11,696,058
Consumer Staples Distribution & Retail 0.8%
Chefs' Warehouse, Inc. (The)
2.375%, due 12/15/28	8,827,000	12,781,496
Electric Utilities 2.1%
PG&E Corp.
4.25%, due 12/1/27	28,204,000	28,593,215
Southern Co. (The)
3.25%, due 6/15/28 (b)	3,035,000	3,079,008
		31,672,223
Electronic Equipment, Instruments & Components 4.4%
Advanced Energy Industries, Inc.
2.50%, due 9/15/28	19,979,000	27,760,820
Avnet, Inc.
1.75%, due 9/1/30 (b)	9,200,000	9,310,400
Mirion Technologies, Inc.
0.25%, due 6/1/30 (b)	9,354,000	11,545,175
OSI Systems, Inc.
2.25%, due 8/1/29	13,671,000	19,867,381
		68,483,776
Energy Equipment & Services 0.4%
Oil States International, Inc.
4.75%, due 4/1/26	6,051,000	6,057,051
Entertainment 3.3%
Liberty Media Corp.-Liberty Formula One
2.25%, due 8/15/27 (a)	14,461,000	19,211,438
Live Nation Entertainment, Inc.
2.875%, due 1/15/30 (b)	14,525,000	16,137,275
Sirius XM Holdings, Inc.
3.75%, due 3/15/28	14,595,000	15,251,775
		50,600,488
Financial Services 3.3%
Affirm Holdings, Inc.
0.75%, due 12/15/29 (b)	11,989,000	13,050,026
Euronet Worldwide, Inc.
0.625%, due 10/1/30 (b)	6,930,000	6,618,150

	Principal Amount	Value
Convertible Bonds
Financial Services
Global Payments, Inc.
1.50%, due 3/1/31 (a)	$ 13,205,000	$ 12,118,953
Shift4 Payments, Inc.
0.50%, due 8/1/27	19,960,000	19,692,187
		51,479,316
Food Products 2.2%
Freshpet, Inc.
3.00%, due 4/1/28	8,896,000	10,021,344
Post Holdings, Inc.
2.50%, due 8/15/27	20,980,000	23,592,010
		33,613,354
Ground Transportation 1.8%
Uber Technologies, Inc.
Series 2028
0.875%, due 12/1/28	18,821,000	27,713,922
Health Care Equipment & Supplies 7.4%
DexCom, Inc.
0.375%, due 5/15/28	14,468,000	13,205,667
Integer Holdings Corp.
1.875%, due 3/15/30 (b)	26,747,000	26,051,578
iRhythm Technologies, Inc.
1.50%, due 9/1/29	15,134,000	20,839,518
Lantheus Holdings, Inc.
2.625%, due 12/15/27	25,213,000	26,580,805
Merit Medical Systems, Inc.
3.00%, due 2/1/29 (b)	23,817,000	27,734,897
		114,412,465
Health Care REITs 2.7%
Welltower OP LLC
3.125%, due 7/15/29 (b)	27,920,000	41,070,320
Health Care Technology 0.5%
Teladoc Health, Inc.
1.25%, due 6/1/27 (a)	7,689,000	7,219,929
Hotels, Restaurants & Leisure 3.4%
Carnival Corp.
5.75%, due 12/1/27	8,457,000	18,909,304
DoorDash, Inc.
(zero coupon), due 5/15/30 (b)	11,595,000	13,206,705
Expedia Group, Inc.
(zero coupon), due 2/15/26	2,758,000	2,784,201

	Principal Amount	Value
Convertible Bonds
Hotels, Restaurants & Leisure
NCL Corp. Ltd.
1.125%, due 2/15/27	$ 17,380,000	$ 17,831,880
		52,732,090
Household Durables 1.0%
Meritage Homes Corp.
1.75%, due 5/15/28 (a)	15,293,000	15,728,272
IT Services 3.3%
Akamai Technologies, Inc.
0.375%, due 9/1/27	19,295,000	18,503,905
Cloudflare, Inc.
(zero coupon), due 6/15/30 (b)	11,620,000	13,223,560
Snowflake, Inc.
(zero coupon), due 10/1/27 (a)	12,819,000	19,478,470
		51,205,935
Life Sciences Tools & Services 0.3%
Tempus AI, Inc.
0.75%, due 7/15/30 (b)	3,270,000	4,112,025
Machinery 0.7%
Greenbrier Cos., Inc. (The)
2.875%, due 4/15/28	9,472,000	10,174,349
Media 0.6%
Liberty Broadband Corp.
3.125%, due 3/31/53 (b)	9,771,000	9,668,404
Metals & Mining 1.0%
MP Materials Corp.
3.00%, due 3/1/30 (b)	4,644,000	14,805,072
Oil, Gas & Consumable Fuels 0.9%
Northern Oil & Gas, Inc.
3.625%, due 4/15/29	13,890,000	13,962,922
Professional Services 1.7%
Parsons Corp.
2.625%, due 3/1/29	12,237,000	13,980,772
Planet Labs PBC
0.50%, due 10/15/30 (b)	9,280,000	12,551,200
		26,531,972

	Principal Amount	Value
Convertible Bonds
Semiconductors & Semiconductor Equipment 3.8%
Impinj, Inc.
1.125%, due 5/15/27	$ 4,870,000	$ 8,149,945
MKS, Inc.
1.25%, due 6/1/30	16,357,000	17,951,807
Nova Ltd.
(zero coupon), due 9/15/30 (b)	8,545,000	10,293,683
ON Semiconductor Corp.
(zero coupon), due 5/1/27	13,475,000	15,368,238
Synaptics, Inc.
0.75%, due 12/1/31 (b)	7,650,000	7,550,550
		59,314,223
Software 12.9%
CyberArk Software Ltd.
(zero coupon), due 6/15/30 (b)	8,888,000	9,891,438
Datadog, Inc.
(zero coupon), due 12/1/29 (a)(b)	15,880,000	15,760,900
Dropbox, Inc.
(zero coupon), due 3/1/28	12,063,000	12,479,173
Five9, Inc.
1.00%, due 3/15/29	6,540,000	5,810,790
Guidewire Software, Inc.
1.25%, due 11/1/29 (b)	12,490,000	14,557,383
Life360, Inc.
(zero coupon), due 6/1/30 (b)	7,880,000	11,618,075
Nebius Group NV
1.00%, due 9/15/30 (b)	6,928,000	8,074,584
Nutanix, Inc.
0.25%, due 10/1/27	18,104,000	24,956,364
Progress Software Corp.
3.50%, due 3/1/30	12,268,000	12,369,211
Q2 Holdings, Inc.
0.75%, due 6/1/26	11,971,000	12,443,855
Rapid7, Inc.
1.25%, due 3/15/29	6,375,000	5,659,961
Rubrik, Inc.
(zero coupon), due 6/15/30 (b)	6,970,000	7,067,580
Tyler Technologies, Inc.
0.25%, due 3/15/26	15,238,000	16,761,800
Unity Software, Inc.
(zero coupon), due 3/15/30 (a)(b)	11,474,000	15,525,756
Vertex, Inc.
0.75%, due 5/1/29	8,938,000	9,116,760
Workiva, Inc.
1.25%, due 8/15/28	8,290,000	8,196,738
Zscaler, Inc.
(zero coupon), due 7/15/28 (b)	8,100,000	8,051,400
		198,341,768

	Principal Amount	Value
Convertible Bonds
Specialty Retail 0.9%
Burlington Stores, Inc.
1.25%, due 12/15/27	$ 10,100,000	$ 13,650,150
Technology Hardware, Storage & Peripherals 3.5%
Seagate HDD Cayman
3.50%, due 6/1/28	10,608,000	30,570,930
Western Digital Corp.
3.00%, due 11/15/28	7,380,000	23,689,800
		54,260,730
Total Convertible Bonds (Cost $1,055,243,036)		1,220,218,601

	Shares

Convertible Preferred Stocks 7.9%
Aerospace & Defense 1.5%
Boeing Co. (The)
6.00%	339,400	23,612,058
Capital Markets 0.6%
Ares Management Corp.
Series B
6.75% (a)	199,650	9,920,609
Electric Utilities 0.5%
NextEra Energy, Inc.
7.299%	154,050	7,682,474
Financial Services 1.4%
Apollo Global Management, Inc.
6.75%	308,350	21,670,838
Semiconductors & Semiconductor Equipment 1.0%
Microchip Technology, Inc.
7.50% (a)	247,350	14,601,070
Technology Hardware, Storage & Peripherals 1.1%
Hewlett Packard Enterprise Co.
7.625%	252,600	17,151,540

	Shares	Value
Convertible Preferred Stocks
Trading Companies & Distributors 1.8%
QXO, Inc.
5.50%	493,888	$ 27,158,901
Total Convertible Preferred Stocks (Cost $103,146,184)		121,797,490
Total Convertible Securities (Cost $1,158,389,220)		1,342,016,091
Short-Term Investments 16.4%
Affiliated Investment Company 12.1%
NYLI U.S. Government Liquidity Fund, 4.027% (c)(d)	186,172,312	186,172,312
Unaffiliated Investment Companies 4.3%
Invesco Government & Agency Portfolio, 4.131% (d)(e)	56,002,165	56,002,165
Morgan Stanley Institutional Liquidity Fund Government Portfolio, 4.141% (d)(e)	10,000,000	10,000,000
		66,002,165
Total Short-Term Investments (Cost $252,174,477)		252,174,477
Total Investments (Cost $1,410,563,697)	103.5%	1,594,190,568
Other Assets, Less Liabilities	(3.5)	(53,356,225)
Net Assets	100.0%	$ 1,540,834,343

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of September 30, 2025, the aggregate market value of securities on loan was $63,845,494. The Portfolio received cash collateral with a value of $66,002,165.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	As of September 30, 2025, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(d)	Current yield as of September 30, 2025.
(e)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 37,190	$ 609,278	$ (460,296)	$ —	$ —	$ 186,172	$ 1,603	$ —	186,172
Abbreviation(s):
REIT—Real Estate Investment Trust

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Convertible Securities
Convertible Bonds	$ —	$ 1,220,218,601	$ —	$ 1,220,218,601
Convertible Preferred Stocks	121,797,490	—	—	121,797,490
Total Convertible Securities	121,797,490	1,220,218,601	—	1,342,016,091
Short-Term Investments
Affiliated Investment Company	186,172,312	—	—	186,172,312
Unaffiliated Investment Companies	66,002,165	—	—	66,002,165
Total Short-Term Investments	252,174,477	—	—	252,174,477
Total Investments in Securities	$ 373,971,967	$ 1,220,218,601	$ —	$ 1,594,190,568

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI VP MacKay U.S. Infrastructure Bond Portfolio
Portfolio of Investments September 30, 2025†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 99.1%
Corporate Bonds 4.9%
Commercial Services 2.0%
Chapman University
Series 2021
1.867%, due 4/1/29	$ 1,000,000	$ 913,129
President and Fellows of Harvard College
4.887%, due 3/15/30	1,000,000	1,029,736
Toll Road Investors Partnership II LP (a)
(zero coupon), due 2/15/39	2,000,000	741,432
(zero coupon), due 2/15/49	2,000,000	308,847
Trustees of Princeton University (The)
4.647%, due 7/1/30	725,000	740,092
5.70%, due 3/1/39	1,000,000	1,077,540
		4,810,776
Healthcare-Services 2.9%
Lifespan Corp.
Series 2025
5.05%, due 2/15/30	1,630,000	1,644,949
Marshfield Clinic Health System, Inc.
Series 2024
5.75%, due 2/15/34	1,500,000	1,546,185
Southeast Alaska Regional Health Consortium
2.262%, due 7/1/31	1,055,000	900,282
Sutter Health
Series 2025
5.213%, due 8/15/32	1,500,000	1,552,653
Series 2025
5.537%, due 8/15/35	1,000,000	1,048,862
		6,692,931
Total Corporate Bonds (Cost $11,356,067)		11,503,707
Municipal Bonds 94.2%
Alabama 1.0%
Black Belt Energy Gas District, Gas Project Revenue Bonds
Series B
5.00%, due 10/1/35	1,560,000	1,630,469
Series D
5.00%, due 12/1/55	650,000	712,428
		2,342,897
Arizona 1.1%
City of Phoenix Civic Improvement Corp., Water System Revenue Bonds, Junior Lien
Series C
1.939%, due 7/1/30	2,775,000	2,534,240

	Principal Amount	Value
Municipal Bonds
California 14.4%
Alameda Corridor Transportation Authority Revenue Bonds, Sub. Lien
Series B, Insured: AG-CR AMBAC
(zero coupon), due 10/1/31	$ 1,000,000	$ 762,300
Series B, Insured: BAM AMBAC
(zero coupon), due 10/1/32	1,000,000	734,829
Alameda Corridor Transportation Authority Revenue Bonds, Senior Lien
Series C, Insured: NATL-RE
(zero coupon), due 10/1/33	3,000,000	2,059,879
Series C, Insured: BHAC-CR NATL-RE
6.60%, due 10/1/29	2,000,000	2,117,097
Antelope Valley Community College District Unlimited General Obligation
2.321%, due 8/1/34	2,000,000	1,693,760
California Community Choice Financing Authority, Clean Energy Project Revenue Bonds
Series B
5.00%, due 1/1/55 (b)	2,000,000	2,119,125
California Infrastructure & Economic Development Bank, J. David Gladstone Institutes Project (The) Revenue Bonds
4.00%, due 10/1/39	500,000	406,017
California Public Finance Authority, PIH Health, Inc. Obligated Group Revenue Bonds
Series B, Insured: AG
5.447%, due 6/1/34	930,000	963,283
California State University Revenue Bonds
Series B
5.208%, due 11/1/37	1,075,000	1,113,309
City of Los Angeles Unlimited General Obligation
Series A
2.15%, due 9/1/32	1,000,000	867,597
City of Los Angeles, Wastewater System Revenue Bonds
Series B
5.291%, due 6/1/34	1,000,000	1,054,812
City of Los Angeles, Sustainable Bond Unlimited General Obligation
Series A
5.50%, due 9/1/32	1,000,000	1,077,914
City of San Francisco, Public Utilities Commission Water Revenue Bonds
Series A
2.803%, due 11/1/31	2,065,000	1,918,285

	Principal Amount	Value
Municipal Bonds
California
Los Angeles County Public Works Financing Authority Revenue Bonds
Series B
7.618%, due 8/1/40	$ 500,000	$ 598,429
Los Angeles Department of Water & Power, Power System Revenue Bonds
Series D
6.574%, due 7/1/45	1,250,000	1,333,167
Los Angeles Unified School District Revenue Bonds
Series A
5.255%, due 10/1/37	750,000	773,266
Palomar Community College District Unlimited General Obligation
2.173%, due 8/1/33	2,145,000	1,829,018
San Diego Community College District Unlimited General Obligation
Series A-2
5.75%, due 8/1/30	1,000,000	1,082,608
San Diego County Water Authority, Sustainable Bond Revenue Bonds
Series A
1.531%, due 5/1/30	2,000,000	1,797,946
State of California Unlimited General Obligation
5.15%, due 9/1/34	500,000	522,048
7.55%, due 4/1/39	3,440,000	4,201,743
University of California Revenue Bonds
Series BG
1.614%, due 5/15/30	4,250,000	3,848,173
William S Hart Union High School District Unlimited General Obligation
(zero coupon), due 8/1/32	1,000,000	745,710
		33,620,315
Colorado 1.9%
Colorado Housing and Finance Authority Revenue Bonds
Series E-1, Insured: GNMA / FNMA / FHLMC
6.00%, due 5/1/49	1,895,000	1,995,053
Series D-1, Class I, Insured: GNMA / FNMA / FHLMC
6.25%, due 5/1/55	1,000,000	1,059,211
Metro Water Recovery Revenue Bonds
Series B
2.813%, due 4/1/32	1,500,000	1,393,877
		4,448,141

	Principal Amount	Value
Municipal Bonds
Connecticut 2.2%
Connecticut Housing Finance Authority Revenue Bonds
Series A-2, Insured: GNMA / FNMA / FHLMC
5.41%, due 5/15/55	$ 1,500,000	$ 1,531,681
State of Connecticut Unlimited General Obligation
Series A
4.648%, due 5/15/33	1,500,000	1,539,851
Series A
4.846%, due 5/1/33	2,000,000	2,078,936
		5,150,468
District of Columbia 1.7%
District of Columbia, Georgetown University Revenue Bonds
Series B
5.751%, due 4/1/35	1,000,000	1,065,286
District of Columbia, Howard University Revenue Bonds
Series B, Insured: BAM
7.625%, due 10/1/35	1,500,000	1,742,829
District of Columbia Income Tax Revenue Bonds
Series B
4.818%, due 6/1/34	1,000,000	1,029,887
		3,838,002
Florida 1.0%
County of Miami-Dade, Seaport Department Revenue Bonds
Series A-3, Insured: AG
2.312%, due 10/1/33	1,000,000	848,589
Sumter Landing Community Development District Revenue Bonds
Insured: AG
4.981%, due 10/1/31	1,395,000	1,455,629
		2,304,218
Georgia 0.9%
City of Atlanta, Airport Customer Facility Charge Revenue Bonds
Series A
4.896%, due 7/1/34	1,125,000	1,143,188
Oglethorpe Power Corp. Revenue Bonds
Insured: NATL-RE
5.534%, due 1/1/35 (a)	1,000,000	1,043,192
		2,186,380

	Principal Amount	Value
Municipal Bonds
Hawaii 2.7%
State of Hawaii Unlimited General Obligation
Series FZ
1.695%, due 8/1/32	$ 4,500,000	$ 3,824,301
Series FZ
2.245%, due 8/1/38	1,000,000	754,277
Series GE
2.80%, due 10/1/38	1,000,000	803,634
Series GN
4.936%, due 10/1/37	1,000,000	1,013,519
		6,395,731
Idaho 3.1%
City of Boise City, Airport Revenue Bonds
Insured: BAM
5.376%, due 9/1/32	1,000,000	1,061,289
Idaho Housing & Finance Association Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
6.00%, due 1/1/65	1,995,000	2,087,735
Series D, Insured: GNMA / FNMA / FHLMC
6.25%, due 1/1/56	1,265,000	1,350,899
Series E, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/56	1,500,000	1,615,272
Idaho Housing & Finance Association, Single-Family Mortgage Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/54	975,000	1,033,673
		7,148,868
Illinois 7.9%
Chicago O'Hare International Airport Revenue Bonds, Senior Lien
Series D
2.346%, due 1/1/30	3,785,000	3,541,261
Illinois Housing Development Authority Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
5.229%, due 10/1/34	1,000,000	1,011,033
Series B, Insured: GNMA / FNMA / FHLMC
5.329%, due 10/1/35	1,000,000	1,007,875
Sales Tax Securitization Corp. Revenue Bonds, Second Lien
Series B
3.057%, due 1/1/34	4,000,000	3,603,368
Series B
4.847%, due 1/1/31	1,000,000	1,031,765

	Principal Amount	Value
Municipal Bonds
Illinois
State of Illinois Revenue Bonds
4.62%, due 6/15/38	$ 1,300,000	$ 1,284,912
State of Illinois Unlimited General Obligation
Series A
5.277%, due 5/1/31	4,000,000	4,161,845
Series 3
6.725%, due 4/1/35	2,692,308	2,862,213
		18,504,272
Indiana 0.9%
Evansville Waterworks District Revenue Bonds
Insured: BAM
2.458%, due 1/1/32	2,400,000	2,164,816
Iowa 1.8%
Iowa Finance Authority Revenue Bonds
Series F, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/55	1,000,000	1,076,395
Iowa Student Loan Liquidity Corp. Revenue Bonds, Senior Lien
Series A
5.343%, due 12/1/34	1,000,000	1,001,352
Series A
5.426%, due 12/1/35	1,000,000	1,012,835
Series A
5.908%, due 12/1/45	1,000,000	1,019,363
		4,109,945
Kentucky 0.9%
Kentucky Higher Education Student Loan Corp. Revenue Bonds
Series A-2
6.195%, due 6/1/40	2,000,000	2,083,553
Louisiana 0.4%
Louisiana Energy & Power Authority Revenue Bonds
Series A, Insured: AG
2.332%, due 6/1/32	1,060,000	926,840

	Principal Amount	Value
Municipal Bonds
Maryland 0.4%
City of Baltimore Unlimited General Obligation
Series B
5.35%, due 10/15/42	$ 1,000,000	$ 1,016,686
Massachusetts 6.5%
Commonwealth of Massachusetts Limited General Obligation
Series E
1.67%, due 11/1/31	1,920,000	1,674,283
Series D
2.663%, due 9/1/39	2,897,261	2,436,286
Commonwealth of Massachusetts, COVID-19 Recovery Assessment Revenue Bonds
Series A
3.769%, due 7/15/29	3,000,000	2,993,596
Massachusetts Educational Financing Authority Revenue Bonds, Senior Lien
Series A
5.95%, due 7/1/44	2,185,000	2,224,378
Series A
6.166%, due 7/1/50	5,500,000	5,610,825
Town of Marshfield Limited General Obligation
2.00%, due 9/15/33	300,000	264,520
		15,203,888
Minnesota 1.1%
Minnesota Housing Finance Agency Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
1.58%, due 2/1/51	712,049	537,628
Series A, Insured: GNMA / FNMA / FHLMC
6.125%, due 7/1/55	990,000	1,040,609
Series J, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/54	990,000	1,046,607
		2,624,844
Mississippi 0.9%
State of Mississippi Unlimited General Obligation
Series A
1.732%, due 11/1/32	2,500,000	2,146,314

	Principal Amount	Value
Municipal Bonds
Missouri 0.2%
Missouri Housing Development Commission, First Place Homeownership Loan Program Revenue Bonds
Series G, Insured: GNMA / FNMA / FHLMC
6.00%, due 5/1/56	$ 400,000	$ 423,603
New Hampshire 1.1%
New Hampshire Business Finance Authority, Wheeling Power Co. Revenue Bonds
Series A
6.89%, due 4/1/34 (a)	1,500,000	1,574,221
New Hampshire Health and Education Facilities Authority Act, Granite Edvance Corp. Revenue Bonds
Series A
5.04%, due 11/1/34	1,000,000	1,002,884
		2,577,105
New Jersey 2.0%
New Jersey Economic Development Authority Revenue Bonds
Series NNN
3.77%, due 6/15/31	2,500,000	2,446,637
Rutgers The State University of New Jersey Revenue Bonds
Series S
2.093%, due 5/1/33	2,510,000	2,154,478
		4,601,115
New York 13.3%
City of New York, Fiscal of 2021 Unlimited General Obligation
Series D
1.923%, due 8/1/31	4,000,000	3,530,086
City of New York Unlimited General Obligation
Series H
5.75%, due 2/1/38	500,000	532,469
Metropolitan Transportation Authority Revenue Bonds
Series C
7.336%, due 11/15/39	1,000,000	1,195,940
New York City Housing Development Corp., 8 Spruce Street Revenue Bonds
Class A
5.458%, due 12/15/31	2,500,000	2,571,317
Class B
6.033%, due 12/15/31	1,000,000	1,029,766
Class B
6.033%, due 12/15/31	1,000,000	1,029,766

	Principal Amount	Value
Municipal Bonds
New York
New York City Transitional Finance Authority, Future Tax Secured Revenue Bonds
Series D-3
2.40%, due 11/1/32	$ 4,000,000	$ 3,519,991
Series F-2
3.05%, due 5/1/27	1,020,000	1,009,785
Series G-2
4.91%, due 5/1/32	1,000,000	1,032,979
Series G-3
5.01%, due 5/1/34	1,500,000	1,547,363
New York Power Authority Revenue Bonds
Series A, Insured: AG
5.749%, due 11/15/33	2,115,000	2,277,193
New York State Dormitory Authority, State of New York Personal Income Tax Revenue Bonds
Series C
2.202%, due 3/15/34	2,620,000	2,224,205
New York State Dormitory Authority, Roswell Park Cancer Institute Corp. Obligated Group Revenue Bonds
Series B, Insured: AG
4.84%, due 7/1/32	1,500,000	1,530,373
New York State Dormitory Authority, New York University Revenue Bonds
Series B
5.228%, due 7/1/35	4,000,000	4,163,933
State of New York Mortgage Agency Homeowner Mortgage Revenue Bonds
Series 268, Insured: SONYMA
6.25%, due 10/1/55	1,000,000	1,055,595
Triborough Bridge & Tunnel Authority Revenue Bonds
Series B
5.50%, due 11/15/39	1,000,000	1,034,035
United Nations Development Corp. Revenue Bonds
Series A
5.661%, due 8/1/36	1,465,000	1,575,221
		30,860,017
North Carolina 0.9%
City of Charlotte Certificate of Participation
5.004%, due 6/1/35	2,100,000	2,185,321

	Principal Amount	Value
Municipal Bonds
Ohio 2.7%
Brecksville-Broadview Heights City School District Unlimited General Obligation
3.507%, due 12/1/47	$ 1,000,000	$ 765,106
City of Columbus Unlimited General Obligation
Series C
4.778%, due 8/15/32	1,000,000	1,038,635
Columbus Metropolitan Housing Authority, Riverside Sunshine Phase II LLC Revenue Bonds
5.375%, due 9/1/28	1,000,000	1,015,841
JobsOhio Beverage System Revenue Bonds
Series B
3.985%, due 1/1/29	2,240,000	2,244,196
Series B
4.532%, due 1/1/35	300,000	300,819
Northeast Ohio Regional Sewer District Revenue Bonds
1.777%, due 11/15/31	1,080,000	955,043
		6,319,640
Oklahoma 1.3%
Oklahoma Municipal Power Authority Revenue Bonds
Series B, Insured: AG
2.501%, due 1/1/35	3,460,000	2,948,416
Oregon 5.2%
Oregon State Lottery Revenue Bonds
Series B
5.031%, due 4/1/35	3,100,000	3,217,459
Series B, Insured: Moral Obligation
5.093%, due 4/1/34	2,000,000	2,091,225
Port of Morrow, Bonneville Cooperation Project No. 4 Revenue Bonds
Series 1
2.987%, due 9/1/36	1,000,000	872,705
Port of Morrow, Bonneville Power Administration Revenue Bonds
3.521%, due 9/1/27	1,380,000	1,373,141
4.839%, due 9/1/31	1,250,000	1,295,051
State of Oregon, Article XI-Q State Projects Unlimited General Obligation
Series B
5.174%, due 5/1/35	1,000,000	1,058,094
Series B
5.304%, due 5/1/36	1,000,000	1,060,917

	Principal Amount	Value
Municipal Bonds
Oregon
State of Oregon, Article XI-Q State Projects Unlimited General Obligation
Series B
5.424%, due 5/1/37	$ 1,000,000	$ 1,062,560
		12,031,152
Pennsylvania 1.5%
City of Philadelphia Unlimited General Obligation
Series B
4.846%, due 8/1/31	1,000,000	1,032,672
Commonwealth Financing Authority Revenue Bonds
Series C
3.058%, due 6/1/34	1,535,000	1,374,596
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University Revenue Bonds
Series C, Insured: AG
5.362%, due 11/1/37	1,000,000	1,032,643
		3,439,911
Rhode Island 0.9%
Rhode Island Housing & Mortgage Finance Corp., Homeownership Opportunity Revenue Bonds
Series 85-T, Insured: GNMA
6.25%, due 10/1/53	1,000,000	1,056,477
Rhode Island Student Loan Authority Revenue Bonds, Senior Lien
Series 1
5.714%, due 12/1/44	1,000,000	1,007,179
		2,063,656
South Carolina 1.0%
South Carolina Public Service Authority Revenue Bonds
Series C
5.01%, due 12/1/32	1,000,000	1,025,324
Series C, Insured: AG
5.247%, due 12/1/35	1,245,000	1,305,574
		2,330,898
Texas 9.5%
City of Houston, Combined Utility System Revenue Bonds, First Lien
Series E
3.973%, due 11/15/31	2,000,000	1,994,783
City of San Antonio Limited General Obligation
5.635%, due 2/1/26	1,000,000	1,002,798

	Principal Amount	Value
Municipal Bonds
Texas
Denton Independent School District Unlimited General Obligation
Series A, Insured: PSF-GTD
1.677%, due 8/15/32	$ 1,760,000	$ 1,506,256
Keller Independent School District Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/31	240,000	249,636
Insured: PSF-GTD
5.00%, due 2/15/31	1,560,000	1,626,626
Northwest Independent School District Unlimited General Obligation
Series A, Insured: PSF-GTD
1.776%, due 2/15/31	2,910,000	2,599,202
State of Texas, State Water Plan (c) Unlimited General Obligation
Series F
4.389%, due 8/1/33	1,600,000	1,614,796
Series F
4.459%, due 8/1/34	2,100,000	2,117,314
State of Texas Unlimited General Obligation
5.057%, due 10/1/37	3,250,000	3,382,847
Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center Obligated Group Revenue Bonds
Insured: AG
2.901%, due 9/1/35	1,000,000	855,572
Texas Natural Gas Securitization Finance Corp., Winter Storm URI Revenue Bonds
Series A-1
5.102%, due 4/1/35	4,960,610	5,114,085
		22,063,915
U.S. Virgin Islands 0.5%
Virgin Islands Water & Power Authority, Electric System Revenue Bonds
Series C, Insured: AG
6.85%, due 7/1/35	1,000,000	1,075,104
Utah 1.7%
City of Salt Lake City, Sales and Excise Tax Revenue Bonds
Series B
2.879%, due 4/1/32	1,000,000	930,815
Utah Housing Corp. Revenue Bonds
Series D, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/55	1,000,000	1,067,927

	Principal Amount	Value
Municipal Bonds
Utah
Utah Housing Corp. Revenue Bonds
Series I, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/55	$ 1,000,000	$ 1,086,195
Utah Transit Authority Revenue Bonds
1.783%, due 12/15/30	1,000,000	898,433
		3,983,370
Washington 1.1%
County of King Limited General Obligation
Series C
2.26%, due 12/1/33	3,000,000	2,593,286
West Virginia 0.5%
County of Ohio, Special District Excise Tax Revenue Bonds
Series A-1
8.25%, due 3/1/35	1,000,000	1,076,232
Total Municipal Bonds (Cost $212,126,382)		219,323,159
Total Long-Term Bonds (Cost $223,482,449)		230,826,866

	Shares

Short-Term Investment 1.6%
Unaffiliated Investment Company 1.6%
Dreyfus Government Cash Management - Institutional Shares, 4.057% (d)	3,784,033	3,784,033
Total Short-Term Investment (Cost $3,784,033)		3,784,033
Total Investments (Cost $227,266,482)	100.7%	234,610,899
Other Assets, Less Liabilities	(0.7)	(1,639,073)
Net Assets	100.0%	$ 232,971,826

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of September 30, 2025.
(c)	Delayed delivery security.
(d)	Current yield as of September 30, 2025.

Futures Contracts
As of September 30, 2025, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury 10 Year Ultra Bonds	(61)	December 2025	$ (6,946,328)	$ (7,019,766)	$ (73,438)

1.	As of September 30, 2025, cash in the amount of $155,550 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2025.
Abbreviation(s):
AG—Assured Guaranty
AMBAC—Ambac Assurance Corp.
BAM—Build America Mutual Assurance Co.
CR—Custodial Receipts
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
NATL-RE—National Public Finance Guarantee Corp.
PSF-GTD—Permanent School Fund Guaranteed
SONYMA—State of New York Mortgage Agency
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$ —	$ 11,503,707	$ —	$ 11,503,707
Municipal Bonds	—	219,323,159	—	219,323,159
Total Long-Term Bonds	—	230,826,866	—	230,826,866
Short-Term Investment
Unaffiliated Investment Company	3,784,033	—	—	3,784,033
Total Investments in Securities	$ 3,784,033	$ 230,826,866	$ —	$ 234,610,899
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (73,438)	$ —	$ —	$ (73,438)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI VP Wellington Growth Portfolio
Portfolio of Investments September 30, 2025†^(Unaudited)
	Shares	Value
Common Stocks 98.5%
Aerospace & Defense 2.1%
GE Aerospace	46,245	$ 13,911,421
Automobiles 3.1%
Tesla, Inc. (a)	46,697	20,767,090
Broadline Retail 5.3%
Amazon.com, Inc. (a)	160,555	35,253,061
Capital Markets 6.9%
Ares Management Corp.	37,719	6,030,891
Goldman Sachs Group, Inc. (The)	7,247	5,771,148
KKR & Co., Inc.	78,251	10,168,717
MSCI, Inc.	4,579	2,598,170
Nasdaq, Inc.	63,388	5,606,669
S&P Global, Inc.	20,650	10,050,562
Tradeweb Markets, Inc., Class A	53,089	5,891,817
		46,117,974
Commercial Services & Supplies 0.7%
Waste Connections, Inc.	26,896	4,728,317
Communications Equipment 1.5%
Arista Networks, Inc. (a)	69,763	10,165,167
Consumer Finance 1.1%
American Express Co.	22,040	7,320,806
Electrical Equipment 1.2%
GE Vernova, Inc.	13,562	8,339,274
Entertainment 4.4%
Netflix, Inc. (a)	15,657	18,771,490
Spotify Technology SA (a)	15,728	10,978,144
		29,749,634
Financial Services 4.9%
Corpay, Inc. (a)	5,161	1,486,678
Mastercard, Inc., Class A	43,023	24,471,912
Visa, Inc., Class A	20,461	6,984,976
		32,943,566
Ground Transportation 1.2%
Uber Technologies, Inc. (a)	84,216	8,250,642
Health Care Equipment & Supplies 1.4%
Intuitive Surgical, Inc. (a)	7,234	3,235,262

	Shares	Value
Common Stocks
Health Care Equipment & Supplies
Stryker Corp.	17,343	$ 6,411,187
		9,646,449
Health Care REITs 1.9%
Welltower, Inc.	69,834	12,440,229
Hotels, Restaurants & Leisure 2.2%
Chipotle Mexican Grill, Inc. (a)	127,234	4,986,301
DraftKings, Inc., Class A (a)	110,241	4,123,013
Hilton Worldwide Holdings, Inc.	20,671	5,362,884
		14,472,198
Interactive Media & Services 11.2%
Alphabet, Inc., Class C	174,744	42,558,901
Meta Platforms, Inc., Class A	44,137	32,413,330
		74,972,231
IT Services 1.1%
Shopify, Inc., Class A (a)	51,304	7,624,287
Pharmaceuticals 1.8%
Eli Lilly & Co.	15,541	11,857,783
Professional Services 0.8%
TransUnion	67,484	5,653,810
Semiconductors & Semiconductor Equipment 23.8%
Analog Devices, Inc.	27,440	6,742,008
ARM Holdings plc, ADR (a)	13,867	1,962,042
ASML Holding NV (Registered), ADR	9,336	9,038,088
Broadcom, Inc.	119,568	39,446,679
KLA Corp.	7,739	8,347,285
Monolithic Power Systems, Inc.	6,101	5,616,825
NVIDIA Corp.	433,550	80,891,759
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	26,899	7,512,622
		159,557,308
Software 14.1%
Figma, Inc., Class A (a)(b)	1,700	88,179
HubSpot, Inc. (a)	13,915	6,509,437
Intuit, Inc.	10,849	7,408,891
Microsoft Corp.	117,196	60,701,668
Palantir Technologies, Inc., Class A (a)	12,370	2,256,536
ServiceNow, Inc. (a)	9,015	8,296,324
Synopsys, Inc. (a)	12,147	5,993,208
Unity Software, Inc. (a)	88,806	3,555,792
		94,810,035

	Shares	Value
Common Stocks
Specialty Retail 2.3%
Home Depot, Inc. (The)	23,896	$ 9,682,420
TJX Cos., Inc. (The)	39,097	5,651,081
		15,333,501
Technology Hardware, Storage & Peripherals 5.5%
Apple, Inc.	145,934	37,159,174
Total Common Stocks (Cost $452,088,625)		661,073,957
Short-Term Investments 1.4%
Affiliated Investment Company 1.4%
NYLI U.S. Government Liquidity Fund, 4.027% (c)	9,255,237	9,255,237
Unaffiliated Investment Company 0.0% ‡
Invesco Government & Agency Portfolio, 4.131% (c)(d)	92,171	92,171
Total Short-Term Investments (Cost $9,347,408)		9,347,408
Total Investments (Cost $461,436,033)	99.9%	670,421,365
Other Assets, Less Liabilities	0.1	701,426
Net Assets	100.0%	$ 671,122,791

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of September 30, 2025, the aggregate market value of securities on loan was $88,127. The Portfolio received cash collateral with a value of $92,171.
(c)	Current yield as of September 30, 2025.
(d)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 2,999	$ 96,786	$ (90,530)	$ —	$ —	$ 9,255	$ 360	$ —	9,255

Abbreviation(s):
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 661,073,957	$ —	$ —	$ 661,073,957
Short-Term Investments
Affiliated Investment Company	9,255,237	—	—	9,255,237
Unaffiliated Investment Company	92,171	—	—	92,171
Total Short-Term Investments	9,347,408	—	—	9,347,408
Total Investments in Securities	$ 670,421,365	$ —	$ —	$ 670,421,365

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI VP MacKay High Yield Corporate Bond Portfolio
Portfolio of Investments September 30, 2025†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 97.7%
Convertible Bonds 0.3%
Energy-Alternate Sources 0.1%
XPLR Infrastructure LP
2.50%, due 6/15/26 (a)	$ 2,525,000	$ 2,468,188
Media 0.2%
Cable One, Inc.
(zero coupon), due 3/15/26	1,570,000	1,533,112
1.125%, due 3/15/28	5,775,000	4,943,400
		6,476,512
Total Convertible Bonds (Cost $9,437,971)		8,944,700
Corporate Bonds 90.8%
Advertising 1.3%
Clear Channel Outdoor Holdings, Inc. (a)
7.125%, due 2/15/31	1,900,000	1,963,939
7.75%, due 4/15/28	4,100,000	4,092,544
Lamar Media Corp.
3.625%, due 1/15/31	8,500,000	7,908,652
3.75%, due 2/15/28	4,745,000	4,613,091
4.00%, due 2/15/30	6,750,000	6,462,019
4.875%, due 1/15/29	2,570,000	2,546,927
Outfront Media Capital LLC (a)
4.25%, due 1/15/29	1,000,000	960,491
4.625%, due 3/15/30	1,500,000	1,441,636
5.00%, due 8/15/27	6,070,000	6,039,496
		36,028,795
Aerospace & Defense 3.1%
AAR Escrow Issuer LLC
6.75%, due 3/15/29 (a)	2,750,000	2,830,918
Bombardier, Inc.
6.75%, due 6/15/33 (a)	3,175,000	3,313,298
Efesto Bidco SpA Efesto US LLC
Series XR
7.50%, due 2/15/32 (a)	3,750,000	3,816,000
TransDigm, Inc.
4.625%, due 1/15/29	4,785,000	4,689,170
4.875%, due 5/1/29	4,155,000	4,093,622
6.00%, due 1/15/33 (a)	8,750,000	8,846,976
6.375%, due 3/1/29 (a)	18,105,000	18,510,570
6.375%, due 5/31/33 (a)	13,380,000	13,530,431
6.625%, due 3/1/32 (a)	6,730,000	6,928,838
6.75%, due 8/15/28 (a)	6,760,000	6,888,839
6.75%, due 1/31/34 (a)	4,875,000	5,040,550

	Principal Amount	Value
Corporate Bonds
Aerospace & Defense
TransDigm, Inc.
6.875%, due 12/15/30 (a)	$ 3,800,000	$ 3,937,313
7.125%, due 12/1/31 (a)	2,900,000	3,024,960
		85,451,485
Agriculture 0.1%
Darling Ingredients, Inc.
6.00%, due 6/15/30 (a)	1,500,000	1,514,342
Airlines 0.2%
American Airlines, Inc. (a)
5.50%, due 4/20/26	783,750	784,096
5.75%, due 4/20/29	3,750,000	3,764,345
		4,548,441
Apparel 0.0% ‡
Under Armour, Inc.
7.25%, due 7/15/30 (a)	630,000	629,221
Auto Manufacturers 0.7%
JB Poindexter & Co., Inc.
8.75%, due 12/15/31 (a)	14,490,000	15,176,145
PM General Purchaser LLC
9.50%, due 10/1/28 (a)	4,150,000	3,579,375
		18,755,520
Auto Parts & Equipment 2.6%
Adient Global Holdings Ltd. (a)
7.00%, due 4/15/28	1,000,000	1,024,747
8.25%, due 4/15/31	2,000,000	2,097,564
American Axle & Manufacturing, Inc. (a)
6.375%, due 10/15/32	5,435,000	5,425,823
7.75%, due 10/15/33	2,605,000	2,625,308
Clarios Global LP
6.75%, due 2/15/30 (a)	1,000,000	1,033,010
Forvia SE
6.75%, due 9/15/33 (a)	2,300,000	2,333,485
Garrett Motion Holdings, Inc.
7.75%, due 5/31/32 (a)	4,000,000	4,196,012
IHO Verwaltungs GmbH (a)(b)
6.375% (6.375% Cash or 7.13% PIK), due 5/15/29	11,645,000	11,688,902
7.75% (7.75% Cash or 8.50% PIK), due 11/15/30	8,750,000	9,155,118
8.00% (8.00% Cash or 8.75% PIK), due 11/15/32	3,960,000	4,155,794
Phinia, Inc. (a)
6.625%, due 10/15/32	2,640,000	2,720,871
6.75%, due 4/15/29	3,060,000	3,152,383
Real Hero Merger Sub 2, Inc.
6.25%, due 2/1/29 (a)	8,825,000	6,005,736

	Principal Amount	Value
Corporate Bonds
Auto Parts & Equipment
Tenneco, Inc.
8.00%, due 11/17/28 (a)	$ 6,095,000	$ 6,106,127
ZF North America Capital, Inc. (a)
6.875%, due 4/14/28	1,650,000	1,672,828
7.125%, due 4/14/30	1,750,000	1,732,837
7.50%, due 3/24/31	5,515,000	5,477,451
		70,603,996
Banks 0.1%
Walker & Dunlop, Inc.
6.625%, due 4/1/33 (a)	1,300,000	1,329,441
Building Materials 1.6%
EMRLD Borrower LP (a)
6.625%, due 12/15/30	7,650,000	7,863,810
6.75%, due 7/15/31	2,825,000	2,934,197
James Hardie International Finance DAC
5.00%, due 1/15/28 (a)	8,011,000	7,956,025
Knife River Corp.
7.75%, due 5/1/31 (a)	3,765,000	3,950,392
New Enterprise Stone & Lime Co., Inc.
5.25%, due 7/15/28 (a)	1,725,000	1,709,081
Quikrete Holdings, Inc. (a)
6.375%, due 3/1/32	12,945,000	13,409,001
6.75%, due 3/1/33	4,500,000	4,678,622
Standard Building Solutions, Inc.
6.50%, due 8/15/32 (a)	2,000,000	2,052,042
		44,553,170
Chemicals 4.0%
ASP Unifrax Holdings, Inc. (a)(b)
7.10% (5.85% Cash and 1.25% PIK), due 9/30/29	8,972,791	3,534,869
11.175% (10.43% Cash or 11.175% PIK), due 9/30/29	4,201,796	3,865,090
Avient Corp. (a)
6.25%, due 11/1/31	1,385,000	1,406,500
7.125%, due 8/1/30	3,405,000	3,499,107
Celanese US Holdings LLC (c)
6.85%, due 11/15/28	1,000,000	1,037,731
6.879%, due 7/15/32	2,500,000	2,554,528
7.05%, due 11/15/30	3,250,000	3,354,757
7.20%, due 11/15/33	2,000,000	2,079,205
GPD Cos., Inc.
12.50%, due 12/31/29 (a)	6,333,715	4,816,410
Innophos Holdings, Inc.
11.50%, due 6/15/29 (a)	12,811,050	12,574,922
Inversion Escrow Issuer LLC
6.75%, due 8/1/32 (a)	5,140,000	5,063,484

	Principal Amount	Value
Corporate Bonds
Chemicals
Mativ Holdings, Inc.
8.00%, due 10/1/29 (a)	$ 1,550,000	$ 1,534,592
NOVA Chemicals Corp. (a)
5.25%, due 6/1/27	5,350,000	5,365,401
7.00%, due 12/1/31	2,650,000	2,792,074
8.50%, due 11/15/28	2,985,000	3,123,823
9.00%, due 2/15/30	5,075,000	5,441,136
Olympus Water US Holding Corp. (a)
7.125%, due 10/1/27	1,955,000	1,989,696
7.25%, due 2/15/33 (d)	5,500,000	5,505,729
9.75%, due 11/15/28	7,825,000	8,212,338
Qnity Electronics, Inc. (a)
5.75%, due 8/15/32	3,500,000	3,526,694
6.25%, due 8/15/33	2,830,000	2,889,956
SCIH Salt Holdings, Inc. (a)
4.875%, due 5/1/28	5,500,000	5,374,645
6.625%, due 5/1/29	1,400,000	1,372,608
SCIL IV LLC
5.375%, due 11/1/26 (a)	3,400,000	3,397,258
SK Invictus Intermediate II SARL
5.00%, due 10/30/29 (a)	10,450,000	10,228,017
Solstice Advanced Materials, Inc.
5.625%, due 9/30/33 (a)	5,210,000	5,227,213
		109,767,783
Coal 0.3%
Alliance Resource Operating Partners LP
8.625%, due 6/15/29 (a)	4,725,000	5,001,587
Coronado Finance Pty. Ltd.
9.25%, due 10/1/29 (a)	1,720,000	1,514,178
Warrior Met Coal, Inc.
7.875%, due 12/1/28 (a)	1,337,000	1,356,974
		7,872,739
Commercial Services 4.1%
Alta Equipment Group, Inc.
9.00%, due 6/1/29 (a)	1,850,000	1,726,687
AMN Healthcare, Inc.
6.50%, due 1/15/31 (a)	2,500,000	2,507,725
Belron UK Finance plc
5.75%, due 10/15/29 (a)	3,530,000	3,576,010
Block, Inc. (a)
5.625%, due 8/15/30	3,805,000	3,855,142
6.00%, due 8/15/33	3,105,000	3,179,644
Clarivate Science Holdings Corp. (a)
3.875%, due 7/1/28	8,835,000	8,502,386
4.875%, due 7/1/29	16,930,000	15,999,336

	Principal Amount	Value
Corporate Bonds
Commercial Services
Dcli Bidco LLC
7.75%, due 11/15/29 (a)	$ 5,730,000	$ 5,957,894
GEO Group, Inc. (The)
8.625%, due 4/15/29	1,645,000	1,741,611
10.25%, due 4/15/31	4,000,000	4,401,272
Graham Holdings Co.
5.75%, due 6/1/26 (a)	11,107,000	11,102,474
Herc Holdings, Inc.
7.00%, due 6/15/30 (a)	2,280,000	2,368,295
Korn Ferry
4.625%, due 12/15/27 (a)	4,000,000	3,972,584
Matthews International Corp.
8.625%, due 10/1/27 (a)	2,850,000	2,944,908
NES Fircroft Bondco A/S
Series Reg S
8.00%, due 9/30/29 (a)	3,875,000	3,910,298
NESCO Holdings II, Inc.
5.50%, due 4/15/29 (a)	7,705,000	7,545,776
OT Midco, Inc.
10.00%, due 2/15/30 (a)	5,650,000	3,817,168
Raven Acquisition Holdings LLC
6.875%, due 11/15/31 (a)	2,850,000	2,928,854
Service Corp. International
4.00%, due 5/15/31	6,200,000	5,845,632
TriNet Group, Inc.
7.125%, due 8/15/31 (a)	3,450,000	3,563,598
United Rentals North America, Inc.
3.875%, due 2/15/31	2,000,000	1,892,040
4.875%, due 1/15/28	1,000,000	996,947
Williams Scotsman, Inc. (a)
4.625%, due 8/15/28	4,020,000	3,952,423
6.625%, due 6/15/29	4,025,000	4,116,991
6.625%, due 4/15/30	2,100,000	2,161,457
7.375%, due 10/1/31	1,500,000	1,566,513
		114,133,665
Computers 0.6%
Amentum Holdings, Inc.
7.25%, due 8/1/32 (a)	6,530,000	6,780,530
CACI International, Inc.
6.375%, due 6/15/33 (a)	4,075,000	4,203,569
Diebold Nixdorf, Inc.
7.75%, due 3/31/30 (a)	1,550,000	1,635,040
McAfee Corp.
7.375%, due 2/15/30 (a)	3,125,000	2,898,723
Science Applications International Corp.
5.875%, due 11/1/33 (a)	2,000,000	2,000,621
		17,518,483

	Principal Amount	Value
Corporate Bonds
Cosmetics & Personal Care 1.1%
Edgewell Personal Care Co. (a)
4.125%, due 4/1/29	$ 6,780,000	$ 6,448,807
5.50%, due 6/1/28	4,000,000	3,991,443
Perrigo Finance Unlimited Co.
6.125%, due 9/30/32	5,000,000	5,033,525
Prestige Brands, Inc. (a)
3.75%, due 4/1/31	10,940,000	10,076,938
5.125%, due 1/15/28	4,895,000	4,855,019
		30,405,732
Distribution & Wholesale 0.6%
Dealer Tire LLC
8.00%, due 2/1/28 (a)	2,500,000	2,472,608
Gates Corp.
6.875%, due 7/1/29 (a)	1,000,000	1,037,650
RB Global Holdings, Inc. (a)
6.75%, due 3/15/28	1,000,000	1,022,346
7.75%, due 3/15/31	6,565,000	6,866,353
Velocity Vehicle Group LLC
8.00%, due 6/1/29 (a)	3,795,000	3,804,928
		15,203,885
Diversified Financial Services 3.5%
Aretec Group, Inc. (a)
7.50%, due 4/1/29	4,825,000	4,848,126
10.00%, due 8/15/30	2,750,000	2,996,133
Enact Holdings, Inc.
6.25%, due 5/28/29	1,850,000	1,934,421
Jane Street Group (a)
6.125%, due 11/1/32	9,510,000	9,638,948
6.75%, due 5/1/33	2,750,000	2,856,244
7.125%, due 4/30/31	12,500,000	13,111,153
Jefferies Finance LLC
5.00%, due 8/15/28 (a)	6,000,000	5,797,108
Osaic Holdings, Inc. (a)
6.75%, due 8/1/32	5,595,000	5,778,717
8.00%, due 8/1/33	1,825,000	1,891,425
PennyMac Financial Services, Inc. (a)
4.25%, due 2/15/29	2,645,000	2,559,924
5.75%, due 9/15/31	1,770,000	1,754,646
6.75%, due 2/15/34	2,700,000	2,754,232
6.875%, due 2/15/33	1,000,000	1,033,107
7.125%, due 11/15/30	4,000,000	4,165,048
Planet Financial Group LLC
10.50%, due 12/15/29 (a)	2,675,000	2,812,570
Provident Funding Associates LP
9.75%, due 9/15/29 (a)	1,510,000	1,595,517

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services
Rocket Cos., Inc. (a)
6.125%, due 8/1/30	$ 5,400,000	$ 5,542,128
6.375%, due 8/1/33	4,140,000	4,272,952
Stonex Escrow Issuer LLC
6.875%, due 7/15/32 (a)	6,690,000	6,886,127
StoneX Group, Inc.
7.875%, due 3/1/31 (a)	9,000,000	9,464,472
UWM Holdings LLC
6.25%, due 3/15/31 (a)	3,765,000	3,747,069
		95,440,067
Electric 4.2%
Alpha Generation LLC
6.75%, due 10/15/32 (a)	3,250,000	3,354,944
Clearway Energy Operating LLC
4.75%, due 3/15/28 (a)	4,050,000	4,001,137
Edison International
Series A
5.375% (5 Year Treasury Constant Maturity Rate + 4.698%), due 3/9/26 (e)(f)	4,325,000	4,199,013
EUSHI Finance, Inc.
6.25% (5 Year Treasury Constant Maturity Rate + 2.509%), due 4/1/56 (e)	2,800,000	2,783,273
Keystone Power Pass-Through Holders LLC
13.00% (12.00% PIK), due 6/1/28 (a)(b)(g)	1,543,416	1,480,651
Leeward Renewable Energy Operations LLC
4.25%, due 7/1/29 (a)	3,131,000	2,950,574
Lightning Power LLC
7.25%, due 8/15/32 (a)	9,925,000	10,507,756
NRG Energy, Inc. (a)
5.75%, due 1/15/34	7,000,000	6,992,855
6.00%, due 2/1/33	3,000,000	3,046,713
6.00%, due 1/15/36	11,000,000	11,001,580
6.25%, due 11/1/34	1,870,000	1,916,920
Pattern Energy Operations LP
4.50%, due 8/15/28 (a)	3,000,000	2,923,885
PG&E Corp.
5.00%, due 7/1/28	4,770,000	4,725,849
5.25%, due 7/1/30	3,840,000	3,786,797
Talen Energy Supply LLC
8.625%, due 6/1/30 (a)	13,800,000	14,649,238
TransAlta Corp.
7.75%, due 11/15/29	3,300,000	3,431,343
Vistra Corp. (a)(e)(f)
7.00% (5 Year Treasury Constant Maturity Rate + 5.74%), due 12/15/26	2,900,000	2,944,283
8.00% (5 Year Treasury Constant Maturity Rate + 6.93%), due 10/15/26	8,350,000	8,540,864
Vistra Operations Co. LLC (a)
5.00%, due 7/31/27	3,300,000	3,289,079
6.875%, due 4/15/32	2,860,000	2,991,208

	Principal Amount	Value
Corporate Bonds
Electric
XPLR Infrastructure Operating Partners LP (a)
3.875%, due 10/15/26	$ 4,000,000	$ 3,942,582
4.50%, due 9/15/27	1,900,000	1,864,037
7.25%, due 1/15/29	1,500,000	1,540,086
8.375%, due 1/15/31	3,965,000	4,155,320
8.625%, due 3/15/33	3,465,000	3,633,707
		114,653,694
Electrical Components & Equipment 0.6%
EnerSys
6.625%, due 1/15/32 (a)	1,900,000	1,955,246
WESCO Distribution, Inc. (a)
6.375%, due 3/15/29	4,060,000	4,180,099
6.375%, due 3/15/33	1,705,000	1,767,451
6.625%, due 3/15/32	4,395,000	4,567,373
7.25%, due 6/15/28	2,500,000	2,532,500
		15,002,669
Electronics 0.1%
Sensata Technologies BV
5.875%, due 9/1/30 (a)	2,575,000	2,590,955
Engineering & Construction 0.9%
AECOM
6.00%, due 8/1/33 (a)	5,980,000	6,113,892
Arcosa, Inc.
6.875%, due 8/15/32 (a)	4,225,000	4,412,983
Artera Services LLC
8.50%, due 2/15/31 (a)	4,430,000	3,914,648
Great Lakes Dredge & Dock Corp.
5.25%, due 6/1/29 (a)	3,600,000	3,488,069
Weekley Homes LLC
4.875%, due 9/15/28 (a)	5,800,000	5,678,875
		23,608,467
Entertainment 4.8%
Affinity Interactive
6.875%, due 12/15/27 (a)	3,074,000	1,752,180
Boyne USA, Inc.
4.75%, due 5/15/29 (a)	4,500,000	4,414,922
Brightstar Lottery plc
6.25%, due 1/15/27 (a)	5,500,000	5,551,722
Caesars Entertainment, Inc. (a)
6.00%, due 10/15/32	7,800,000	7,682,687
6.50%, due 2/15/32	3,000,000	3,059,964
7.00%, due 2/15/30	3,500,000	3,600,126
Churchill Downs, Inc. (a)
4.75%, due 1/15/28	12,847,000	12,675,750

	Principal Amount	Value
Corporate Bonds
Entertainment
Churchill Downs, Inc. (a)
5.50%, due 4/1/27	$ 10,376,000	$ 10,361,425
5.75%, due 4/1/30	6,515,000	6,509,126
6.75%, due 5/1/31	3,340,000	3,423,016
Flutter Treasury DAC
5.875%, due 6/4/31 (a)	1,500,000	1,522,530
Jacobs Entertainment, Inc. (a)
6.75%, due 2/15/29	6,470,000	6,316,079
6.75%, due 2/15/29	2,325,000	2,260,970
Light & Wonder International, Inc. (a)
6.25%, due 10/1/33	3,370,000	3,375,729
7.25%, due 11/15/29	3,200,000	3,284,387
7.50%, due 9/1/31	4,900,000	5,095,794
Live Nation Entertainment, Inc. (a)
4.75%, due 10/15/27	2,000,000	1,986,766
6.50%, due 5/15/27	6,855,000	6,918,415
Merlin Entertainments Group US Holdings, Inc.
7.375%, due 2/15/31 (a)	3,450,000	2,972,872
Midwest Gaming Borrower LLC
4.875%, due 5/1/29 (a)	2,000,000	1,944,201
Motion Bondco DAC
6.625%, due 11/15/27 (a)	4,500,000	4,405,582
Motion Finco SARL
8.375%, due 2/15/32 (a)	3,705,000	3,203,647
Rivers Enterprise Borrower LLC
6.625%, due 2/1/33 (a)	4,830,000	4,894,403
Rivers Enterprise Lender LLC
6.25%, due 10/15/30 (a)	5,600,000	5,649,932
Vail Resorts, Inc.
5.625%, due 7/15/30 (a)	2,695,000	2,711,844
Voyager Parent LLC
9.25%, due 7/1/32 (a)	6,500,000	6,873,686
Warnermedia Holdings, Inc.
4.279%, due 3/15/32	6,000,000	5,497,500
5.05%, due 3/15/42	3,700,000	2,953,784
		130,899,039
Environmental Control 0.3%
Clean Harbors, Inc.
5.75%, due 10/15/33 (a)(d)	3,000,000	3,026,207
Luna 1.5 SARL
12.00%, due 7/1/32 (a)	2,950,000	3,054,596
Waste Pro USA, Inc.
7.00%, due 2/1/33 (a)	2,780,000	2,879,516
		8,960,319

	Principal Amount	Value
Corporate Bonds
Food 1.6%
C&S Group Enterprises LLC
5.00%, due 12/15/28 (a)	$ 1,000,000	$ 904,577
Chobani Holdco II LLC
8.75% (8.75% Cash or 9.50% PIK), due 10/1/29 (a)(b)	6,668,767	6,759,723
Chobani LLC
7.625%, due 7/1/29 (a)	4,785,000	4,989,544
Land O'Lakes Capital Trust I
7.45%, due 3/15/28 (a)	5,130,000	5,291,174
Performance Food Group, Inc. (a)
4.25%, due 8/1/29	1,500,000	1,457,080
5.50%, due 10/15/27	2,000,000	1,995,054
6.125%, due 9/15/32	3,000,000	3,072,933
Post Holdings, Inc. (a)
5.50%, due 12/15/29	1,250,000	1,245,010
6.375%, due 3/1/33	1,750,000	1,766,291
Simmons Foods, Inc.
4.625%, due 3/1/29 (a)	11,275,000	10,808,986
United Natural Foods, Inc.
6.75%, due 10/15/28 (a)	6,715,000	6,714,468
		45,004,840
Forest Products & Paper 0.6%
Mercer International, Inc.
5.125%, due 2/1/29	14,595,000	10,758,198
12.875%, due 10/1/28 (a)	7,160,000	6,516,003
		17,274,201
Gas 0.2%
AltaGas Ltd.
7.20% (5 Year Treasury Constant Maturity Rate + 3.573%), due 10/15/54 (a)(e)	5,500,000	5,689,271
Healthcare-Products 1.7%
180 Medical, Inc.
3.875%, due 10/15/29 (a)	3,270,000	3,130,359
Bausch + Lomb Corp.
8.375%, due 10/1/28 (a)	7,590,000	7,910,203
Hologic, Inc. (a)
3.25%, due 2/15/29	8,500,000	8,207,529
4.625%, due 2/1/28	2,000,000	1,985,097
Neogen Food Safety Corp.
8.625%, due 7/20/30 (a)	4,350,000	4,548,878
Teleflex, Inc.
4.25%, due 6/1/28 (a)	9,615,000	9,386,036
4.625%, due 11/15/27	3,500,000	3,467,865
Varex Imaging Corp.
7.875%, due 10/15/27 (a)	9,237,000	9,405,658
		48,041,625

	Principal Amount	Value
Corporate Bonds
Healthcare-Services 3.4%
Acadia Healthcare Co., Inc. (a)
5.00%, due 4/15/29	$ 1,750,000	$ 1,713,218
5.50%, due 7/1/28	1,850,000	1,834,371
CHS/Community Health Systems, Inc.
9.75%, due 1/15/34 (a)	1,595,000	1,634,078
DaVita, Inc. (a)
3.75%, due 2/15/31	2,000,000	1,831,796
4.625%, due 6/1/30	4,650,000	4,456,508
Encompass Health Corp.
4.50%, due 2/1/28	5,500,000	5,452,925
4.625%, due 4/1/31	3,875,000	3,770,325
4.75%, due 2/1/30	7,650,000	7,560,341
Fortrea Holdings, Inc.
7.50%, due 7/1/30 (a)	2,350,000	2,225,310
Global Medical Response, Inc.
7.375%, due 10/1/32 (a)	4,100,000	4,220,171
HCA, Inc.
7.50%, due 11/6/33	7,700,000	8,813,481
HealthEquity, Inc.
4.50%, due 10/1/29 (a)	3,050,000	2,957,357
IQVIA, Inc. (a)
5.00%, due 10/15/26	8,997,000	8,986,023
6.25%, due 6/1/32	9,200,000	9,458,897
6.50%, due 5/15/30	2,000,000	2,066,976
LifePoint Health, Inc. (a)
5.375%, due 1/15/29	4,900,000	4,667,250
8.375%, due 2/15/32	4,750,000	5,062,114
10.00%, due 6/1/32	6,520,000	6,845,733
11.00%, due 10/15/30	5,390,000	5,940,626
Molina Healthcare, Inc.
3.875%, due 5/15/32 (a)	1,000,000	907,427
Tenet Healthcare Corp.
6.75%, due 5/15/31	2,500,000	2,588,197
		92,993,124
Holding Companies-Diversified 0.5%
Stena International SA (a)
7.25%, due 1/15/31	7,325,000	7,467,977
7.625%, due 2/15/31	6,675,000	6,875,230
		14,343,207
Home Builders 1.5%
Brookfield Residential Properties, Inc.
6.25%, due 9/15/27 (a)	4,000,000	3,990,326
Century Communities, Inc.
3.875%, due 8/15/29 (a)	4,000,000	3,763,069
6.75%, due 6/1/27	6,775,000	6,773,195

	Principal Amount	Value
Corporate Bonds
Home Builders
Installed Building Products, Inc.
5.75%, due 2/1/28 (a)	$ 6,945,000	$ 6,933,396
M/I Homes, Inc.
3.95%, due 2/15/30	1,695,000	1,618,796
4.95%, due 2/1/28	3,000,000	2,978,810
Shea Homes LP
4.75%, due 2/15/28	7,300,000	7,206,840
4.75%, due 4/1/29	1,628,000	1,594,007
STL Holding Co. LLC
8.75%, due 2/15/29 (a)	3,250,000	3,405,727
Winnebago Industries, Inc.
6.25%, due 7/15/28 (a)	4,000,000	3,992,129
		42,256,295
Household Products & Wares 0.2%
Central Garden & Pet Co.
4.125%, due 10/15/30	2,320,000	2,203,667
4.125%, due 4/30/31 (a)	4,823,000	4,499,793
		6,703,460
Housewares 1.2%
Newell Brands, Inc.
6.375%, due 5/15/30	8,125,000	8,050,206
6.625%, due 5/15/32	3,550,000	3,503,523
8.50%, due 6/1/28 (a)	3,140,000	3,321,291
Scotts Miracle-Gro Co. (The)
4.00%, due 4/1/31	7,000,000	6,459,882
4.375%, due 2/1/32	4,390,000	4,053,346
4.50%, due 10/15/29	6,400,000	6,217,961
		31,606,209
Insurance 1.2%
Baldwin Insurance Group Holdings LLC
7.125%, due 5/15/31 (a)	3,000,000	3,114,150
Broadstreet Partners Group LLC
5.875%, due 4/15/29 (a)	4,025,000	4,013,277
Fairfax Financial Holdings Ltd.
8.30%, due 4/15/26	4,273,000	4,358,326
HUB International Ltd. (a)
7.25%, due 6/15/30	2,140,000	2,231,817
7.375%, due 1/31/32	1,060,000	1,103,819
MGIC Investment Corp.
5.25%, due 8/15/28	6,708,000	6,695,026
NMI Holdings, Inc.
6.00%, due 8/15/29	1,000,000	1,033,540
Panther Escrow Issuer LLC
7.125%, due 6/1/31 (a)	3,550,000	3,692,419
Ryan Specialty LLC (a)
4.375%, due 2/1/30	1,000,000	968,885

	Principal Amount	Value
Corporate Bonds
Insurance
Ryan Specialty LLC (a)
5.875%, due 8/1/32	$ 3,855,000	$ 3,898,122
USI, Inc.
7.50%, due 1/15/32 (a)	2,000,000	2,097,357
		33,206,738
Internet 0.9%
Arches Buyer, Inc.
4.25%, due 6/1/28 (a)	1,000,000	979,941
Cars.com, Inc.
6.375%, due 11/1/28 (a)	5,860,000	5,836,236
Cogent Communications Group LLC (a)
6.50%, due 7/1/32	3,100,000	3,011,605
7.00%, due 6/15/27	2,645,000	2,637,973
Gen Digital, Inc. (a)
6.25%, due 4/1/33	1,750,000	1,786,538
6.75%, due 9/30/27	4,100,000	4,162,837
Match Group Holdings II LLC
6.125%, due 9/15/33 (a)	2,500,000	2,521,963
Netflix, Inc.
5.875%, due 11/15/28	4,000,000	4,217,972
		25,155,065
Investment Companies 0.4%
Ares Capital Corp.
5.50%, due 9/1/30	2,645,000	2,677,227
Compass Group Diversified Holdings LLC
5.25%, due 4/15/29 (a)	6,003,250	5,545,979
Icahn Enterprises LP
5.25%, due 5/15/27	1,000,000	982,946
6.25%, due 5/15/26	800,000	799,055
		10,005,207
Iron & Steel 2.0%
Allegheny Ludlum LLC
6.95%, due 12/15/25	7,400,000	7,416,887
Big River Steel LLC
6.625%, due 1/31/29 (a)	8,630,000	8,633,374
Mineral Resources Ltd. (a)
7.00%, due 4/1/31	8,275,000	8,382,046
8.125%, due 5/1/27	13,439,000	13,438,543
8.50%, due 5/1/30	6,625,000	6,890,994
9.25%, due 10/1/28	8,810,000	9,231,197
		53,993,041
Leisure Time 0.5%
Carnival Corp. (a)
5.125%, due 5/1/29	4,355,000	4,355,000
5.75%, due 8/1/32	6,800,000	6,920,211

	Principal Amount	Value
Corporate Bonds
Leisure Time
MajorDrive Holdings IV LLC
6.375%, due 6/1/29 (a)	$ 3,760,000	$ 3,081,220
		14,356,431
Lodging 2.2%
Boyd Gaming Corp.
4.75%, due 12/1/27	11,630,000	11,563,249
4.75%, due 6/15/31 (a)	13,995,000	13,491,265
Hilton Domestic Operating Co., Inc.
4.00%, due 5/1/31 (a)	10,490,000	9,925,960
4.875%, due 1/15/30	9,020,000	8,969,407
5.75%, due 5/1/28 (a)	2,200,000	2,202,677
5.75%, due 9/15/33 (a)	3,230,000	3,273,121
5.875%, due 3/15/33 (a)	7,500,000	7,655,970
6.125%, due 4/1/32 (a)	2,000,000	2,056,062
Wynn Macau Ltd.
6.75%, due 2/15/34 (a)	2,700,000	2,737,143
		61,874,854
Machinery—Construction & Mining 0.3%
Terex Corp.
5.00%, due 5/15/29 (a)	2,150,000	2,117,330
Vertiv Group Corp.
4.125%, due 11/15/28 (a)	6,755,000	6,596,118
		8,713,448
Machinery-Diversified 0.9%
Briggs & Stratton Corp. Escrow Claim Shares
6.875%, due 12/15/20 (g)(h)(i)	5,030,000	—
Chart Industries, Inc.
7.50%, due 1/1/30 (a)	3,000,000	3,122,205
Maxim Crane Works Holdings Capital LLC
11.50%, due 9/1/28 (a)	4,100,000	4,345,430
Regal Rexnord Corp.
6.05%, due 2/15/26	1,750,000	1,758,471
6.05%, due 4/15/28	1,750,000	1,810,256
6.30%, due 2/15/30	1,550,000	1,643,464
6.40%, due 4/15/33	1,500,000	1,610,320
TK Elevator U.S. Newco, Inc.
5.25%, due 7/15/27 (a)	11,200,000	11,160,400
		25,450,546
Media 5.6%
Block Communications, Inc.
4.875%, due 3/1/28 (a)	3,492,000	3,344,306
Cable One, Inc.
4.00%, due 11/15/30 (a)	3,850,000	3,261,972
CCO Holdings LLC
4.25%, due 2/1/31 (a)	9,000,000	8,291,082

	Principal Amount	Value
Corporate Bonds
Media
CCO Holdings LLC
4.25%, due 1/15/34 (a)	$ 4,250,000	$ 3,674,393
4.50%, due 8/15/30 (a)	4,000,000	3,777,659
4.50%, due 5/1/32	13,600,000	12,376,900
4.75%, due 3/1/30 (a)	7,715,000	7,403,059
5.00%, due 2/1/28 (a)	7,500,000	7,427,777
5.125%, due 5/1/27 (a)	6,750,000	6,704,672
5.375%, due 6/1/29 (a)	4,000,000	3,973,326
CSC Holdings LLC (a)
5.50%, due 4/15/27	2,850,000	2,705,016
5.75%, due 1/15/30	5,000,000	1,903,900
6.50%, due 2/1/29	5,100,000	3,769,285
7.50%, due 4/1/28	3,525,000	2,552,724
11.25%, due 5/15/28	3,705,000	3,429,933
11.75%, due 1/31/29	4,510,000	3,792,658
Directv Financing LLC (a)
5.875%, due 8/15/27	4,101,000	4,096,399
8.875%, due 2/1/30	2,535,000	2,503,873
Discovery Communications LLC
3.625%, due 5/15/30	3,500,000	3,233,320
4.125%, due 5/15/29	3,030,000	2,916,375
Gray Media, Inc. (a)
7.25%, due 8/15/33	2,765,000	2,739,984
9.625%, due 7/15/32	4,050,000	4,137,634
10.50%, due 7/15/29	3,405,000	3,681,660
LCPR Senior Secured Financing DAC (a)
5.125%, due 7/15/29	4,025,000	2,233,875
6.75%, due 10/15/27	14,086,000	8,434,200
Midcontinent Communications
8.00%, due 8/15/32 (a)	2,000,000	2,060,606
News Corp. (a)
3.875%, due 5/15/29	6,600,000	6,374,620
5.125%, due 2/15/32	3,620,000	3,599,716
Sinclair Television Group, Inc.
8.125%, due 2/15/33 (a)	5,425,000	5,567,515
Sirius XM Radio LLC
4.00%, due 7/15/28 (a)	2,750,000	2,657,254
TEGNA, Inc.
4.625%, due 3/15/28	1,000,000	980,651
5.00%, due 9/15/29	600,000	596,903
Univision Communications, Inc.
9.375%, due 8/1/32 (a)	3,945,000	4,204,056
Videotron Ltd.
5.125%, due 4/15/27 (a)	2,000,000	2,000,165
Virgin Media Finance plc
5.00%, due 7/15/30 (a)	6,385,000	5,930,437
Virgin Media Secured Finance plc
5.50%, due 5/15/29 (a)	3,550,000	3,509,866

	Principal Amount	Value
Corporate Bonds
Media
VZ Secured Financing BV
5.00%, due 1/15/32 (a)	$ 3,250,000	$ 2,940,334
Ziggo BV
4.875%, due 1/15/30 (a)	2,500,000	2,359,642
		155,147,747
Metal Fabricate & Hardware 0.4%
Advanced Drainage Systems, Inc. (a)
5.00%, due 9/30/27	2,275,000	2,269,281
6.375%, due 6/15/30	3,030,000	3,083,664
Park-Ohio Industries, Inc.
8.50%, due 8/1/30 (a)	3,195,000	3,312,033
Vallourec SACA
7.50%, due 4/15/32 (a)	2,881,000	3,069,605
		11,734,583
Mining 1.8%
Alcoa Nederland Holding BV
7.125%, due 3/15/31 (a)	4,400,000	4,625,201
Alumina Pty. Ltd. (a)
6.125%, due 3/15/30	2,500,000	2,556,740
6.375%, due 9/15/32	4,130,000	4,233,808
Century Aluminum Co.
6.875%, due 8/1/32 (a)	5,270,000	5,461,828
Compass Minerals International, Inc. (a)
6.75%, due 12/1/27	888,000	888,840
8.00%, due 7/1/30	3,725,000	3,893,284
Eldorado Gold Corp.
6.25%, due 9/1/29 (a)	6,482,000	6,505,674
First Quantum Minerals Ltd. (a)
7.25%, due 2/15/34	2,950,000	3,050,161
8.625%, due 6/1/31	1,525,000	1,602,414
9.375%, due 3/1/29	5,325,000	5,643,568
IAMGOLD Corp.
5.75%, due 10/15/28 (a)	10,560,000	10,547,007
New Gold, Inc.
6.875%, due 4/1/32 (a)	1,000,000	1,047,423
		50,055,948
Miscellaneous—Manufacturing 0.9%
Amsted Industries, Inc. (a)
4.625%, due 5/15/30	2,615,000	2,527,082
6.375%, due 3/15/33	3,000,000	3,079,140
Axon Enterprise, Inc.
6.125%, due 3/15/30 (a)	1,000,000	1,027,028
Calderys Financing II LLC
11.75% (11.75% Cash or 12.50% PIK), due 6/1/28 (a)(b)	6,200,000	6,471,736
Calderys Financing LLC
11.25%, due 6/1/28 (a)	3,425,000	3,631,623

	Principal Amount	Value
Corporate Bonds
Miscellaneous—Manufacturing
Enpro, Inc.
6.125%, due 6/1/33 (a)	$ 2,100,000	$ 2,146,291
LSB Industries, Inc.
6.25%, due 10/15/28 (a)	2,735,000	2,698,002
Trinity Industries, Inc.
7.75%, due 7/15/28 (a)	4,000,000	4,137,592
		25,718,494
Office Furnishings 0.1%
Interface, Inc.
5.50%, due 12/1/28 (a)	3,865,000	3,858,494
Oil & Gas 5.7%
Ascent Resources Utica Holdings LLC (a)
6.625%, due 10/15/32	2,150,000	2,194,004
9.00%, due 11/1/27	2,684,000	3,242,675
California Resources Corp.
7.125%, due 2/1/26 (a)	575,000	574,625
Chord Energy Corp. (a)
6.00%, due 10/1/30	3,875,000	3,848,019
6.75%, due 3/15/33	1,950,000	1,975,718
Civitas Resources, Inc.
5.00%, due 10/15/26 (a)	1,350,000	1,343,509
Comstock Resources, Inc. (a)
6.75%, due 3/1/29	2,250,000	2,246,325
6.75%, due 3/1/29	5,000,000	4,970,000
Constellation Oil Services Holding SA
9.375%, due 11/7/29 (a)	3,000,000	3,075,000
Crescent Energy Finance LLC
7.625%, due 4/1/32 (a)	2,700,000	2,681,352
Diamond Foreign Asset Co.
8.50%, due 10/1/30 (a)	6,905,000	7,317,132
EQT Corp.
6.50%, due 7/1/27	1,000,000	1,023,756
Gulfport Energy Operating Corp.
6.75%, due 9/1/29 (a)	3,430,000	3,519,844
Hilcorp Energy I LP (a)
5.75%, due 2/1/29	1,610,000	1,586,009
6.00%, due 4/15/30	1,000,000	982,747
6.00%, due 2/1/31	3,015,000	2,903,627
Matador Resources Co. (a)
6.25%, due 4/15/33	4,120,000	4,139,360
6.50%, due 4/15/32	4,150,000	4,189,711
Moss Creek Resources Holdings, Inc.
8.25%, due 9/1/31 (a)	4,200,000	4,115,615
Murphy Oil Corp.
6.00%, due 10/1/32	2,650,000	2,614,546

	Principal Amount	Value
Corporate Bonds
Oil & Gas
Noble Finance II LLC
8.00%, due 4/15/30 (a)	$ 9,250,000	$ 9,574,296
Occidental Petroleum Corp.
6.45%, due 9/15/36	3,100,000	3,294,268
Parkland Corp. (a)
4.50%, due 10/1/29	5,000,000	4,869,411
4.625%, due 5/1/30	5,000,000	4,861,314
5.875%, due 7/15/27	3,825,000	3,821,777
6.625%, due 8/15/32	1,000,000	1,027,562
Parkland Corp. Escrow Claim Shares (g)(h)
4.50%, due 10/1/29	5,000,000	—
4.625%, due 5/1/30	5,000,000	—
5.875%, due 7/15/27	3,825,000	—
6.625%, due 8/15/32	1,000,000	—
PBF Holding Co. LLC
9.875%, due 3/15/30 (a)	2,400,000	2,515,349
Range Resources Corp.
4.75%, due 2/15/30 (a)	1,000,000	978,126
8.25%, due 1/15/29	1,615,000	1,652,938
Seadrill Finance Ltd.
8.375%, due 8/1/30 (a)	4,475,000	4,646,231
SM Energy Co. (a)
6.75%, due 8/1/29	3,525,000	3,541,895
7.00%, due 8/1/32	2,480,000	2,481,912
Sunoco LP
6.00%, due 4/15/27	3,000,000	2,998,871
Talos Production, Inc. (a)
9.00%, due 2/1/29	5,050,000	5,221,841
9.375%, due 2/1/31	6,120,000	6,374,139
TGNR Intermediate Holdings LLC
5.50%, due 10/15/29 (a)	9,910,000	9,697,376
Transocean Aquila Ltd.
8.00%, due 9/30/28 (a)	2,144,462	2,205,849
Transocean International Ltd. (a)
8.25%, due 5/15/29	1,000,000	985,866
8.75%, due 2/15/30	7,008,750	7,374,404
Transocean Poseidon Ltd.
6.875%, due 2/1/27 (a)	5,125,950	5,121,407
Transocean Titan Financing Ltd.
8.375%, due 2/1/28 (a)	2,023,809	2,073,599
Vital Energy, Inc. (a)
7.75%, due 7/31/29	4,770,000	4,723,779
7.875%, due 4/15/32	4,810,000	4,669,246
Wildfire Intermediate Holdings LLC
7.50%, due 10/15/29 (a)	4,510,000	4,556,791
		157,811,821

	Principal Amount	Value
Corporate Bonds
Oil & Gas Services 1.3%
Bristow Group, Inc.
6.875%, due 3/1/28 (a)	$ 8,135,000	$ 8,179,824
Kodiak Gas Services LLC
6.50%, due 10/1/33 (a)	4,160,000	4,235,611
Nine Energy Service, Inc.
13.00%, due 2/1/28	7,825,000	3,912,500
Oceaneering International, Inc.
6.00%, due 2/1/28	2,965,000	3,001,671
SESI LLC
7.875%, due 9/30/30 (a)	4,700,000	4,700,000
Tidewater, Inc.
9.125%, due 7/15/30 (a)	5,475,000	5,871,662
Weatherford International Ltd. (a)
6.75%, due 10/15/33	3,500,000	3,502,435
8.625%, due 4/30/30	3,500,000	3,577,879
		36,981,582
Packaging & Containers 0.2%
Cascades USA, Inc.
5.375%, due 1/15/28 (a)	4,800,000	4,762,229
Trivium Packaging Finance BV
8.25%, due 7/15/30 (a)	765,000	816,059
		5,578,288
Pharmaceuticals 2.2%
1261229 BC Ltd.
10.00%, due 4/15/32 (a)	5,200,000	5,330,271
Bausch Health Cos., Inc. (a)
11.00%, due 9/30/28	8,765,000	9,115,768
14.00%, due 10/15/30	347,000	347,867
BellRing Brands, Inc.
7.00%, due 3/15/30 (a)	6,770,000	6,991,589
Endo Finance Holdings, Inc.
8.50%, due 4/15/31 (a)	9,485,000	10,176,162
Jazz Securities DAC
4.375%, due 1/15/29 (a)	12,200,000	11,885,683
Organon & Co. (a)
4.125%, due 4/30/28	8,700,000	8,405,439
5.125%, due 4/30/31	9,000,000	7,884,441
Par Pharmaceutical, Inc. Escrow Claim Shares
(zero coupon), due 4/1/27 (g)(h)(j)	16,391,000	—
		60,137,220
Pipelines 4.0%
Antero Midstream Partners LP (a)
5.75%, due 1/15/28	1,265,000	1,262,523
5.75%, due 10/15/33	2,750,000	2,737,806
Buckeye Partners LP (a)
6.75%, due 2/1/30	2,000,000	2,077,298

	Principal Amount	Value
Corporate Bonds
Pipelines
Buckeye Partners LP (a)
6.875%, due 7/1/29	$ 3,875,000	$ 4,015,942
CNX Midstream Partners LP
4.75%, due 4/15/30 (a)	2,285,000	2,191,168
DT Midstream, Inc.
4.375%, due 6/15/31 (a)	1,485,000	1,435,155
Energy Transfer LP
4.40%, due 3/15/27	3,978,000	3,991,504
6.50% (5 Year Treasury Constant Maturity Rate + 2.676%), due 2/15/56 (e)	2,855,000	2,841,618
Excelerate Energy LP
8.00%, due 5/15/30 (a)	7,365,000	7,839,814
Genesis Energy LP
7.75%, due 2/1/28	4,900,000	4,934,516
Global Partners LP
7.125%, due 7/1/33 (a)	1,085,000	1,112,107
Harvest Midstream I LP (a)
7.50%, due 9/1/28	6,965,000	7,039,950
7.50%, due 5/15/32	1,200,000	1,225,806
Hess Midstream Operations LP
5.875%, due 3/1/28 (a)	2,900,000	2,956,202
ITT Holdings LLC
6.50%, due 8/1/29 (a)	6,160,000	6,056,109
Northwest Pipeline LLC
7.125%, due 12/1/25	2,195,000	2,204,882
Plains All American Pipeline LP
Series B
8.583% (3 Month SOFR + 4.372%), due 11/15/2173 (e)(f)	14,265,000	14,286,383
Prairie Acquiror LP
9.00%, due 8/1/29 (a)	4,925,000	5,127,440
Tallgrass Energy Partners LP (a)
5.50%, due 1/15/28	2,000,000	1,989,825
6.00%, due 3/1/27	2,750,000	2,749,355
6.00%, due 12/31/30	2,500,000	2,468,823
6.75%, due 3/15/34	4,925,000	4,875,570
7.375%, due 2/15/29	8,000,000	8,238,744
TransMontaigne Partners LLC
8.50%, due 6/15/30 (a)	3,400,000	3,542,869
Venture Global LNG, Inc.
8.125%, due 6/1/28 (a)	3,805,000	3,938,441
Venture Global Plaquemines LNG LLC (a)
6.50%, due 1/15/34	4,990,000	5,252,761
6.75%, due 1/15/36	2,245,000	2,384,587
7.50%, due 5/1/33	700,000	773,507
Western Midstream Operating LP
4.65%, due 7/1/26	2,000,000	2,001,755
		111,552,460

	Principal Amount	Value
Corporate Bonds
Real Estate Investment Trusts 2.3%
Blackstone Mortgage Trust, Inc.
7.75%, due 12/1/29 (a)	$ 2,500,000	$ 2,637,683
CTR Partnership LP
3.875%, due 6/30/28 (a)	3,000,000	2,917,967
Millrose Properties, Inc. (a)
6.25%, due 9/15/32	2,750,000	2,757,188
6.375%, due 8/1/30	4,500,000	4,576,455
MPT Operating Partnership LP
4.625%, due 8/1/29	2,900,000	2,420,106
5.00%, due 10/15/27	5,391,000	5,222,411
8.50%, due 2/15/32 (a)	3,200,000	3,400,198
RHP Hotel Properties LP
4.50%, due 2/15/29 (a)	2,081,000	2,040,885
4.75%, due 10/15/27	7,640,000	7,606,495
6.50%, due 4/1/32 (a)	5,290,000	5,438,598
6.50%, due 6/15/33 (a)	2,480,000	2,554,127
7.25%, due 7/15/28 (a)	2,215,000	2,285,038
Starwood Property Trust, Inc. (a)
5.25%, due 10/15/28	3,000,000	3,000,869
5.75%, due 1/15/31 (d)	2,755,000	2,753,286
Uniti Group LP (a)
4.75%, due 4/15/28	3,650,000	3,574,298
6.50%, due 2/15/29	5,945,000	5,583,158
10.50%, due 2/15/28	5,149,000	5,422,927
		64,191,689
Retail 5.6%
1011778 B.C. Unlimited Liability Co. (a)
3.875%, due 1/15/28	6,165,000	6,017,340
4.00%, due 10/15/30	14,205,000	13,387,125
5.625%, due 9/15/29	1,000,000	1,012,025
6.125%, due 6/15/29	4,885,000	4,994,922
Asbury Automotive Group, Inc.
4.50%, due 3/1/28	4,631,000	4,574,369
4.625%, due 11/15/29 (a)	2,000,000	1,940,956
4.75%, due 3/1/30	5,212,000	5,076,069
5.00%, due 2/15/32 (a)	2,350,000	2,256,546
Cougar JV Subsidiary LLC
8.00%, due 5/15/32 (a)	2,300,000	2,445,355
Group 1 Automotive, Inc.
6.375%, due 1/15/30 (a)	1,450,000	1,483,399
Ken Garff Automotive LLC
4.875%, due 9/15/28 (a)	7,850,000	7,685,913
KFC Holding Co.
4.75%, due 6/1/27 (a)	5,135,000	5,116,869
LCM Investments Holdings II LLC (a)
4.875%, due 5/1/29	12,530,000	12,276,301
8.25%, due 8/1/31	3,500,000	3,701,614

	Principal Amount	Value
Corporate Bonds
Retail
Lithia Motors, Inc.
5.50%, due 10/1/30 (a)	$ 2,735,000	$ 2,731,581
Murphy Oil USA, Inc.
4.75%, due 9/15/29	3,000,000	2,958,089
5.625%, due 5/1/27	2,994,000	2,995,365
Papa John's International, Inc.
3.875%, due 9/15/29 (a)	5,250,000	5,016,575
Patrick Industries, Inc.
4.75%, due 5/1/29 (a)	1,795,000	1,758,313
PetSmart LLC
7.50%, due 9/15/32 (a)	2,400,000	2,403,567
QXO Building Products, Inc.
6.75%, due 4/30/32 (a)	4,100,000	4,245,124
Saks Global Enterprises LLC
11.00%, due 12/15/29 (a)	6,111,550	3,082,513
SGUS LLC
11.00%, due 12/15/29 (a)	11,092,630	10,456,756
Sonic Automotive, Inc. (a)
4.625%, due 11/15/29	3,000,000	2,913,554
4.875%, due 11/15/31	2,580,000	2,467,027
Yum! Brands, Inc.
3.625%, due 3/15/31	11,385,000	10,630,654
4.625%, due 1/31/32	10,950,000	10,639,199
4.75%, due 1/15/30 (a)	8,837,000	8,782,181
5.375%, due 4/1/32	8,235,000	8,265,918
6.875%, due 11/15/37	2,000,000	2,223,579
		153,538,798
Semiconductors 0.1%
Amkor Technology, Inc.
5.875%, due 10/1/33 (a)	3,880,000	3,919,511
Software 2.9%
Camelot Finance SA
4.50%, due 11/1/26 (a)	640,000	637,806
Cloud Software Group, Inc. (a)
6.50%, due 3/31/29	7,500,000	7,567,652
6.625%, due 8/15/33	3,925,000	3,995,509
8.25%, due 6/30/32	2,500,000	2,651,884
9.00%, due 9/30/29	3,660,000	3,796,175
Fair Isaac Corp. (a)
5.25%, due 5/15/26	3,219,000	3,218,521
6.00%, due 5/15/33	5,750,000	5,821,548
MSCI, Inc.
3.875%, due 2/15/31 (a)	2,500,000	2,395,351
Open Text Corp. (a)
3.875%, due 2/15/28	4,235,000	4,118,248
6.90%, due 12/1/27	3,150,000	3,277,313

	Principal Amount	Value
Corporate Bonds
Software
Open Text Holdings, Inc. (a)
4.125%, due 2/15/30	$ 10,134,000	$ 9,599,907
4.125%, due 12/1/31	3,450,000	3,190,541
PTC, Inc.
4.00%, due 2/15/28 (a)	9,236,000	9,042,492
SS&C Technologies, Inc. (a)
5.50%, due 9/30/27	5,885,000	5,874,834
6.50%, due 6/1/32	4,500,000	4,652,267
UKG, Inc.
6.875%, due 2/1/31 (a)	9,400,000	9,699,249
		79,539,297
Telecommunications 2.2%
Connect Finco SARL
9.00%, due 9/15/29 (a)	1,500,000	1,577,107
EchoStar Corp.
6.75% (6.75% PIK), due 11/30/30 (b)	6,368,357	6,417,393
10.75%, due 11/30/29	5,090,000	5,599,865
Frontier Communications Holdings LLC (a)
5.00%, due 5/1/28	1,325,000	1,322,020
5.875%, due 10/15/27	3,795,000	3,792,708
8.625%, due 3/15/31	4,700,000	4,955,027
Maya SAS (a)
7.00%, due 10/15/28	1,500,000	1,524,046
7.00%, due 4/15/32	3,000,000	3,059,412
8.50%, due 4/15/31	1,750,000	1,876,863
Rogers Communications, Inc. (e)
Series NC5
7.00% (5 Year Treasury Constant Maturity Rate + 2.653%), due 4/15/55	3,300,000	3,440,253
7.125% (5 Year Treasury Constant Maturity Rate + 2.62%), due 4/15/55	2,885,000	3,058,570
Sprint Capital Corp.
6.875%, due 11/15/28	6,600,000	7,099,279
TELUS Corp.
6.625% (5 Year Treasury Constant Maturity Rate + 2.769%), due 10/15/55 (e)	3,325,000	3,423,122
Vmed O2 UK Financing I plc
7.75%, due 4/15/32 (a)	3,200,000	3,362,041
Windstream Services LLC (a)
7.50%, due 10/15/33	3,000,000	2,999,190
8.25%, due 10/1/31	7,825,000	8,105,733
		61,612,629
Transportation 1.4%
Beacon Mobility Corp.
7.25%, due 8/1/30 (a)	1,000,000	1,039,659
Clue Opco LLC
9.50%, due 10/15/31 (a)	2,690,000	2,876,925
Genesee & Wyoming, Inc.
6.25%, due 4/15/32 (a)	1,250,000	1,270,177

	Principal Amount	Value
Corporate Bonds
Transportation
Seaspan Corp.
5.50%, due 8/1/29 (a)	$ 6,765,000	$ 6,522,611
Star Leasing Co. LLC
7.625%, due 2/15/30 (a)	12,450,000	12,098,060
Stonepeak Nile Parent LLC
7.25%, due 3/15/32 (a)	1,500,000	1,579,548
Watco Cos. LLC
7.125%, due 8/1/32 (a)	13,425,000	13,895,816
		39,282,796
Total Corporate Bonds (Cost $2,520,950,728)		2,506,800,827
Loan Assignments 6.6%
Aerospace & Defense 0.2%
Chromalloy Corp.
First Lien Term Loan
7.542% (3 Month SOFR + 3.25%), due 3/27/31 (e)	4,432,803	4,439,727
Automobile 0.3%
Clarios Global LP
First Lien Amendment No. 6 Dollar Term Loan
6.913% (1 Month SOFR + 2.75%), due 1/28/32 (e)	3,000,000	2,992,500
Tenneco, Inc.
First Lien Term Loan B 9.102% - 9.304%
(3 Month SOFR + 5.00%), due 11/17/28 (e)	4,850,000	4,743,572
		7,736,072
Banking 0.1%
Jane Street Group LLC
First Lien Extended Term Loan
6.199% (3 Month SOFR + 2.00%), due 12/15/31 (e)	3,436,856	3,407,319
Beverage, Food & Tobacco 0.2%
B&G Foods, Inc.
First Lien Tranche Term Loan B5
7.663% (1 Month SOFR + 3.50%), due 10/10/29 (e)	3,257,754	3,116,042
Clover Holdings 2 LLC
First Lien Initial Floating Rate Term Loan
7.942% (1 Month SOFR + 3.75%), due 12/9/31 (e)	2,793,000	2,790,674
		5,906,716
Broadcasting & Entertainment 0.0% ‡
Gray Television, Inc.
First Lien Term Loan B
11.50% (PRIME + 4.25%), due 5/23/29 (e)	55,322	55,294

	Principal Amount	Value
Loan Assignments
Capital Equipment 0.4%
TK Elevator Midco GmbH
First Lien Term Loan B1
7.197% (6 Month SOFR + 3.00%), due 4/30/30 (e)	$ 9,753,166	$ 9,774,350
Cargo Transport 0.4%
Clue Opco LLC
First Lien Term Loan B
8.81% (3 Month SOFR + 4.50%), due 12/19/30 (e)	5,530,444	5,502,792
Genesee & Wyoming, Inc.
First Lien Initial Term Loan
5.752% (3 Month SOFR + 1.75%), due 4/10/31 (e)	2,970,000	2,957,211
NA Rail Hold Co. LLC
First Lien Tranche Term Loan B3
7.123% (3 Month SOFR + 3.00%), due 3/8/32 (e)	1,496,250	1,499,991
		9,959,994
Chemicals 0.1%
ASP Unifrax Holdings, Inc.
First Lien Term Loan
12.046% (4.75% PIK) (3 Month SOFR + 7.75%), due 9/28/29 (b)(e)	3,643,075	3,351,629
Chemicals, Plastics & Rubber 0.3%
Innophos Holdings, Inc.
First Lien Initial Term Loan
8.528% (1 Month SOFR + 4.25%), due 3/16/29 (e)	1,795,500	1,775,301
Jazz Financing Lux SARL
First Lien Dollar Tranche Term Loan B2
6.413% (1 Month SOFR + 2.25%), due 5/5/28 (e)	6,441,784	6,448,940
		8,224,241
Electronics 0.1%
Camelot US Acquisition LLC
First Lien Incremental Term Loan B
6.913% (1 Month SOFR + 2.75%), due 1/31/31 (e)	2,324,709	2,310,180
Energy (Electricity) 0.3%
Lightning Power LLC
First Lien Initial Term Loan B
6.252% (3 Month SOFR + 2.25%), due 8/18/31 (e)	1,980,000	1,977,171
Talen Energy Supply LLC (e)
First Lien Initial Term Loan B
6.733% (3 Month SOFR + 2.50%), due 5/17/30	2,341,112	2,342,716
First Lien 2024-1 Incremental Term Loan B
6.733% (3 Month SOFR + 2.50%), due 12/11/31	2,679,750	2,681,090
		7,000,977

	Principal Amount	Value
Loan Assignments
Entertainment 0.2%
Sterling Entertainment Enterprises LLC
Second Lien Initial Term Loan
10.25% (7.50% PIK), due 4/10/26 (b)(g)(j)	$ 7,471,362	$ 4,557,531
Finance 0.9%
AAdvantage Loyalty IP Ltd.
First Lien Term Loan
6.575% (3 Month SOFR + 2.25%), due 4/20/28 (e)	1,296,750	1,294,203
Arches Buyer, Inc.
First Lien New Term Loan
7.513% (1 Month SOFR + 3.25%), due 12/6/27 (e)	4,328,717	4,332,323
Belron Finance 2019 LLC
First Lien 2031 Dollar Incremental Term Loan
6.742% (3 Month SOFR + 2.50%), due 10/16/31 (e)	2,277,043	2,286,532
Blackstone Mortgage Trust, Inc.
First Lien Term Loan B6
7.163% (1 Month SOFR + 3.00%), due 12/10/30 (e)	995,006	999,566
Mativ Holdings, Inc.
First Lien Term Loan B
8.028% (1 Month SOFR + 3.75%), due 4/20/28 (e)	1,643,662	1,627,226
Osaic Holdings, Inc.
First Lien Initial Term Loan
7.163% (1 Month SOFR + 3.00%), due 8/2/32 (e)	3,700,000	3,697,691
RealTruck Group, Inc. (e)
First Lien Initial Term Loan
8.028% (1 Month SOFR + 3.75%), due 1/31/28	3,255,139	2,945,900
First Lien Second Amendment Incremental Term Loan
9.278% (1 Month SOFR + 5.00%), due 1/31/28	4,496,637	4,181,872
Superannuation And Investments US LLC
First Lien Term Loan B
7.163% (1 Month SOFR + 3.00%), due 12/1/28 (e)	2,598,986	2,608,732
		23,974,045
Healthcare & Pharmaceuticals 0.1%
1261229 BC Ltd.
First Lien Initial Term Loan
10.413% (1 Month SOFR + 6.25%), due 10/8/30 (e)	3,516,188	3,463,445
Healthcare, Education & Childcare 0.4%
Endo Finance Holdings, Inc.
First Lien 2024 Refinancing Term Loan
8.163% (1 Month SOFR + 4.00%), due 4/23/31 (e)	6,130,519	6,138,182
LifePoint Health, Inc.
First Lien Term Loan B1
8.068% (3 Month SOFR + 3.75%), due 5/19/31 (e)	4,197,061	4,184,818
		10,323,000

	Principal Amount	Value
Loan Assignments
Hotels, Motels, Inns & Gaming 0.1%
Caesars Entertainment, Inc.
First Lien Term Loan B1
6.413% (1 Month SOFR + 2.25%), due 2/6/31 (e)	$ 2,462,500	$ 2,454,497
Media 0.3%
DIRECTV Financing LLC
First Lien 2024 Refinancing Term Loan B
9.82% (3 Month SOFR + 5.25%), due 8/2/29 (e)	7,326,944	7,334,065
Mining, Steel, Iron & Non-Precious Metals 0.2%
American Rock Salt Co. LLC (e)
First Lien First Out Term Loan 11.461% - 11.473%
(3 Month SOFR + 7.00%), due 6/11/28	2,325,126	2,319,313
First Lien Initial Term Loan
8.46% (3 Month SOFR + 4.00%), due 6/9/28	6,100,310	4,620,985
		6,940,298
Oil & Gas 0.3%
New Fortress Energy, Inc.
First Lien Second Amendment Term Loan
9.57% (3 Month SOFR + 5.50%), due 10/30/28 (e)	7,406,780	3,547,848
PetroQuest Energy LLC (b)(g)(j)
First Lien Term Loan
13.75% (14.00% PIK) (PRIME + 6.50%), due 11/10/25 (e)	8,955,736	89,557
First Lien 2020 Term Loan
14.00% (14.00% PIK), due 9/19/26	383,942	383,942
Prairie Acquiror LP
First Lien Term Loan B4
7.913% (1 Month SOFR + 3.75%), due 8/1/29 (e)	2,263,961	2,275,281
TransMontaigne Operating Co. LP
First Lien Tranche Term Loan B
6.663% (1 Month SOFR + 2.50%), due 11/17/28 (e)	3,281,000	3,281,587
		9,578,215
Personal, Food & Miscellaneous Services 0.0% ‡
WW International, Inc.
First Lien Initial Term Loan
10.803% (3 Month SOFR + 6.80%), due 6/24/30 (e)	1,289,993	1,160,994
Retail 1.0%
C&S Wholesale Grocers, Inc.
First Lien Term Loan B
8.634% (1 Year SOFR + 4.75%), due 8/6/30 (e)	5,300,000	5,154,250
Great Outdoors Group LLC
First Lien Term Loan B
7.413% (1 Month SOFR + 3.25%), due 1/23/32 (e)	23,669,429	23,676,814
		28,831,064

	Principal Amount	Value
Loan Assignments
Retail Store 0.1%
PetSmart LLC
First Lien Initial Term Loan
8.136% (1 Month SOFR + 4.00%), due 8/18/32 (e)	$ 2,900,000	$ 2,864,959
Services: Business 0.1%
Amentum Holdings, Inc.
First Lien Initial Term Loan
6.413% (1 Month SOFR + 2.25%), due 9/29/31 (e)	1,759,999	1,755,599
Orion US Finco, Inc.
First Lien Term Loan
7.325% (1 Year SOFR + 3.50%), due 5/21/32 (e)	1,250,000	1,255,990
		3,011,589
Software 0.5%
Cloud Software Group, Inc. (e)
First Lien Initial Dollar Term Loan B
7.252% (3 Month SOFR + 3.25%), due 8/16/32	5,775,000	5,790,639
First Lien Incremental Term Loan B
7.483% (1 Month SOFR + 3.25%), due 3/21/31	2,353,175	2,359,479
McAfee Corp.
First Lien Tranche Term Loan B1
7.223% (1 Month SOFR + 3.00%), due 3/1/29 (e)	2,536,112	2,413,534
UKG, Inc.
First Lien Initial Term Loan
6.81% (3 Month SOFR + 2.50%), due 2/10/31 (e)	1,485,000	1,483,298
VS Buyer LLC
First Lien 2025-1 Initial Term Loan
6.56% (3 Month SOFR + 2.25%), due 4/14/31 (e)	2,282,779	2,277,072
		14,324,022
Total Loan Assignments (Cost $195,810,710)		180,984,223
Total Long-Term Bonds (Cost $2,726,199,409)		2,696,729,750

	Shares

Common Stocks 0.8%
Electric Utilities 0.1%
Keycon Power Holdings LLC (g)(j)(k)	112,442	2,646,885
Electrical Equipment 0.1%
Energy Technologies, Inc. (g)(j)(k)	4,822	1,629,836
Entertainment 0.1%
Warner Bros Discovery, Inc. (k)	115,000	2,245,950

	Shares	Value
Common Stocks
Independent Power and Renewable Electricity Producers 0.1%
GenOn Energy, Inc. (i)(k)	115,826	$ 3,474,780
Oil, Gas & Consumable Fuels 0.3%
Gulfport Energy Corp. (k)	15,799	2,859,303
PetroQuest Energy, Inc. (g)(j)(k)	82,247	—
Talos Energy, Inc. (k)	550,880	5,282,939
		8,142,242
Pharmaceuticals 0.1%
Mallinckrodt ARD LLC (k)	40,148	4,175,392
Total Common Stocks (Cost $60,829,326)		22,315,085
Preferred Stock 0.4%
Electrical Equipment 0.4%
Energy Technologies Ltd. (g)(j)(k)	10,741	10,203,950
Total Investments (Cost $2,797,326,436)	98.9%	2,729,248,785
Other Assets, Less Liabilities	1.1	30,410,996
Net Assets	100.0%	$ 2,759,659,781

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(c)	Step coupon—Rate shown was the rate in effect as of September 30, 2025.
(d)	Delayed delivery security.
(e)	Floating rate—Rate shown was the rate in effect as of September 30, 2025.
(f)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(h)	Issue in non-accrual status.
(i)	Restricted security.
(j)	Illiquid security—As of September 30, 2025, the total market value deemed illiquid under procedures approved by the Board of Trustees was $19,511,701, which represented 0.7% of the Portfolio’s net assets.
(k)	Non-income producing security.

Abbreviation(s):
SOFR—Secured Overnight Financing Rate

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds	$ —	$ 8,944,700	$ —	$ 8,944,700
Corporate Bonds	—	2,505,320,176	1,480,651	2,506,800,827
Loan Assignments	—	175,953,193	5,031,030	180,984,223
Total Long-Term Bonds	—	2,690,218,069	6,511,681	2,696,729,750
Common Stocks	10,388,192	7,650,172	4,276,721	22,315,085
Preferred Stock	—	—	10,203,950	10,203,950
Total Investments in Securities	$ 10,388,192	$ 2,697,868,241	$ 20,992,352	$ 2,729,248,785

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI VP PineStone International Equity Portfolio
Portfolio of Investments September 30, 2025†^(Unaudited)
	Shares	Value
Common Stocks 98.7%
Australia 1.1%
Commonwealth Bank of Australia (Banks)	43,806	$ 4,843,612
Canada 2.6%
Canadian National Railway Co. (Ground Transportation)	120,218	11,336,557
Denmark 2.5%
Novo Nordisk A/S, Class B (Pharmaceuticals)	203,860	11,252,198
France 17.1%
Air Liquide SA (Chemicals)	33,631	6,998,992
Air Liquide SA, Loyalty Shares (Chemicals)	77,000	16,024,573
EssilorLuxottica SA (Health Care Equipment & Supplies)	65,553	21,381,802
L'Oreal SA (Personal Care Products)	4,067	1,762,241
L'Oreal SA, Loyalty Shares (Registered) (Personal Care Products)	28,000	12,132,467
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	27,641	16,913,080
		75,213,155
Germany 5.7%
Rational AG (Machinery)	9,828	7,490,213
SAP SE (Software)	66,485	17,824,063
		25,314,276
India 1.9%
HDFC Bank Ltd., ADR (Banks)	246,812	8,431,098
Japan 4.6%
Keyence Corp. (Electronic Equipment, Instruments & Components)	48,900	18,207,011
Unicharm Corp. (Household Products)	315,600	2,057,786
		20,264,797
Netherlands 5.7%
ASML Holding NV (Semiconductors & Semiconductor Equipment)	25,543	24,903,449
Spain 3.4%
Amadeus IT Group SA (Hotels, Restaurants & Leisure)	187,999	14,879,515
Sweden 1.3%
Atlas Copco AB, Class A (Machinery)	334,130	5,689,619
Switzerland 10.0%
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods)	96,143	18,447,812
Geberit AG (Registered) (Building Products)	14,741	11,141,147
Schindler Holding AG (Machinery)	37,942	14,424,553
		44,013,512

	Shares	Value
Common Stocks
Taiwan 9.7%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	153,433	$ 42,852,303
United Kingdom 21.2%
Ashtead Group plc (Trading Companies & Distributors)	118,163	7,940,598
Diageo plc (Beverages)	357,911	8,520,365
Howden Joinery Group plc (Trading Companies & Distributors)	796,108	9,110,618
InterContinental Hotels Group plc (Hotels, Restaurants & Leisure)	173,266	20,999,783
Intertek Group plc (Professional Services)	134,607	8,604,813
London Stock Exchange Group plc (Capital Markets)	205,937	23,648,178
Spirax Group plc (Machinery)	60,414	5,573,255
Unilever plc (Personal Care Products)	149,074	8,849,382
		93,246,992
United States 11.9%
Alcon AG (Health Care Equipment & Supplies)	121,338	9,088,859
Aon plc, Class A (Insurance)	31,032	11,065,390
Nestle SA (Registered) (Food Products)	195,753	17,981,515
S&P Global, Inc. (Capital Markets)	29,029	14,128,705
		52,264,469
Total Common Stocks (Cost $373,823,139)		434,505,552
Short-Term Investment 0.7%
Affiliated Investment Company 0.7%
United States 0.7%
NYLI U.S. Government Liquidity Fund, 4.027% (a)	2,994,869	2,994,869
Total Short-Term Investment (Cost $2,994,869)		2,994,869
Total Investments (Cost $376,818,008)	99.4%	437,500,421
Other Assets, Less Liabilities	0.6	2,616,105
Net Assets	100.0%	$ 440,116,526

†	Percentages indicated are based on Portfolio net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
(a)	Current yield as of September 30, 2025.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 4,249	$ 39,032	$ (40,286)	$ —	$ —	$ 2,995	$ 45	$ —	2,995
Abbreviation(s):
ADR—American Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Australia	$ —	$ 4,843,612	$ —	$ 4,843,612
Denmark	—	11,252,198	—	11,252,198
France	28,157,040	47,056,115	—	75,213,155
Germany	—	25,314,276	—	25,314,276
Japan	—	20,264,797	—	20,264,797
Netherlands	—	24,903,449	—	24,903,449
Spain	—	14,879,515	—	14,879,515
Sweden	—	5,689,619	—	5,689,619
Switzerland	—	44,013,512	—	44,013,512
United Kingdom	—	93,246,992	—	93,246,992
United States	25,194,095	27,070,374	—	52,264,469
All Other Countries	62,619,958	—	—	62,619,958
Total Common Stocks	115,971,093	318,534,459	—	434,505,552
Short-Term Investment
Affiliated Investment Company	2,994,869	—	—	2,994,869
Total Investments in Securities	$ 118,965,962	$ 318,534,459	$ —	$ 437,500,421

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI VP S&P 500 Index Portfolio
Portfolio of Investments September 30, 2025†^(Unaudited)
	Shares	Value
Common Stocks 98.9%
Aerospace & Defense 2.2%
Axon Enterprise, Inc. (a)	7,633	$ 5,477,746
Boeing Co. (The) (a)	73,519	15,867,606
GE Aerospace	103,104	31,015,745
General Dynamics Corp.	24,547	8,370,527
Howmet Aerospace, Inc.	39,195	7,691,235
Huntington Ingalls Industries, Inc.	3,825	1,101,256
L3Harris Technologies, Inc.	18,191	5,555,713
Lockheed Martin Corp.	19,975	9,971,720
Northrop Grumman Corp.	13,086	7,973,561
RTX Corp.	130,143	21,776,828
Textron, Inc.	17,326	1,463,874
TransDigm Group, Inc.	5,479	7,221,432
		123,487,243
Air Freight & Logistics 0.3%
CH Robinson Worldwide, Inc.	11,482	1,520,217
Expeditors International of Washington, Inc.	13,196	1,617,697
FedEx Corp.	21,101	4,975,827
United Parcel Service, Inc., Class B	71,564	5,977,741
		14,091,482
Automobile Components 0.0% ‡
Aptiv plc (a)	21,172	1,825,450
Automobiles 2.3%
Ford Motor Co.	380,063	4,545,553
General Motors Co.	92,568	5,643,871
Tesla, Inc. (a)	272,834	121,334,737
		131,524,161
Banks 3.5%
Bank of America Corp.	662,547	34,180,800
Citigroup, Inc.	178,986	18,167,079
Citizens Financial Group, Inc.	41,939	2,229,477
Fifth Third Bancorp	64,354	2,866,971
Huntington Bancshares, Inc.	142,525	2,461,407
JPMorgan Chase & Co.	267,352	84,330,841
KeyCorp	90,620	1,693,688
M&T Bank Corp.	15,194	3,002,638
PNC Financial Services Group, Inc. (The)	38,289	7,693,409
Regions Financial Corp.	86,757	2,287,782
Truist Financial Corp.	125,369	5,731,871
U.S. Bancorp	151,304	7,312,522
Wells Fargo & Co.	311,463	26,106,828
		198,065,313
Beverages 1.0%
Brown-Forman Corp., Class B	17,121	463,637

	Shares	Value
Common Stocks
Beverages
Coca-Cola Co. (The)	376,592	$ 24,975,582
Constellation Brands, Inc., Class A	13,882	1,869,489
Keurig Dr Pepper, Inc.	132,077	3,369,284
Molson Coors Beverage Co., Class B (b)	16,469	745,222
Monster Beverage Corp. (a)	69,303	4,664,785
PepsiCo, Inc.	133,112	18,694,249
		54,782,248
Biotechnology 1.6%
AbbVie, Inc.	171,758	39,768,847
Amgen, Inc.	52,344	14,771,477
Biogen, Inc. (a)	14,255	1,996,840
Gilead Sciences, Inc.	120,641	13,391,151
Incyte Corp. (a)	15,948	1,352,550
Moderna, Inc. (a)	33,668	869,645
Regeneron Pharmaceuticals, Inc.	9,905	5,569,284
Vertex Pharmaceuticals, Inc. (a)	24,928	9,762,802
		87,482,596
Broadline Retail 3.8%
Amazon.com, Inc. (a)	943,600	207,186,252
eBay, Inc.	44,433	4,041,181
		211,227,433
Building Products 0.5%
A O Smith Corp.	11,109	815,512
Allegion plc	8,347	1,480,340
Builders FirstSource, Inc. (a)	10,748	1,303,195
Carrier Global Corp.	77,778	4,643,347
Johnson Controls International plc	63,624	6,995,459
Lennox International, Inc.	3,108	1,645,251
Masco Corp.	20,356	1,432,859
Trane Technologies plc	21,635	9,129,104
		27,445,067
Capital Markets 3.5%
Ameriprise Financial, Inc.	9,166	4,502,797
Bank of New York Mellon Corp. (The)	68,569	7,471,278
BlackRock, Inc.	14,002	16,324,512
Blackstone, Inc.	71,666	12,244,136
Cboe Global Markets, Inc.	10,169	2,493,947
Charles Schwab Corp. (The)	165,900	15,838,473
CME Group, Inc.	35,039	9,467,187
Coinbase Global, Inc., Class A (a)	21,989	7,421,068
FactSet Research Systems, Inc.	3,676	1,053,137
Franklin Resources, Inc.	29,783	688,881
Goldman Sachs Group, Inc. (The)	29,433	23,438,970
Interactive Brokers Group, Inc., Class A	43,290	2,978,785
Intercontinental Exchange, Inc.	55,655	9,376,754

	Shares	Value
Common Stocks
Capital Markets
Invesco Ltd.	43,360	$ 994,678
KKR & Co., Inc.	66,701	8,667,795
Moody's Corp.	15,001	7,147,676
Morgan Stanley	117,958	18,750,604
MSCI, Inc.	7,522	4,268,058
Nasdaq, Inc.	44,073	3,898,257
Northern Trust Corp.	18,593	2,502,618
Raymond James Financial, Inc.	17,253	2,977,868
Robinhood Markets, Inc., Class A (a)	75,142	10,758,832
S&P Global, Inc.	30,384	14,788,197
State Street Corp.	27,583	3,199,904
T. Rowe Price Group, Inc.	21,362	2,192,596
		193,447,008
Chemicals 1.1%
Air Products and Chemicals, Inc.	21,638	5,901,115
Albemarle Corp.	11,470	929,988
CF Industries Holdings, Inc.	15,748	1,412,596
Corteva, Inc.	66,027	4,465,406
Dow, Inc.	68,906	1,580,014
DuPont de Nemours, Inc.	40,711	3,171,387
Eastman Chemical Co.	11,165	703,953
Ecolab, Inc.	24,819	6,796,931
International Flavors & Fragrances, Inc.	24,935	1,534,500
Linde plc	45,591	21,655,725
LyondellBasell Industries NV, Class A	25,065	1,229,188
Mosaic Co. (The)	30,924	1,072,444
PPG Industries, Inc.	21,944	2,306,534
Sherwin-Williams Co. (The)	22,545	7,806,432
		60,566,213
Commercial Services & Supplies 0.5%
Cintas Corp.	33,303	6,835,774
Copart, Inc. (a)	86,492	3,889,545
Republic Services, Inc.	19,731	4,527,870
Rollins, Inc.	27,330	1,605,364
Veralto Corp.	24,128	2,572,286
Waste Management, Inc.	36,033	7,957,168
		27,388,007
Communications Equipment 0.9%
Arista Networks, Inc. (a)	100,206	14,601,016
Cisco Systems, Inc.	385,021	26,343,137
F5, Inc. (a)	5,585	1,805,016
Motorola Solutions, Inc.	16,199	7,407,641
		50,156,810
Construction & Engineering 0.2%
EMCOR Group, Inc.	4,352	2,826,798

	Shares	Value
Common Stocks
Construction & Engineering
Quanta Services, Inc.	14,487	$ 6,003,703
		8,830,501
Construction Materials 0.1%
Martin Marietta Materials, Inc.	5,863	3,695,332
Vulcan Materials Co.	12,846	3,951,686
		7,647,018
Consumer Finance 0.6%
American Express Co.	52,774	17,529,412
Capital One Financial Corp.	62,177	13,217,586
Synchrony Financial	36,174	2,570,163
		33,317,161
Consumer Staples Distribution & Retail 1.8%
Costco Wholesale Corp.	43,118	39,911,314
Dollar General Corp.	21,397	2,211,380
Dollar Tree, Inc. (a)	18,871	1,780,856
Kroger Co. (The)	59,140	3,986,628
Sysco Corp.	46,426	3,822,717
Target Corp.	44,177	3,962,677
Walmart, Inc.	426,754	43,981,267
		99,656,839
Containers & Packaging 0.2%
Amcor plc	224,143	1,833,490
Avery Dennison Corp.	7,582	1,229,573
Ball Corp.	26,460	1,334,113
International Paper Co.	51,334	2,381,897
Packaging Corp. of America	8,689	1,893,594
Smurfit WestRock plc	50,765	2,161,066
		10,833,733
Distributors 0.1%
Genuine Parts Co.	13,530	1,875,258
LKQ Corp.	25,016	763,989
Pool Corp.	3,193	990,053
		3,629,300
Diversified Telecommunication Services 0.7%
AT&T, Inc.	695,214	19,632,843
Verizon Communications, Inc.	409,943	18,016,995
		37,649,838
Electric Utilities 1.5%
Alliant Energy Corp.	24,984	1,684,171
American Electric Power Co., Inc.	51,997	5,849,663
Constellation Energy Corp.	30,374	9,995,172
Duke Energy Corp.	75,606	9,356,242
Edison International	37,416	2,068,356

	Shares	Value
Common Stocks
Electric Utilities
Entergy Corp.	43,403	$ 4,044,726
Evergy, Inc.	22,377	1,701,100
Eversource Energy	36,083	2,566,945
Exelon Corp.	98,199	4,419,937
FirstEnergy Corp.	50,526	2,315,101
NextEra Energy, Inc.	200,220	15,114,608
NRG Energy, Inc.	18,807	3,045,794
PG&E Corp.	213,690	3,222,445
Pinnacle West Capital Corp.	11,639	1,043,553
PPL Corp.	71,901	2,671,841
Southern Co. (The)	106,955	10,136,125
Xcel Energy, Inc.	57,503	4,637,617
		83,873,396
Electrical Equipment 0.9%
AMETEK, Inc.	22,455	4,221,540
Eaton Corp. plc	37,851	14,165,737
Emerson Electric Co.	54,720	7,178,169
GE Vernova, Inc.	26,468	16,275,173
Generac Holdings, Inc. (a)	5,705	955,017
Hubbell, Inc.	5,167	2,223,412
Rockwell Automation, Inc.	10,932	3,821,062
		48,840,110
Electronic Equipment, Instruments & Components 0.7%
Amphenol Corp., Class A	118,707	14,689,991
CDW Corp.	12,743	2,029,705
Corning, Inc.	75,791	6,217,136
Jabil, Inc.	10,434	2,265,952
Keysight Technologies, Inc. (a)	16,734	2,927,111
TE Connectivity plc	28,729	6,306,878
Teledyne Technologies, Inc. (a)	4,559	2,671,756
Trimble, Inc. (a)	23,137	1,889,136
Zebra Technologies Corp., Class A (a)	4,944	1,469,159
		40,466,824
Energy Equipment & Services 0.2%
Baker Hughes Co.	95,855	4,670,055
Halliburton Co.	82,896	2,039,242
Schlumberger NV	145,059	4,985,678
		11,694,975
Entertainment 1.5%
Electronic Arts, Inc.	21,894	4,416,020
Live Nation Entertainment, Inc. (a)	15,335	2,505,739
Netflix, Inc. (a)	41,315	49,533,380
Take-Two Interactive Software, Inc. (a)	16,859	4,355,691
TKO Group Holdings, Inc.	6,708	1,354,748
Walt Disney Co. (The)	174,809	20,015,630

	Shares	Value
Common Stocks
Entertainment
Warner Bros Discovery, Inc. (a)	240,713	$ 4,701,125
		86,882,333
Financial Services 4.0%
Apollo Global Management, Inc.	44,739	5,962,367
Berkshire Hathaway, Inc., Class B (a)	178,290	89,633,515
Block, Inc. (a)	53,434	3,861,675
Corpay, Inc. (a)	6,872	1,979,548
Fidelity National Information Services, Inc.	50,790	3,349,093
Fiserv, Inc. (a)	52,852	6,814,208
Global Payments, Inc.	23,588	1,959,691
Jack Henry & Associates, Inc.	7,080	1,054,424
Mastercard, Inc., Class A	80,261	45,653,259
PayPal Holdings, Inc. (a)	92,889	6,229,136
Visa, Inc., Class A	165,159	56,381,980
		222,878,896
Food Products 0.5%
Archer-Daniels-Midland Co.	46,714	2,790,694
Bunge Global SA	13,616	1,106,300
Campbell's Co. (The) (b)	19,185	605,862
Conagra Brands, Inc.	46,534	852,038
General Mills, Inc.	51,986	2,621,134
Hershey Co. (The)	14,400	2,693,520
Hormel Foods Corp.	28,412	702,913
J M Smucker Co. (The)	10,374	1,126,617
Kellanova	26,141	2,144,085
Kraft Heinz Co. (The)	82,857	2,157,596
Lamb Weston Holdings, Inc.	13,549	786,926
McCormick & Co., Inc. (Non-Voting)	24,632	1,648,127
Mondelez International, Inc., Class A	125,807	7,859,163
Tyson Foods, Inc., Class A	27,784	1,508,671
		28,603,646
Gas Utilities 0.0% ‡
Atmos Energy Corp.	15,607	2,664,895
Ground Transportation 0.9%
CSX Corp.	181,259	6,436,507
JB Hunt Transport Services, Inc.	7,435	997,554
Norfolk Southern Corp.	21,813	6,552,844
Old Dominion Freight Line, Inc.	17,982	2,531,506
Uber Technologies, Inc. (a)	202,760	19,864,397
Union Pacific Corp.	57,660	13,629,094
		50,011,902
Health Care Equipment & Supplies 2.0%
Abbott Laboratories	169,221	22,665,461

	Shares	Value
Common Stocks
Health Care Equipment & Supplies
Align Technology, Inc. (a)	6,554	$ 820,692
Baxter International, Inc.	50,025	1,139,069
Becton Dickinson & Co.	27,868	5,216,054
Boston Scientific Corp. (a)	144,067	14,065,261
Cooper Cos., Inc. (The) (a)	19,398	1,329,927
DexCom, Inc. (a)	38,128	2,565,633
Edwards Lifesciences Corp. (a)	57,082	4,439,267
GE HealthCare Technologies, Inc.	44,390	3,333,689
Hologic, Inc. (a)	21,625	1,459,471
IDEXX Laboratories, Inc. (a)	7,779	4,969,925
Insulet Corp. (a)	6,844	2,112,948
Intuitive Surgical, Inc. (a)	34,854	15,587,755
Medtronic plc	124,574	11,864,428
ResMed, Inc.	14,236	3,896,820
Solventum Corp. (a)	14,335	1,046,455
STERIS plc	9,578	2,369,980
Stryker Corp.	33,454	12,366,940
Zimmer Biomet Holdings, Inc.	19,287	1,899,770
		113,149,545
Health Care Providers & Services 1.6%
Cardinal Health, Inc.	23,217	3,644,140
Cencora, Inc.	18,850	5,891,190
Centene Corp. (a)	45,364	1,618,588
Cigna Group (The)	25,953	7,480,952
CVS Health Corp.	123,317	9,296,869
DaVita, Inc. (a)	3,476	461,856
Elevance Health, Inc.	21,893	7,074,066
HCA Healthcare, Inc.	15,925	6,787,235
Henry Schein, Inc. (a)	10,022	665,160
Humana, Inc.	11,694	3,042,428
Labcorp Holdings, Inc.	8,080	2,319,445
McKesson Corp.	12,094	9,343,099
Molina Healthcare, Inc. (a)	5,284	1,011,146
Quest Diagnostics, Inc.	10,882	2,073,892
UnitedHealth Group, Inc.	88,056	30,405,737
Universal Health Services, Inc., Class B	5,482	1,120,740
		92,236,543
Health Care REITs 0.3%
Alexandria Real Estate Equities, Inc.	15,135	1,261,351
Healthpeak Properties, Inc.	67,566	1,293,889
Ventas, Inc.	44,187	3,092,648
Welltower, Inc.	65,028	11,584,088
		17,231,976
Hotel & Resort REITs 0.0% ‡
Host Hotels & Resorts, Inc.	62,169	1,058,116

	Shares	Value
Common Stocks
Hotels, Restaurants & Leisure 1.9%
Airbnb, Inc., Class A (a)	41,718	$ 5,065,400
Booking Holdings, Inc.	3,151	17,013,100
Carnival Corp. (a)	105,559	3,051,711
Chipotle Mexican Grill, Inc. (a)	130,371	5,109,240
Darden Restaurants, Inc.	11,379	2,166,106
Domino's Pizza, Inc.	3,037	1,311,103
DoorDash, Inc., Class A (a)	35,991	9,789,192
Expedia Group, Inc.	11,492	2,456,415
Hilton Worldwide Holdings, Inc.	22,867	5,932,614
Las Vegas Sands Corp.	30,033	1,615,475
Marriott International, Inc., Class A	21,906	5,705,199
McDonald's Corp.	69,382	21,084,496
MGM Resorts International (a)	19,848	687,932
Norwegian Cruise Line Holdings Ltd. (a)	43,941	1,082,267
Royal Caribbean Cruises Ltd.	24,561	7,947,448
Starbucks Corp.	110,519	9,349,907
Wynn Resorts Ltd.	8,208	1,052,840
Yum! Brands, Inc.	26,984	4,101,568
		104,522,013
Household Durables 0.3%
DR Horton, Inc.	26,950	4,567,217
Garmin Ltd.	15,908	3,916,868
Lennar Corp., Class A	22,129	2,789,139
Mohawk Industries, Inc. (a)	5,059	652,206
NVR, Inc. (a)	279	2,241,670
PulteGroup, Inc.	19,183	2,534,650
		16,701,750
Household Products 0.9%
Church & Dwight Co., Inc.	23,686	2,075,604
Clorox Co. (The)	11,892	1,466,284
Colgate-Palmolive Co.	78,581	6,281,765
Kimberly-Clark Corp.	32,258	4,010,960
Procter & Gamble Co. (The)	227,743	34,992,712
		48,827,325
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	69,398	913,277
Vistra Corp.	30,966	6,066,859
		6,980,136
Industrial Conglomerates 0.4%
3M Co.	51,786	8,036,151
Honeywell International, Inc.	61,729	12,993,955
		21,030,106
Industrial REITs 0.2%
Prologis, Inc.	90,233	10,333,483

	Shares	Value
Common Stocks
Insurance 1.8%
Aflac, Inc.	46,800	$ 5,227,560
Allstate Corp. (The)	25,620	5,499,333
American International Group, Inc.	53,864	4,230,479
Aon plc, Class A	20,965	7,475,700
Arch Capital Group Ltd.	36,139	3,278,891
Arthur J. Gallagher & Co.	24,926	7,720,579
Assurant, Inc.	4,906	1,062,640
Brown & Brown, Inc.	28,488	2,671,890
Chubb Ltd.	36,050	10,175,112
Cincinnati Financial Corp.	15,204	2,403,752
Erie Indemnity Co., Class A (b)	2,470	785,855
Everest Group Ltd.	4,078	1,428,238
Globe Life, Inc.	7,876	1,126,032
Hanover Insurance Group, Inc. (The)	27,338	3,646,616
Loews Corp.	16,537	1,660,149
Marsh & McLennan Cos., Inc.	47,799	9,632,932
MetLife, Inc.	54,313	4,473,762
Principal Financial Group, Inc.	19,710	1,634,156
Progressive Corp. (The)	56,996	14,075,162
Prudential Financial, Inc.	34,224	3,550,398
Travelers Cos., Inc. (The)	21,889	6,111,847
W R Berkley Corp.	29,133	2,232,170
Willis Towers Watson plc	9,484	3,276,248
		103,379,501
Interactive Media & Services 7.2%
Alphabet, Inc.
Class A	565,573	137,490,796
Class C	454,033	110,579,737

Match Group, Inc.	23,395	826,311
Meta Platforms, Inc., Class A	210,883	154,868,258
		403,765,102
IT Services 0.9%
Accenture plc, Class A	60,558	14,933,603
Akamai Technologies, Inc. (a)	13,941	1,056,170
Cognizant Technology Solutions Corp., Class A	47,486	3,184,886
EPAM Systems, Inc. (a)	5,415	816,528
Gartner, Inc. (a)	7,364	1,935,775
GoDaddy, Inc., Class A (a)	13,461	1,841,868
International Business Machines Corp.	90,569	25,554,949
VeriSign, Inc.	8,174	2,285,205
		51,608,984
Leisure Products 0.0% ‡
Hasbro, Inc.	12,953	982,485

	Shares	Value
Common Stocks
Life Sciences Tools & Services 0.8%
Agilent Technologies, Inc.	27,619	$ 3,544,899
Bio-Techne Corp.	15,282	850,138
Charles River Laboratories International, Inc. (a)	4,788	749,131
Danaher Corp.	61,962	12,284,586
IQVIA Holdings, Inc. (a)	16,529	3,139,518
Mettler-Toledo International, Inc. (a)	2,003	2,458,903
Revvity, Inc.	11,286	989,218
Thermo Fisher Scientific, Inc.	36,714	17,807,024
Waters Corp. (a)	5,787	1,735,000
West Pharmaceutical Services, Inc.	6,991	1,833,949
		45,392,366
Machinery 1.5%
Caterpillar, Inc.	45,549	21,733,705
Cummins, Inc.	13,397	5,658,491
Deere & Co.	24,489	11,197,840
Dover Corp.	13,333	2,224,345
Fortive Corp.	32,896	1,611,575
IDEX Corp.	7,320	1,191,403
Illinois Tool Works, Inc.	25,791	6,725,261
Ingersoll Rand, Inc.	35,165	2,905,332
Nordson Corp.	5,220	1,184,679
Otis Worldwide Corp.	38,159	3,488,878
PACCAR, Inc.	51,054	5,019,629
Parker-Hannifin Corp.	12,424	9,419,256
Pentair plc	15,939	1,765,404
Snap-on, Inc.	5,072	1,757,600
Stanley Black & Decker, Inc.	15,082	1,121,045
Westinghouse Air Brake Technologies Corp.	16,621	3,332,012
Xylem, Inc.	23,666	3,490,735
		83,827,190
Media 0.4%
Charter Communications, Inc., Class A (a)	9,031	2,484,473
Comcast Corp., Class A	358,066	11,250,434
Fox Corp.
Class A	20,413	1,287,244
Class B	14,392	824,518

Interpublic Group of Cos., Inc. (The)	35,611	993,903
News Corp.
Class A	36,601	1,124,017
Class B	12,066	416,880

Omnicom Group, Inc.	18,835	1,535,618
Paramount Skydance Corp., Class B (b)	30,019	567,959
Trade Desk, Inc. (The), Class A (a)	43,331	2,123,652
		22,608,698
Metals & Mining 0.3%
Freeport-McMoRan, Inc.	139,597	5,474,994

	Shares	Value
Common Stocks
Metals & Mining
Newmont Corp.	106,800	$ 9,004,308
Nucor Corp.	22,317	3,022,391
Steel Dynamics, Inc.	13,459	1,876,589
		19,378,282
Multi-Utilities 0.6%
Ameren Corp.	26,291	2,744,255
CenterPoint Energy, Inc.	63,476	2,462,869
CMS Energy Corp.	29,104	2,132,159
Consolidated Edison, Inc.	35,065	3,524,734
Dominion Energy, Inc.	82,977	5,075,703
DTE Energy Co.	20,183	2,854,482
NiSource, Inc.	45,780	1,982,274
Public Service Enterprise Group, Inc.	48,524	4,049,813
Sempra	63,438	5,708,151
WEC Energy Group, Inc.	31,294	3,585,979
		34,120,419
Office REITs 0.0% ‡
BXP, Inc. (b)	14,321	1,064,623
Oil, Gas & Consumable Fuels 2.6%
APA Corp.	34,787	844,628
Chevron Corp.	187,119	29,057,710
ConocoPhillips	121,432	11,486,253
Coterra Energy, Inc.	74,198	1,754,783
Devon Energy Corp.	61,720	2,163,903
Diamondback Energy, Inc.	18,295	2,618,014
EOG Resources, Inc.	53,086	5,952,002
EQT Corp.	60,676	3,302,595
Expand Energy Corp.	23,154	2,459,881
Exxon Mobil Corp.	414,505	46,735,439
Kinder Morgan, Inc.	190,122	5,382,354
Marathon Petroleum Corp.	29,559	5,697,202
Occidental Petroleum Corp.	69,872	3,301,452
ONEOK, Inc.	61,230	4,467,953
Phillips 66	39,292	5,344,498
Targa Resources Corp.	20,923	3,505,439
Texas Pacific Land Corp.	1,877	1,752,442
Valero Energy Corp.	30,204	5,142,533
Williams Cos., Inc. (The)	118,732	7,521,672
		148,490,753
Passenger Airlines 0.1%
Delta Air Lines, Inc.	63,064	3,578,882
Southwest Airlines Co.	51,063	1,629,420
United Airlines Holdings, Inc. (a)	31,476	3,037,434
		8,245,736

	Shares	Value
Common Stocks
Personal Care Products 0.1%
Estee Lauder Cos., Inc. (The), Class A	22,772	$ 2,006,669
Kenvue, Inc.	186,587	3,028,307
		5,034,976
Pharmaceuticals 2.7%
Bristol-Myers Squibb Co.	197,900	8,925,290
Eli Lilly & Co.	77,298	58,978,374
Johnson & Johnson	234,157	43,417,391
Merck & Co., Inc.	242,853	20,382,652
Pfizer, Inc.	552,792	14,085,140
Viatris, Inc.	113,355	1,122,215
Zoetis, Inc.	43,090	6,304,929
		153,215,991
Professional Services 0.6%
Automatic Data Processing, Inc.	39,381	11,558,323
Broadridge Financial Solutions, Inc.	11,388	2,712,280
Dayforce, Inc. (a)	15,527	1,069,655
Equifax, Inc.	12,036	3,087,595
Jacobs Solutions, Inc.	11,622	1,741,673
Leidos Holdings, Inc.	12,474	2,357,087
Paychex, Inc.	31,523	3,995,855
Paycom Software, Inc.	4,868	1,013,226
Verisk Analytics, Inc.	13,584	3,416,512
		30,952,206
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A (a)	28,497	4,489,988
CoStar Group, Inc. (a)	41,190	3,475,200
		7,965,188
Residential REITs 0.2%
AvalonBay Communities, Inc.	13,827	2,670,962
Camden Property Trust	10,389	1,109,337
Equity Residential	33,789	2,187,162
Essex Property Trust, Inc.	6,262	1,676,087
Invitation Homes, Inc.	54,833	1,608,252
Mid-America Apartment Communities, Inc.	11,383	1,590,547
UDR, Inc.	29,389	1,095,034
		11,937,381
Retail REITs 0.3%
Federal Realty Investment Trust	7,633	773,299
Kimco Realty Corp.	65,946	1,440,920
Realty Income Corp.	88,896	5,403,988
Regency Centers Corp.	15,887	1,158,162
Simon Property Group, Inc.	31,743	5,957,209
		14,733,578

	Shares	Value
Common Stocks
Semiconductors & Semiconductor Equipment 13.6%
Advanced Micro Devices, Inc. (a)	157,785	$ 25,528,035
Analog Devices, Inc.	48,249	11,854,779
Applied Materials, Inc.	78,025	15,974,839
Broadcom, Inc.	457,307	150,870,152
First Solar, Inc. (a)	10,427	2,299,466
Intel Corp. (a)	425,565	14,277,706
KLA Corp.	12,830	13,838,438
Lam Research Corp.	123,053	16,476,797
Microchip Technology, Inc.	52,472	3,369,752
Micron Technology, Inc.	108,810	18,206,089
Monolithic Power Systems, Inc.	4,656	4,286,500
NVIDIA Corp.	2,372,352	442,633,436
NXP Semiconductors NV	24,513	5,582,346
ON Semiconductor Corp. (a)	39,764	1,960,763
QUALCOMM, Inc.	104,862	17,444,842
Skyworks Solutions, Inc.	14,431	1,110,898
Teradyne, Inc.	15,466	2,128,740
Texas Instruments, Inc.	88,393	16,240,446
		764,084,024
Software 11.3%
Adobe, Inc. (a)	41,244	14,548,821
AppLovin Corp., Class A (a)	26,283	18,885,387
Autodesk, Inc. (a)	20,807	6,609,760
Cadence Design Systems, Inc. (a)	26,494	9,306,282
Crowdstrike Holdings, Inc., Class A (a)	24,234	11,883,869
Datadog, Inc., Class A (a)	31,431	4,475,774
Fair Isaac Corp. (a)	2,334	3,492,901
Fortinet, Inc. (a)	63,327	5,324,534
Gen Digital, Inc.	54,490	1,546,971
Intuit, Inc.	27,121	18,521,202
Microsoft Corp.	722,709	374,327,127
Oracle Corp.	161,127	45,315,357
Palantir Technologies, Inc., Class A (a)	221,121	40,336,893
Palo Alto Networks, Inc. (a)	64,942	13,223,490
PTC, Inc. (a)	11,647	2,364,574
Roper Technologies, Inc.	10,463	5,217,793
Salesforce, Inc.	92,950	22,029,150
ServiceNow, Inc. (a)	20,223	18,610,822
Synopsys, Inc. (a)	17,991	8,876,580
Tyler Technologies, Inc. (a)	4,204	2,199,365
Workday, Inc., Class A (a)	21,001	5,055,571
		632,152,223
Specialized REITs 0.8%
American Tower Corp.	45,527	8,755,753
Crown Castle, Inc.	42,340	4,085,387
Digital Realty Trust, Inc.	31,170	5,388,670

	Shares	Value
Common Stocks
Specialized REITs
Equinix, Inc.	9,515	$ 7,452,528
Extra Space Storage, Inc.	20,637	2,908,579
Iron Mountain, Inc.	28,716	2,927,309
Public Storage	15,353	4,434,714
SBA Communications Corp.	10,440	2,018,574
VICI Properties, Inc.	103,681	3,381,037
Weyerhaeuser Co.	70,151	1,739,043
		43,091,594
Specialty Retail 1.8%
AutoZone, Inc. (a)	1,627	6,980,220
Best Buy Co., Inc.	19,110	1,445,098
CarMax, Inc. (a)	14,591	654,698
Home Depot, Inc. (The)	96,734	39,195,649
Lowe's Cos., Inc.	54,490	13,693,882
O'Reilly Automotive, Inc. (a)	82,497	8,894,002
Ross Stores, Inc.	31,800	4,846,002
TJX Cos., Inc. (The)	108,469	15,678,109
Tractor Supply Co.	51,526	2,930,284
Ulta Beauty, Inc. (a)	4,370	2,389,298
Williams-Sonoma, Inc.	11,959	2,337,387
		99,044,629
Technology Hardware, Storage & Peripherals 7.0%
Apple, Inc. (c)	1,442,895	367,404,354
Dell Technologies, Inc., Class C	29,479	4,179,238
Hewlett Packard Enterprise Co.	127,584	3,133,463
HP, Inc.	91,323	2,486,725
NetApp, Inc.	19,455	2,304,639
Seagate Technology Holdings plc	20,687	4,883,373
Super Micro Computer, Inc. (a)(b)	48,743	2,336,740
Western Digital Corp.	33,730	4,049,624
		390,778,156
Textiles, Apparel & Luxury Goods 0.3%
Deckers Outdoor Corp. (a)	14,423	1,462,059
Lululemon Athletica, Inc. (a)	10,604	1,886,770
NIKE, Inc., Class B	115,508	8,054,373
Ralph Lauren Corp.	3,762	1,179,613
Tapestry, Inc.	20,246	2,292,252
		14,875,067
Tobacco 0.6%
Altria Group, Inc.	163,332	10,789,712
Philip Morris International, Inc.	151,343	24,547,835
		35,337,547
Trading Companies & Distributors 0.3%
Fastenal Co.	111,582	5,471,981

	Shares	Value
Common Stocks
Trading Companies & Distributors
United Rentals, Inc.	6,256	$ 5,972,353
WW Grainger, Inc.	4,279	4,077,716
		15,522,050
Water Utilities 0.0% ‡
American Water Works Co., Inc.	18,969	2,640,295
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.	47,051	11,263,068
Total Common Stocks (d) (Cost $1,347,777,996)		5,546,533,503

	Number of Rights

Rights 0.0% ‡
Health Care Equipment & Supplies 0.0% ‡
ABIOMED, Inc., CVR (a)(e)	4,165	4,248
Total Rights (Cost $4,248)		4,248

	Shares

Short-Term Investments 1.1%
Unaffiliated Investment Company 0.1%
Invesco Government & Agency Portfolio, 4.131% (f)(g)	3,225,000	3,225,000

	Principal Amount

U.S. Treasury Debt 1.0%
U.S. Treasury Bills
3.912%, due 12/23/25 (c)(h)	$ 58,800,000	58,276,001
Total Short-Term Investments (Cost $61,500,720)		61,501,001
Total Investments (Cost $1,409,282,964)	100.0%	5,608,038,752
Other Assets, Less Liabilities	(0.0)‡	(1,910,851)
Net Assets	100.0%	$ 5,606,127,901

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.

(b)	All or a portion of this security was held on loan. As of September 30, 2025, the aggregate market value of securities on loan was $3,761,995; the total market value of collateral held by the Portfolio was $3,877,867. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $652,867. The Portfolio received cash collateral with a value of $3,225,000.
(c)	Represents a security, or portion thereof, which was maintained at the broker as collateral for futures contracts.
(d)	The combined market value of common stocks and notional value of Standard & Poor’s 500 Index futures contracts represents 100.0% of the Portfolio’s net assets.
(e)	Illiquid security—As of September 30, 2025, the total market value deemed illiquid under procedures approved by the Board of Trustees was $4,248, which represented less than one-tenth of a percent of the Portfolio’s net assets.
(f)	Current yield as of September 30, 2025.
(g)	Represents a security purchased with cash collateral received for securities on loan.
(h)	Interest rate shown represents yield to maturity.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 686	$ 42,731	$ (43,417)	$ —	$ —	$ —	$ 11	$ —	—
Futures Contracts
As of September 30, 2025, the Portfolio held the following futures contracts:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[1]
Long Contracts
S&P 500 E-Mini Index	171	December 2025	$ 56,469,481	$ 57,616,313	$ 1,146,832

1.	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2025.
Abbreviation(s):
REIT—Real Estate Investment Trust

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 5,546,533,503	$ —	$ —	$ 5,546,533,503
Rights	—	4,248	—	4,248
Short-Term Investments
Unaffiliated Investment Company	3,225,000	—	—	3,225,000
U.S. Treasury Debt	—	58,276,001	—	58,276,001
Total Short-Term Investments	3,225,000	58,276,001	—	61,501,001
Total Investments in Securities	5,549,758,503	58,280,249	—	5,608,038,752
Other Financial Instruments
Futures Contracts (b)	1,146,832	—	—	1,146,832
Total Investments in Securities and Other Financial Instruments	$ 5,550,905,335	$ 58,280,249	$ —	$ 5,609,185,584

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI VP Wellington Small Cap Portfolio
Portfolio of Investments September 30, 2025†^(Unaudited)
	Shares	Value
Common Stocks 96.9%
Aerospace & Defense 1.3%
Hexcel Corp.	39,591	$ 2,482,356
Spirit AeroSystems Holdings, Inc., Class A (a)	53,121	2,050,471
Voyager Technologies, Inc., Class A (a)	9,480	282,314
		4,815,141
Automobile Components 1.6%
Goodyear Tire & Rubber Co. (The) (a)	188,732	1,411,715
Modine Manufacturing Co. (a)	10,550	1,499,788
Phinia, Inc.	38,812	2,230,914
Visteon Corp.	7,631	914,652
		6,057,069
Banks 10.4%
Atlantic Union Bankshares Corp.	62,857	2,218,224
Bank OZK	41,679	2,124,795
Banner Corp.	27,135	1,777,343
Cadence Bank	120,401	4,519,854
Columbia Banking System, Inc.	73,579	1,893,923
CVB Financial Corp.	114,905	2,172,854
Enterprise Financial Services Corp.	23,539	1,364,791
First Hawaiian, Inc.	79,374	1,970,856
First Interstate BancSystem, Inc., Class A	109,972	3,504,808
FNB Corp.	124,928	2,012,590
Home BancShares, Inc.	86,446	2,446,422
Old National Bancorp	100,533	2,206,699
Prosperity Bancshares, Inc.	21,148	1,403,170
Renasant Corp.	35,951	1,326,232
Seacoast Banking Corp. of Florida	43,823	1,333,534
Simmons First National Corp., Class A	110,247	2,113,435
Stellar Bancorp, Inc.	52,735	1,599,980
United Community Banks, Inc.	46,888	1,469,939
WSFS Financial Corp.	25,995	1,401,910
		38,861,359
Beverages 0.2%
Vita Coco Co., Inc. (The) (a)	19,159	813,683
Biotechnology 7.0%
ACADIA Pharmaceuticals, Inc. (a)	8,642	184,421
ADMA Biologics, Inc. (a)	16,132	236,495
Agios Pharmaceuticals, Inc. (a)	3,798	152,452
Akero Therapeutics, Inc. (a)	4,850	230,278
Alkermes plc (a)	10,994	329,820
Amicus Therapeutics, Inc. (a)	79,448	626,050
Apogee Therapeutics, Inc. (a)	11,494	456,657
Arcellx, Inc. (a)	2,500	205,250
Arcutis Biotherapeutics, Inc. (a)	7,196	135,645
Ardelyx, Inc. (a)	16,017	88,254

	Shares	Value
Common Stocks
Biotechnology
Arrowhead Pharmaceuticals, Inc. (a)	7,721	$ 266,297
Aurinia Pharmaceuticals, Inc. (a)	8,012	88,533
Avidity Biosciences, Inc. (a)	27,247	1,187,152
Beam Therapeutics, Inc. (a)(b)	5,932	143,970
BioCryst Pharmaceuticals, Inc. (a)	14,517	110,184
Biohaven Ltd. (a)	6,215	93,287
Bridgebio Pharma, Inc. (a)	10,451	542,825
Catalyst Pharmaceuticals, Inc. (a)	8,256	162,643
Celcuity, Inc. (a)	1,953	96,478
Celldex Therapeutics, Inc. (a)	28,980	749,713
CG oncology, Inc. (a)	18,480	744,374
Cidara Therapeutics, Inc. (a)	1,187	113,667
Cogent Biosciences, Inc. (a)	6,717	96,456
CRISPR Therapeutics AG (a)(b)	5,698	369,287
Cytokinetics, Inc. (a)	19,416	1,067,103
Denali Therapeutics, Inc. (a)	9,250	134,310
Disc Medicine, Inc. (a)	11,138	735,999
Dynavax Technologies Corp. (a)(b)	7,135	70,851
Dyne Therapeutics, Inc. (a)	6,546	82,807
Exact Sciences Corp. (a)	41,531	2,272,161
GRAIL, Inc. (a)(b)	2,074	122,636
Ideaya Biosciences, Inc. (a)	5,744	156,294
Immunovant, Inc. (a)	4,386	70,702
Insmed, Inc. (a)	16,790	2,417,928
Intellia Therapeutics, Inc. (a)	6,953	120,078
Krystal Biotech, Inc. (a)	1,699	299,924
Kymera Therapeutics, Inc. (a)	12,999	735,743
Madrigal Pharmaceuticals, Inc. (a)	1,172	537,550
MannKind Corp. (a)	21,578	115,874
Merus NV (a)	6,149	578,928
Mineralys Therapeutics, Inc. (a)	15,054	570,848
Mirum Pharmaceuticals, Inc. (a)	2,992	219,344
Novavax, Inc. (a)(b)	10,486	90,914
Nuvalent, Inc., Class A (a)	8,839	764,397
Protagonist Therapeutics, Inc. (a)	16,115	1,070,519
PTC Therapeutics, Inc. (a)	21,431	1,315,221
Recursion Pharmaceuticals, Inc., Class A (a)(b)	23,936	116,808
Revolution Medicines, Inc. (a)	26,613	1,242,827
Rhythm Pharmaceuticals, Inc. (a)	3,823	386,085
Scholar Rock Holding Corp. (a)	16,968	631,888
Soleno Therapeutics, Inc. (a)(b)	9,155	618,878
Syndax Pharmaceuticals, Inc. (a)	5,970	91,848
TG Therapeutics, Inc. (a)(b)	9,440	341,020
Travere Therapeutics, Inc. (a)	5,750	137,425
Twist Bioscience Corp. (a)	4,089	115,064
Vaxcyte, Inc. (a)	21,560	776,591
Vera Therapeutics, Inc. (a)	3,551	103,192
Veracyte, Inc. (a)	5,322	182,704

	Shares	Value
Common Stocks
Biotechnology
Vericel Corp. (a)	3,576	$ 112,537
Viridian Therapeutics, Inc. (a)	4,759	102,699
Xenon Pharmaceuticals, Inc. (a)	5,295	212,594
		26,132,479
Broadline Retail 0.4%
Ollie's Bargain Outlet Holdings, Inc. (a)	12,022	1,543,625
Building Products 0.6%
Zurn Elkay Water Solutions Corp.	48,484	2,280,203
Capital Markets 1.1%
Hamilton Lane, Inc., Class A	9,138	1,231,711
PJT Partners, Inc., Class A	15,505	2,755,704
		3,987,415
Chemicals 1.4%
Cabot Corp.	23,276	1,770,140
Mativ Holdings, Inc.	102,344	1,157,511
Quaker Chemical Corp.	16,367	2,156,352
		5,084,003
Commercial Services & Supplies 2.0%
Brady Corp., Class A	27,748	2,165,176
Casella Waste Systems, Inc., Class A (a)	18,721	1,776,249
GEO Group, Inc. (The) (a)	2,936	60,159
Loomis AB	42,885	1,834,535
MillerKnoll, Inc.	97,500	1,729,650
		7,565,769
Communications Equipment 1.2%
Calix, Inc. (a)	32,363	1,986,117
NetScout Systems, Inc. (a)	93,356	2,411,386
		4,397,503
Construction & Engineering 2.6%
Ameresco, Inc., Class A (a)	187,415	6,293,396
Centuri Holdings, Inc. (a)	106,126	2,246,687
Fluor Corp. (a)	22,610	951,203
		9,491,286
Construction Materials 0.3%
James Hardie Industries plc, ADR (a)	50,473	969,586
Consumer Finance 3.2%
Bread Financial Holdings, Inc.	32,503	1,812,693
Dave, Inc. (a)	1,896	377,968
Enova International, Inc. (a)	32,166	3,701,985

	Shares	Value
Common Stocks
Consumer Finance
EZCORP, Inc., Class A (a)	98,607	$ 1,877,477
Navient Corp.	152,961	2,011,437
PROG Holdings, Inc.	65,484	2,119,062
		11,900,622
Consumer Staples Distribution & Retail 0.8%
Grocery Outlet Holding Corp. (a)	129,297	2,075,217
Guardian Pharmacy Services, Inc., Class A (a)	34,112	894,758
		2,969,975
Containers & Packaging 0.9%
Greif, Inc., Class A	28,397	1,697,005
Sonoco Products Co.	39,389	1,697,272
		3,394,277
Diversified Consumer Services 2.3%
Adtalem Global Education, Inc. (a)	13,321	2,057,428
H&R Block, Inc.	28,514	1,441,953
Laureate Education, Inc. (a)	119,090	3,756,099
Stride, Inc. (a)	9,862	1,468,846
		8,724,326
Electrical Equipment 1.0%
Acuity, Inc.	5,129	1,766,377
NEXTracker, Inc., Class A (a)	28,481	2,107,309
		3,873,686
Electronic Equipment, Instruments & Components 1.4%
Fabrinet (a)	2,548	929,052
TTM Technologies, Inc. (a)	41,012	2,362,291
Vishay Intertechnology, Inc.	127,441	1,949,847
		5,241,190
Energy Equipment & Services 1.5%
Cactus, Inc., Class A	13,593	536,516
Helix Energy Solutions Group, Inc. (a)	207,670	1,362,315
Select Water Solutions, Inc.	230,642	2,465,563
Tidewater, Inc. (a)	20,708	1,104,358
		5,468,752
Financial Services 2.9%
Federal Agricultural Mortgage Corp., Class C	9,319	1,565,405
HA Sustainable Infrastructure Capital, Inc.	37,750	1,158,925
Radian Group, Inc.	69,772	2,527,142
Remitly Global, Inc. (a)	135,057	2,201,429
Repay Holdings Corp. (a)(b)	180,822	945,699
Shift4 Payments, Inc., Class A (a)(b)	31,237	2,417,744
		10,816,344

	Shares	Value
Common Stocks
Food Products 0.2%
Freshpet, Inc. (a)	14,656	$ 807,692
Gas Utilities 2.2%
New Jersey Resources Corp.	43,044	2,072,569
Southwest Gas Holdings, Inc.	27,580	2,160,617
Spire, Inc.	28,525	2,325,358
UGI Corp.	47,102	1,566,612
		8,125,156
Ground Transportation 0.8%
Ryder System, Inc.	16,121	3,041,065
Health Care Equipment & Supplies 3.5%
Artivion, Inc. (a)	92,406	3,912,470
Glaukos Corp. (a)	13,404	1,093,096
Integra LifeSciences Holdings Corp. (a)	139,938	2,005,312
Lantheus Holdings, Inc. (a)	13,066	670,155
Omnicell, Inc. (a)	54,790	1,668,355
PROCEPT BioRobotics Corp. (a)	21,291	759,876
SI-BONE, Inc. (a)	128,391	1,889,915
TransMedics Group, Inc. (a)(b)	7,918	888,400
		12,887,579
Health Care Providers & Services 1.5%
Ensign Group, Inc. (The)	7,918	1,367,993
GeneDx Holdings Corp. (a)	13,938	1,501,680
Hims & Hers Health, Inc. (a)	6,410	363,575
PACS Group, Inc. (a)	33,491	459,832
Progyny, Inc. (a)	87,750	1,888,380
		5,581,460
Health Care REITs 1.3%
American Healthcare REIT, Inc.	58,858	2,472,625
CareTrust REIT, Inc.	68,794	2,385,776
		4,858,401
Health Care Technology 0.4%
Veradigm, Inc. (a)	291,983	1,401,518
Hotel & Resort REITs 0.6%
Pebblebrook Hotel Trust	188,924	2,151,844
Hotels, Restaurants & Leisure 2.4%
Cracker Barrel Old Country Store, Inc. (b)	27,811	1,225,353
Genius Sports Ltd. (a)	177,366	2,195,791
Life Time Group Holdings, Inc. (a)	113,068	3,120,677
Monarch Casino & Resort, Inc.	17,612	1,864,054

	Shares	Value
Common Stocks
Hotels, Restaurants & Leisure
Wingstop, Inc. (b)	1,377	$ 346,563
		8,752,438
Household Durables 2.3%
Champion Homes, Inc. (a)	59,308	4,529,352
Helen of Troy Ltd. (a)	79,938	2,014,437
Leggett & Platt, Inc.	218,252	1,938,078
		8,481,867
Household Products 0.4%
Energizer Holdings, Inc.	55,789	1,388,588
Insurance 1.4%
Beazley plc	46,203	565,237
Kemper Corp.	27,407	1,412,831
Lancashire Holdings Ltd.	210,993	1,923,652
SiriusPoint Ltd. (a)	81,830	1,480,305
		5,382,025
IT Services 0.3%
Grid Dynamics Holdings, Inc. (a)	133,040	1,025,738
Leisure Products 1.0%
Malibu Boats, Inc., Class A (a)	48,685	1,579,828
Sturm Ruger & Co., Inc.	52,712	2,291,391
		3,871,219
Machinery 1.9%
Blue Bird Corp. (a)	54,996	3,165,020
Greenbrier Cos., Inc. (The)	38,117	1,759,862
Kennametal, Inc.	102,498	2,145,283
		7,070,165
Media 1.5%
Criteo SA, Sponsored ADR (a)	20,798	470,035
Magnite, Inc. (a)(b)	175,352	3,819,167
National CineMedia, Inc. (b)	297,985	1,343,912
		5,633,114
Metals & Mining 2.0%
Kaiser Aluminum Corp.	52,884	4,080,529
Lundin Mining Corp.	193,732	2,889,902
MP Materials Corp. (a)	6,422	430,724
		7,401,155
Mortgage Real Estate Investment Trusts 0.4%
Rithm Capital Corp.	142,998	1,628,747

	Shares	Value
Common Stocks
Office REITs 0.7%
Piedmont Realty Trust, Inc., Class A	284,971	$ 2,564,739
Oil, Gas & Consumable Fuels 0.9%
Excelerate Energy, Inc., Class A	87,878	2,213,647
Viper Energy, Inc.	30,951	1,182,947
		3,396,594
Personal Care Products 0.2%
BellRing Brands, Inc. (a)	19,987	726,527
Pharmaceuticals 1.7%
Amneal Pharmaceuticals, Inc. (a)	10,319	103,293
Amphastar Pharmaceuticals, Inc. (a)	2,685	71,555
ANI Pharmaceuticals, Inc. (a)	1,266	115,966
Avadel Pharmaceuticals plc, ADR (a)	6,409	97,865
Axsome Therapeutics, Inc. (a)	9,167	1,113,332
Collegium Pharmaceutical, Inc. (a)	2,188	76,558
CorMedix, Inc. (a)(b)	4,669	54,300
Crinetics Pharmaceuticals, Inc. (a)	26,381	1,098,769
Edgewise Therapeutics, Inc. (a)	5,079	82,381
Harmony Biosciences Holdings, Inc. (a)	3,001	82,708
Harrow, Inc. (a)(b)	2,220	106,960
Indivior plc (a)	8,325	200,716
Innoviva, Inc. (a)	4,374	79,826
Ligand Pharmaceuticals, Inc. (a)	1,299	230,105
Liquidia Corp. (a)	4,335	98,578
Ocular Therapeutix, Inc. (a)	9,712	113,533
Pacira BioSciences, Inc. (a)	58,159	1,498,757
Prestige Consumer Healthcare, Inc. (a)	3,370	210,288
Structure Therapeutics, Inc., ADR (a)(b)	10,290	288,120
Supernus Pharmaceuticals, Inc. (a)	3,697	176,680
Tarsus Pharmaceuticals, Inc. (a)	2,709	160,996
WaVe Life Sciences Ltd. (a)	9,514	69,642
Xeris Biopharma Holdings, Inc. (a)	10,624	86,479
		6,217,407
Professional Services 4.1%
Alight, Inc., Class A	476,780	1,554,303
ExlService Holdings, Inc. (a)	49,260	2,168,918
Maximus, Inc.	38,115	3,482,567
TriNet Group, Inc.	37,437	2,504,161
Verra Mobility Corp. (a)	184,533	4,557,965
WNS Holdings Ltd. (a)	14,316	1,091,881
		15,359,795
Real Estate Management & Development 0.4%
Marcus & Millichap, Inc.	46,234	1,356,968

	Shares	Value
Common Stocks
Retail REITs 1.1%
Macerich Co. (The)	130,302	$ 2,371,496
Phillips Edison & Co., Inc.	47,577	1,633,319
		4,004,815
Semiconductors & Semiconductor Equipment 4.5%
Credo Technology Group Holding Ltd. (a)	10,655	1,551,474
Ichor Holdings Ltd. (a)	101,409	1,776,686
MKS, Inc.	15,587	1,929,203
Power Integrations, Inc.	49,715	1,999,040
Silicon Motion Technology Corp., ADR	22,830	2,164,512
SiTime Corp. (a)	11,539	3,476,816
Tower Semiconductor Ltd. (a)	52,452	3,792,280
		16,690,011
Software 5.6%
A10 Networks, Inc.	115,619	2,098,485
Adeia, Inc.	128,405	2,157,204
Agilysys, Inc. (a)	10,247	1,078,497
Amplitude, Inc., Class A (a)	113,188	1,213,375
AvePoint, Inc. (a)	131,391	1,972,179
Clearwater Analytics Holdings, Inc., Class A (a)	40,794	735,108
CyberArk Software Ltd. (a)	3,677	1,776,543
Freshworks, Inc., Class A (a)	99,911	1,175,952
Intapp, Inc. (a)	37,598	1,537,758
NCR Voyix Corp. (a)	141,931	1,781,234
RingCentral, Inc., Class A (a)	59,043	1,673,279
Rubrik, Inc., Class A (a)	8,297	682,428
SEMrush Holdings, Inc., Class A (a)	122,289	865,806
ServiceTitan, Inc., Class A (a)	6,089	613,954
Xperi, Inc. (a)	219,053	1,419,463
		20,781,265
Specialized REITs 0.9%
EPR Properties	35,739	2,073,219
National Storage Affiliates Trust	47,300	1,429,406
		3,502,625
Specialty Retail 3.3%
Advance Auto Parts, Inc. (b)	36,888	2,264,923
American Eagle Outfitters, Inc.	123,316	2,109,937
Boot Barn Holdings, Inc. (a)	11,401	1,889,374
Five Below, Inc. (a)	5,335	825,324
Signet Jewelers Ltd.	22,647	2,172,300
Upbound Group, Inc.	125,346	2,961,926
		12,223,784
Textiles, Apparel & Luxury Goods 1.0%
Carter's, Inc.	43,176	1,218,427

	Shares	Value
Common Stocks
Textiles, Apparel & Luxury Goods
Steven Madden Ltd. (b)	78,744	$ 2,636,349
		3,854,776
Trading Companies & Distributors 4.3%
Air Lease Corp.	30,615	1,948,645
Applied Industrial Technologies, Inc.	6,454	1,684,816
DXP Enterprises, Inc. (a)	9,068	1,079,727
MRC Global, Inc. (a)	223,245	3,219,193
MSC Industrial Direct Co., Inc., Class A	23,742	2,187,588
Rush Enterprises, Inc., Class A	22,474	1,201,685
Xometry, Inc., Class A (a)(b)	86,303	4,700,924
		16,022,578
Total Common Stocks (Cost $317,256,903)		360,579,948
Exchange-Traded Fund 1.9%
iShares Russell 2000 Value ETF	38,423	6,793,571
Total Exchange-Traded Fund (Cost $6,479,577)		6,793,571
Short-Term Investments 1.7%
Affiliated Investment Company 1.2%
NYLI U.S. Government Liquidity Fund, 4.027% (c)	4,396,431	4,396,431
Unaffiliated Investment Company 0.5%
Invesco Government & Agency Portfolio, 4.131% (c)(d)	1,996,654	1,996,654
Total Short-Term Investments (Cost $6,393,085)		6,393,085
Total Investments (Cost $330,129,565)	100.5%	373,766,604
Other Assets, Less Liabilities	(0.5)	(1,730,242)
Net Assets	100.0%	$ 372,036,362

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of September 30, 2025, the aggregate market value of securities on loan was $14,112,707; the total market value of collateral held by the Portfolio was $14,652,145. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $12,655,491. The Portfolio received cash collateral with a value of $1,996,654.
(c)	Current yield as of September 30, 2025.
(d)	Represents a security purchased with cash collateral received for securities on loan.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 6,197	$ 69,231	$ (71,032)	$ —	$ —	$ 4,396	$ 182	$ —	4,396
Futures Contracts
As of September 30, 2025, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
Russell 2000 E-Mini Index	34	December 2025	$ 4,150,504	$ 4,174,350	$ 23,846

1.	As of September 30, 2025, cash in the amount of $344,313 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2025.
Abbreviation(s):
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Commercial Services & Supplies	$ 5,731,234	$ 1,834,535	$ —	$ 7,565,769
Insurance	2,893,136	2,488,889	—	5,382,025
All Other Industries	347,632,154	—	—	347,632,154
Total Common Stocks	356,256,524	4,323,424	—	360,579,948
Exchange-Traded Fund	6,793,571	—	—	6,793,571
Short-Term Investments
Affiliated Investment Company	4,396,431	—	—	4,396,431
Unaffiliated Investment Company	1,996,654	—	—	1,996,654
Total Short-Term Investments	6,393,085	—	—	6,393,085
Total Investments in Securities	369,443,180	4,323,424	—	373,766,604
Other Financial Instruments
Futures Contracts (b)	23,846	—	—	23,846
Total Investments in Securities and Other Financial Instruments	$ 369,467,026	$ 4,323,424	$ —	$ 373,790,450

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI VP MacKay Strategic Bond Portfolio
Portfolio of Investments September 30, 2025†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 97.3%
Asset-Backed Securities 14.5%
Automobile Asset-Backed Securities 6.0%
Ally Bank Auto Credit-Linked Notes (a)
Series 2024-B, Class G
11.395%, due 9/15/32	$ 661,374	$ 674,697
Series 2024-A, Class G
12.748%, due 5/17/32	947,478	978,627
Bridgecrest Lending Auto Securitization Trust
Series 2025-3, Class E
6.62%, due 5/17/32 (a)	1,125,000	1,119,917
CarMax Auto Owner Trust
Series 2024-1, Class D
6.00%, due 7/15/30	1,300,000	1,333,666
Carmax Select Receivables Trust
Series 2025-B, Class D
5.33%, due 7/15/31	1,205,000	1,202,318
CarMax Select Receivables Trust
Series 2025-A, Class D
5.86%, due 7/15/31	1,005,000	1,028,197
DT Auto Owner Trust (a)
Series 2021-3A, Class D
1.31%, due 5/17/27	1,024,978	1,015,341
Series 2021-4A, Class D
1.99%, due 9/15/27	951,960	943,400
Exeter Automobile Receivables Trust (a)
Series 2021-3A, Class E
3.04%, due 12/15/28	2,825,000	2,793,395
Series 2022-2A, Class E
6.34%, due 10/15/29	1,685,000	1,652,275
Series 2025-4A, Class E
6.99%, due 4/15/33	880,000	879,256
Series 2025-3A, Class E
7.52%, due 12/15/32	1,400,000	1,419,430
Series 2022-5A, Class E
10.45%, due 4/15/30	1,190,000	1,264,293
Flagship Credit Auto Trust (a)
Series 2021-4, Class C
1.96%, due 12/15/27	830,099	822,646
Series 2021-4, Class D
2.26%, due 12/15/27	2,765,000	2,622,019
Series 2021-2, Class E
3.16%, due 9/15/28	1,570,000	1,520,479
Series 2021-3, Class E
3.32%, due 12/15/28	1,535,000	1,421,243
Series 2020-1, Class E
3.52%, due 6/15/27	1,596,024	1,594,528
Series 2022-1, Class D
3.64%, due 3/15/28	985,000	940,818

	Principal Amount	Value
Asset-Backed Securities
Automobile Asset-Backed Securities
Flagship Credit Auto Trust (a)
Series 2021-4, Class E
4.03%, due 3/15/29	$ 770,000	$ 674,240
Series 2020-3, Class E
4.98%, due 12/15/27	1,295,000	1,295,253
Series 2022-2, Class D
5.80%, due 4/17/28	1,995,000	1,818,052
GLS Auto Receivables Issuer Trust (a)
Series 2021-3A, Class D
1.48%, due 7/15/27	1,066,903	1,057,512
Series 2022-3A, Class E
8.35%, due 10/15/29	685,000	709,700
Hertz Vehicle Financing III LP
Series 2021-2A, Class D
4.34%, due 12/27/27 (a)	1,500,000	1,466,732
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class E
12.639% (SOFR 30A + 8.25%), due 5/20/32 (a)(b)	635,553	648,779
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class F
12.24%, due 12/15/33 (a)	783,373	814,900
		33,711,713
Home Equity Asset-Backed Security 0.3%
RCKT Mortgage Trust
Series 2024-CES5, Class A1A
5.846%, due 8/25/44 (a)(c)	1,648,125	1,665,563
Other Asset-Backed Securities 8.2%
AGL CLO 17 Ltd.
Series 2022-17A, Class BR
5.725% (3 Month SOFR + 1.40%), due 1/21/35 (a)(b)	1,350,000	1,350,331
AGL CLO 32 Ltd.
Series 2024-32A, Class A1
5.705% (3 Month SOFR + 1.38%), due 7/21/37 (a)(b)	1,250,000	1,254,832
AGL CLO 35 Ltd.
Series 2024-35A, Class A2
5.875% (3 Month SOFR + 1.55%), due 1/21/38 (a)(b)	400,000	400,762
AIMCO CLO
Series 2018-AA, Class B1R
5.972% (3 Month SOFR + 1.65%), due 10/17/37 (a)(b)	1,250,000	1,255,992
American Airlines Pass-Through Trust
Series 2016-2, Class A
3.65%, due 6/15/28	1,215,821	1,171,658
Series 2019-1, Class B
3.85%, due 2/15/28	781,080	760,403
Series 2021-1, Class B
3.95%, due 7/11/30	1,095,000	1,045,759

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
American Airlines Pass-Through Trust
Series 2015-2, Class A
4.00%, due 9/22/27	$ 274,959	$ 267,979
Apex Credit CLO Ltd.
Series 2022-1A, Class D1R
7.624% (3 Month SOFR + 3.50%), due 10/22/38 (a)(b)(d)	800,000	800,000
Apidos CLO
Series 2018-18A, Class BR2
6.032% (3 Month SOFR + 1.70%), due 1/22/38 (a)(b)	1,300,000	1,306,430
Apidos CLO LI Ltd.
Series 2024-51A, Class B
5.875% (3 Month SOFR + 1.55%), due 1/20/38 (a)(b)	660,000	659,549
ARES Direct Lending CLO 3 LLC
Series 2024-3A, Class A2
6.075% (3 Month SOFR + 1.75%), due 1/20/37 (a)(b)	700,000	700,628
Avant Loans Funding Trust
Series 2022-REV1, Class D
11.02%, due 9/15/31 (a)	626,974	629,996
Bain Capital Credit CLO Ltd.
Series 2021-6A, Class DR
7.275% (3 Month SOFR + 2.95%), due 10/21/34 (a)(b)	600,000	598,454
BXDL Static CLO LLC
Series 2025-1A, Class A1
5.618% (3 Month SOFR + 1.30%), due 7/20/35 (a)(b)	850,000	846,915
CF Hippolyta Issuer LLC (a)
Series 2020-1, Class A1
1.69%, due 7/15/60	1,150,449	988,171
Series 2021-1A, Class B1
1.98%, due 3/15/61	1,983,852	1,532,564
Series 2020-1, Class A2
1.99%, due 7/15/60	916,285	771,185
Series 2020-1, Class B1
2.28%, due 7/15/60	1,300,608	906,059
Consolidated Communications LLC
Series 2025-1A, Class C
9.408%, due 5/20/55 (a)	1,250,000	1,314,207
Dext ABS LLC
Series 2025-1, Class D
5.65%, due 2/15/36 (a)	925,000	942,892
Flexential Issuer
Series 2021-1A, Class C
6.93%, due 11/27/51 (a)	935,000	919,189
Fortress Credit Opportunities XXI CLO LLC
Series 2023-21A, Class A1TR
5.895% (3 Month SOFR + 1.57%), due 1/21/37 (a)(b)	1,200,000	1,202,668
Golub Capital Partners CLO 67M
Series 2023-67A, Class CR
6.43% (3 Month SOFR + 2.20%), due 5/9/36 (a)(b)	900,000	900,799

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Golub Capital Partners CLO 76 B Ltd.
Series 2024-76A, Class A1
5.688% (3 Month SOFR + 1.37%), due 10/25/37 (a)(b)	$ 1,100,000	$ 1,103,421
Golub Capital Partners CLO 78M
Series 2025-78A, Class A1
5.705% (3 Month SOFR + 1.38%), due 4/21/39 (a)(b)	1,305,000	1,304,486
Great Lakes CLO Ltd.
Series 2019-1A, Class ARR
5.798% (3 Month SOFR + 1.48%), due 4/15/37 (a)(b)	1,120,000	1,127,103
Home Partners of America Trust
Series 2021-2, Class B
2.302%, due 12/17/26 (a)	748,406	727,906
Ivy Hill Middle Market Credit Fund VII Ltd.
Series 7A, Class AR3
5.918% (3 Month SOFR + 1.60%), due 10/15/36 (a)(b)	750,000	750,640
Magnetite 50 Ltd.
Series 2025-50A, Class A1
5.589% (3 Month SOFR + 1.28%), due 7/25/38 (a)(b)	1,250,000	1,254,914
Navient Private Education Refi Loan Trust (a)
Series 2020-GA, Class B
2.50%, due 9/16/69	1,485,000	1,249,011
Series 2020-HA, Class B
2.78%, due 1/15/69	840,000	735,202
OCP CLO Ltd.
Series 2017-14A, Class A1R
5.695% (3 Month SOFR + 1.37%), due 7/20/37 (a)(b)	1,050,000	1,053,152
Owl Rock CLO XX LLC
Series 2024-20A, Class C
6.419% (3 Month SOFR + 2.10%), due 10/24/34 (a)(b)	800,000	791,826
Rad CLO 25 Ltd.
Series 2024-25A, Class A1
5.785% (3 Month SOFR + 1.46%), due 7/20/37 (a)(b)	650,000	653,325
Regatta 30 Funding Ltd.
Series 2024-4A, Class B
5.968% (3 Month SOFR + 1.65%), due 1/25/38 (a)(b)	1,250,000	1,253,870
Regatta XI Funding Ltd.
Series 2018-1A, Class AR
5.722% (3 Month SOFR + 1.40%), due 7/17/37 (a)(b)	1,100,000	1,102,757
RIN V LLC
Series 2023-2A, Class A1R
5.658% (3 Month SOFR + 1.34%), due 10/14/36 (a)(b)	1,300,000	1,299,995
Signal Peak CLO 12 Ltd.
Series 2022-12A, Class A1R
5.729% (3 Month SOFR + 1.40%), due 7/18/37 (a)(b)	845,000	848,362
Silver Point SCF CLO IV Ltd.
Series 2021-1A, Class A2R
6.268% (3 Month SOFR + 1.95%), due 10/15/36 (a)(b)	700,000	704,141

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Subway Funding LLC
Series 2024-1A, Class A2II
6.268%, due 7/30/54 (a)	$ 957,762	$ 982,398
Texas Debt Capital CLO Ltd.
Series 2024-2A, Class B
6.019% (3 Month SOFR + 1.70%), due 1/24/37 (a)(b)	800,000	804,838
Tricon American Homes
Series 2020-SFR1, Class C
2.249%, due 7/17/38 (a)	1,780,000	1,745,916
Vantage Data Centers Issuer LLC
Series 2021-1A, Class A2
2.165%, due 10/15/46 (a)	920,000	895,832
Zayo Issuer LLC
Series 2025-2A, Class C
9.489%, due 6/20/55 (a)	2,500,000	2,658,730
		45,575,247
Total Asset-Backed Securities (Cost $81,608,328)		80,952,523
Corporate Bonds 39.3%
Aerospace & Defense 0.3%
Bombardier, Inc.
7.50%, due 2/1/29 (a)	1,455,000	1,516,087
Airlines 1.4%
American Airlines, Inc. (a)
5.50%, due 4/20/26	410,000	410,181
5.75%, due 4/20/29	3,255,000	3,267,452
Avianca Midco 2 plc
Series Reg S
9.625%, due 2/14/30	900,000	895,230
Delta Air Lines, Inc. (a)
4.50%, due 10/20/25	98,376	98,256
4.75%, due 10/20/28	2,245,000	2,257,624
Grupo Aeromexico SAB de CV
8.625%, due 11/15/31 (a)	350,000	349,527
Pegasus Hava Tasimaciligi A/S
Series Reg S
8.00%, due 9/11/31 (e)	500,000	516,257
		7,794,527
Auto Manufacturers 1.9%
Ford Motor Credit Co. LLC
4.125%, due 8/17/27	1,380,000	1,357,435
6.80%, due 5/12/28	1,645,000	1,708,468
6.95%, due 3/6/26	1,150,000	1,159,157

	Principal Amount	Value
Corporate Bonds
Auto Manufacturers
General Motors Financial Co., Inc.
2.35%, due 1/8/31	$ 908,000	$ 804,445
2.70%, due 6/10/31	1,635,000	1,461,701
Nissan Motor Acceptance Co. LLC
1.85%, due 9/16/26 (a)	4,030,000	3,884,583
		10,375,789
Auto Parts & Equipment 0.1%
Goodyear Tire & Rubber Co. (The)
6.625%, due 7/15/30 (e)	770,000	781,288
Banks 5.4%
Akbank TAS
Series Reg S
9.369% (5 Year Treasury Constant Maturity Rate + 5.27%), due 3/14/29 (b)(f)	825,000	862,602
Banco de Credito del Peru SA
6.45% (5 Year Treasury Constant Maturity Rate + 2.486%), due 7/30/35 (a)(b)	875,000	910,000
Bank of Georgia JSC
Series Reg S
9.50% (5 Year SOFR + 5.618%), due 7/16/29 (b)(f)	775,000	784,610
Barclays plc
4.375% (5 Year Treasury Constant Maturity Rate + 3.41%), due 3/15/28 (b)(f)	2,340,000	2,244,836
BNP Paribas SA (a)(b)(f)
4.625% (5 Year Treasury Constant Maturity Rate + 3.196%), due 1/12/27	940,000	925,185
4.625% (5 Year Treasury Constant Maturity Rate + 3.34%), due 2/25/31	1,135,000	1,036,257
BPCE SA
2.045%, due 10/19/27 (a)(g)	1,370,000	1,337,344
Credit Agricole SA
4.75% (5 Year Treasury Constant Maturity Rate + 3.237%), due 3/23/29 (a)(b)(f)	1,158,000	1,109,944
Deutsche Bank AG
3.035%, due 5/28/32 (g)	640,000	584,632
4.875% (USISDA05 + 2.553%), due 12/1/32 (b)	1,820,000	1,819,073
First Horizon Bank
5.75%, due 5/1/30	1,795,000	1,851,908
Intesa Sanpaolo SpA
4.198% (1 Year Treasury Constant Maturity Rate + 2.60%), due 6/1/32 (a)(b)	2,515,000	2,377,290
KeyCorp
6.401%, due 3/6/35 (g)	1,985,000	2,154,124
Morgan Stanley
2.484%, due 9/16/36 (g)	1,605,000	1,394,146
NatWest Group plc
4.60% (5 Year Treasury Constant Maturity Rate + 3.10%), due 6/28/31 (b)(f)	1,825,000	1,669,838
Santander Holdings USA, Inc.
6.499%, due 3/9/29 (g)	1,270,000	1,325,057
Societe Generale SA (a)(b)(f)
4.75% (5 Year Treasury Constant Maturity Rate + 3.931%), due 5/26/26	1,210,000	1,198,314
5.375% (5 Year Treasury Constant Maturity Rate + 4.514%), due 11/18/30	1,745,000	1,643,593

	Principal Amount	Value
Corporate Bonds
Banks
Standard Chartered plc
Series Reg S
7.875% (5 Year Treasury Constant Maturity Rate + 3.574%), due 3/8/30 (b)(f)	$ 1,800,000	$ 1,929,883
UBS Group AG (a)
3.091%, due 5/14/32 (g)	895,000	828,203
4.375% (5 Year Treasury Constant Maturity Rate + 3.313%), due 2/10/31 (b)(f)	2,715,000	2,469,508
		30,456,347
Building Materials 0.7%
JH North America Holdings, Inc. (a)
5.875%, due 1/31/31	205,000	208,140
6.125%, due 7/31/32	350,000	358,496
Masterbrand, Inc.
7.00%, due 7/15/32 (a)	1,390,000	1,436,462
MIWD Holdco II LLC
5.50%, due 2/1/30 (a)	1,670,000	1,626,769
		3,629,867
Chemicals 1.5%
Alpek SAB de CV
3.25%, due 2/25/31 (a)	1,085,000	951,419
Celanese US Holdings LLC
7.20%, due 11/15/33 (c)	1,605,000	1,668,562
Huntsman International LLC
4.50%, due 5/1/29	2,000,000	1,914,051
Ma'aden Sukuk Ltd.
5.50%, due 2/13/35 (a)	700,000	734,596
Qnity Electronics, Inc.
5.75%, due 8/15/32 (a)	705,000	710,377
Sasol Financing USA LLC
8.75%, due 5/3/29 (a)	995,000	1,032,164
SCIH Salt Holdings, Inc.
4.875%, due 5/1/28 (a)	1,565,000	1,529,331
		8,540,500
Coal 0.2%
SunCoke Energy, Inc.
4.875%, due 6/30/29 (a)	1,390,000	1,299,136
Commercial Services 1.3%
Belron UK Finance plc
5.75%, due 10/15/29 (a)	1,515,000	1,534,746
DP World Salaam
Series Reg S
6.00% (5 Year Treasury Constant Maturity Rate + 5.75%), due 10/3/25 (b)(f)	3,000,000	2,998,091
Herc Holdings, Inc.
7.00%, due 6/15/30 (a)	835,000	867,336

	Principal Amount	Value
Corporate Bonds
Commercial Services
Kaspi.KZ JSC
Series Reg S
6.25%, due 3/26/30	$ 500,000	$ 513,806
NESCO Holdings II, Inc.
5.50%, due 4/15/29 (a)	1,390,000	1,361,276
		7,275,255
Cosmetics & Personal Care 0.3%
Coty, Inc.
4.75%, due 1/15/29 (a)	1,560,000	1,526,802
Diversified Financial Services 2.3%
Ally Financial, Inc.
5.75%, due 11/20/25	3,570,000	3,572,118
Avolon Holdings Funding Ltd. (a)
3.25%, due 2/15/27	2,340,000	2,301,135
5.75%, due 11/15/29	1,505,000	1,563,477
Banco BTG Pactual SA (a)
2.75%, due 1/11/26	1,545,000	1,533,240
5.75%, due 1/22/30	400,000	406,000
Bread Financial Holdings, Inc.
8.375% (5 Year Treasury Constant Maturity Rate + 4.30%), due 6/15/35 (a)(b)	870,000	893,350
Macquarie Airfinance Holdings Ltd.
6.40%, due 3/26/29 (a)	1,570,000	1,653,393
OneMain Finance Corp.
6.75%, due 3/15/32	1,177,000	1,198,799
		13,121,512
Electric 3.2%
AES Andes SA
Series Reg S
8.15% (5 Year Treasury Constant Maturity Rate + 3.835%), due 6/10/55 (b)	700,000	740,164
Alpha Generation LLC
6.75%, due 10/15/32 (a)	1,155,000	1,192,295
Aydem Yenilenebilir Enerji A/S (a)
7.75%, due 2/2/27	836,000	845,124
9.875%, due 9/30/30	937,000	920,933
Calpine Corp.
5.125%, due 3/15/28 (a)	1,260,000	1,260,643
Edison International
7.875% (5 Year Treasury Constant Maturity Rate + 3.658%), due 6/15/54 (b)	675,000	687,746
EnfraGen Energia Sur SA
5.375%, due 12/30/30 (a)	1,275,000	1,187,026
IPALCO Enterprises, Inc.
5.75%, due 4/1/34	1,200,000	1,227,265
Kentucky Power Co.
7.00%, due 11/15/33 (a)	1,205,000	1,319,815

	Principal Amount	Value
Corporate Bonds
Electric
Pacific Gas and Electric Co.
3.50%, due 8/1/50	$ 1,210,000	$ 825,469
PacifiCorp
7.375% (5 Year Treasury Constant Maturity Rate + 3.319%), due 9/15/55 (b)	735,000	773,825
Sempra
4.125% (5 Year Treasury Constant Maturity Rate + 2.868%), due 4/1/52 (b)	1,290,000	1,255,135
Vistra Operations Co. LLC
6.875%, due 4/15/32 (a)	1,505,000	1,574,044
XPLR Infrastructure Operating Partners LP (a)
7.25%, due 1/15/29	2,095,000	2,150,987
8.375%, due 1/15/31 (e)	820,000	859,360
Zorlu Enerji Elektrik Uretim A/S
Series Reg S
11.00%, due 4/23/30	1,070,000	983,784
		17,803,615
Engineering & Construction 0.1%
Great Lakes Dredge & Dock Corp.
5.25%, due 6/1/29 (a)	650,000	629,790
Food 0.8%
JBS USA LUX SARL
6.375%, due 2/25/55 (a)	1,170,000	1,218,198
Series Reg S
6.375%, due 2/25/55	200,000	208,239
Post Holdings, Inc. (a)
4.50%, due 9/15/31 (e)	345,000	322,316
4.625%, due 4/15/30	758,000	730,721
Smithfield Foods, Inc.
3.00%, due 10/15/30 (a)	2,005,000	1,831,808
		4,311,282
Forest Products & Paper 0.3%
Suzano Austria GmbH
3.75%, due 1/15/31	1,880,000	1,778,579
Gas 0.2%
National Fuel Gas Co.
2.95%, due 3/1/31	1,195,000	1,090,396
Healthcare-Services 0.2%
Prime Healthcare Services, Inc.
9.375%, due 9/1/29 (a)	1,090,000	1,133,600

	Principal Amount	Value
Corporate Bonds
Home Furnishings 0.1%
Vestel Elektronik Sanayi ve Ticaret A/S
Series Reg S
9.75%, due 5/15/29	$ 723,000	$ 549,578
Housewares 0.3%
Newell Brands, Inc.
8.50%, due 6/1/28 (a)	1,390,000	1,470,253
Insurance 0.5%
Lincoln National Corp.
6.804% (3 Month SOFR + 2.619%), due 5/17/66 (b)	3,253,000	2,795,754
Internet 1.1%
Cogent Communications Group LLC
7.00%, due 6/15/27 (a)	1,670,000	1,665,563
Match Group Holdings II LLC
4.625%, due 6/1/28 (a)	140,000	137,526
Prosus NV
Series Reg S
4.027%, due 8/3/50	1,100,000	769,787
Series Reg S
4.987%, due 1/19/52	2,200,000	1,776,625
Rakuten Group, Inc.
9.75%, due 4/15/29 (a)	1,430,000	1,607,985
		5,957,486
Investment Companies 0.4%
GACI First Investment Co.
Series Reg S
5.375%, due 1/29/54 (e)	2,408,000	2,275,487
Iron & Steel 1.0%
Eregli Demir ve Celik Fabrikalari TAS
8.375%, due 7/23/29 (a)	1,450,000	1,511,753
Metinvest BV
Series Reg S
8.50%, due 4/23/26	1,125,000	998,182
Mineral Resources Ltd. (a)
7.00%, due 4/1/31	280,000	283,622
9.25%, due 10/1/28	1,725,000	1,807,471
Samarco Mineracao SA
Series Reg S
9.50% (9.00% PIK), due 6/30/31 (h)	1,026,420	1,031,491
		5,632,519

	Principal Amount	Value
Corporate Bonds
Leisure Time 0.6%
Carnival Corp.
5.75%, due 8/1/32 (a)	$ 1,605,000	$ 1,633,373
NCL Finance Ltd.
6.125%, due 3/15/28 (a)	1,505,000	1,537,842
		3,171,215
Lodging 1.0%
Las Vegas Sands Corp.
5.625%, due 6/15/28	1,580,000	1,615,314
Melco Resorts Finance Ltd.
Series Reg S
5.625%, due 7/17/27	1,050,000	1,046,722
Sands China Ltd.
3.25%, due 8/8/31 (c)	1,050,000	964,841
Studio City Finance Ltd.
6.50%, due 1/15/28 (a)	1,860,000	1,859,084
		5,485,961
Machinery—Construction & Mining 0.2%
Terex Corp.
6.25%, due 10/15/32 (a)	1,270,000	1,293,744
Media 1.0%
Charter Communications Operating LLC
6.10%, due 6/1/29	1,400,000	1,469,151
Globo Comunicacao e Participacoes SA
Series Reg S
5.50%, due 1/14/32	750,000	725,791
Nexstar Media, Inc.
4.75%, due 11/1/28 (a)	1,610,000	1,571,428
Paramount Global
4.95%, due 1/15/31	1,920,000	1,898,097
		5,664,467
Mining 1.5%
Compass Minerals International, Inc. (a)
6.75%, due 12/1/27	451,000	451,427
8.00%, due 7/1/30	880,000	919,756
Freeport Indonesia PT
Series Reg S
5.315%, due 4/14/32	1,180,000	1,194,123
Series Reg S
6.20%, due 4/14/52	1,000,000	1,021,281
Perenti Finance Pty. Ltd.
7.50%, due 4/26/29 (a)	1,000,000	1,045,590
Vedanta Resources Finance II plc
10.875%, due 9/17/29 (a)	1,200,000	1,256,046

	Principal Amount	Value
Corporate Bonds
Mining
Vedanta Resources Finance II plc
Series Reg S
10.875%, due 9/17/29	$ 550,000	$ 575,688
WE Soda Investments Holding plc
9.375%, due 2/14/31 (a)	1,875,000	1,798,463
		8,262,374
Miscellaneous—Manufacturing 0.7%
Axon Enterprise, Inc.
6.125%, due 3/15/30 (a)	2,210,000	2,269,731
Textron Financial Corp.
6.208% (3 Month SOFR + 1.997%), due 2/15/42 (a)(b)	1,705,000	1,540,638
		3,810,369
Oil & Gas 3.1%
ADNOC Murban RSC Ltd.
Series Reg S
5.125%, due 9/11/54	1,800,000	1,706,985
Azule Energy Finance plc
8.125%, due 1/23/30 (a)	543,000	547,555
California Resources Corp.
8.25%, due 6/15/29 (a)	1,670,000	1,741,551
Comstock Resources, Inc.
6.75%, due 3/1/29 (a)	1,110,000	1,108,187
Energean Israel Finance Ltd.
Series Reg S
5.375%, due 3/30/28 (a)	770,000	756,409
Hilcorp Energy I LP
5.75%, due 2/1/29 (a)	1,875,000	1,847,061
KazMunayGas National Co. JSC
Series Reg S
5.375%, due 4/24/30	1,636,000	1,681,051
Kosmos Energy Ltd.
Series Reg S
8.75%, due 10/1/31	1,240,000	961,945
Moss Creek Resources Holdings, Inc.
8.25%, due 9/1/31 (a)	1,530,000	1,499,260
Raizen Fuels Finance SA
6.95%, due 3/5/54 (a)	1,893,000	1,741,339
Transocean International Ltd.
8.75%, due 2/15/30 (a)	832,500	875,932
Tullow Oil plc
Series Reg S
10.25%, due 5/15/26	2,275,000	1,942,281
Valaris Ltd.
8.375%, due 4/30/30 (a)	1,110,000	1,152,007
		17,561,563

	Principal Amount	Value
Corporate Bonds
Oil & Gas Services 0.2%
Yinson Boronia Production BV
Series Reg S
8.947%, due 7/31/42	$ 873,170	$ 971,374
Packaging & Containers 0.0% ‡
Berry Global, Inc.
4.875%, due 7/15/26 (a)	78,000	78,011
Pipelines 2.2%
CNX Midstream Partners LP
4.75%, due 4/15/30 (a)	1,615,000	1,548,681
DCP Midstream Operating LP
3.25%, due 2/15/32	2,490,000	2,269,200
Delek Logistics Partners LP
7.125%, due 6/1/28 (a)	795,000	797,574
Energy Transfer LP
Series H
6.50% (5 Year Treasury Constant Maturity Rate + 5.694%), due 11/15/26 (b)(f)	2,190,000	2,198,169
Flex Intermediate Holdco LLC
3.363%, due 6/30/31 (a)	2,310,000	2,124,761
Hess Midstream Operations LP
6.50%, due 6/1/29 (a)	1,980,000	2,042,043
Western Midstream Operating LP
5.25%, due 2/1/50 (c)	1,780,000	1,549,144
		12,529,572
Real Estate 0.5%
Alpha Star Holding VII Ltd.
Series Reg S
7.75%, due 4/27/26	750,000	759,285
Dar Al-Arkan Sukuk Co. Ltd.
Series Reg S
6.875%, due 2/26/27	1,050,000	1,055,308
MAF Global Securities Ltd.
Series Reg S
7.875% (5 Year Treasury Constant Maturity Rate + 4.893%), due 6/30/27 (b)(f)	1,100,000	1,136,744
		2,951,337
Real Estate Investment Trusts 1.6%
Iron Mountain, Inc.
4.875%, due 9/15/29 (a)	1,254,000	1,234,498
MPT Operating Partnership LP
8.50%, due 2/15/32 (a)	835,000	887,239
Park Intermediate Holdings LLC
5.875%, due 10/1/28 (a)	1,840,000	1,836,534
Starwood Property Trust, Inc. (a)
3.625%, due 7/15/26	1,790,000	1,769,490
6.00%, due 4/15/30	1,250,000	1,268,999

	Principal Amount	Value
Corporate Bonds
Real Estate Investment Trusts
Trust Fibra Uno
8.25%, due 1/23/37 (a)	$ 150,000	$ 168,914
Series Reg S
8.25%, due 1/23/37	680,000	765,746
Uniti Group LP
10.50%, due 2/15/28 (a)	1,117,000	1,176,424
		9,107,844
Retail 0.9%
Bath & Body Works, Inc.
6.625%, due 10/1/30 (a)	1,790,000	1,829,912
El Puerto de Liverpool SAB de CV
6.658%, due 1/22/37 (a)	571,000	612,333
Sally Holdings LLC
6.75%, due 3/1/32 (e)	535,000	556,191
Staples, Inc.
10.75%, due 9/1/29 (a)	675,000	667,419
Victra Holdings LLC
8.75%, due 9/15/29 (a)	1,110,000	1,163,694
		4,829,549
Semiconductors 0.2%
Kioxia Holdings Corp.
6.25%, due 7/24/30 (a)	1,345,000	1,371,905
Software 0.4%
Cloud Software Group, Inc. (a)
6.50%, due 3/31/29	1,235,000	1,246,140
8.25%, due 6/30/32	1,110,000	1,177,436
		2,423,576
Telecommunications 1.5%
AT&T, Inc.
3.50%, due 9/15/53	1,005,000	695,162
Axian Telecom Holding & Management plc
7.25%, due 7/11/30 (a)	440,000	450,553
Maya SAS
8.50%, due 4/15/31 (a)	1,110,000	1,190,467
Total Play Telecomunicaciones SA de CV
Series Reg S
10.50%, due 12/31/28	750,000	750,471
Series Reg S
11.125%, due 12/31/32	200,000	197,269
Veon Midco BV
Series Reg S
3.375%, due 11/25/27	4,500,000	4,214,834

	Principal Amount	Value
Corporate Bonds
Telecommunications
Windstream Services LLC
7.50%, due 10/15/33 (a)	$ 995,000	$ 994,731
		8,493,487
Water 0.1%
Aegea Finance SARL
9.00%, due 1/20/31 (a)	630,000	667,837
Total Corporate Bonds (Cost $220,690,179)		220,419,634
Foreign Government Bonds 6.0%
Angola 0.1%
Angola Government Bond
8.75%, due 4/14/32 (a)	800,000	762,981
Argentina 0.4%
Argentina Government Bond
1.00%, due 7/9/29	1,920,000	1,390,656
3.50%, due 7/9/41 (c)	752,000	360,997
4.125%, due 7/9/35 (c)	1,182,631	614,377
		2,366,030
Chile 0.4%
Corp. Nacional del Cobre de Chile
6.44%, due 1/26/36 (a)	1,400,000	1,513,210
Empresa Nacional del Petroleo
3.45%, due 9/16/31 (a)	777,000	714,801
		2,228,011
Colombia 0.2%
Ecopetrol SA
5.875%, due 5/28/45	1,090,000	833,663
8.375%, due 1/19/36	470,000	485,408
		1,319,071
Cote D'Ivoire 0.1%
Ivory Coast Government Bond
Series Reg S
8.25%, due 1/30/37	680,000	709,145
Dominican Republic 0.3%
Dominican Republic Government Bond
4.875%, due 9/23/32 (a)	1,850,000	1,765,455

	Principal Amount	Value
Foreign Government Bonds
Ecuador 0.2%
Ecuador Government Bond
Series Reg S
6.90%, due 7/31/35 (c)	$ 1,187,000	$ 884,315
Egypt 0.2%
Egypt Government Bond
7.625%, due 5/29/32 (a)	815,000	800,353
Egyptian Financial Co. for Sovereign Taskeek (The)
7.95%, due 10/7/32 (a)	500,000	499,870
		1,300,223
Israel 0.3%
Israel Government Bond
5.75%, due 3/12/54	1,925,000	1,820,941
Mexico 0.4%
Petroleos Mexicanos
10.00%, due 2/7/33 (e)	1,875,000	2,175,938
Morocco 0.4%
OCP SA
6.10%, due 4/30/30 (a)	200,000	209,498
Series Reg S
6.875%, due 4/25/44	2,000,000	2,094,760
		2,304,258
Paraguay 0.2%
Paraguay Government Bond
6.10%, due 8/11/44 (a)	1,050,000	1,073,741
Poland 0.3%
Poland Government Bond
5.125%, due 9/18/34	1,400,000	1,431,056
Romania 0.2%
Romanian Government Bond
Series Reg S
3.00%, due 2/14/31	1,266,000	1,124,020
Saudi Arabia 0.4%
KSA Sukuk Ltd.
Series Reg S
5.25%, due 6/4/34 (e)	1,890,000	1,963,332

	Principal Amount	Value
Foreign Government Bonds
Saudi Arabia
Saudi Government Bond
Series Reg S
4.875%, due 7/18/33	$ 310,000	$ 314,491
		2,277,823
Supranational 1.1%
Africa Finance Corp.
Series Reg S
5.55%, due 10/8/29	1,000,000	1,021,029
7.50% (5 Year Treasury Constant Maturity Rate + 3.015%), due 1/21/30 (a)(b)(f)	1,510,000	1,500,883
African Export-Import Bank (The)
Series Reg S
3.994%, due 9/21/29	2,000,000	1,897,280
Banque Ouest Africaine de Developpement
Series Reg S
4.70%, due 10/22/31	2,050,000	1,927,806
		6,346,998
Ukraine 0.2%
Ukraine Government Bond (c)
4.50%, due 2/1/29	634,571	436,235
Series Reg S
4.50%, due 2/1/29	740,799	509,262
		945,497
United Arab Emirates 0.3%
Abu Dhabi Government Bond
Series Reg S
5.00%, due 4/30/34	1,300,000	1,379,235
Uzbekistan 0.3%
Uzbekistan Government Bond
Series Reg S
7.85%, due 10/12/28	1,300,000	1,397,745
Total Foreign Government Bonds (Cost $32,642,997)		33,612,483
Loan Assignments 3.3%
Cargo Transport 0.2%
Genesee & Wyoming, Inc.
First Lien Initial Term Loan
5.752% (3 Month SOFR + 1.75%), due 4/10/31 (b)	1,376,100	1,370,175
Chemicals, Plastics & Rubber 0.7%
INEOS US Petrochem LLC
First Lien New Term Loan B1
8.513% (1 Month SOFR + 4.25%), due 4/2/29 (b)	1,489,241	1,340,317

	Principal Amount	Value
Loan Assignments
Chemicals, Plastics & Rubber
Magnera Corp.
First Lien Term Loan
8.449% (3 Month SOFR + 4.25%), due 11/4/31 (b)	$ 2,849,796	$ 2,824,860
		4,165,177
Construction & Buildings 0.2%
Oldcastle BuildingEnvelope, Inc.
First Lien Term Loan B
8.252% (3 Month SOFR + 4.25%), due 4/30/29 (b)	1,104,308	1,031,147
Diversified/Conglomerate Service 0.2%
TruGreen LP
First Lien Term Loan B
8.263% (1 Month SOFR + 4.00%), due 11/2/27 (b)	917,595	895,038
Finance 0.4%
Arches Buyer, Inc.
First Lien New Term Loan
7.513% (1 Month SOFR + 3.25%), due 12/6/27 (b)	1,091,406	1,092,315
Fortress Intermediate 3, Inc.
First Lien Term Loan B
7.255% (1 Month SOFR + 3.00%), due 6/27/31 (b)	1,268,609	1,270,195
		2,362,510
Healthcare, Education & Childcare 0.2%
Endo Finance Holdings, Inc.
First Lien 2024 Refinancing Term Loan
8.163% (1 Month SOFR + 4.00%), due 4/23/31 (b)	1,255,489	1,257,058
High Tech Industries 0.3%
Ahead DB Holdings LLC
First Lien Term Loan B3
6.752% (3 Month SOFR + 2.75%), due 2/3/31 (b)	1,471,431	1,472,350
Media 0.6%
DIRECTV Financing LLC
First Lien 2024 Refinancing Term Loan B
9.82% (3 Month SOFR + 5.25%), due 8/2/29 (b)	1,421,140	1,422,522
Virgin Media Bristol LLC
First Lien Facility Advance Term Loan Q
7.515% (1 Month SOFR + 3.25%), due 1/31/29 (b)	2,115,000	2,112,836
		3,535,358
Services: Business 0.3%
Beach Acquisition Bidco LLC
First Lien Tranche Term Loan B1
7.308% (3 Month SOFR + 3.25%), due 9/13/32 (b)	555,000	557,313

	Principal Amount	Value
Loan Assignments
Services: Business
Staples, Inc.
First Lien Closing Date Term Loan
10.046% (3 Month SOFR + 5.75%), due 8/23/29 (b)	$ 1,107,204	$ 1,046,769
		1,604,082
Software 0.2%
OPAL US LLC
First Lien Facility Term Loan B2
7.252% (3 Month SOFR + 3.25%), due 4/23/32 (b)	890,000	892,364
Total Loan Assignments (Cost $18,572,463)		18,585,259
Mortgage-Backed Securities 29.8%
Agency (Collateralized Mortgage Obligations) 8.1%
FHLMC
REMIC, Series 5021, Class SA
(zero coupon) (SOFR 30A + 3.55%), due 10/25/50 (b)(i)	3,326,132	97,381
REMIC, Series 5164, Class SA
(zero coupon) (SOFR 30A + 3.75%), due 11/25/51 (b)(i)	7,831,551	301,119
REMIC, Series 5200, Class SA
(zero coupon) (SOFR 30A + 3.50%), due 2/25/52 (b)(i)	2,642,247	72,565
REMIC, Series 5351, Class EO
(zero coupon), due 10/25/53	961,243	814,893
REMIC, Series 5357, Class OE
(zero coupon), due 11/25/53	793,864	664,275
REMIC, Series 5363
(zero coupon), due 12/25/53	910,955	789,732
REMIC, Series 4839, Class WO
(zero coupon), due 8/15/56	1,002,741	647,774
REMIC, Series 5514, Class SA
0.744% (SOFR 30A + 5.10%), due 3/25/55 (b)(i)	3,540,671	131,607
REMIC, Series 5471, Class SK
0.994% (SOFR 30A + 5.35%), due 8/25/54 (b)(i)	4,245,224	180,616
REMIC, Series 5531, Class SD
1.544% (SOFR 30A + 5.90%), due 4/25/55 (b)(i)	4,122,617	261,929
REMIC, Series 4993, Class KS
1.579% (SOFR 30A + 5.936%), due 7/25/50 (b)(i)	4,322,139	594,614
REMIC, Series 5038, Class IB
2.50%, due 10/25/50 (i)	856,636	137,594
REMIC, Series 5547, Class ES
2.644% (SOFR 30A + 7.00%), due 6/25/55 (b)(i)	1,922,178	161,660
REMIC, Series 5205, Class KI
3.00%, due 12/25/48 (i)	1,643,651	171,965
REMIC, Series 5152, Class BI
3.00%, due 7/25/50 (i)	3,053,612	547,663
REMIC, Series 5070, Class PI
3.00%, due 8/25/50 (i)	2,344,596	427,021

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FHLMC
REMIC, Series 5023, Class LI
3.00%, due 10/25/50 (i)	$ 1,323,913	$ 216,591
REMIC, Series 5167, Class GI
3.00%, due 11/25/51 (i)	3,672,430	634,077
REMIC, Series 5191
3.50%, due 9/25/50 (i)	1,914,734	348,124
REMIC, Series 5036
3.50%, due 11/25/50 (i)	2,428,318	527,106
REMIC, Series 5040
3.50%, due 11/25/50 (i)	1,233,167	228,694
FHLMC, Strips (i)
Series 311, Class S1
1.463% (SOFR 30A + 5.836%), due 8/15/43 (b)	3,885,997	424,602
Series 397, Class C61
5.50%, due 1/25/53	1,738,548	340,707
FNMA
REMIC, Series 2023-70, Class AO
(zero coupon), due 3/25/53	1,036,551	841,699
REMIC, Series 2023-45
(zero coupon), due 10/25/53	1,149,476	912,176
REMIC, Series 2025-44, Class SD
0.744% (SOFR 30A + 5.10%), due 6/25/55 (b)(i)	5,316,592	199,010
REMIC, Series 2024-82, Class DS
0.794% (SOFR 30A + 5.15%), due 11/25/54 (b)(i)	4,299,804	178,988
REMIC, Series 2022-10, Class SA
1.394% (SOFR 30A + 5.75%), due 2/25/52 (b)(i)	2,149,195	262,146
REMIC, Series 2016-57, Class SN
1.579% (SOFR 30A + 5.936%), due 6/25/46 (b)(i)	1,891,093	217,746
REMIC, Series 2019-32, Class SB
1.579% (SOFR 30A + 5.936%), due 6/25/49 (b)(i)	1,845,318	222,684
REMIC, Series 2020-23, Class PS
1.579% (SOFR 30A + 5.936%), due 2/25/50 (b)(i)	2,347,134	325,068
REMIC, Series 2016-19, Class SD
1.629% (SOFR 30A + 5.986%), due 4/25/46 (b)(i)	3,380,291	315,591
REMIC, Series 2021-12, Class JI
2.50%, due 3/25/51 (i)	1,779,438	284,046
REMIC, Series 2021-54, Class HI
2.50%, due 6/25/51 (i)	649,460	78,597
REMIC, Series 2025-18, Class SM
2.744% (SOFR 30A + 7.10%), due 9/25/54 (b)(i)	1,590,548	134,119
REMIC, Series 2021-85, Class BI
3.00%, due 12/25/51 (i)	3,815,684	684,786
REMIC, Series 2021-8, Class ID
3.50%, due 3/25/51 (i)	2,386,590	512,947
FNMA, Strips (i)
Series 426, Class C32
1.50%, due 2/25/52	6,214,399	594,138

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FNMA, Strips (i)
Series 440, Class C46
4.00%, due 10/25/53	$ 4,498,118	$ 960,835
Series 438, Class C34
6.00%, due 8/25/53	2,552,923	573,747
Series 2024-81
6.00%, due 7/25/54	2,961,144	649,111
GNMA
REMIC, Series 2020-1, Class YS
(zero coupon) (1 Month SOFR + 2.716%), due 1/20/50 (b)(i)	3,465,428	43,117
REMIC, Series 2020-129, Class SB
(zero coupon) (1 Month SOFR + 3.086%), due 9/20/50 (b)(i)	4,624,549	66,784
REMIC, Series 2021-16, Class AS
(zero coupon) (1 Month SOFR + 2.636%), due 1/20/51 (b)(i)	6,448,156	64,986
REMIC, Series 2021-29, Class AS
(zero coupon) (SOFR 30A + 2.70%), due 2/20/51 (b)(i)	6,158,093	66,605
REMIC, Series 2021-97, Class SA
(zero coupon) (SOFR 30A + 2.60%), due 6/20/51 (b)(i)	4,895,106	62,880
REMIC, Series 2021-136, Class SB
(zero coupon) (SOFR 30A + 3.20%), due 8/20/51 (b)(i)	2,779,572	40,719
REMIC, Series 2021-158, Class SB
(zero coupon) (SOFR 30A + 3.70%), due 9/20/51 (b)(i)	4,227,817	153,095
REMIC, Series 2021-205, Class DS
(zero coupon) (SOFR 30A + 3.20%), due 11/20/51 (b)(i)	8,071,650	146,814
REMIC, Series 2021-226, Class SA
(zero coupon) (SOFR 30A + 1.70%), due 12/20/51 (b)(i)	4,875,208	11,643
REMIC, Series 2022-78, Class S
(zero coupon) (SOFR 30A + 3.70%), due 4/20/52 (b)(i)	3,396,116	61,170
REMIC, Series 2022-87, Class SA
(zero coupon) (SOFR 30A + 3.30%), due 5/20/52 (b)(i)	6,557,050	100,748
REMIC, Series 2022-101, Class SB
(zero coupon) (SOFR 30A + 3.30%), due 6/20/52 (b)(i)	3,285,794	50,482
REMIC, Series 2022-107, Class SA
(zero coupon) (SOFR 30A + 3.47%), due 6/20/52 (b)(i)	16,570,844	185,289
REMIC, Series 2023-66, Class OQ
(zero coupon), due 7/20/52	1,328,966	1,044,720
REMIC, Series 2023-53
(zero coupon), due 4/20/53	603,665	499,972
REMIC, Series 2023-101, Class EO
(zero coupon), due 7/20/53	782,419	663,737
REMIC, Series 2024-51, Class SX
0.811% (SOFR 30A + 5.20%), due 3/20/54 (b)(i)	12,539,721	540,466
REMIC, Series 2023-80, Class SA
0.861% (SOFR 30A + 5.25%), due 6/20/53 (b)(i)	6,475,269	300,884
REMIC, Series 2020-166, Class CA
1.00%, due 11/20/50	2,653,500	2,003,438
REMIC, Series 2020-183, Class HT
1.381% (SOFR 30A + 5.77%), due 12/20/50 (b)(i)	3,890,659	510,736

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2022-190, Class HS
1.80% (1 Month SOFR + 5.936%), due 2/20/50 (b)(i)	$ 7,489,719	$ 862,509
REMIC, Series 2020-34, Class SC
1.80% (1 Month SOFR + 5.936%), due 3/20/50 (b)(i)	3,445,042	457,898
REMIC, Series 2020-166, Class IC
2.00%, due 11/20/50 (i)	1,695,728	210,983
REMIC, Series 2020-188
2.00%, due 12/20/50 (i)	3,458,249	399,021
REMIC, Series 2021-205, Class GA
2.00%, due 11/20/51	567,479	469,627
REMIC, Series 2022-10, Class IC
2.00%, due 11/20/51 (i)	2,807,499	339,419
REMIC, Series 2020-146, Class SA
2.05% (1 Month SOFR + 6.186%), due 10/20/50 (b)(i)	2,413,628	355,910
REMIC, Series 2020-167, Class SN
2.05% (1 Month SOFR + 6.186%), due 11/20/50 (b)(i)	1,466,356	221,550
REMIC, Series 2021-179, Class SA
2.05% (1 Month SOFR + 6.186%), due 11/20/50 (b)(i)	3,702,550	551,036
REMIC, Series 2020-189, Class SU
2.05% (1 Month SOFR + 6.186%), due 12/20/50 (b)(i)	838,276	126,468
REMIC, Series 2021-46, Class TS
2.05% (1 Month SOFR + 6.186%), due 3/20/51 (b)(i)	1,746,073	240,297
REMIC, Series 2021-57, Class SA
2.05% (1 Month SOFR + 6.186%), due 3/20/51 (b)(i)	5,637,918	778,275
REMIC, Series 2021-57, Class SD
2.05% (1 Month SOFR + 6.186%), due 3/20/51 (b)(i)	2,285,457	323,605
REMIC, Series 2021-96, Class NS
2.05% (1 Month SOFR + 6.186%), due 6/20/51 (b)(i)	4,462,518	632,682
REMIC, Series 2021-96, Class SN
2.05% (1 Month SOFR + 6.186%), due 6/20/51 (b)(i)	3,213,521	415,206
REMIC, Series 2021-97, Class SM
2.05% (1 Month SOFR + 6.186%), due 6/20/51 (b)(i)	3,356,585	483,417
REMIC, Series 2021-122, Class HS
2.05% (1 Month SOFR + 6.186%), due 7/20/51 (b)(i)	3,160,835	454,035
REMIC, Series 2021-96, Class JS
2.10% (1 Month SOFR + 6.236%), due 6/20/51 (b)(i)	2,955,744	439,345
REMIC, Series 2023-86, Class SE
2.261% (SOFR 30A + 6.65%), due 9/20/50 (b)(i)	2,213,362	347,097
REMIC, Series 2023-60, Class ES
2.422% (SOFR 30A + 11.20%), due 4/20/53 (b)	1,308,969	1,186,851
REMIC, Series 2021-56, Class FE
2.50% (SOFR 30A + 0.20%), due 10/20/50 (b)(i)	4,255,362	621,888
REMIC, Series 2021-1, Class PI
2.50%, due 12/20/50 (i)	1,168,677	179,561
REMIC, Series 2021-137, Class HI
2.50%, due 8/20/51 (i)	2,637,928	390,578

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2021-44, Class IQ
3.00%, due 3/20/51 (i)	$ 4,596,842	$ 777,471
REMIC, Series 2021-67, Class PI
3.00%, due 4/20/51 (i)	2,070,031	351,960
REMIC, Series 2021-74, Class HI
3.00%, due 4/20/51 (i)	462,898	70,155
REMIC, Series 2021-98, Class IN
3.00%, due 6/20/51 (i)	1,578,134	276,273
REMIC, Series 2024-48, Class JI
3.00%, due 7/20/51 (i)	2,589,074	438,547
REMIC, Series 2022-207
3.00%, due 8/20/51 (i)	2,330,875	385,568
REMIC, Series 2021-177, Class IM
3.00%, due 10/20/51 (i)	3,415,402	582,626
REMIC, Series 2021-146, Class IN
3.50%, due 8/20/51 (i)	4,423,967	789,476
REMIC, Series 2023-66, Class MP
3.522% (SOFR 30A + 12.30%), due 5/20/53 (b)	1,700,151	1,606,128
REMIC, Series 2016-93, Class AI
4.50%, due 7/20/44 (i)	2,000,820	477,441
Multifamily Connecticut Avenue Securities Trust (a)(b)
Series 2024-01, Class M10
8.206% (SOFR 30A + 3.85%), due 7/25/54	565,000	587,190
Series 2019-01, Class B10
9.971% (SOFR 30A + 5.614%), due 10/25/49	2,500,000	2,535,785
Series 2020-01, Class CE
11.971% (SOFR 30A + 7.614%), due 3/25/50	2,575,000	2,664,118
		45,318,024
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 11.4%
BANK
Series 2020-BN25, Class D
2.50%, due 1/15/63 (a)	3,125,000	2,431,866
Series 2017-BNK6, Class D
3.10%, due 7/15/60 (a)	2,000,000	1,676,366
Series 2017-BNK4, Class C
4.372%, due 5/15/50 (j)	2,005,000	1,774,009
Bank of America Merrill Lynch Commercial Mortgage Trust
Series 2016-UB10, Class D
3.00%, due 7/15/49 (a)	2,430,000	2,156,457
Benchmark Mortgage Trust (k)
Series 2018-B6, Class D
3.239%, due 10/10/51 (a)	1,280,000	949,316
Series 2019-B14, Class C
3.903%, due 12/15/62	1,660,000	1,155,726

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
BF Mortgage Trust
Series 2019-NYT, Class F
7.448% (1 Month SOFR + 3.297%), due 12/15/35 (a)(b)	$ 1,835,000	$ 1,613,869
BSST Mortgage Trust
Series 2022-1700, Class A
5.451% (1 Month SOFR + 1.30%), due 2/15/37 (a)(b)	1,305,000	1,149,352
BX Commercial Mortgage Trust
Series 2024-BRBK, Class D
10.117% (1 Month SOFR + 5.971%), due 10/15/41 (a)(b)	1,530,000	1,531,894
BX Trust
Series 2025-VLT7, Class E
7.90% (1 Month SOFR + 3.75%), due 7/15/44 (a)(b)	1,375,000	1,381,000
CD Mortgage Trust
Series 2017-CD4, Class D
3.30%, due 5/10/50 (a)	2,214,000	1,876,131
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class D
3.052%, due 1/10/48 (a)(k)	1,350,000	1,275,917
COMM Mortgage Trust
Series 2020-CX, Class D
2.773%, due 11/10/46 (a)(k)	2,080,000	1,707,749
Commercial Mortgage Trust (a)
Series 2014-CR20, Class D
3.222%, due 11/10/47	890,000	649,700
Series 2016-DC2, Class D
4.085%, due 2/10/49 (k)	3,225,000	3,099,971
Series 2018-HCLV, Class A
5.446% (1 Month SOFR + 1.296%), due 9/15/33 (b)	1,010,000	929,200
CSMC OA LLC
Series 2014-USA, Class E
4.373%, due 9/15/37 (a)	1,285,000	867,054
DBUBS Mortgage Trust
Series 2011-LC3A, Class PM2
5.268%, due 5/10/44 (a)(k)	2,050,000	1,312,020
Durst Commercial Mortgage Trust
Series 2025-151, Class D
7.018%, due 8/10/42 (a)(k)	1,345,000	1,381,553
FHLMC MSCR Trust (a)(b)
Series 2021-MN3, Class M1
6.656% (SOFR 30A + 2.30%), due 11/25/51	561,715	562,685
REMIC, Series 2025-MN11, Class M2
7.006% (SOFR 30A + 2.65%), due 7/25/45	1,395,000	1,394,034
Series 2024-MN8, Class M2
8.606% (SOFR 30A + 4.25%), due 5/25/44	985,000	1,029,105
Series 2025-MN10, Class B1
9.305% (SOFR 30A + 4.95%), due 2/25/45	1,455,000	1,487,424
REMIC, Series 2024-MN9, Class B1
10.348% (SOFR 30A + 6.00%), due 10/25/44	1,470,000	1,564,351

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
GNMA (i)
REMIC, Series 2025-112
0.564%, due 3/16/66 (k)	$ 7,105,106	$ 361,364
REMIC, Series 2023-194, Class CI
0.817%, due 10/16/65 (k)	6,518,630	412,897
REMIC, Series 2020-177
0.82%, due 6/16/62 (k)	5,229,382	311,757
REMIC, Series 2023-159, Class CI
0.954%, due 7/16/65 (j)	8,876,891	637,288
REMIC, Series 2020-168, Class IA
0.974%, due 12/16/62 (k)	4,339,409	312,612
REMIC, Series 2021-47
0.992%, due 3/16/61 (k)	10,063,665	675,684
REMIC, Series 2022-185, Class DI
1.022%, due 10/16/65 (k)	3,802,197	266,061
REMIC, Series 2023-172
1.33%, due 2/16/66 (k)	5,988,527	555,956
GS Mortgage Securities Trust
Series 2015-GC30, Class D
3.384%, due 5/10/50	3,045,000	1,552,950
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2012-WLDN, Class A
3.905%, due 5/5/30 (a)	439,570	429,684
JPMCC Commercial Mortgage Securities Trust
Series 2019-COR5, Class D
3.00%, due 6/13/52 (a)	475,000	362,472
JPMDB Commercial Mortgage Securities Trust
Series 2017-C7, Class D
3.00%, due 10/15/50 (a)	1,645,000	1,294,168
LSTAR Commercial Mortgage Trust
Series 2017-5, Class D
4.822%, due 3/10/50 (a)(k)	1,345,000	1,132,064
Morgan Stanley Bank of America Merrill Lynch Trust (a)(k)
Series 2015-C22, Class D
4.113%, due 4/15/48	2,015,000	1,209,000
Series 2015-C23, Class D
4.297%, due 7/15/50	575,000	557,808
Natixis Commercial Mortgage Securities Trust
Series 2020-2PAC, Class AMZ1
3.617%, due 1/15/37 (a)(k)	1,380,000	1,181,228
NCMF Trust
Series 2025-MFS, Class E
7.78%, due 6/10/33 (a)(k)	1,435,000	1,455,921
ROCK Trust
Series 2024-CNTR, Class E
8.819%, due 11/13/41 (a)	2,110,000	2,208,316

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
SKY Trust
Series 2025-LINE, Class D
10.084% (1 Month SOFR + 5.934%), due 4/15/42 (a)(b)	$ 1,060,614	$ 1,058,699
UBS Commercial Mortgage Trust
Series 2018-C10, Class D
3.00%, due 5/15/51 (a)	1,150,000	927,909
Series 2019-C16, Class AS
3.887%, due 4/15/52	615,000	583,397
Series 2019-C18, Class C
4.052%, due 12/15/52 (k)	1,200,000	1,026,460
Series 2018-C9, Class C
5.109%, due 3/15/51 (k)	1,405,000	965,011
Wells Fargo Commercial Mortgage Trust
Series 2018-C43, Class D
3.00%, due 3/15/51 (a)	600,000	489,373
Series 2018-C44, Class D
3.00%, due 5/15/51 (a)	1,650,000	1,266,195
Series 2016-NXS6, Class D
3.059%, due 11/15/49 (a)	2,655,000	2,393,682
Series 2017-C39, Class D
4.503%, due 9/15/50 (a)(k)	405,000	348,962
Series 2022-ONL, Class E
5.092%, due 12/15/39 (a)(k)	1,410,000	1,262,827
Series 2016-NXS5, Class D
5.118%, due 1/15/59 (k)	2,640,000	2,377,121
WP Glimcher Mall Trust
Series 2015-WPG, Class C
3.633%, due 6/5/35 (a)(k)	1,520,000	1,383,337
		63,956,952
Whole Loan (Collateralized Mortgage Obligations) 10.3%
Angel Oak Mortgage Trust
Series 2025-3, Class A1
5.42%, due 3/25/70 (a)(c)	912,251	918,231
BRAVO Residential Funding Trust
Series 2024-NQM8, Class A1A
4.30%, due 8/1/53 (a)(c)	639,571	630,884
CIM Trust
Series 2021-J2, Class AS
0.21%, due 4/25/51 (a)(i)(j)	46,301,507	566,494
Citigroup Mortgage Loan Trust
Series 2014-C, Class B3
4.25%, due 2/25/54 (a)(j)	2,070,000	1,785,821
Connecticut Avenue Securities Trust (a)(b)
Series 2025-R01, Class 1B1
6.048% (SOFR 30A + 1.70%), due 1/25/45	725,000	721,831
Series 2025-R02, Class 1B1
6.298% (SOFR 30A + 1.95%), due 2/25/45	980,000	981,224

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
Connecticut Avenue Securities Trust (a)(b)
Series 2024-R05, Class 2B1
6.356% (SOFR 30A + 2.00%), due 7/25/44	$ 1,160,000	$ 1,159,995
Series 2021-R03, Class 1B1
7.106% (SOFR 30A + 2.75%), due 12/25/41	450,000	457,696
Series 2020-R02, Class 2B1
7.471% (SOFR 30A + 3.114%), due 1/25/40	615,000	628,936
Series 2023-R07, Class 2M2
7.598% (SOFR 30A + 3.25%), due 9/25/43	2,710,000	2,817,792
Series 2023-R03, Class 2M2
8.256% (SOFR 30A + 3.90%), due 4/25/43	2,650,000	2,802,311
Series 2020-SBT1, Class 1B1
11.221% (SOFR 30A + 6.864%), due 2/25/40	2,100,000	2,220,918
Series 2022-R02, Class 2B2
12.006% (SOFR 30A + 7.65%), due 1/25/42	2,035,000	2,153,081
Series 2019-HRP1, Class B1
13.721% (SOFR 30A + 9.364%), due 11/25/39	2,578,293	2,758,930
Series 2022-R03, Class 1B2
14.206% (SOFR 30A + 9.85%), due 3/25/42	650,000	719,756
FHLMC STACR REMIC Trust (a)(b)
Series 2025-HQA1, Class M2
6.006% (SOFR 30A + 1.65%), due 2/25/45	600,000	600,000
Series 2023-DNA2, Class M1B
7.598% (SOFR 30A + 3.25%), due 4/25/43	475,000	497,164
Series 2021-DNA6, Class B1
7.756% (SOFR 30A + 3.40%), due 10/25/41	1,225,000	1,252,552
Series 2020-HQA1, Class B2
9.571% (SOFR 30A + 5.214%), due 1/25/50	1,736,000	1,904,686
Series 2022-HQA1, Class M2
9.606% (SOFR 30A + 5.25%), due 3/25/42	950,000	1,000,982
Series 2021-HQA3, Class B2
10.606% (SOFR 30A + 6.25%), due 9/25/41	2,640,000	2,730,530
Series 2021-HQA4, Class B2
11.356% (SOFR 30A + 7.00%), due 12/25/41	3,320,000	3,493,960
Series 2022-DNA1, Class B2
11.456% (SOFR 30A + 7.10%), due 1/25/42	977,000	1,035,993
Series 2022-DNA2, Class B2
12.856% (SOFR 30A + 8.50%), due 2/25/42	755,000	816,841
FHLMC STACR Securitized Participation Interests Trust
Series 2018-SPI3, Class B
4.156%, due 8/25/48 (a)(j)	2,315,340	1,798,951
FHLMC STACR Trust (a)(b)
REMIC, Series 2019-FTR3, Class B2
9.271% (SOFR 30A + 4.914%), due 9/25/47	3,790,000	4,078,988
REMIC, Series 2019-FTR2, Class B2
11.871% (SOFR 30A + 7.514%), due 11/25/48	1,680,000	1,979,779
REMIC, Series 2019-FTR1, Class B2
12.821% (SOFR 30A + 8.464%), due 1/25/48	1,705,000	2,029,476

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
J.P. Morgan Mortgage Trust
Series 2025-5MPR, Class A1D
5.50%, due 11/25/55 (a)(c)	$ 1,207,284	$ 1,212,194
LOANDEPOT GMSR Master Trust
Series 2025-GT2, Class A
7.51% (1 Month SOFR + 3.15%), due 7/16/30 (a)(b)	1,595,000	1,600,174
Mill City Mortgage Loan Trust (a)(j)
Series 2018-4, Class B4
3.095%, due 4/25/66	1,473,279	926,396
Series 2018-3, Class B2
3.25%, due 8/25/58	2,115,490	1,633,967
Series 2018-3, Class B4
3.653%, due 8/25/58	928,022	608,747
OBX Trust
Series 2025-J3, Class AF
5.808% (SOFR 30A + 1.50%), due 10/25/55 (a)(b)	865,000	865,001
STACR Trust
Series 2018-HRP1, Class B2
16.221% (SOFR 30A + 11.864%), due 5/25/43 (a)(b)	1,983,831	2,372,926
Towd Point Mortgage Trust (a)(j)
Series 2018-2, Class B5
3.475%, due 3/25/58	3,780,371	1,661,589
Series 2017-4, Class B5
3.606%, due 6/25/57	1,187,590	807,291
Series 2019-1, Class B2
3.783%, due 3/25/58	545,000	423,437
Verus Securitization Trust
Series 2023-INV2, Class B2
8.041%, due 8/25/68 (a)(k)	1,000,000	1,001,429
		57,656,953
Total Mortgage-Backed Securities (Cost $162,595,473)		166,931,929
U.S. Government & Federal Agencies 4.4%
United States Treasury Bonds 0.5%
U.S. Treasury Bonds
4.75%, due 8/15/55	2,105,000	2,112,236
4.875%, due 8/15/45	875,000	894,551
		3,006,787
United States Treasury Notes 3.9%
U.S. Treasury Notes
3.875%, due 7/15/28	1,915,000	1,927,417
3.875%, due 7/31/30	2,575,000	2,590,490

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Notes
U.S. Treasury Notes
4.00%, due 7/31/32	$ 9,460,000	$ 9,504,344
4.25%, due 8/15/35	7,485,000	7,545,816
		21,568,067
Total U.S. Government & Federal Agencies (Cost $24,646,478)		24,574,854
Total Long-Term Bonds (Cost $540,755,918)		545,076,682

	Shares

Short-Term Investments 2.6%
Affiliated Investment Company 1.4%
NYLI U.S. Government Liquidity Fund, 4.027% (l)	7,816,443	7,816,443
Unaffiliated Investment Company 1.2%
Invesco Government & Agency Portfolio, 4.131% (l)(m)	6,815,561	6,815,561
Total Short-Term Investments (Cost $14,632,004)		14,632,004
Total Investments (Cost $555,387,922)	99.9%	559,708,686
Other Assets, Less Liabilities	0.1	557,847
Net Assets	100.0%	$ 560,266,533

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of September 30, 2025.
(c)	Step coupon—Rate shown was the rate in effect as of September 30, 2025.
(d)	Delayed delivery security.
(e)	All or a portion of this security was held on loan. As of September 30, 2025, the aggregate market value of securities on loan was $6,616,695; the total market value of collateral held by the Portfolio was $6,839,134. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $23,573. The Portfolio received cash collateral with a value of $6,815,561.
(f)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(g)	Fixed to floating rate—Rate shown was the rate in effect as of September 30, 2025.
(h)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(i)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(j)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of September 30, 2025.

(k)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of September 30, 2025.
(l)	Current yield as of September 30, 2025.
(m)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 3,039	$ 129,241	$ (124,464)	$ —	$ —	$ 7,816	$ 183	$ —	7,816
Futures Contracts
As of September 30, 2025, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
Long Gilt	752	December 2025	$ 91,466,145	$ 91,872,378	$ 406,233
U.S. Treasury 5 Year Notes	314	December 2025	34,256,314	34,287,328	31,014
U.S. Treasury 10 Year Notes	177	December 2025	19,826,505	19,912,500	85,995
U.S. Treasury 10 Year Ultra Bonds	229	December 2025	26,161,735	26,352,891	191,156
Total Long Contracts					714,398
Short Contracts
Canada 5 Year Bonds	(534)	December 2025	(43,725,090)	(44,248,674)	(523,584)
Euro-OAT	(785)	December 2025	(110,538,753)	(111,839,709)	(1,300,956)
Total Short Contracts					(1,824,540)
Net Unrealized Depreciation					$ (1,110,142)

1.	As of September 30, 2025, cash in the amount of $6,434,450 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2025.
Abbreviation(s):
CLO—Collateralized Loan Obligation
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
OAT—Obligations assimilables du Trésor
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
STACR—Structured Agency Credit Risk
USISDA—U.S. International Swaps and Derivatives Association

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 80,952,523	$ —	$ 80,952,523
Corporate Bonds	—	220,419,634	—	220,419,634
Foreign Government Bonds	—	33,612,483	—	33,612,483
Loan Assignments	—	18,585,259	—	18,585,259
Mortgage-Backed Securities	—	166,931,929	—	166,931,929
U.S. Government & Federal Agencies	—	24,574,854	—	24,574,854
Total Long-Term Bonds	—	545,076,682	—	545,076,682
Short-Term Investments
Affiliated Investment Company	7,816,443	—	—	7,816,443
Unaffiliated Investment Company	6,815,561	—	—	6,815,561
Total Short-Term Investments	14,632,004	—	—	14,632,004
Total Investments in Securities	14,632,004	545,076,682	—	559,708,686
Other Financial Instruments
Futures Contracts (b)	714,398	—	—	714,398
Total Investments in Securities and Other Financial Instruments	$ 15,346,402	$ 545,076,682	$ —	$ 560,423,084
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (1,824,540)	$ —	$ —	$ (1,824,540)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI VP Natural Resources Portfolio
Portfolio of Investments September 30, 2025†^(Unaudited)
	Shares	Value
Common Stocks 98.5%
Australia 3.5%
Rio Tinto plc (Metals & Mining)	156,593	$ 10,319,509
Canada 21.0%
Cameco Corp. (Oil, Gas & Consumable Fuels)	36,956	3,099,130
Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	337,654	10,796,582
Capstone Copper Corp. (Metals & Mining) (a)	690,239	5,862,345
Hudbay Minerals, Inc. (Metals & Mining)	220,963	3,349,799
Methanex Corp. (Chemicals)	201,810	8,023,965
Pan American Silver Corp. (Metals & Mining)	291,818	11,302,111
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	270,523	11,310,567
Teck Resources Ltd., Class B (Metals & Mining)	189,224	8,305,041
		62,049,540
Luxembourg 4.1%
ArcelorMittal SA (Registered), NYRS (Metals & Mining) (b)	334,270	12,083,861
Norway 0.5%
Frontline plc (Oil, Gas & Consumable Fuels) (b)	70,415	1,604,758
Republic of the Congo 1.0%
Ivanhoe Mines Ltd., Class A (Metals & Mining) (a)	290,233	3,078,134
South Africa 5.2%
Anglo American plc (Metals & Mining)	249,379	9,389,103
Impala Platinum Holdings Ltd., Sponsored ADR (Metals & Mining)	296,368	3,776,321
Valterra Platinum Ltd. (Metals & Mining)	30,104	2,152,336
		15,317,760
Spain 2.7%
Repsol SA (Oil, Gas & Consumable Fuels)	446,926	7,932,135
United States 60.5%
BP plc (Oil, Gas & Consumable Fuels)	1,361,075	7,807,735
Caterpillar, Inc. (Machinery)	6,709	3,201,199
CF Industries Holdings, Inc. (Chemicals)	36,651	3,287,595
ConocoPhillips (Oil, Gas & Consumable Fuels)	83,705	7,917,656
Corteva, Inc. (Chemicals)	108,193	7,317,093
Crescent Energy Co., Class A (Oil, Gas & Consumable Fuels)	794,501	7,086,949
Crown Holdings, Inc. (Containers & Packaging)	16,662	1,609,383
Darling Ingredients, Inc. (Food Products) (a)	266,747	8,234,480
Deere & Co. (Machinery)	8,230	3,763,250
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	78,459	11,227,483
EQT Corp. (Oil, Gas & Consumable Fuels)	27,347	1,488,497
Expand Energy Corp. (Oil, Gas & Consumable Fuels)	103,979	11,046,729
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	89,144	10,050,986
Freeport-McMoRan, Inc. (Metals & Mining)	295,431	11,586,804

	Shares	Value
Common Stocks
United States
International Paper Co. (Containers & Packaging)	266,795	$ 12,379,288
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	58,518	11,278,759
Mosaic Co. (The) (Chemicals)	232,431	8,060,707
MP Materials Corp. (Metals & Mining) (a)	19,355	1,298,140
Newmont Corp. (Metals & Mining)	133,485	11,254,120
Nucor Corp. (Metals & Mining)	27,123	3,673,268
Packaging Corp. of America (Containers & Packaging)	35,698	7,779,665
Permian Resources Corp. (Oil, Gas & Consumable Fuels)	551,023	7,053,094
Phillips 66 (Oil, Gas & Consumable Fuels)	89,552	12,180,863
Smurfit WestRock plc (Containers & Packaging)	118,173	5,030,625
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	20,620	3,510,761
		179,125,129
Total Common Stocks (Cost $272,848,320)		291,510,826
Short-Term Investments 1.8%
Affiliated Investment Company 1.4%
United States 1.4%
NYLI U.S. Government Liquidity Fund, 4.027% (c)	4,162,321	4,162,321
Unaffiliated Investment Company 0.4%
United States 0.4%
Invesco Government & Agency Portfolio, 4.131% (c)(d)	1,109,200	1,109,200
Total Short-Term Investments (Cost $5,271,521)		5,271,521
Total Investments (Cost $278,119,841)	100.3%	296,782,347
Other Assets, Less Liabilities	(0.3)	(827,811)
Net Assets	100.0%	$ 295,954,536

†	Percentages indicated are based on Portfolio net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of September 30, 2025, the aggregate market value of securities on loan was $2,642,501; the total market value of collateral held by the Portfolio was $2,847,695. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $1,738,495. The Portfolio received cash collateral with a value of $1,109,200.
(c)	Current yield as of September 30, 2025.
(d)	Represents a security purchased with cash collateral received for securities on loan.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 2,408	$ 50,048	$ (48,294)	$ —	$ —	$ 4,162	$ 87	$ —	4,162
Abbreviation(s):
ADR—American Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Australia	$ —	$ 10,319,509	$ —	$ 10,319,509
South Africa	3,776,321	11,541,439	—	15,317,760
Spain	—	7,932,135	—	7,932,135
United States	171,317,394	7,807,735	—	179,125,129
All Other Countries	78,816,293	—	—	78,816,293
Total Common Stocks	253,910,008	37,600,818	—	291,510,826
Short-Term Investments
Affiliated Investment Company	4,162,321	—	—	4,162,321
Unaffiliated Investment Company	1,109,200	—	—	1,109,200
Total Short-Term Investments	5,271,521	—	—	5,271,521
Total Investments in Securities	$ 259,181,529	$ 37,600,818	$ —	$ 296,782,347

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI VP Moderate Allocation Portfolio
Portfolio of Investments September 30, 2025†^(Unaudited)
	Shares	Value
Affiliated Investment Companies 90.5%
Equity Funds 60.0%
NYLI Candriam International Equity ETF (a)	524,162	$ 17,839,330
NYLI Candriam U.S. Large Cap Equity ETF (a)	425,051	22,609,653
NYLI Candriam U.S. Mid Cap Equity ETF (a)	408,918	13,867,554
NYLI Epoch Capital Growth Fund Class I	149,046	2,472,269
NYLI Epoch International Choice Fund Class I (a)	429,028	19,942,761
NYLI Fiera SMID Growth Fund Class R6 (a)	791,911	13,816,000
NYLI FTSE International Equity Currency Neutral ETF	453,151	14,052,213
NYLI PineStone U.S. Equity Fund Class R6 (a)	1,013,886	21,036,919
NYLI VP American Century Sustainable Equity Portfolio Initial Class (a)	2,031,156	23,060,121
NYLI VP Candriam Emerging Markets Equity Portfolio Initial Class (a)	1,866,635	18,833,976
NYLI VP Dimensional U.S. Equity Portfolio Initial Class	597,714	22,021,878
NYLI VP Epoch U.S. Equity Yield Portfolio Initial Class	991,602	20,051,687
NYLI VP MacKay Convertible Portfolio Initial Class	837,119	13,989,088
NYLI VP MFS® Investors Trust Portfolio Initial Class (a)	1,185,756	12,886,801
NYLI VP MFS® Research Portfolio Initial Class (a)	1,154,421	12,414,297
NYLI VP PineStone International Equity Portfolio Initial Class (a)	1,165,724	14,113,659
NYLI VP Schroders Mid Cap Opportunities Portfolio Initial Class (a)	1,580,287	14,833,211
NYLI VP Small Cap Growth Portfolio Initial Class	1,029,314	12,572,966
NYLI VP Wellington Growth Portfolio Initial Class	676,858	24,077,264
NYLI VP Wellington Small Cap Portfolio Initial Class (a)	1,124,629	11,518,673
NYLI VP Winslow Large Cap Growth Portfolio Initial Class	651,207	22,962,920
NYLI WMC Enduring Capital Fund Class R6 (a)	446,351	17,387,272
NYLI WMC International Research Equity Fund Class I (a)	2,065,566	20,608,978
NYLI WMC Value Fund Class R6 (a)	539,620	18,788,178
Total Equity Funds (Cost $320,371,964)		405,757,668
Fixed Income Funds 30.5%
NYLI Candriam Emerging Markets Debt Fund Class I (a)	1,705,288	13,769,006
NYLI MacKay Core Plus Bond ETF (a)	4,089,387	87,447,043
NYLI MacKay High Income ETF (a)	382,715	10,184,046
NYLI MacKay Securitized Income ETF (a)	894,588	23,420,135
NYLI VP Bond Portfolio Initial Class (a)	1,143,324	14,512,435
NYLI VP Floating Rate Portfolio Initial Class	1,998,963	16,897,232
NYLI VP MacKay High Yield Corporate Bond Portfolio Initial Class	1,052,820	10,178,028
NYLI VP MacKay U.S. Infrastructure Bond Portfolio Initial Class (a)	2,294,303	23,566,848
NYLI VP PIMCO Real Return Portfolio Initial Class (a)	822,662	6,792,471
Total Fixed Income Funds (Cost $205,366,646)		206,767,244
Total Affiliated Investment Companies (Cost $525,738,610)		612,524,912

	Shares	Value
Short-Term Investment 9.1%
Affiliated Investment Company 9.1%
NYLI U.S. Government Liquidity Fund, 4.027% (b)	61,565,988	$ 61,565,988
Total Short-Term Investment (Cost $61,565,988)	9.1%	61,565,988
Total Investments (Cost $587,304,598)	99.6%	674,090,900
Other Assets, Less Liabilities	0.4	2,577,730
Net Assets	100.0%	$ 676,668,630

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	As of September 30, 2025, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Current yield as of September 30, 2025.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI Candriam Emerging Markets Debt Fund Class I	$ —	$ 14,931	$ (1,594)	$ 6	$ 426	$ 13,769	$ 514	$ —	1,705
NYLI Candriam International Equity ETF	18,174	266	(3,786)	1,273	1,912	17,839	379	—	524
NYLI Candriam U.S. Large Cap Equity ETF	27,557	950	(7,906)	2,897	(888)	22,610	201	—	425
NYLI Candriam U.S. Mid Cap Equity ETF	14,817	1,787	(3,344)	422	186	13,868	123	—	409
NYLI Epoch Capital Growth Fund Class I	2,478	—	(270)	31	233	2,472	—	—	149
NYLI Epoch International Choice Fund Class I	18,616	565	(3,391)	556	3,597	19,943	—	—	429
NYLI Fiera SMID Growth Fund Class R6	14,762	2,233	(3,462)	154	129	13,816	—	—	792
NYLI FTSE International Equity Currency Neutral ETF	14,233	121	(2,724)	663	1,760	14,053	288	—	453
NYLI MacKay Core Plus Bond ETF	93,173	1,452	(9,598)	(638)	3,058	87,447	3,221	—	4,089
NYLI MacKay High Income ETF (a)	8,243	2,395	(640)	5	181	10,184	391	—	383
NYLI MacKay Securitized Income ETF	25,028	500	(2,749)	45	596	23,420	891	—	895
NYLI MacKay Short Duration High Income Fund Class I	19,891	288	(20,281)	(244)	346	—	257	—	—
NYLI PineStone U.S. Equity Fund Class R6	26,580	—	(7,299)	1,056	700	21,037	—	—	1,014
NYLI Short Term Bond Fund Class I	7,393	360	(7,803)	53	(3)	—	177	—	—
NYLI U.S. Government Liquidity Fund	68,173	95,744	(102,351)	—	—	61,566	1,998	—	61,566
NYLI VP American Century Sustainable Equity Portfolio Initial Class	29,182	381	(8,450)	(2,491)	4,438	23,060	—	—	2,031
NYLI VP Bond Portfolio Initial Class	15,459	257	(2,020)	(20)	836	14,512	—	—	1,143
NYLI VP Candriam Emerging Markets Equity Portfolio Initial Class	18,169	—	(3,915)	(72)	4,652	18,834	—	—	1,867
NYLI VP Dimensional U.S. Equity Portfolio Initial Class	15,336	5,323	(1,213)	51	2,525	22,022	—	—	598
NYLI VP Epoch U.S. Equity Yield Portfolio Initial Class	24,075	—	(6,377)	1,090	1,264	20,052	—	—	992
NYLI VP Floating Rate Portfolio Initial Class	18,537	1,158	(2,576)	(104)	(118)	16,897	918	—	1,999
NYLI VP MacKay Convertible Portfolio Initial Class	14,269	386	(1,862)	69	1,127	13,989	386	—	837
NYLI VP MacKay High Yield Corporate Bond Portfolio Initial Class	8,446	2,318	(1,040)	33	421	10,178	—	—	1,053
NYLI VP MacKay U.S. Infrastructure Bond Portfolio Initial Class	25,121	434	(3,634)	84	1,562	23,567	—	—	2,294

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI VP MFS® Investors Trust Portfolio Initial Class	$ —	$ 11,772	$ (30)	$ 2	$ 1,143	$ 12,887	$ —	$ —	1,186
NYLI VP MFS® Research Portfolio Initial Class	—	11,348	(47)	3	1,110	12,414	—	—	1,154
NYLI VP PIMCO Real Return Portfolio Initial Class	7,248	141	(1,124)	(94)	621	6,792	—	—	823
NYLI VP PineStone International Equity Portfolio Initial Class	16,745	579	(4,494)	(2,396)	3,680	14,114	—	—	1,166
NYLI VP Schroders Mid Cap Opportunities Portfolio Initial Class	16,979	1,121	(3,467)	(994)	1,194	14,833	—	—	1,580
NYLI VP Small Cap Growth Portfolio Initial Class	13,135	2,665	(3,648)	(867)	1,288	12,573	—	—	1,029
NYLI VP Wellington Growth Portfolio Initial Class	30,199	1,614	(11,540)	3,370	434	24,077	—	—	677
NYLI VP Wellington Small Cap Portfolio Initial Class	10,521	2,689	(2,281)	518	72	11,519	—	—	1,125
NYLI VP Winslow Large Cap Growth Portfolio Initial Class	30,378	1,101	(11,913)	3,034	363	22,963	—	—	651
NYLI WMC Enduring Capital Fund Class R6	11,344	7,127	(1,240)	212	(56)	17,387	—	—	446
NYLI WMC International Research Equity Fund Class I	19,329	70	(3,975)	441	4,744	20,609	—	—	2,066
NYLI WMC Value Fund Class R6	22,092	16	(5,100)	369	1,411	18,788	—	—	540
	$705,682	$172,092	$(257,144)	$8,517	$44,944	$674,091	$9,744	$—

(a)	Prior to February 14, 2025, known as NYLI MacKay ESG High Income ETF.

Swap Contracts
Open OTC total return equity swap contracts as of September 30, 2025 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	iShares 20+ Year Treasury Bond ETF	1 day FEDF plus 0.42%	12/1/25	Daily	8,454	$ —
Citibank NA	iShares MSCI EAFE ETF	1 day FEDF minus 0.40%	12/1/25	Daily	(14,293)	—
Citibank NA	iShares MSCI Emerging Markets ex China ETF	1 day FEDF plus 0.45%	12/1/25	Daily	14,422	—
JPMorgan Chase Bank NA	J.P. Morgan IDEX Pure Size Short	1 day FEDF plus 0.13%	6/18/26	Daily	(3,259)	—
JPMorgan Chase Bank NA	Russell 2000 Total Return Index	1 day FEDF plus 0.49%	4/8/26	Daily	3,315	—
Citibank NA	S&P 500 Communication Services	1 day FEDF plus 0.45%	7/14/26	Daily	26	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.95%	12/1/25	Daily	18,445	—
Citibank NA	S&P Midcap 400 Total Return Index	1 day FEDF plus 0.85%	12/1/25	Daily	6,201	—
						$ —

1.	As of September 30, 2025, cash in the amount $1,100,000 was pledged to brokers for OTC swap contracts.
2.	Portfolio pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of September 30, 2025.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange

MSCI—Morgan Stanley Capital International
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 405,757,668	$ —	$ —	$ 405,757,668
Fixed Income Funds	206,767,244	—	—	206,767,244
Total Affiliated Investment Companies	612,524,912	—	—	612,524,912
Short-Term Investment
Affiliated Investment Company	61,565,988	—	—	61,565,988
Total Investments in Securities	$ 674,090,900	$ —	$ —	$ 674,090,900

(a)	For a complete listing of investments, see the Portfolio of Investments.

NYLI VP Growth Allocation Portfolio
Portfolio of Investments September 30, 2025†^(Unaudited)
	Shares	Value
Affiliated Investment Companies 91.0%
Equity Funds 80.5%
NYLI Candriam International Equity ETF (a)	1,087,660	$ 37,017,420
NYLI Candriam U.S. Large Cap Equity ETF (a)	755,500	40,187,160
NYLI Candriam U.S. Mid Cap Equity ETF (a)	1,169,935	39,675,772
NYLI Epoch Capital Growth Fund Class I (a)	224,607	3,725,622
NYLI Epoch International Choice Fund Class I (a)	891,050	41,419,209
NYLI Fiera SMID Growth Fund Class R6 (a)	2,278,532	39,752,179
NYLI FTSE International Equity Currency Neutral ETF	677,849	21,020,097
NYLI PineStone U.S. Equity Fund Class R6 (a)	1,920,818	39,854,663
NYLI VP American Century Sustainable Equity Portfolio Initial Class (a)	3,576,591	40,605,759
NYLI VP Candriam Emerging Markets Equity Portfolio Initial Class (a)	3,903,137	39,381,876
NYLI VP Dimensional U.S. Equity Portfolio Initial Class	979,362	36,083,119
NYLI VP Epoch U.S. Equity Yield Portfolio Initial Class (a)	1,997,207	40,386,521
NYLI VP MacKay Convertible Portfolio Initial Class	1,251,976	20,921,770
NYLI VP MFS® Investors Trust Portfolio Initial Class (a)	1,485,601	16,145,511
NYLI VP MFS® Research Portfolio Initial Class (a)	1,492,059	16,045,154
NYLI VP PineStone International Equity Portfolio Initial Class (a)	2,421,427	29,316,707
NYLI VP Schroders Mid Cap Opportunities Portfolio Initial Class (a)	4,170,818	39,148,965
NYLI VP Small Cap Growth Portfolio Initial Class (a)	3,257,327	39,787,924
NYLI VP Wellington Growth Portfolio Initial Class (a)	1,125,432	40,033,975
NYLI VP Wellington Small Cap Portfolio Initial Class (a)	3,947,125	40,427,248
NYLI VP Winslow Large Cap Growth Portfolio Initial Class (a)	1,115,611	39,338,788
NYLI WMC Enduring Capital Fund Class R6 (a)	853,506	33,247,724
NYLI WMC International Research Equity Fund Class I (a)	4,287,505	42,778,156
NYLI WMC Value Fund Class R6 (a)	1,155,220	40,221,748
Total Equity Funds (Cost $649,119,703)		816,523,067
Fixed Income Funds 10.5%
NYLI Candriam Emerging Markets Debt Fund Class I (a)	2,550,482	20,593,361
NYLI MacKay Core Plus Bond ETF	555,997	11,889,384
NYLI MacKay High Income ETF (a)	572,400	15,231,564
NYLI MacKay Securitized Income ETF	121,628	3,184,197
NYLI VP Bond Portfolio Initial Class	155,448	1,973,127
NYLI VP Floating Rate Portfolio Initial Class	2,989,639	25,271,419
NYLI VP MacKay High Yield Corporate Bond Portfolio Initial Class	1,574,563	15,221,929
NYLI VP MacKay U.S. Infrastructure Bond Portfolio Initial Class	311,937	3,204,191
NYLI VP PIMCO Real Return Portfolio Initial Class (a)	1,230,371	10,158,806
Total Fixed Income Funds (Cost $104,659,362)		106,727,978
Total Affiliated Investment Companies (Cost $753,779,065)		923,251,045

	Shares	Value
Short-Term Investment 8.7%
Affiliated Investment Company 8.7%
NYLI U.S. Government Liquidity Fund, 4.027% (a)(b)	88,143,754	$ 88,143,754
Total Short-Term Investment (Cost $88,143,754)	8.7%	88,143,754
Total Investments (Cost $841,922,819)	99.7%	1,011,394,799
Other Assets, Less Liabilities	0.3	3,049,758
Net Assets	100.0%	$ 1,014,444,557

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	As of September 30, 2025, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Current yield as of September 30, 2025.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI Candriam Emerging Markets Debt Fund Class I	$ —	$ 23,313	$ (3,378)	$ 11	$ 647	$ 20,593	$ 770	$ —	2,550
NYLI Candriam International Equity ETF	39,133	44	(8,840)	550	6,130	37,017	796	—	1,088
NYLI Candriam U.S. Large Cap Equity ETF	49,998	—	(13,358)	4,461	(914)	40,187	356	—	756
NYLI Candriam U.S. Mid Cap Equity ETF	42,227	379	(4,685)	657	1,098	39,676	349	—	1,170
NYLI Epoch Capital Growth Fund Class I	3,862	—	(535)	59	340	3,726	—	—	225
NYLI Epoch International Choice Fund Class I	40,047	19	(7,349)	1,183	7,519	41,419	—	—	891
NYLI Fiera SMID Growth Fund Class R6	41,819	2,579	(5,607)	382	579	39,752	—	—	2,279
NYLI FTSE International Equity Currency Neutral ETF	22,068	13	(4,728)	1,231	2,436	21,020	436	—	678
NYLI MacKay Core Plus Bond ETF	13,139	375	(1,956)	90	241	11,889	442	—	556
NYLI MacKay High Income ETF (a)	13,287	3,274	(1,612)	14	269	15,232	610	—	572
NYLI MacKay Securitized Income ETF	3,530	119	(553)	8	80	3,184	122	—	122
NYLI MacKay Short Duration High Income Fund Class I	29,826	439	(30,417)	(109)	261	—	355	—	—
NYLI PineStone U.S. Equity Fund Class R6	49,459	—	(13,061)	2,048	1,409	39,855	—	—	1,921
NYLI Short Term Bond Fund Class I	11,468	751	(12,295)	82	(6)	—	268	—	—
NYLI U.S. Government Liquidity Fund	96,520	169,140	(177,516)	—	—	88,144	2,919	—	88,144
NYLI VP American Century Sustainable Equity Portfolio Initial Class	51,070	—	(14,058)	(1,026)	4,620	40,606	—	—	3,577
NYLI VP Bond Portfolio Initial Class	2,180	81	(399)	(5)	116	1,973	—	—	155
NYLI VP Candriam Emerging Markets Equity Portfolio Initial Class	39,458	—	(9,725)	(477)	10,126	39,382	—	—	3,903
NYLI VP Dimensional U.S. Equity Portfolio Initial Class	25,565	7,408	(967)	149	3,928	36,083	—	—	979
NYLI VP Epoch U.S. Equity Yield Portfolio Initial Class	47,948	—	(12,414)	2,383	2,470	40,387	—	—	1,997
NYLI VP Floating Rate Portfolio Initial Class	28,754	2,177	(5,321)	(215)	(124)	25,271	1,387	—	2,990
NYLI VP MacKay Convertible Portfolio Initial Class	22,135	574	(3,566)	113	1,666	20,922	574	—	1,252
NYLI VP MacKay High Yield Corporate Bond Portfolio Initial Class	13,614	3,144	(2,239)	21	682	15,222	—	—	1,575

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI VP MacKay U.S. Infrastructure Bond Portfolio Initial Class	$ 3,543	$ 119	$ (684)	$ 15	$ 211	$ 3,204	$ —	$ —	312
NYLI VP MFS® Investors Trust Portfolio Initial Class	—	14,963	—	—	1,183	16,146	—	—	1,486
NYLI VP MFS® Research Portfolio Initial Class	—	14,857	—	—	1,188	16,045	—	—	1,492
NYLI VP PIMCO Real Return Portfolio Initial Class	11,243	483	(2,362)	(88)	883	10,159	—	—	1,230
NYLI VP PineStone International Equity Portfolio Initial Class	36,194	80	(9,682)	(3,548)	6,272	29,316	—	—	2,421
NYLI VP Schroders Mid Cap Opportunities Portfolio Initial Class	44,111	23	(5,557)	(2,487)	3,059	39,149	—	—	4,171
NYLI VP Small Cap Growth Portfolio Initial Class	41,355	2,497	(5,251)	(2,350)	3,537	39,788	—	—	3,257
NYLI VP Wellington Growth Portfolio Initial Class	51,915	155	(18,213)	6,486	(309)	40,034	—	—	1,125
NYLI VP Wellington Small Cap Portfolio Initial Class	39,938	2,661	(4,052)	964	916	40,427	—	—	3,947
NYLI VP Winslow Large Cap Growth Portfolio Initial Class	51,480	32	(18,007)	3,448	2,386	39,339	—	—	1,116
NYLI WMC Enduring Capital Fund Class R6	23,136	10,988	(1,173)	210	87	33,248	—	—	854
NYLI WMC International Research Equity Fund Class I	41,534	—	(9,584)	540	10,288	42,778	—	—	4,288
NYLI WMC Value Fund Class R6	47,045	—	(10,691)	833	3,035	40,222	—	—	1,155
	$1,078,601	$260,687	$(419,835)	$15,633	$76,309	$1,011,395	$9,384	$—

(a)	Prior to February 14, 2025, known as NYLI MacKay ESG High Income ETF.

Swap Contracts
Open OTC total return equity swap contracts as of September 30, 2025 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	iShares 20+ Year Treasury Bond ETF	1 day FEDF plus 0.42%	12/1/25	Daily	12,733	$ —
Citibank NA	iShares MSCI EAFE ETF	1 day FEDF minus 0.40%	12/1/25	Daily	(21,419)	—
Citibank NA	iShares MSCI Emerging Markets ex China ETF	1 day FEDF plus 0.45%	12/1/25	Daily	21,666	—
JPMorgan Chase Bank NA	J.P. Morgan IDEX Pure Size Short	1 day FEDF minus 0.13% - plus 0.13%	6/18/26	Daily	(8,497)	—
JPMorgan Chase Bank NA	Russell 2000 Total Return Index	1 day FEDF plus 0.49%	4/8/26	Daily	7,415	—
Citibank NA	S&P 500 Communication Services	1 day FEDF plus 0.45%	12/1/25	Daily	8,566	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.95%	12/1/25	Daily	18,415	—
Citibank NA	S&P Midcap 400 Total Return Index	1 day FEDF plus 0.85%	12/1/25	Daily	10,497	—
						$ —

1.	As of September 30, 2025, cash in the amount $200,000 was pledged to brokers for OTC swap contracts.
2.	Portfolio pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of September 30, 2025.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 816,523,067	$ —	$ —	$ 816,523,067
Fixed Income Funds	106,727,978	—	—	106,727,978
Total Affiliated Investment Companies	923,251,045	—	—	923,251,045
Short-Term Investment
Affiliated Investment Company	88,143,754	—	—	88,143,754
Total Investments in Securities	$ 1,011,394,799	$ —	$ —	$ 1,011,394,799

(a)	For a complete listing of investments, see the Portfolio of Investments.

NYLI VP PIMCO Real Return Portfolio
Portfolio of Investments September 30, 2025†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 125.5%
Asset-Backed Securities 7.4%
Home Equity Asset-Backed Securities 1.4%
Argent Securities Trust
Series 2006-W4, Class A2C
4.592% (1 Month SOFR + 0.434%), due 5/25/36 (a)	$ 269,041	$ 63,787
Credit Suisse First Boston Mortgage Securities Corp.
Series 2001-HE17, Class A1
4.168% (1 Month SOFR + 0.734%), due 1/25/32 (a)	294,294	289,033
Credit-Based Asset Servicing and Securitization LLC
Series 2007-CB6, Class A3
4.492% (1 Month SOFR + 0.334%), due 7/25/37 (a)(b)	675,750	448,671
CWABS Asset-Backed Certificates Trust
Series 2007-8, Class 1A1
4.462% (1 Month SOFR + 0.304%), due 11/25/37 (a)	961,905	919,239
First Franklin Mortgage Loan Trust
Series 2006-FF17, Class A2
4.392% (1 Month SOFR + 0.234%), due 12/25/36 (a)	331,687	306,735
GSAA Home Equity Trust
Series 2006-17, Class A3A
4.752% (1 Month SOFR + 0.594%), due 11/25/36 (a)	918,424	287,577
Home Equity Asset Trust
Series 2005-8, Class M2
4.947% (1 Month SOFR + 0.789%), due 2/25/36 (a)	123,440	121,342
Lehman XS Trust
Series 2007-20N, Class A1
6.572% (1 Month SOFR + 2.414%), due 12/25/37 (a)	18,891	18,855
Long Beach Mortgage Loan Trust
Series 2006-7, Class 2A2
4.512% (1 Month SOFR + 0.354%), due 8/25/36 (a)	204,982	81,200
Mastr Asset-Backed Securities Trust
Series 2006-WMC4, Class A5
4.572% (1 Month SOFR + 0.414%), due 10/25/36 (a)	105,471	34,192
Morgan Stanley ABS Capital I, Inc. Trust
Series 2005-WMC1, Class M3
5.052% (1 Month SOFR + 0.894%), due 1/25/35 (a)	65,303	66,128
New Century Home Equity Loan Trust
Series 2004-4, Class M1
5.037% (1 Month SOFR + 0.879%), due 2/25/35 (a)	41,097	40,139
Option One Mortgage Loan Trust
Series 2006-1, Class M1
4.812% (1 Month SOFR + 0.654%), due 1/25/36 (a)	1,078,716	1,019,760
Popular ABS Mortgage Pass-Through Trust
Series 2006-A, Class M2
5.142% (1 Month SOFR + 0.984%), due 2/25/36 (a)	1,062,477	1,012,404
RASC Trust (a)
Series 2006-EMX4, Class A4
4.732% (1 Month SOFR + 0.344%), due 6/25/36	301,176	297,162
Series 2005-EMX1, Class M2
5.367% (1 Month SOFR + 1.209%), due 3/25/35	439,754	440,942

	Principal Amount	Value
Asset-Backed Securities
Home Equity Asset-Backed Securities
Saxon Asset Securities Trust
Series 2007-3, Class 1A
4.582% (1 Month SOFR + 0.424%), due 9/25/37 (a)	$ 57,726	$ 55,740
Securitized Asset-Backed Receivables LLC Trust (a)
Series 2006-HE2, Class A2C
4.572% (1 Month SOFR + 0.414%), due 7/25/36	302,836	118,613
Series 2006-HE1, Class A2C
4.592% (1 Month SOFR + 0.434%), due 7/25/36	505,853	165,605
Soundview Home Loan Trust (a)
Series 2007-OPT2, Class 2A3
4.452% (1 Month SOFR + 0.294%), due 7/25/37	123,649	111,986
Series 2007-OPT1, Class 1A1
4.472% (1 Month SOFR + 0.314%), due 6/25/37	224,753	154,008
		6,053,118
Other Asset-Backed Securities 6.0%
Anchorage Capital CLO 20 Ltd.
Series 2021-20A, Class A1R
5.425% (3 Month SOFR + 1.10%), due 1/20/35 (a)(b)	900,000	900,824
Arbor Realty Commercial Real Estate Notes Ltd. (a)(b)
Series 2021-FL4, Class A
5.615% (1 Month SOFR + 1.464%), due 11/15/36	306,968	306,971
Series 2022-FL1, Class A
5.822% (SOFR 30A + 1.45%), due 1/15/37	692,532	692,554
Ares European CLO X DAC
Series 10A, Class AR
2.806% (3 Month EURIBOR + 0.78%), due 10/15/31 (a)	EUR 493,542	579,155
Atlas Static Senior Loan Fund I Ltd.
Series 2022-1A, Class AR
6.068% (3 Month SOFR + 1.75%), due 7/15/30 (a)(b)	$ 54,609	54,607
Bain Capital Credit CLO Ltd.
Series 2022-2A, Class A1R
5.482% (3 Month SOFR + 1.15%), due 4/22/35 (a)(b)	2,000,000	2,002,962
Bain Capital Euro CLO DAC
Series 2020-1A, Class A
3.095% (3 Month EURIBOR + 1.10%), due 1/24/33 (a)	EUR 259,141	304,549
Barings Euro CLO DAC
Series 2021-2A, Class A
3.006% (3 Month EURIBOR + 0.98%), due 10/15/34 (a)	2,000,000	2,339,105
Black Diamond CLO DAC
Series 2017-2A, Class A1
2.884% (3 Month EURIBOR + 0.86%), due 1/20/32 (a)	7,184	8,435
BlueMountain Fuji EUR CLO V DAC
Series 5A, Class A
2.936% (3 Month EURIBOR + 0.91%), due 1/15/33 (a)	1,069,463	1,253,618
Carlyle Global Market Strategies Euro CLO Ltd.
Series 2014-2A, Class AR1
2.786% (3 Month EURIBOR + 0.75%), due 11/15/31 (a)	316,772	371,551

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
CarVal CLO III Ltd.
Series 2019-2A, Class AR2
5.315% (3 Month SOFR + 0.99%), due 7/20/32 (a)(b)	$ 2,020,335	$ 2,020,990
CIFC European Funding CLO III DAC
Series 3A, Class A
3.076% (3 Month EURIBOR + 1.05%), due 1/15/34 (a)	EUR 1,200,000	1,409,565
CIFC Funding Ltd.
Series 2017-4A, Class A1R
5.53% (3 Month SOFR + 1.212%), due 10/24/30 (a)(b)	$ 104,695	104,821
Contego CLO III BV
Series 3A, Class ARR
3.297% (3 Month EURIBOR + 1.25%), due 4/15/38 (a)(b)	EUR 2,000,000	2,346,959
CVC Cordatus Loan Fund XXI DAC
Series 21A, Class A1E
2.989% (3 Month EURIBOR + 0.96%), due 9/22/34 (a)	1,000,000	1,171,812
Dryden 52 Euro CLO DAC
Series 2017-52A, Class AR
2.896% (3 Month EURIBOR + 0.86%), due 5/15/34 (a)	317,433	371,954
Gallatin CLO VIII Ltd.
Series 2017-1A, Class A1R
5.669% (3 Month SOFR + 1.352%), due 7/15/31 (a)(b)	$ 269,406	269,600
Greywolf CLO III Ltd.
Series 2020-3RA, Class A1R2
5.562% (3 Month SOFR + 1.23%), due 4/22/33 (a)(b)	1,170,263	1,171,139
Invesco Euro CLO I DAC
Series 1A, Class A1R
2.676% (3 Month EURIBOR + 0.65%), due 7/15/31 (a)	EUR 352,130	411,962
LCM 30 Ltd.
Series 30A, Class AR
5.667% (3 Month SOFR + 1.342%), due 4/20/31 (a)(b)	$ 601,327	602,229
LCM 35 Ltd.
Series 35A, Class A1R
5.398% (3 Month SOFR + 1.08%), due 10/15/34 (a)(b)	1,000,000	1,000,321
LCM Loan Income Fund I Ltd.
Series 1A, Class A
5.617% (3 Month SOFR + 1.292%), due 4/20/31 (a)(b)	312,818	312,875
LoanCore Issuer Ltd.
Series 2022-CRE7, Class A
5.931% (SOFR 30A + 1.55%), due 1/17/37 (a)(b)	374,370	374,402
Madison Park Euro Funding IX DAC
Series 9A, Class AR
2.906% (3 Month EURIBOR + 0.88%), due 7/15/35 (a)	EUR 500,000	584,632
OCP Euro CLO DAC (a)(b)
Series 2020-4A, Class ARR
3.259% (3 Month EURIBOR + 1.23%), due 10/20/39	500,000	587,012
Series 2022-6A, Class ARR
3.264% (3 Month EURIBOR + 1.24%), due 7/20/36	600,000	703,890

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
OZLM XXIV Ltd.
Series 2019-24A, Class A1AR
5.747% (3 Month SOFR + 1.422%), due 7/20/32 (a)(b)	$ 107,789	$ 107,779
Palmer Square European Loan Funding DAC
Series 2023-3A, Class AR
3.006% (3 Month EURIBOR + 0.97%), due 5/15/33 (a)	EUR 300,667	353,141
Romark CLO Ltd.
Series 2017-1A, Class A1R
5.611% (3 Month SOFR + 1.292%), due 10/23/30 (a)(b)	$ 66,050	66,068
Saranac CLO VI Ltd.
Series 2018-6A, Class A1R
5.439% (3 Month SOFR + 1.402%), due 8/13/31 (a)(b)	64,616	64,662
SLM Student Loan Trust
Series 2004-3A, Class A6B
5.152% (SOFR 90A + 0.812%), due 10/25/64 (a)(b)	201,562	201,941
Sound Point CLO IX Ltd.
Series 2015-2A, Class ARRR
5.797% (3 Month SOFR + 1.472%), due 7/20/32 (a)(b)	381,685	381,795
St Pauls CLO II DAC
Series 2A, Class AR4
2.919% (3 Month EURIBOR + 0.98%), due 10/25/35 (a)	EUR 500,000	585,387
Venture 36 CLO Ltd.
Series 2019-36A, Class A1AR
5.717% (3 Month SOFR + 1.392%), due 4/20/32 (a)(b)	$ 359,969	360,096
Vibrant CLO XI Ltd.
Series 2019-11A, Class A1R1
5.707% (3 Month SOFR + 1.382%), due 7/20/32 (a)(b)	191,468	191,340
VOYA CLO
Series 2017-2A, Class A1R
5.559% (3 Month SOFR + 1.242%), due 6/7/30 (a)(b)	18,360	18,367
		24,589,070
Total Asset-Backed Securities (Cost $30,784,675)		30,642,188
Corporate Bonds 0.8%
Banks 0.1%
Bank of America Corp.
Series FF
5.875%, due 3/15/28 (c)(d)	190,000	191,949
Nykredit Realkredit A/S
Series Reg S
1.00%, due 10/1/50	DKK 32,432	3,998
Series Reg S
1.50%, due 10/1/52	318,498	39,317
Series Reg S
1.50%, due 10/1/53	99,575	10,706

	Principal Amount	Value
Corporate Bonds
Banks
Nykredit Realkredit A/S
Series Reg S
2.50%, due 10/1/47	DKK 1,495	$ 222
UBS Group AG
Series Reg S
7.75%, due 3/1/29 (c)	EUR 100,000	130,883
		377,075
Diversified Financial Services 0.2%
Avolon Holdings Funding Ltd.
2.528%, due 11/18/27 (b)	$ 29,000	27,882
Jyske Realkredit A/S
Series CCE
0.50%, due 10/1/43	DKK 17,787	2,314
Series Reg S
1.00%, due 10/1/50	1,484,036	182,904
Series CCE
1.50%, due 10/1/53	1,973,079	243,721
Series 111E
2.50%, due 10/1/47	3,913	574
Nordea Kredit Realkreditaktieselskab
1.00%, due 10/1/53	84,730	10,545
1.50%, due 10/1/53	529,423	65,645
1.50%, due 10/1/53	13,256	1,700
1.50%, due 10/1/53	500,000	53,758
Series Reg S
2.00%, due 10/1/53	399,326	52,592
2.50%, due 10/1/47	1,724	253
Realkredit Danmark A/S
Series Reg S
1.00%, due 10/1/53	5,902	689
Series Reg S
1.50%, due 10/1/53	756,612	96,477
Series Reg S
2.00%, due 10/1/53	359,432	42,973
Series Reg S
2.50%, due 4/1/47	7,907	1,161
		783,188
Internet 0.5%
Beignet Investor LLC
6.581%, due 5/30/49 (b)	$ 2,100,000	2,100,000
Total Corporate Bonds (Cost $3,421,130)		3,260,263

	Principal Amount	Value
Foreign Government Bonds 4.3%
Canada 0.2%
Canadian Government Real Return Bond
4.25%, due 12/1/26 (e)	CAD 1,126,548	$ 843,660
France 1.3%
France Government Bond (b)(e)
Series Reg S
0.10%, due 3/1/26	EUR 3,788,820	4,431,325
Series Reg S
0.10%, due 7/25/31	856,870	953,878
		5,385,203
Italy 0.6%
Italy Buoni Poliennali del Tesoro (e)
Series Reg S
0.40%, due 5/15/30 (b)	1,613,495	1,843,670
Series Reg S
1.80%, due 5/15/36	622,494	727,198
		2,570,868
Japan 2.0%
Japan Government CPI Linked Bond (e)
0.10%, due 3/10/28	JPY 487,952,340	3,350,247
0.10%, due 3/10/29	704,948,640	4,856,759
		8,207,006
Mexico 0.0% ‡
Mexican Udibonos
4.00%, due 8/24/34 (e)	MXN 145,395	7,569
Peru 0.2%
Peru Government Bond
5.94%, due 2/12/29	PEN 1,000,000	301,989
6.15%, due 8/12/32	900,000	274,784
		576,773
Total Foreign Government Bonds (Cost $18,812,367)		17,591,079
Mortgage-Backed Securities 5.8%
Agency (Collateralized Mortgage Obligations) 5.2%
FHLMC (a)
REMIC, Series 4779, Class WF
4.81% (SOFR 30A + 0.464%), due 7/15/44	$ 82,095	80,723
REMIC, Series 4694, Class FA
4.887% (SOFR 30A + 0.514%), due 6/15/47	691,544	673,057
REMIC, Series 4851, Class PF
4.887% (SOFR 30A + 0.514%), due 8/15/57	981,021	941,807

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FHLMC (a)
REMIC, Series 5513, Class MF
5.296% (SOFR 30A + 0.94%), due 11/25/54	$ 1,912,436	$ 1,914,992
FHLMC, Strips
Series 278, Class F1
4.937% (SOFR 30A + 0.564%), due 9/15/42 (a)	115,539	113,763
FNMA (a)
REMIC, Series 2025-47, Class FJ
5.386% (SOFR 30A + 1.03%), due 6/25/55	1,939,715	1,952,057
REMIC, Series 2025-19, Class FC
5.516% (SOFR 30A + 1.16%), due 3/25/55	1,850,273	1,857,020
GNMA (a)
REMIC, Series 2025-H22, Class F
4.922% (SOFR 30A + 0.78%), due 10/20/75 (f)	4,200,000	4,200,000
REMIC, Series 2018-H15, Class FG
4.927% (12 Month SOFR + 0.865%), due 8/20/68	285,140	286,093
REMIC, Series 2023-H20, Class FA
5.289% (SOFR 30A + 0.90%), due 7/20/73	4,809,935	4,832,142
REMIC, Series 2023-H11, Class FC
5.489% (SOFR 30A + 1.10%), due 5/20/73	478,874	485,748
REMIC, Series 2025-159, Class FJ
5.51% (SOFR 30A + 1.17%), due 9/20/55	4,100,000	4,103,242
REMIC, Series 2017-H10, Class FB
5.592% (12 Month SOFR + 1.465%), due 4/20/67	99,399	100,746
		21,541,390
Whole Loan (Collateralized Mortgage Obligations) 0.6%
Alternative Loan Trust
Series 2005-29CB, Class A4
5.00%, due 7/25/35	21,640	11,646
Series 2007-1T1, Class 1A1
6.00%, due 3/25/37	523,885	172,337
CHL Mortgage Pass-Through Trust
Series 2007-1, Class A1
6.00%, due 3/25/37	24,508	10,700
Citigroup Mortgage Loan Trust
Series 2007-AR4, Class 1A1A
4.629%, due 3/25/37 (g)	139,916	116,973
Citigroup Mortgage Loan Trust, Inc.
Series 2004-NCM2, Class 1CB1
5.50%, due 8/25/34	91,613	90,760
Eurosail-UK plc (a)
Series 2007-3A, Class A3C
5.044% (SONIA3M IR + 1.069%), due 6/13/45 (b)	GBP 7,970	10,708
Series Reg S, Class A3A
5.044% (SONIA3M IR + 1.069%), due 6/13/45	29,895	40,171
Series Reg S, Class A3C
5.044% (SONIA3M IR + 1.069%), due 6/13/45	7,969	10,708

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
GreenPoint Mortgage Funding Trust
Series 2006-AR4, Class A6A
4.632% (1 Month SOFR + 0.474%), due 9/25/46 (a)	$ 48,497	$ 45,141
IndyMac INDX Mortgage Loan Trust (a)
Series 2005-AR12, Class 2A1A
4.752% (1 Month SOFR + 0.594%), due 7/25/35	70,982	65,687
Series 2005-AR14, Class 1A1A
4.832% (1 Month SOFR + 0.674%), due 7/25/35	587,322	429,219
Merrill Lynch Mortgage Investors Trust
Series 2005-A4, Class 1A
5.356%, due 7/25/35 (g)	129,296	53,018
New Residential Mortgage Loan Trust (b)(h)
Series 2019-RPL3, Class A1
2.75%, due 7/25/59	116,148	112,165
Series 2018-3A, Class A1
4.50%, due 5/25/58	75,646	73,995
OBX Trust
Series 2018-1, Class A2
4.922% (1 Month SOFR + 0.764%), due 6/25/57 (a)(b)	14,111	13,832
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
Series 2005-2, Class M7
6.072% (1 Month SOFR + 1.914%), due 4/25/35 (a)	100,000	99,063
RALI Trust
Series 2006-QH1, Class A1
4.652% (1 Month SOFR + 0.494%), due 12/25/36 (a)	555,273	502,528
Residential Asset Securitization Trust
Series 2006-A10, Class A5
6.50%, due 9/25/36	219,307	64,690
Thornburg Mortgage Securities Trust
Series 2004-2, Class A1
4.892% (1 Month SOFR + 0.734%), due 6/25/44 (a)	203,038	194,980
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2007-HY1, Class A2A
4.592% (1 Month SOFR + 0.434%), due 2/25/37 (a)	295,412	229,669
Series 2006-5, Class 2CB1
6.00%, due 7/25/36	27,935	19,983
		2,367,973
Total Mortgage-Backed Securities (Cost $24,448,903)		23,909,363
U.S. Government & Federal Agencies 107.2%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.1%
UMBS Pool, 30 Year
2.00%, due 3/1/52	163,207	132,155
3.00%, due 1/1/52	371,458	327,008
		459,163

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities) 10.1%
FNMA (a)
4.905% (11th District Cost of Funds Index + 1.934%), due 12/1/36	$ 20,662	$ 20,486
5.352% (12 Month Monthly Treasury Average Index + 1.199%), due 6/1/43	63,155	63,706
6.492% (1 Year Treasury Constant Maturity Rate + 2.36%), due 11/1/34	79,188	82,354
UMBS, 30 Year
4.00%, due 8/1/52	392,926	371,362
4.50%, due 7/1/52	484,337	472,066
4.50%, due 3/1/53	430,609	419,432
UMBS, Single Family, 30 Year TBA (i)
4.50%, due 11/25/55	25,200,000	24,431,558
6.00%, due 11/25/55	15,300,000	15,627,303
		41,488,267
Government National Mortgage Association (Mortgage Pass-Through Securities) 3.1%
GNMA II, 30 Year
3.50%, due 8/20/55	199,439	181,909
GNMA II, Single Family, 30 Year
3.50%, due 3/20/52	38,195	35,163
3.50%, due 5/20/52	21,475	19,755
3.50%, due 6/20/52	469,470	429,976
3.50%, due 10/15/55 TBA (i)	13,000,000	11,851,009
		12,517,812
United States Treasury Inflation - Indexed Bonds and Notes 93.9%
U.S. Treasury Inflation Linked Bonds (e)
0.125%, due 2/15/51	4,479,324	2,481,925
0.125%, due 2/15/52 (j)	2,088,864	1,130,977
0.25%, due 2/15/50	3,744,459	2,212,685
0.625%, due 2/15/43	2,501,078	1,898,182
0.75%, due 2/15/42 (k)	6,905,306	5,472,209
0.75%, due 2/15/45 (k)	8,834,778	6,582,998
0.875%, due 2/15/47 (k)	9,693,090	7,152,490
1.00%, due 2/15/46	7,075,994	5,452,592
1.00%, due 2/15/48	4,988,594	3,735,449
1.00%, due 2/15/49 (j)	834,464	615,256
1.375%, due 2/15/44 (k)	8,302,859	7,095,941
1.50%, due 2/15/53	5,433,850	4,346,975
1.75%, due 1/15/28 (k)	15,765,612	16,023,097
2.125%, due 2/15/40 (k)	7,263,902	7,316,451
2.125%, due 2/15/41	3,289,629	3,285,105
2.125%, due 2/15/54	4,631,440	4,274,074
2.375%, due 1/15/27 (j)	32,038	32,602
2.375%, due 2/15/55 (k)	2,968,904	2,898,161
2.50%, due 1/15/29 (k)	6,214,205	6,492,772
3.375%, due 4/15/32	595,137	665,961
U.S. Treasury Inflation Linked Notes (e)
0.125%, due 7/15/26 (k)	6,752,027	6,728,423
0.125%, due 10/15/26 (k)	29,555,250	29,391,613

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Inflation - Indexed Bonds and Notes
U.S. Treasury Inflation Linked Notes (e)
0.125%, due 4/15/27 (k)	$ 13,272,140	$ 13,088,259
0.125%, due 1/15/30 (k)	18,834,150	17,979,269
0.125%, due 7/15/30 (k)	8,215,070	7,810,253
0.125%, due 1/15/31 (k)	8,860,597	8,319,476
0.125%, due 7/15/31 (k)	13,017,348	12,155,320
0.125%, due 1/15/32 (k)	13,751,602	12,661,126
0.25%, due 7/15/29 (k)	10,280,169	9,971,601
0.625%, due 7/15/32 (f)(k)	40,916,448	38,722,589
0.75%, due 7/15/28 (k)	13,912,038	13,847,708
0.875%, due 1/15/29	4,855,285	4,818,074
1.125%, due 1/15/33 (k)	12,797,100	12,402,324
1.25%, due 4/15/28 (j)	2,046,319	2,054,132
1.375%, due 7/15/33 (k)	20,316,288	20,002,161
1.625%, due 10/15/27 (k)	11,014,454	11,190,987
1.625%, due 10/15/29 (k)	10,985,369	11,202,655
1.625%, due 4/15/30 (k)	5,784,474	5,873,064
1.75%, due 1/15/34	5,149,606	5,173,583
1.875%, due 7/15/34 (f)(k)	18,531,540	18,800,466
1.875%, due 7/15/35 (k)	3,420,638	3,448,332
2.125%, due 4/15/29 (k)	6,266,520	6,468,205
2.125%, due 1/15/35 (f)(k)	10,236,400	10,537,823
2.375%, due 10/15/28 (k)	14,449,390	15,050,212
		386,863,557
Total U.S. Government & Federal Agencies (Cost $469,209,884)		441,328,799
Total Long-Term Bonds (Cost $546,676,959)		516,731,692

	Shares

Short-Term Investment 0.2%
Affiliated Investment Company 0.2%
NYLI U.S. Government Liquidity Fund, 4.027% (l)	806,431	806,431
Total Short-Term Investment (Cost $806,431)		806,431
Total Investments (Cost $547,483,390)	125.7%	517,538,123
Other Assets, Less Liabilities	(25.7)	(105,701,279)
Net Assets	100.0%	$ 411,836,844

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.

(a)	Floating rate—Rate shown was the rate in effect as of September 30, 2025.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Fixed to floating rate—Rate shown was the rate in effect as of September 30, 2025.
(d)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Treasury Inflation Protected Security—Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(f)	Delayed delivery security.
(g)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of September 30, 2025.
(h)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of September 30, 2025.
(i)	TBA—Security purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of September 30, 2025, the total net market value was $51,909,870, which represented 12.6% of the Portfolio’s net assets.
(j)	Security, or a portion thereof, was maintained in a segregated account at the Portfolio’s custodian as collateral for future, swap and foreign currency forward contracts.
(k)	All or a portion of the security is held as a Sale-Buyback position.
(l)	Current yield as of September 30, 2025.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 1,062	$ 49,009	$ (49,265)	$ —	$ —	$ 806	$ 35	$ —	806

Foreign Currency Forward Contracts
As of September 30, 2025, the Portfolio held the following foreign currency forward contracts1,2:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	18,885,485	USD	3,410,779	JPMorgan Chase Bank N.A.	10/2/25	$ 137,623
BRL	20,657,780	USD	3,823,178	JPMorgan Chase Bank N.A.	11/4/25	25,468
BRL	821,910	USD	150,000	Morgan Stanley & Co.	10/2/25	4,429
BRL	820,260	USD	150,000	Morgan Stanley & Co.	10/2/25	4,119
CHF	756,036	USD	942,782	Barclays Capital	10/2/25	6,953
CHF	600,110	USD	754,821	Barclays Capital	11/4/25	2,208
GBP	554,000	USD	744,892	Barclays Capital	10/2/25	182
GBP	571,910	USD	769,238	JPMorgan Chase Bank N.A.	11/4/25	58
IDR	4,142,281,768	USD	246,209	BNP Paribas S.A.	12/17/25	2,162
IDR	8,164,564,410	USD	489,189	JPMorgan Chase Bank N.A.	10/8/25	709
ILS	404,000	USD	120,355	Bank of America N.A.	10/15/25	1,616
ILS	101,000	USD	30,152	Barclays Capital	11/13/25	343
ILS	373,000	USD	110,891	BNP Paribas S.A.	10/15/25	1,721
ILS	639,000	USD	190,190	BNP Paribas S.A.	11/13/25	2,741
ILS	234,000	USD	69,966	BNP Paribas S.A.	11/13/25	684
ILS	100,000	USD	29,994	JPMorgan Chase Bank N.A.	11/13/25	199
JPY	371,591,618	USD	2,489,059	Morgan Stanley & Co. International	10/2/25	23,648
KRW	412,888,200	USD	292,495	BNP Paribas S.A.	10/22/25	2,082
MXN	9,829,000	USD	507,778	Barclays Capital	12/17/25	24,519
MXN	2,361,000	USD	127,417	BNP Paribas S.A.	12/17/25	445
MXN	1,878,383	USD	100,837	JPMorgan Chase Bank N.A.	12/17/25	889
PLN	337,348	USD	92,262	Barclays Capital	10/15/25	535
PLN	1,568,851	USD	430,322	BNP Paribas S.A.	10/22/25	1,191
PLN	223,431	USD	60,800	JPMorgan Chase Bank N.A.	10/15/25	660
SEK	2,860,000	USD	302,483	JPMorgan Chase Bank N.A.	10/2/25	1,307
TWD	5,822,011	USD	191,074	BNP Paribas S.A.	10/7/25	30
USD	3,311,316	CAD	4,576,021	JPMorgan Chase Bank N.A.	10/2/25	23,237
USD	5,103	CAD	7,000	JPMorgan Chase Bank N.A.	10/2/25	73
USD	2,445,934	CNY	17,370,000	Barclays Capital	10/16/25	3,521
USD	139,752	EUR	118,000	Barclays Capital	10/2/25	1,214
USD	351,178	EUR	299,000	BNP Paribas S.A.	10/2/25	137
USD	395,839	GBP	293,090	Barclays Capital	10/2/25	1,662
USD	248,633	IDR	4,082,125,000	Barclays Capital	10/15/25	3,705
USD	174,786	IDR	2,880,799,256	BNP Paribas S.A.	10/8/25	1,929
USD	57,178	IDR	942,693,686	BNP Paribas S.A.	10/8/25	614
USD	268,036	IDR	4,417,233,280	BNP Paribas S.A.	10/8/25	2,989
USD	249,554	IDR	4,096,900,000	BNP Paribas S.A.	10/15/25	3,740
USD	130,000	IDR	2,142,041,759	BNP Paribas S.A.	10/20/25	1,484
USD	70,000	INR	6,175,330	Bank of America N.A.	10/8/25	476
USD	120,000	INR	10,557,336	BNP Paribas S.A.	10/20/25	1,220
USD	3,563,668	JPY	522,863,863	Bank of America N.A.	10/2/25	28,057
USD	1,930,393	JPY	283,345,014	Barclays Capital	10/2/25	14,411
USD	602,679	JPY	88,522,276	Barclays Capital	10/2/25	4,090
USD	115	JPY	16,993	Barclays Capital	11/4/25	— ‡
USD	2,300,848	JPY	339,510,369	Morgan Stanley & Co. International	10/2/25	5,075
USD	1,182,218	KRW	1,638,956,629	JPMorgan Chase Bank N.A.	10/22/25	12,897
USD	258,634	KRW	360,880,000	JPMorgan Chase Bank N.A.	10/10/25	1,323
USD	702,787	SGD	903,391	Bank of America N.A.	10/2/25	2,457
USD	740,125	SGD	952,000	Barclays Capital	10/2/25	2,111
USD	40,586	SGD	52,000	Barclays Capital	10/2/25	275
USD	99,401	SGD	127,000	Barclays Capital	10/2/25	948
USD	1,689,339	SGD	2,164,575	BNP Paribas S.A.	10/2/25	11,309
USD	371,566	SGD	476,000	JPMorgan Chase Bank N.A.	10/2/25	2,559
USD	202,703	THB	6,557,390	Bank of America N.A.	10/20/25	37
USD	608,770	TWD	18,104,820	BNP Paribas S.A.	10/20/25	13,857
USD	2,236,210	TWD	66,688,248	BNP Paribas S.A.	10/20/25	44,875
USD	39,008	TWD	1,162,477	BNP Paribas S.A.	10/20/25	810

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	121,702	TWD	3,652,408	BNP Paribas S.A.	12/15/25	$ 1,199
USD	191,074	TWD	5,765,644	BNP Paribas S.A.	1/22/26	357
USD	348,727	TWD	10,438,097	Morgan Stanley & Co.	12/15/25	4,345
USD	420,000	TWD	12,597,732	Morgan Stanley & Co.	10/20/25	6,046
ZAR	3,903,048	USD	221,092	Barclays Capital	10/20/25	4,615
ZAR	3,419,135	USD	194,010	Barclays Capital	10/20/25	3,713
ZAR	1,650,821	USD	93,326	JPMorgan Chase Bank N.A.	10/20/25	2,138
Total Unrealized Appreciation						460,026
GBP	293,090	USD	395,900	Barclays Capital	11/4/25	(1,655)
GBP	311,000	USD	420,203	JPMorgan Chase Bank N.A.	10/2/25	(1,939)
IDR	5,012,159,145	USD	303,371	BNP Paribas S.A.	10/15/25	(2,641)
IDR	8,279,768,934	USD	500,633	BNP Paribas S.A.	10/15/25	(3,847)
IDR	11,011,064,331	USD	668,009	BNP Paribas S.A.	10/15/25	(7,345)
IDR	8,713,392,948	USD	528,597	JPMorgan Chase Bank N.A.	10/15/25	(5,793)
INR	47,725,541	USD	539,546	Bank of America N.A.	10/17/25	(2,501)
INR	18,820,361	USD	213,000	JPMorgan Chase Bank N.A.	10/17/25	(1,219)
INR	262,096,845	USD	2,969,162	Morgan Stanley & Co.	10/17/25	(19,846)
KRW	360,880,000	USD	260,000	Bank of America N.A.	10/10/25	(2,689)
KRW	194,367,740	USD	140,388	Bank of America N.A.	10/22/25	(1,716)
KRW	194,171,764	USD	140,273	BNP Paribas S.A.	10/22/25	(1,741)
KRW	360,880,000	USD	258,782	JPMorgan Chase Bank N.A.	10/22/25	(1,310)
KRW	412,888,200	USD	300,000	Morgan Stanley & Co.	10/20/25	(5,453)
PLN	56,089	USD	15,496	Bank of America N.A.	10/15/25	(67)
PLN	3,141,732	USD	864,758	BNP Paribas S.A.	10/22/25	(624)
PLN	215,000	USD	59,781	JPMorgan Chase Bank N.A.	10/22/25	(645)
PLN	1,628,482	USD	449,853	Morgan Stanley & Co.	10/22/25	(1,938)
THB	3,230,739	USD	100,000	BNP Paribas S.A.	10/20/25	(149)
THB	3,228,684	USD	100,000	BNP Paribas S.A.	10/20/25	(213)
TWD	1,770,696	USD	58,312	Morgan Stanley & Co.	10/20/25	(128)
TWD	10,506,447	USD	348,727	Morgan Stanley & Co.	10/20/25	(3,492)
USD	2,496,123	AUD	3,776,000	Barclays Capital	11/4/25	(3,687)
USD	2,357,620	AUD	3,607,000	BNP Paribas S.A.	10/2/25	(29,132)
USD	110,272	AUD	169,000	JPMorgan Chase Bank N.A.	10/2/25	(1,555)
USD	12,940	BRL	70,593	JPMorgan Chase Bank N.A.	10/2/25	(324)
USD	3,823,178	BRL	20,499,882	JPMorgan Chase Bank N.A.	10/2/25	(28,554)
USD	3,292,873	CAD	4,580,229	JPMorgan Chase Bank N.A.	11/4/25	(3,864)
USD	30,085	CHF	24,000	JPMorgan Chase Bank N.A.	10/2/25	(63)
USD	27,201	CHF	21,675	JPMorgan Chase Bank N.A.	10/2/25	(27)
USD	503,956	CNY	3,589,215	BNP Paribas S.A.	10/16/25	(727)
USD	671,681	CNY	4,779,536	Morgan Stanley & Co.	10/16/25	(374)
USD	650,408	DKK	4,149,058	JPMorgan Chase Bank N.A.	10/2/25	(2,159)
USD	651,722	DKK	4,139,786	JPMorgan Chase Bank N.A.	11/4/25	(981)
USD	20,417,203	EUR	17,381,328	Barclays Capital	11/4/25	(32,321)
USD	17,705,979	EUR	15,139,328	JPMorgan Chase Bank N.A.	10/2/25	(68,350)
USD	2,130,143	EUR	1,825,000	Morgan Stanley & Co. International	10/2/25	(12,498)
USD	246,209	IDR	4,130,402,184	BNP Paribas S.A.	10/15/25	(1,615)
USD	489,189	IDR	8,167,988,733	JPMorgan Chase Bank N.A.	10/15/25	(890)
USD	120,000	IDR	2,006,544,000	JPMorgan Chase Bank N.A.	11/3/25	(371)
USD	641,452	ILS	2,153,142	Bank of America N.A.	10/15/25	(8,603)
USD	130,000	INR	11,571,807	JPMorgan Chase Bank N.A.	11/3/25	(95)
USD	1,829,091	JPY	273,012,683	Bank of America N.A.	11/4/25	(23,940)
USD	2,136,202	JPY	316,294,612	BNP Paribas S.A.	11/4/25	(10,598)
USD	2,489,059	JPY	370,305,272	Morgan Stanley & Co. International	11/4/25	(24,330)
USD	1,832,318	JPY	270,189,214	Morgan Stanley & Co. International	11/4/25	(1,549)
USD	292,465	KRW	412,888,200	BNP Paribas S.A.	10/20/25	(2,081)
USD	70,000	KRW	98,109,200	JPMorgan Chase Bank N.A.	11/3/25	(39)
USD	19,639	MXN	373,000	Barclays Capital	12/17/25	(561)
USD	796,358	PEN	2,824,521	Bank of America N.A.*	12/17/25	(15,510)
USD	274,436	SEK	2,597,642	Barclays Capital	10/2/25	(1,486)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	235,000	TWD	7,152,390	BNP Paribas S.A.	10/20/25	$ (23)
USD	190,000	TWD	5,819,909	BNP Paribas S.A.	10/7/25	(1,035)
USD	99,173	ZAR	1,746,200	Barclays Capital	11/20/25	(1,582)
USD	260,149	ZAR	4,509,000	BNP Paribas S.A.	11/20/25	(19)
USD	66,287	ZAR	1,169,289	JPMorgan Chase Bank N.A.	11/20/25	(1,181)
Total Unrealized Depreciation						(347,075)
Net Unrealized Appreciation						$ 112,951
‡ Less than $1.

*	Non-deliverable forward.
1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Portfolio would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.
2.	As of September 30, 2025, cash collateral of $60,000 was due to a broker for foreign currency forward contracts.
Futures Contracts
As of September 30, 2025, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
Euro-BTP	44	December 2025	$ 6,134,196	$ 6,190,719	$ 56,523
Euro-Bund	38	December 2025	5,702,340	5,736,009	33,669
U.S. Treasury 5 Year Notes	420	December 2025	45,772,959	45,862,031	89,072
U.S. Treasury 10 Year Ultra Bonds	136	December 2025	15,512,977	15,650,625	137,648
U.S. Treasury Ultra Bonds	79	December 2025	9,349,748	9,484,938	135,190
Total Long Contracts					452,102
Short Contracts
Euro-Bobl	(2)	December 2025	(276,548)	(276,630)	(82)
Euro-Buxl	(21)	December 2025	(2,758,611)	(2,822,510)	(63,899)
Euro-OAT	(129)	December 2025	(18,236,020)	(18,378,755)	(142,735)
U.S. Treasury 2 Year Notes	(103)	December 2025	(21,428,704)	(21,465,039)	(36,335)
U.S. Treasury 10 Year Notes	(514)	December 2025	(57,509,131)	(57,825,000)	(315,869)
U.S. Treasury Long Bonds	(63)	December 2025	(7,182,405)	(7,345,406)	(163,001)
Total Short Contracts					(721,921)
Net Unrealized Depreciation					$ (269,819)

1.	As of September 30, 2025, cash in the amount of $12,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2025.
Written Swaptions
As of September 30, 2025, the Portfolio held the following swaptions agreements:
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premiums Paid (Received)	Market Value
Put-2-Year Interest Rate Swap	Barclays Capital	$ 2.44	1/25/27	(19,800,000)	EUR (19,800,000)	$ 176,120	$ (88,279)

Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premiums Paid (Received)	Market Value
Call-2-Year Interest Rate Swap	Barclays Capital	$ 2.44	1/25/27	(19,800,000)	EUR (19,800,000)	$ 176,120	$ (122,555)

Swap Contracts
As of September 30, 2025, the Portfolio held the following centrally cleared interest rate swap agreements1:
Notional Amount	Currency	Expiration Date	Payments made by Portfolio	Payments Received by Portfolio	Payment Frequency Paid/Received	Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
$ 27,900,000	USD	12/20/25	Fixed 4.25%	1 Day SOFR	Annually/Annually	$ 19,030	$ (7,568)	$ (26,598)
10,500,000	USD	6/18/27	Fixed 3.25%	1 Day SOFR	Annually/Annually	80,487	33,718	(46,769)
14,000,000	JPY	9/20/27	Fixed 0.30%	1 Day TONAR + 0.059%	Semi-Annually/Semi-Annually	(1,184)	1,313	2,497
3,200,000	EUR	10/8/27	Fixed 1.895%	6 Month EURIBOR	Annually/Semi-Annually	—	19,301	19,301
50,000,000	JPY	3/20/28	Fixed 0.30%	1 Day TONAR + 0.059%	Semi-Annually/Semi-Annually	(4,883)	6,343	11,226
420,000,000	JPY	9/14/28	Fixed 0.55%	1 Day TONAR	Annually/Annually	(2,907)	41,937	44,844
106,980,000	JPY	3/20/29	Fixed 0.45%	1 Day TONAR + 0.059%	Semi-Annually/Semi-Annually	(19,439)	17,368	36,807
7,500,000	USD	2/28/30	Fixed 3.30%	1 Day SOFR	Annually/Annually	(1,237)	8,708	9,945
14,500,000	USD	2/28/30	Fixed 3.325%	1 Day SOFR	Annually/Annually	(112,009)	2,610	114,619
4,400,000	USD	6/3/30	Fixed 3.77%	1 Day SOFR	Annually/Annually	(17,985)	(74,509)	(56,524)
15,300,000	GBP	9/17/30	1 Day SONIA	Fixed 3.75%	Annually/Annually	(78,959)	(81,692)	(2,733)
386,000,000	JPY	12/15/31	Fixed 0.50%	1 Day TONAR	Annually/Annually	329	118,141	117,812
5,900,000	EUR	8/15/32	Floating 6 Month EURIBOR	2.879%	Semi-Annually/Annually	—	162,609	162,609
5,100,000	USD	2/13/34	Floating 1 Day SOFR	3.085%	Annually/Annually	(41,780)	(179,178)	(137,398)
14,800,000	EUR	3/18/36	Floating 6 Month EURIBOR	2.75%	Semi-Annually/Annually	(48,502)	24,608	73,110
1,400,000	EUR	11/4/52	Fixed 0.19%	6 Month EURIBOR	Annually/Semi-Annually	—	847,751	847,751
7,000,000	USD	2/13/54	Fixed 2.865%	1 Day SOFR	Annually/Annually	126,931	1,294,365	1,167,434
2,800,000	USD	6/20/54	Fixed 3.50%	1 Day SOFR	Annually/Annually	71,421	213,162	141,741
7,800,000	USD	3/19/55	Fixed 3.25%	1 Day SOFR	Annually/Annually	1,018,785	933,883	(84,902)
2,500,000	USD	6/18/55	Fixed 3.25%	1 Day SOFR	Annually/Annually	171,210	299,541	128,331
3,280,000	EUR	3/18/56	Fixed 3.00%	6 Month EURIBOR	Annually/Semi-Annually	(55,896)	(62,034)	(6,138)
						$ 1,103,412	$ 3,620,377	$ 2,516,965
As of September 30, 2025, the Portfolio held the following centrally cleared inflation swap agreements1:
Notional Amount	Currency	Expiration Date	Payments Made by Portfolio	Payments Received by Portfolio	Payment Frequency Paid/ Received	Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
$ 4,410,000	USD	10/7/25	1 Month USD-CPI	Fixed 2.208%	At Maturity	$ —	$ (23,629)	$ (23,629)
3,100,000	USD	10/15/25	1 Month USD-CPI	Fixed 2.38%	At Maturity	—	(12,947)	(12,947)
3,500,000	USD	1/14/26	1 Month USD-CPI	Fixed 2.70%	At Maturity	—	(14,427)	(14,427)
2,000,000	USD	2/5/26	1 Month USD-CPI	Fixed 2.82%	At Maturity	—	(6,648)	(6,648)
2,200,000	USD	2/13/26	1 Month USD-CPI	Fixed 2.842%	At Maturity	—	(6,981)	(6,981)
2,100,000	USD	2/21/26	1 Month USD-CPI	Fixed 3.043%	At Maturity	—	(2,677)	(2,677)
5,400,000	USD	2/26/26	Fixed 2.314%	1 Month USD-CPI	At Maturity	15,870	685,934	670,064
2,700,000	USD	3/5/26	Fixed 2.419%	1 Month USD-CPI	At Maturity	6,823	327,790	320,967

Notional Amount	Currency	Expiration Date	Payments Made by Portfolio	Payments Received by Portfolio	Payment Frequency Paid/ Received	Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
$ 1,500,000	USD	4/23/26	1 Month USD-CPI	Fixed 3.323%	At Maturity	$ —	$ 3,876	$ 3,876
2,200,000	USD	5/13/26	Fixed 2.768%	1 Month USD-CPI	At Maturity	1,485	220,628	219,143
1,000,000	USD	5/14/26	Fixed 2.813%	1 Month USD-CPI	At Maturity	351	97,687	97,336
1,250,000	USD	5/25/26	Fixed 2.703%	1 Month USD-CPI	At Maturity	1,279	127,936	126,657
500,000	USD	6/1/26	Fixed 2.69%	1 Month USD-CPI	At Maturity	529	51,113	50,584
2,000,000	USD	6/4/26	1 Month USD-CPI	Fixed 3.30%	At Maturity	—	741	741
4,100,000	USD	8/27/26	1 Month USD-CPI	Fixed 3.434%	At Maturity	—	7,882	7,882
6,700,000	EUR	6/15/27	Fixed 1.636%	1 Month EUR-CPI	At Maturity	—	28,740	28,740
2,100,000	GBP	9/15/27	Fixed 3.365%	1 Month UKRPI-CPI	At Maturity	—	(2,444)	(2,444)
770,000	USD	5/9/28	1 Month USD-CPI	Fixed 2.36%	At Maturity	(3,499)	(88,850)	(85,351)
510,000	USD	5/9/28	1 Month USD-CPI	Fixed 2.353%	At Maturity	(2,488)	(59,282)	(56,794)
300,000	USD	8/26/28	Fixed 2.573%	1 Month USD-CPI	At Maturity	—	26,010	26,010
500,000	USD	9/10/28	Fixed 2.645%	1 Month USD-CPI	At Maturity	—	39,217	39,217
2,600,000	USD	11/4/29	1 Month USD-CPI	Fixed 1.76%	At Maturity	(109,795)	(479,821)	(370,026)
2,200,000	USD	5/19/30	1 Month USD-CPI	Fixed 1.28%	At Maturity	(159,555)	(512,694)	(353,139)
3,300,000	EUR	3/15/31	1 Month EUR-CPI	Fixed 1.38%	At Maturity	(64,948)	(702,905)	(637,957)
700,000	EUR	8/15/34	Fixed 2.049%	1 Month EUR-CPI	At Maturity	—	(8,831)	(8,831)
1,600,000	EUR	8/15/34	Fixed 2.049%	1 Month EUR-CPI	At Maturity	(2,513)	(20,186)	(17,673)
600,000	GBP	8/15/34	1 Month UKRPI-CPI	Fixed 3.5%	At Maturity	2,408	11,221	8,813
1,200,000	GBP	8/15/34	1 Month UKRPI-CPI	Fixed 3.5%	At Maturity	6,669	22,442	15,773
800,000	GBP	9/15/34	1 Month UKRPI-CPI	Fixed 3.466%	At Maturity	—	10,971	10,971
1,300,000	EUR	9/15/34	Fixed 2.034%	1 Month EUR-CPI	At Maturity	—	(13,826)	(13,826)
700,000	GBP	9/15/34	1 Month UKRPI-CPI	Fixed 3.466%	At Maturity	(155)	9,600	9,755
300,000	EUR	9/15/34	Fixed 2.034%	1 Month EUR-CPI	At Maturity	(3,015)	(3,193)	(178)
280,000	EUR	5/15/37	1 Month EUR-CPI	Fixed 2.488%	At Maturity	—	1,692	1,692
400,000	EUR	3/15/52	1 Month EUR-CPI	Fixed 2.59%	At Maturity	(9,252)	19,612	28,864
100,000	EUR	3/15/52	1 Month EUR-CPI	Fixed 2.58%	At Maturity	—	4,555	4,555
100,000	EUR	3/15/52	1 Month EUR-CPI	Fixed 2.58%	At Maturity	107	4,555	4,448
100,000	EUR	4/15/52	1 Month EUR-CPI	Fixed 2.55%	At Maturity	115	4,582	4,467
400,000	EUR	4/15/53	1 Month EUR-CPI	Fixed 2.70%	At Maturity	2,455	64,100	61,645
400,000	EUR	9/15/53	1 Month EUR-CPI	Fixed 2.763%	At Maturity	—	73,435	73,435
300,000	EUR	9/15/53	1 Month EUR-CPI	Fixed 2.763%	At Maturity	784	55,077	54,293
200,000	EUR	9/15/53	1 Month EUR-CPI	Fixed 2.763%	At Maturity	1,660	36,718	35,058
100,000	EUR	10/15/53	1 Month EUR-CPI	Fixed 2.736%	At Maturity	—	17,417	17,417
300,000	EUR	10/15/53	1 Month EUR-CPI	Fixed 2.736%	At Maturity	3,663	52,251	48,588
300,000	EUR	10/15/53	1 Month EUR-CPI	Fixed 2.682%	At Maturity	—	46,659	46,659
						$ (311,022)	$ 93,100	$ 404,122
As of September 30, 2025, the Portfolio held the following open OTC debt total return swap agreements:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.375%, 07/15/2027	1 Day SOFR + 0.13%	10/9/25	Daily	$ 10,000	$ (51,692)
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.50%, 01/15/2028	1 Day SOFR + 0.13%	10/9/25	Daily	15,000	(88,826)
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.375%, 01/15/2027	1 Day SOFR + 0.13%	10/9/25	Daily	10,000	(38,621)
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.125%, 07/15/2031	1 Day SOFR + 0.13%	10/9/25	Daily	20,000	(141,587)
						$ (320,726)

1.	As of September 30, 2025, cash in the amount of $1,228,000 was on deposit with a broker for centrally cleared swap agreements.
2.	Portfolio receives the total return of the referenced entity and pays the floating rate.
3.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.

Abbreviation(s):
AUD—Australia Dollar
Bobl—Bundesobligation, the German word for federal government bond
BRL—Brazil Real
BTP—Buoni del Tesoro Poliennali (Eurex Exchange index)
Buxl—Ultra Long German Bond Future
CAD—Canada Dollar
CHF—Switzerland Franc
CLO—Collateralized Loan Obligation
CNY—China Yuan Renminbi
CPI—Consumer Price Index
DAC—Designated Activity Company
DKK—Denmark Krone
EUR—Euro
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GBP—British Pound Sterling
GNMA—Government National Mortgage Association
IDR—Indonesia Rupiah
ILS—Israel Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—Korean Won
MXN—Mexico Peso
OAT—Obligations assimilables du Trésor
PEN—Peru Nuevo Sol
PLN—Poland Zloty
REMIC—Real Estate Mortgage Investment Conduit
SEK—Sweden Krona
SGD—Singapore Dollar
SOFR—Secured Overnight Financing Rate
SONIA3M IR—Sterling Overnight Interbank Average 3 Month Index Rate
TBA—To Be Announced
THB—Thailand Baht
TONAR—Tokyo Overnight Average Rate

TWD—Taiwan New Dollar
UKRPI—UK Retail Price Index
UMBS—Uniform Mortgage Backed Securities
USD—United States Dollar
ZAR—South African Rand
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 30,642,188	$ —	$ 30,642,188
Corporate Bonds	—	3,260,263	—	3,260,263
Foreign Government Bonds	—	17,591,079	—	17,591,079
Mortgage-Backed Securities	—	23,909,363	—	23,909,363
U.S. Government & Federal Agencies	—	441,328,799	—	441,328,799
Total Long-Term Bonds	—	516,731,692	—	516,731,692
Short-Term Investment
Affiliated Investment Company	806,431	—	—	806,431
Total Investments in Securities	806,431	516,731,692	—	517,538,123
Other Financial Instruments (b)
Foreign Currency Forward Contracts	—	460,026	—	460,026
Futures Contracts	452,102	—	—	452,102
Interest Rate Swap Contracts	—	2,878,027	—	2,878,027
Inflation Swap Contracts	—	2,017,650	—	2,017,650
Total Other Financial Instruments	452,102	5,355,703	—	5,807,805
Total Investments in Securities and Other Financial Instruments	$ 1,258,533	$ 522,087,395	$ —	$ 523,345,928
Liability Valuation Inputs
Other Financial Instruments
Foreign Currency Forward Contracts (b)	$ —	$ (347,075)	$ —	$ (347,075)
Futures Contracts (b)	(721,921)	—	—	(721,921)
Written Options	—	(210,834)	—	(210,834)
Interest Rate Swap Contracts (b)	—	(361,062)	—	(361,062)
Inflation Swap Contracts (b)	—	(1,613,528)	—	(1,613,528)
OTC Debt Total Return Swap Contracts (b)	—	(320,726)	—	(320,726)
Total Other Financial Instruments	$ (721,921)	$ (2,853,225)	$ —	$ (3,575,146)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

Sale-Buyback Transactions:
Counterparty	Borrowing Rate (a)	Borrowing Date	Maturity Date	Amount Borrowed (a)	Payable for Sale-BuyBack Transactions (b)
BNP Paribas S.A.	4.26%	9/17/2025	10/16/2025	$9,154,547	$9,151,260
BNP Paribas S.A.	4.26	9/17/2025	10/16/2025	7,209,317	7,209,633
BNP Paribas S.A.	4.26	9/17/2025	10/16/2025	9,950,844	9,951,998
BofA Securities, Inc.	4.26	9/23/2025	10/7/2025	3,475,688	3,475,675
BNP Paribas S.A.	4.33	9/24/2025	10/1/2025	2,915,835	2,915,835
BNP Paribas S.A.	4.33	9/24/2025	10/1/2025	1,588,233	1,588,233
BNP Paribas S.A.	4.33	9/24/2025	10/1/2025	11,801,545	11,801,545
BNP Paribas S.A.	4.33	9/24/2025	10/1/2025	743,810	743,810
BNP Paribas S.A.	4.39	9/26/2025	10/3/2025	16,089,381	16,089,708
BNP Paribas S.A.	4.39	9/26/2025	10/3/2025	6,530,540	6,530,747
BNP Paribas S.A.	4.39	9/26/2025	10/3/2025	7,346,908	7,347,066
BNP Paribas S.A.	4.39	9/26/2025	10/3/2025	5,484,693	5,484,794
BNP Paribas S.A.	4.39	9/26/2025	10/3/2025	7,112,775	7,112,998
BNP Paribas S.A.	4.39	9/26/2025	10/3/2025	6,591,981	6,592,195
BNP Paribas S.A.	4.39	9/26/2025	10/3/2025	7,167,291	7,167,590
BNP Paribas S.A.	4.39	9/26/2025	10/3/2025	9,979,446	9,979,276
BNP Paribas S.A.	4.39	9/26/2025	10/3/2025	6,738,430	6,738,233
BNP Paribas S.A.	4.39	9/26/2025	10/3/2025	13,872,209	13,872,100
BNP Paribas S.A.	4.39	9/26/2025	10/3/2025	17,995,581	17,995,101
BNP Paribas S.A.	4.39	9/26/2025	10/3/2025	7,815,919	7,815,712
BNP Paribas S.A.	4.39	9/26/2025	10/3/2025	8,327,622	8,327,422
BNP Paribas S.A.	4.39	9/26/2025	10/3/2025	12,165,103	12,164,852
BNP Paribas S.A.	4.39	9/26/2025	10/3/2025	29,430,960	29,430,224
BNP Paribas S.A.	4.39	9/26/2025	10/3/2025	12,670,688	12,670,488
BNP Paribas S.A.	4.39	9/26/2025	10/3/2025	13,096,062	13,095,787
BNP Paribas S.A.	4.39	9/26/2025	10/3/2025	29,727,315	29,727,047
BNP Paribas S.A.	4.39	9/26/2025	10/3/2025	11,278,983	11,279,115
BNP Paribas S.A.	4.39	9/26/2025	10/3/2025	12,438,873	12,438,930
BNP Paribas S.A.	4.39	9/26/2025	10/3/2025	20,075,847	20,076,075
BNP Paribas S.A.	4.39	9/26/2025	10/3/2025	15,212,637	15,212,967
BNP Paribas S.A.	4.39	9/26/2025	10/3/2025	6,535,415	6,535,588
BNP Paribas S.A.	4.39	9/26/2025	10/3/2025	11,752,570	11,752,849
BNP Paribas S.A.	4.39	9/26/2025	10/3/2025	11,293,902	11,293,983
BNP Paribas S.A.	4.39	9/26/2025	10/3/2025	5,923,438	5,923,489
BNP Paribas S.A.	4.40	9/29/2025	10/2/2025	3,885,997	3,885,816
				$363,380,385	$363,378,141
(a) During the period ended September 30, 2025, the Portfolio’s average amount of borrowing was $46,979,539 at a weighted average interest rate of 4.46%.
(b) Payable for sale-buyback transactions includes $(2,244) of deferred price drop.

NYLI VP Small Cap Growth Portfolio
Portfolio of Investments September 30, 2025†^(Unaudited)
	Shares	Value
Common Stocks 97.2%
Aerospace & Defense 5.0%
BWX Technologies, Inc.	9,245	$ 1,704,501
Curtiss-Wright Corp.	7,396	4,015,584
Loar Holdings, Inc. (a)	39,249	3,139,920
StandardAero, Inc. (a)	132,385	3,612,786
VSE Corp.	37,537	6,240,151
Woodward, Inc.	6,073	1,534,708
		20,247,650
Automobile Components 1.3%
Modine Manufacturing Co. (a)	35,672	5,071,131
Banks 2.4%
Bancorp, Inc. (The) (a)	62,737	4,698,374
Prosperity Bancshares, Inc.	77,819	5,163,291
		9,861,665
Beverages 0.6%
Vita Coco Co., Inc. (The) (a)	55,740	2,367,278
Biotechnology 4.5%
Alkermes plc (a)	100,033	3,000,990
Biohaven Ltd. (a)	23,990	360,090
Blueprint Medicines Corp., CVR (a)(b)(c)	14,171	—
Cytokinetics, Inc. (a)	74,321	4,084,682
Denali Therapeutics, Inc. (a)	114,518	1,662,801
Madrigal Pharmaceuticals, Inc. (a)	5,010	2,297,887
Neurocrine Biosciences, Inc. (a)	17,767	2,494,131
Protagonist Therapeutics, Inc. (a)	27,769	1,844,695
Vaxcyte, Inc. (a)	64,614	2,327,396
		18,072,672
Building Products 3.4%
AAON, Inc.	29,472	2,753,864
CSW Industrials, Inc.	9,911	2,405,895
Griffon Corp.	29,877	2,275,134
Simpson Manufacturing Co., Inc.	20,127	3,370,467
Zurn Elkay Water Solutions Corp.	59,410	2,794,052
		13,599,412
Capital Markets 3.3%
DigitalBridge Group, Inc.	117,766	1,377,862
Hamilton Lane, Inc., Class A	23,958	3,229,299
Houlihan Lokey, Inc.	25,289	5,192,338
StepStone Group, Inc., Class A	57,640	3,764,468
		13,563,967
Chemicals 1.6%
Hawkins, Inc.	25,465	4,652,965

	Shares	Value
Common Stocks
Chemicals
HB Fuller Co.	33,584	$ 1,990,859
		6,643,824
Commercial Services & Supplies 6.1%
Casella Waste Systems, Inc., Class A (a)	77,364	7,340,296
CECO Environmental Corp. (a)	57,759	2,957,261
MSA Safety, Inc.	10,174	1,750,640
OPENLANE, Inc. (a)	108,722	3,129,019
Rentokil Initial plc, Sponsored ADR (d)	59,003	1,489,826
Tetra Tech, Inc.	48,815	1,629,445
Waste Connections, Inc.	36,547	6,424,962
		24,721,449
Construction & Engineering 4.9%
Construction Partners, Inc., Class A (a)	30,049	3,816,223
Everus Construction Group, Inc. (a)	48,819	4,186,229
Fluor Corp. (a)	56,743	2,387,178
Limbach Holdings, Inc. (a)(d)	22,967	2,230,555
Sterling Infrastructure, Inc. (a)	10,109	3,433,825
Valmont Industries, Inc.	10,190	3,950,969
		20,004,979
Construction Materials 1.8%
Eagle Materials, Inc.	9,991	2,328,303
James Hardie Industries plc, ADR (a)	99,709	1,915,410
Knife River Corp. (a)	18,683	1,436,162
United States Lime & Minerals, Inc.	13,486	1,774,083
		7,453,958
Consumer Staples Distribution & Retail 1.4%
Casey's General Stores, Inc.	7,621	4,308,304
Sprouts Farmers Market, Inc. (a)	10,659	1,159,699
		5,468,003
Diversified Consumer Services 2.7%
Bright Horizons Family Solutions, Inc. (a)	70,814	7,688,276
KinderCare Learning Cos., Inc. (a)	107,048	710,799
Mister Car Wash, Inc. (a)	481,949	2,568,788
		10,967,863
Diversified Telecommunication Services 0.3%
Cogent Communications Holdings, Inc. (d)	36,071	1,383,323
Electrical Equipment 0.3%
Generac Holdings, Inc. (a)	7,009	1,173,307
Electronic Equipment, Instruments & Components 3.9%
Itron, Inc. (a)	19,056	2,373,615
Littelfuse, Inc.	3,878	1,004,441

	Shares	Value
Common Stocks
Electronic Equipment, Instruments & Components
Mirion Technologies, Inc. (a)	356,204	$ 8,285,305
Novanta, Inc. (a)	42,787	4,285,118
		15,948,479
Energy Equipment & Services 3.1%
Cactus, Inc., Class A	20,359	803,570
Oceaneering International, Inc. (a)	206,564	5,118,656
Schlumberger NV	64,638	2,221,608
TechnipFMC plc	116,549	4,597,858
		12,741,692
Entertainment 0.6%
Take-Two Interactive Software, Inc. (a)	9,488	2,451,320
Food Products 0.9%
Freshpet, Inc. (a)	17,007	937,256
Vital Farms, Inc. (a)	69,926	2,877,455
		3,814,711
Ground Transportation 0.8%
Saia, Inc. (a)	10,822	3,239,674
Health Care Equipment & Supplies 3.1%
Establishment Labs Holdings, Inc. (a)(d)	81,437	3,338,103
Glaukos Corp. (a)	28,162	2,296,611
Globus Medical, Inc., Class A (a)	28,492	1,631,737
Kestra Medical Technologies Ltd. (a)(d)	43,638	1,036,839
OrthoPediatrics Corp. (a)	64,367	1,192,720
PROCEPT BioRobotics Corp. (a)(d)	46,695	1,666,545
SI-BONE, Inc. (a)	104,749	1,541,905
		12,704,460
Health Care Providers & Services 7.8%
Encompass Health Corp.	36,099	4,585,295
Ensign Group, Inc. (The)	25,297	4,370,563
Guardant Health, Inc. (a)	68,380	4,272,383
HealthEquity, Inc. (a)	97,464	9,236,663
LifeStance Health Group, Inc. (a)	115,920	637,560
Option Care Health, Inc. (a)	76,811	2,132,273
RadNet, Inc. (a)	82,828	6,312,322
		31,547,059
Health Care Technology 0.1%
Phreesia, Inc. (a)	23,341	548,980
Hotels, Restaurants & Leisure 0.9%
Churchill Downs, Inc.	16,944	1,643,738
First Watch Restaurant Group, Inc. (a)	28,542	446,397

	Shares	Value
Common Stocks
Hotels, Restaurants & Leisure
Kura Sushi USA, Inc., Class A (a)	21,193	$ 1,259,076
Sweetgreen, Inc., Class A (a)(d)	61,338	489,477
		3,838,688
Household Durables 1.7%
Cavco Industries, Inc. (a)	4,064	2,360,087
Installed Building Products, Inc.	15,284	3,769,951
TopBuild Corp. (a)	2,179	851,684
		6,981,722
Industrial REITs 1.2%
EastGroup Properties, Inc.	13,155	2,226,616
Terreno Realty Corp. (d)	49,723	2,821,780
		5,048,396
Insurance 1.8%
Goosehead Insurance, Inc., Class A	21,633	1,609,928
Kinsale Capital Group, Inc.	4,002	1,701,890
Skyward Specialty Insurance Group, Inc. (a)	82,525	3,924,889
		7,236,707
Life Sciences Tools & Services 1.7%
Bio-Techne Corp.	69,689	3,876,799
Bruker Corp.	94,809	3,080,344
		6,957,143
Machinery 2.3%
Enerpac Tool Group Corp.	12,680	519,880
Enpro, Inc.	12,801	2,893,026
IDEX Corp.	7,449	1,212,399
Kadant, Inc.	5,057	1,504,862
Mueller Water Products, Inc., Class A	55,687	1,421,132
SPX Technologies, Inc. (a)	10,343	1,931,866
		9,483,165
Metals & Mining 1.0%
Materion Corp.	32,807	3,963,414
Oil, Gas & Consumable Fuels 1.4%
Matador Resources Co.	50,841	2,284,286
Range Resources Corp.	86,301	3,248,370
		5,532,656
Pharmaceuticals 0.4%
Crinetics Pharmaceuticals, Inc. (a)	40,662	1,693,572
Professional Services 1.1%
Parsons Corp. (a)(d)	51,311	4,254,708

	Shares	Value
Common Stocks
Real Estate Management & Development 0.4%
FirstService Corp.	8,644	$ 1,646,596
Semiconductors & Semiconductor Equipment 8.1%
Credo Technology Group Holding Ltd. (a)	21,065	3,067,274
Entegris, Inc.	40,222	3,718,926
Lattice Semiconductor Corp. (a)	99,993	7,331,487
MACOM Technology Solutions Holdings, Inc. (a)	27,069	3,369,820
Onto Innovation, Inc. (a)	23,813	3,077,116
Power Integrations, Inc.	29,957	1,204,571
SiTime Corp. (a)	20,862	6,285,929
Universal Display Corp.	21,190	3,043,520
Veeco Instruments, Inc. (a)	52,191	1,588,172
		32,686,815
Software 10.7%
Alkami Technology, Inc. (a)	60,358	1,499,293
Appfolio, Inc., Class A (a)	1,619	446,294
Box, Inc., Class A (a)	117,696	3,798,050
CCC Intelligent Solutions Holdings, Inc. (a)	725,332	6,607,774
Clearwater Analytics Holdings, Inc., Class A (a)	182,695	3,292,164
Confluent, Inc., Class A (a)	76,622	1,517,116
Descartes Systems Group, Inc. (The) (a)	34,378	3,239,439
Dynatrace, Inc. (a)	112,320	5,441,904
Guidewire Software, Inc. (a)	9,547	2,194,473
JFrog Ltd. (a)	79,720	3,773,148
Netskope, Inc., Class A (a)	3,022	68,690
Onestream, Inc. (a)	120,219	2,215,636
Procore Technologies, Inc. (a)	50,066	3,650,813
SailPoint, Inc. (a)	13,231	292,140
ServiceTitan, Inc., Class A (a)	24,609	2,481,325
Vertex, Inc., Class A (a)(d)	111,908	2,774,199
		43,292,458
Specialty Retail 1.5%
Boot Barn Holdings, Inc. (a)	26,759	4,434,502
Revolve Group, Inc. (a)	68,208	1,452,830
		5,887,332
Trading Companies & Distributors 3.1%
Applied Industrial Technologies, Inc.	10,615	2,771,046
FTAI Aviation Ltd.	19,102	3,187,360
McGrath RentCorp	16,472	1,932,165
SiteOne Landscape Supply, Inc. (a)	36,696	4,726,445
		12,617,016
Total Common Stocks (Cost $342,372,916)		394,717,244

	Shares	Value
Short-Term Investments 3.0%
Affiliated Investment Company 1.9%
NYLI U.S. Government Liquidity Fund, 4.027% (e)	7,712,332	$ 7,712,332
Unaffiliated Investment Companies 1.1%
Invesco Government & Agency Portfolio, 4.131% (e)(f)	3,409,443	3,409,443
Morgan Stanley Institutional Liquidity Fund Government Portfolio, 4.141% (e)(f)	1,000,000	1,000,000
		4,409,443
Total Short-Term Investments (Cost $12,121,775)		12,121,775
Total Investments (Cost $354,494,691)	100.2%	406,839,019
Other Assets, Less Liabilities	(0.2)	(919,489)
Net Assets	100.0%	$ 405,919,530

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	Illiquid security—As of September 30, 2025, the total market value deemed illiquid under procedures approved by the Board of Trustees was $0, which represented less than one-tenth of a percent of the Portfolio’s net assets.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	All or a portion of this security was held on loan. As of September 30, 2025, the aggregate market value of securities on loan was $13,757,522; the total market value of collateral held by the Portfolio was $14,085,825. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $9,676,382. The Portfolio received cash collateral with a value of $4,409,443.
(e)	Current yield as of September 30, 2025.
(f)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 13,350	$ 128,515	$ (134,153)	$ —	$ —	$ 7,712	$ 411	$ —	7,712
Abbreviation(s):
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 394,717,244	$ —	$ —	$ 394,717,244
Short-Term Investments
Affiliated Investment Company	7,712,332	—	—	7,712,332
Unaffiliated Investment Companies	4,409,443	—	—	4,409,443
Total Short-Term Investments	12,121,775	—	—	12,121,775
Total Investments in Securities	$ 406,839,019	$ —	$ —	$ 406,839,019

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI VP American Century Sustainable Equity Portfolio
Portfolio of Investments September 30, 2025†^(Unaudited)
	Shares	Value
Common Stocks 99.5%
Air Freight & Logistics 0.3%
FedEx Corp.	5,371	$ 1,266,536
Automobiles 1.7%
Tesla, Inc. (a)	15,099	6,714,827
Banks 4.1%
Bank of America Corp.	108,341	5,589,312
JPMorgan Chase & Co.	20,102	6,340,774
Regions Financial Corp.	184,195	4,857,222
		16,787,308
Beverages 0.7%
PepsiCo, Inc.	19,638	2,757,961
Biotechnology 2.2%
AbbVie, Inc.	17,314	4,008,884
Gilead Sciences, Inc.	25,502	2,830,722
Vertex Pharmaceuticals, Inc. (a)	4,963	1,943,709
		8,783,315
Broadline Retail 3.5%
Amazon.com, Inc. (a)	64,605	14,185,320
Building Products 1.3%
Johnson Controls International plc	49,105	5,399,095
Capital Markets 4.6%
Ameriprise Financial, Inc.	5,049	2,480,321
BlackRock, Inc.	2,450	2,856,381
Intercontinental Exchange, Inc.	12,060	2,031,869
KKR & Co., Inc.	16,349	2,124,553
Morgan Stanley	31,601	5,023,295
S&P Global, Inc.	8,135	3,959,386
		18,475,805
Chemicals 1.6%
Ecolab, Inc.	9,076	2,485,553
Linde plc	8,629	4,098,775
		6,584,328
Commercial Services & Supplies 0.3%
Copart, Inc. (a)	28,514	1,282,275
Communications Equipment 1.6%
Arista Networks, Inc. (a)	19,824	2,888,555

	Shares	Value
Common Stocks
Communications Equipment
Motorola Solutions, Inc.	7,540	$ 3,447,967
		6,336,522
Consumer Finance 0.9%
American Express Co.	11,002	3,654,424
Consumer Staples Distribution & Retail 1.4%
Costco Wholesale Corp.	2,843	2,631,566
Sysco Corp.	37,341	3,074,658
		5,706,224
Containers & Packaging 0.4%
Ball Corp.	33,735	1,700,919
Diversified Telecommunication Services 0.3%
Verizon Communications, Inc.	30,493	1,340,167
Electric Utilities 1.4%
NextEra Energy, Inc.	77,605	5,858,402
Electrical Equipment 1.3%
Eaton Corp. plc	8,545	3,197,966
GE Vernova, Inc.	3,092	1,901,271
		5,099,237
Electronic Equipment, Instruments & Components 0.4%
CDW Corp.	9,398	1,496,913
Energy Equipment & Services 0.6%
Schlumberger NV	70,385	2,419,133
Entertainment 1.2%
Liberty Media Corp.-Liberty Formula One, Class C (a)	6,612	690,623
Netflix, Inc. (a)	3,356	4,023,576
		4,714,199
Financial Services 3.0%
Fiserv, Inc. (a)	8,479	1,093,197
Mastercard, Inc., Class A	12,642	7,190,896
Visa, Inc., Class A	11,097	3,788,294
		12,072,387
Ground Transportation 1.1%
Uber Technologies, Inc. (a)	22,688	2,222,743
Union Pacific Corp.	8,845	2,090,693
		4,313,436

	Shares	Value
Common Stocks
Health Care Equipment & Supplies 1.0%
IDEXX Laboratories, Inc. (a)	3,689	$ 2,356,865
Intuitive Surgical, Inc. (a)	3,942	1,762,981
		4,119,846
Health Care Providers & Services 1.7%
Cencora, Inc.	6,094	1,904,558
Cigna Group (The)	9,526	2,745,869
UnitedHealth Group, Inc.	6,747	2,329,739
		6,980,166
Health Care REITs 0.6%
Welltower, Inc.	13,353	2,378,703
Hotels, Restaurants & Leisure 1.5%
Airbnb, Inc., Class A (a)	5,554	674,367
Booking Holdings, Inc.	438	2,364,880
Chipotle Mexican Grill, Inc. (a)	19,967	782,507
Marriott International, Inc., Class A	8,902	2,318,437
		6,140,191
Household Products 1.8%
Church & Dwight Co., Inc.	20,738	1,817,271
Colgate-Palmolive Co.	15,715	1,256,257
Procter & Gamble Co. (The)	27,998	4,301,893
		7,375,421
Industrial Conglomerates 0.6%
Honeywell International, Inc.	10,531	2,216,776
Industrial REITs 0.9%
Prologis, Inc.	31,891	3,652,157
Insurance 1.7%
Marsh & McLennan Cos., Inc.	9,515	1,917,558
MetLife, Inc.	35,168	2,896,788
Progressive Corp. (The)	7,883	1,946,707
		6,761,053
Interactive Media & Services 7.4%
Alphabet, Inc., Class A	79,235	19,262,028
Meta Platforms, Inc., Class A	14,697	10,793,183
		30,055,211
IT Services 1.7%
International Business Machines Corp.	20,183	5,694,835
MongoDB, Inc. (a)	3,874	1,202,412
		6,897,247

	Shares	Value
Common Stocks
Life Sciences Tools & Services 1.8%
Agilent Technologies, Inc.	11,125	$ 1,427,894
Danaher Corp.	16,692	3,309,356
Thermo Fisher Scientific, Inc.	5,074	2,460,991
		7,198,241
Machinery 2.6%
Cummins, Inc.	7,849	3,315,182
Deere & Co.	4,157	1,900,830
Parker-Hannifin Corp.	2,731	2,070,508
Xylem, Inc.	23,087	3,405,332
		10,691,852
Oil, Gas & Consumable Fuels 1.6%
Cheniere Energy, Inc.	13,272	3,118,655
Williams Cos., Inc. (The)	54,720	3,466,512
		6,585,167
Pharmaceuticals 2.4%
Bristol-Myers Squibb Co.	22,132	998,153
Eli Lilly & Co.	5,928	4,523,064
Merck & Co., Inc.	19,150	1,607,260
Zoetis, Inc.	17,441	2,551,967
		9,680,444
Professional Services 0.8%
Automatic Data Processing, Inc.	11,242	3,299,527
Semiconductors & Semiconductor Equipment 14.1%
Analog Devices, Inc.	19,689	4,837,587
Applied Materials, Inc.	5,897	1,207,352
ARM Holdings plc, ADR (a)	5,550	785,269
ASML Holding NV	1,399	1,363,972
Broadcom, Inc.	42,824	14,128,066
NVIDIA Corp.	179,279	33,449,875
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	4,854	1,355,674
		57,127,795
Software 12.6%
AppLovin Corp., Class A (a)	3,175	2,281,364
Cadence Design Systems, Inc. (a)	12,354	4,339,466
Crowdstrike Holdings, Inc., Class A (a)	3,740	1,834,021
Dynatrace, Inc. (a)	41,495	2,010,433
Microsoft Corp.	63,746	33,017,241
Salesforce, Inc.	7,004	1,659,948
ServiceNow, Inc. (a)	3,583	3,297,363
Workday, Inc., Class A (a)	10,004	2,408,263
		50,848,099

	Shares	Value
Common Stocks
Specialized REITs 0.9%
Equinix, Inc.	4,501	$ 3,525,363
Specialty Retail 3.8%
Home Depot, Inc. (The)	14,661	5,940,491
O'Reilly Automotive, Inc. (a)	24,008	2,588,302
TJX Cos., Inc. (The)	29,244	4,226,928
Tractor Supply Co.	46,329	2,634,730
		15,390,451
Technology Hardware, Storage & Peripherals 4.7%
Apple, Inc.	75,162	19,138,500
Textiles, Apparel & Luxury Goods 0.3%
Deckers Outdoor Corp. (a)	12,630	1,280,303
Trading Companies & Distributors 1.1%
Ferguson Enterprises, Inc.	7,866	1,766,546
United Rentals, Inc.	2,703	2,580,446
		4,346,992
Total Common Stocks (Cost $284,989,182)		402,638,238
Exchange-Traded Fund 0.4%
iShares Core S&P 500 ETF	2,454	1,642,462
Total Exchange-Traded Fund (Cost $1,626,868)		1,642,462
Short-Term Investment 0.2%
Affiliated Investment Company 0.2%
NYLI U.S. Government Liquidity Fund, 4.027% (b)	756,137	756,137
Total Short-Term Investment (Cost $756,137)		756,137
Total Investments (Cost $287,372,187)	100.1%	405,036,837
Other Assets, Less Liabilities	(0.1)	(241,209)
Net Assets	100.0%	$ 404,795,628

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	Current yield as of September 30, 2025.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 896	$ 24,698	$ (24,838)	$ —	$ —	$ 756	$ 24	$ —	756
Foreign Currency Forward Contracts
As of September 30, 2025, the Portfolio held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	279,913	EUR	236,046	Citibank N.A.	12/19/25	$ 1,511
USD	279,819	EUR	236,046	Goldman Sachs & Co LLC	12/19/25	1,418
USD	36,189	EUR	30,680	Goldman Sachs & Co LLC	12/19/25	4
USD	279,869	EUR	236,046	Morgan Stanley & Co.	12/19/25	1,468
USD	279,890	EUR	236,046	UBS AG, Stamford Branch	12/19/25	1,488
Total Unrealized Appreciation						$ 5,889

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Portfolio would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.
Abbreviation(s):
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
EUR—Euro
REIT—Real Estate Investment Trust
USD—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Semiconductors & Semiconductor Equipment	$ 55,763,823	$ 1,363,972	$ —	$ 57,127,795
All Other Industries	345,510,443	—	—	345,510,443
Total Common Stocks	401,274,266	1,363,972	—	402,638,238
Exchange-Traded Fund	1,642,462	—	—	1,642,462
Short-Term Investment
Affiliated Investment Company	756,137	—	—	756,137
Total Investments in Securities	403,672,865	1,363,972	—	405,036,837
Other Financial Instruments
Foreign Currency Forward Contracts (b)	—	5,889	—	5,889
Total Investments in Securities and Other Financial Instruments	$ 403,672,865	$ 1,369,861	$ —	$ 405,042,726

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI VP Schroders Mid Cap Opportunities Portfolio
Portfolio of Investments September 30, 2025†^(Unaudited)
	Shares	Value
Common Stocks 96.7%
Aerospace & Defense 4.6%
BWX Technologies, Inc.	83,909	$ 15,470,302
Hexcel Corp.	224,968	14,105,494
		29,575,796
Air Freight & Logistics 0.7%
CH Robinson Worldwide, Inc.	33,691	4,460,688
Banks 2.8%
East West Bancorp, Inc.	78,885	8,397,308
UMB Financial Corp.	83,775	9,914,771
		18,312,079
Biotechnology 1.5%
Exact Sciences Corp. (a)	176,983	9,682,740
Building Products 4.7%
Advanced Drainage Systems, Inc.	85,675	11,883,122
Masco Corp.	126,284	8,889,131
Trane Technologies plc	22,281	9,401,691
		30,173,944
Capital Markets 4.6%
Evercore, Inc., Class A	31,899	10,760,171
Morningstar, Inc.	33,556	7,785,328
Raymond James Financial, Inc.	65,834	11,362,948
		29,908,447
Chemicals 0.6%
Westlake Corp.	47,729	3,677,997
Commercial Services & Supplies 4.5%
Rentokil Initial plc, Sponsored ADR	551,517	13,925,804
Veralto Corp.	61,305	6,535,726
Waste Connections, Inc.	49,836	8,761,169
		29,222,699
Communications Equipment 2.0%
Ciena Corp. (a)	90,288	13,152,253
Electric Utilities 1.4%
Alliant Energy Corp.	135,857	9,158,120
Electrical Equipment 1.6%
Regal Rexnord Corp.	70,816	10,157,847
Electronic Equipment, Instruments & Components 5.2%
Coherent Corp. (a)	117,677	12,676,167

	Shares	Value
Common Stocks
Electronic Equipment, Instruments & Components
Teledyne Technologies, Inc. (a)	20,555	$ 12,046,052
Zebra Technologies Corp., Class A (a)	30,700	9,122,812
		33,845,031
Energy Equipment & Services 1.1%
TechnipFMC plc	186,390	7,353,086
Entertainment 1.5%
Take-Two Interactive Software, Inc. (a)	36,710	9,484,396
Food Products 2.3%
Hershey Co. (The)	45,031	8,423,048
McCormick & Co., Inc. (Non-Voting)	99,890	6,683,640
		15,106,688
Health Care Equipment & Supplies 3.2%
Cooper Cos., Inc. (The) (a)	117,127	8,030,227
Masimo Corp. (a)	53,249	7,856,890
Teleflex, Inc.	41,624	5,093,113
		20,980,230
Health Care Providers & Services 1.4%
Encompass Health Corp.	69,649	8,846,816
Health Care REITs 1.5%
Ventas, Inc.	139,630	9,772,704
Hotels, Restaurants & Leisure 5.5%
Aramark	448,161	17,209,382
Churchill Downs, Inc.	88,505	8,585,870
Flutter Entertainment plc (a)	39,749	10,096,246
		35,891,498
Insurance 5.2%
Arthur J. Gallagher & Co.	29,056	8,999,806
Assurant, Inc.	57,153	12,379,340
Reinsurance Group of America, Inc.	39,918	7,669,445
Ryan Specialty Holdings, Inc.	82,245	4,635,328
		33,683,919
Interactive Media & Services 1.4%
Match Group, Inc.	255,599	9,027,757
IT Services 6.1%
Amdocs Ltd.	78,039	6,403,100
EPAM Systems, Inc. (a)	51,055	7,698,583
Twilio, Inc., Class A (a)	149,236	14,937,031

	Shares	Value
Common Stocks
IT Services
VeriSign, Inc.	38,380	$ 10,729,897
		39,768,611
Life Sciences Tools & Services 2.1%
West Pharmaceutical Services, Inc.	51,694	13,560,887
Machinery 3.0%
Dover Corp.	61,963	10,337,287
IDEX Corp.	57,583	9,372,209
		19,709,496
Media 0.7%
Trade Desk, Inc. (The), Class A (a)	96,687	4,738,630
Multi-Utilities 3.2%
Ameren Corp.	114,613	11,963,305
CMS Energy Corp.	118,722	8,697,574
		20,660,879
Oil, Gas & Consumable Fuels 2.5%
Coterra Energy, Inc.	310,705	7,348,173
Diamondback Energy, Inc.	61,298	8,771,744
		16,119,917
Personal Care Products 1.0%
Estee Lauder Cos., Inc. (The), Class A	71,786	6,325,782
Professional Services 4.4%
ExlService Holdings, Inc. (a)	193,132	8,503,602
Leidos Holdings, Inc.	57,393	10,844,981
Verisk Analytics, Inc.	36,884	9,276,695
		28,625,278
Residential REITs 0.8%
American Homes 4 Rent, Class A	151,034	5,021,881
Retail REITs 1.4%
Brixmor Property Group, Inc.	324,393	8,979,198
Semiconductors & Semiconductor Equipment 3.1%
Entegris, Inc.	98,409	9,098,896
Marvell Technology, Inc.	132,732	11,158,779
		20,257,675
Software 2.9%
Dolby Laboratories, Inc., Class A	17,722	1,282,541
Dynatrace, Inc. (a)	127,474	6,176,115

	Shares	Value
Common Stocks
Software
PTC, Inc. (a)	55,965	$ 11,362,015
		18,820,671
Specialized REITs 2.4%
Lamar Advertising Co., Class A	66,895	8,189,286
SBA Communications Corp.	38,826	7,507,007
		15,696,293
Specialty Retail 1.8%
Burlington Stores, Inc. (a)	45,243	11,514,343
Technology Hardware, Storage & Peripherals 2.1%
Pure Storage, Inc., Class A (a)	95,226	7,980,891
Sandisk Corp. (a)	52,483	5,888,593
		13,869,484
Textiles, Apparel & Luxury Goods 1.9%
Ralph Lauren Corp.	38,140	11,959,178
Total Common Stocks (Cost $577,957,041)		627,102,938
Short-Term Investment 3.2%
Affiliated Investment Company 3.2%
NYLI U.S. Government Liquidity Fund, 4.027% (b)	20,874,991	20,874,991
Total Short-Term Investment (Cost $20,874,991)		20,874,991
Total Investments (Cost $598,832,032)	99.9%	647,977,929
Other Assets, Less Liabilities	0.1	738,696
Net Assets	100.0%	$ 648,716,625

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	Current yield as of September 30, 2025.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 15,622	$ 146,287	$ (141,034)	$ —	$ —	$ 20,875	$ 518	$ —	20,875

Abbreviation(s):
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 627,102,938	$ —	$ —	$ 627,102,938
Short-Term Investment
Affiliated Investment Company	20,874,991	—	—	20,874,991
Total Investments in Securities	$ 647,977,929	$ —	$ —	$ 647,977,929

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI VP Winslow Large Cap Growth Portfolio
Portfolio of Investments September 30, 2025†^(Unaudited)
	Shares	Value
Common Stocks 98.4%
Aerospace & Defense 3.1%
Axon Enterprise, Inc. (a)	29,330	$ 21,048,381
GE Aerospace	64,432	19,382,434
Howmet Aerospace, Inc.	107,917	21,176,553
		61,607,368
Automobiles 2.7%
Tesla, Inc. (a)	120,421	53,553,627
Broadline Retail 6.9%
Amazon.com, Inc. (a)	572,086	125,612,923
MercadoLibre, Inc. (a)	4,300	10,048,842
		135,661,765
Capital Markets 1.7%
Ares Management Corp.	70,330	11,245,064
Moody's Corp.	47,100	22,442,208
		33,687,272
Chemicals 1.1%
Ecolab, Inc.	76,070	20,832,530
Communications Equipment 1.5%
Arista Networks, Inc. (a)	197,023	28,708,221
Electrical Equipment 2.5%
Eaton Corp. plc	71,510	26,762,617
Vertiv Holdings Co., Class A	153,530	23,161,536
		49,924,153
Electronic Equipment, Instruments & Components 2.0%
Amphenol Corp., Class A	311,600	38,560,500
Entertainment 4.9%
Netflix, Inc. (a)	39,478	47,330,964
Spotify Technology SA (a)	69,745	48,682,010
		96,012,974
Financial Services 4.9%
Mastercard, Inc., Class A	75,944	43,197,707
Visa, Inc., Class A	153,690	52,466,692
		95,664,399
Health Care Equipment & Supplies 2.2%
Intuitive Surgical, Inc. (a)	43,296	19,363,270
Stryker Corp.	66,650	24,638,506
		44,001,776

	Shares	Value
Common Stocks
Hotels, Restaurants & Leisure 4.5%
Booking Holdings, Inc.	5,673	$ 30,630,059
DoorDash, Inc., Class A (a)	144,140	39,204,638
Hilton Worldwide Holdings, Inc.	71,938	18,663,595
		88,498,292
Interactive Media & Services 10.1%
Alphabet, Inc., Class C	391,900	95,447,245
Meta Platforms, Inc., Class A	139,936	102,766,200
		198,213,445
IT Services 4.6%
Shopify, Inc., Class A (a)	199,664	29,672,067
Snowflake, Inc., Class A (a)	267,196	60,266,058
		89,938,125
Pharmaceuticals 2.0%
Eli Lilly & Co.	50,051	38,188,913
Semiconductors & Semiconductor Equipment 17.0%
Advanced Micro Devices, Inc. (a)	256,550	41,507,224
Broadcom, Inc.	314,910	103,891,958
KLA Corp.	12,570	13,558,002
NVIDIA Corp.	931,584	173,814,943
		332,772,127
Software 20.5%
Anthropic PBC (a)(b)	20,359	2,869,959
Cadence Design Systems, Inc. (a)	74,300	26,098,618
Intuit, Inc.	60,410	41,254,593
Microsoft Corp.	378,441	196,013,516
Oracle Corp.	249,087	70,053,228
Palantir Technologies, Inc., Class A (a)	101,010	18,426,244
ServiceNow, Inc. (a)	50,308	46,297,447
		401,013,605
Specialty Retail 0.5%
Carvana Co. (a)	27,250	10,279,790
Technology Hardware, Storage & Peripherals 5.7%
Apple, Inc.	442,397	112,647,548
Total Common Stocks (Cost $1,310,811,313)		1,929,766,430

	Shares	Value
Short-Term Investment 1.5%
Affiliated Investment Company 1.5%
NYLI U.S. Government Liquidity Fund, 4.027% (c)	29,102,380	$ 29,102,380
Total Short-Term Investment (Cost $29,102,380)		29,102,380
Total Investments (Cost $1,339,913,693)	99.9%	1,958,868,810
Other Assets, Less Liabilities	0.1	1,215,857
Net Assets	100.0%	$ 1,960,084,667

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	Illiquid security—As of September 30, 2025, the total market value deemed illiquid under procedures approved by the Board of Trustees was $2,869,959, which represented 0.1% of the Portfolio’s net assets.
(c)	Current yield as of September 30, 2025.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 16,221	$ 425,103	$ (412,222)	$ —	$ —	$ 29,102	$ 444	$ —	29,102
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 1,926,896,471	$ —	$ 2,869,959	$ 1,929,766,430
Short-Term Investment
Affiliated Investment Company	29,102,380	—	—	29,102,380
Total Investments in Securities	$ 1,955,998,851	$ —	$ 2,869,959	$ 1,958,868,810

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI VP MFS® Research Portfolio
Portfolio of Investments September 30, 2025†^(Unaudited)
	Shares	Value
Common Stocks 99.6%
Aerospace & Defense 3.0%
General Dynamics Corp.	7,147	$ 2,437,127
Howmet Aerospace, Inc.	14,402	2,826,104
RTX Corp.	28,915	4,838,347
		10,101,578
Automobile Components 0.6%
Aptiv plc (a)	23,346	2,012,892
Banks 3.6%
JPMorgan Chase & Co.	28,497	8,988,809
PNC Financial Services Group, Inc. (The)	16,908	3,397,324
		12,386,133
Beverages 0.7%
PepsiCo, Inc.	17,606	2,472,587
Biotechnology 1.5%
AbbVie, Inc.	19,764	4,576,156
Vertex Pharmaceuticals, Inc. (a)	1,109	434,329
		5,010,485
Broadline Retail 4.7%
Amazon.com, Inc. (a)	72,808	15,986,453
Building Products 0.6%
Trane Technologies plc	5,085	2,145,667
Capital Markets 3.9%
Charles Schwab Corp. (The)	35,703	3,408,565
CME Group, Inc.	11,708	3,163,385
KKR & Co., Inc.	13,162	1,710,402
Moody's Corp.	4,161	1,982,633
Morgan Stanley	19,926	3,167,437
		13,432,422
Chemicals 1.4%
Air Products and Chemicals, Inc.	6,948	1,894,859
Corteva, Inc.	16,684	1,128,339
Sherwin-Williams Co. (The)	5,055	1,750,344
		4,773,542
Communications Equipment 0.9%
Arista Networks, Inc. (a)	20,163	2,937,951
Construction Materials 0.9%
CRH plc	25,623	3,072,198

	Shares	Value
Common Stocks
Consumer Staples Distribution & Retail 1.1%
BJ's Wholesale Club Holdings, Inc. (a)	22,583	$ 2,105,865
U.S. Foods Holding Corp. (a)	21,744	1,666,025
		3,771,890
Electric Utilities 2.0%
Alliant Energy Corp.	25,037	1,687,744
Duke Energy Corp.	16,433	2,033,584
PG&E Corp.	103,243	1,556,904
PPL Corp.	41,457	1,540,542
		6,818,774
Electrical Equipment 2.1%
Eaton Corp. plc	7,746	2,898,941
Emerson Electric Co.	21,785	2,857,756
Regal Rexnord Corp.	10,041	1,440,281
		7,196,978
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., Class A	16,280	2,014,650
Energy Equipment & Services 0.3%
TechnipFMC plc	21,588	851,647
Entertainment 1.1%
Spotify Technology SA (a)	5,524	3,855,752
Financial Services 2.8%
Mastercard, Inc., Class A	17,003	9,671,476
Food Products 0.4%
Mondelez International, Inc., Class A	22,748	1,421,068
Ground Transportation 1.0%
JB Hunt Transport Services, Inc.	8,856	1,188,209
Union Pacific Corp.	9,475	2,239,606
		3,427,815
Health Care Equipment & Supplies 2.9%
Becton Dickinson & Co.	12,024	2,250,532
Boston Scientific Corp. (a)	22,714	2,217,568
Medtronic plc	34,642	3,299,304
STERIS plc	8,668	2,144,810
		9,912,214
Health Care Providers & Services 1.7%
Cigna Group (The)	8,896	2,564,272
Humana, Inc.	4,210	1,095,316

	Shares	Value
Common Stocks
Health Care Providers & Services
McKesson Corp.	2,682	$ 2,071,952
		5,731,540
Hotels, Restaurants & Leisure 3.1%
Aramark	80,369	3,086,169
Booking Holdings, Inc.	514	2,775,225
Hilton Worldwide Holdings, Inc.	8,515	2,209,132
Starbucks Corp.	16,963	1,435,070
Viking Holdings Ltd. (a)	15,044	935,136
		10,440,732
Household Durables 0.4%
PulteGroup, Inc.	10,097	1,334,117
Household Products 0.5%
Colgate-Palmolive Co.	20,510	1,639,569
Independent Power and Renewable Electricity Producers 0.4%
Vistra Corp.	6,399	1,253,692
Insurance 3.0%
American International Group, Inc.	20,459	1,606,850
Aon plc, Class A	8,101	2,888,655
Chubb Ltd.	10,294	2,905,481
Willis Towers Watson plc	8,565	2,958,779
		10,359,765
Interactive Media & Services 7.6%
Alphabet, Inc., Class A	49,563	12,048,765
Meta Platforms, Inc., Class A	18,610	13,666,812
		25,715,577
IT Services 2.1%
Accenture plc, Class A	13,977	3,446,728
Cognizant Technology Solutions Corp., Class A	21,878	1,467,357
Okta, Inc. (a)	24,145	2,214,097
		7,128,182
Life Sciences Tools & Services 1.5%
Thermo Fisher Scientific, Inc.	5,309	2,574,971
Waters Corp. (a)	8,807	2,640,427
		5,215,398
Machinery 1.6%
Caterpillar, Inc.	6,641	3,168,753
Nordson Corp.	10,270	2,330,777
		5,499,530

	Shares	Value
Common Stocks
Media 0.8%
Omnicom Group, Inc.	35,242	$ 2,873,280
Oil, Gas & Consumable Fuels 2.8%
Cheniere Energy, Inc.	3,787	889,869
Chevron Corp.	7,343	1,140,294
ConocoPhillips	29,203	2,762,312
Exxon Mobil Corp.	31,791	3,584,435
Valero Energy Corp.	7,476	1,272,864
		9,649,774
Personal Care Products 0.6%
Estee Lauder Cos., Inc. (The), Class A	10,644	937,949
Kenvue, Inc.	72,313	1,173,640
		2,111,589
Pharmaceuticals 2.0%
Johnson & Johnson	25,718	4,768,632
Pfizer, Inc.	78,976	2,012,308
		6,780,940
Professional Services 0.7%
TransUnion	26,735	2,239,858
Semiconductors & Semiconductor Equipment 12.6%
Broadcom, Inc.	35,431	11,689,041
Lam Research Corp.	31,424	4,207,674
NVIDIA Corp.	134,346	25,066,277
NXP Semiconductors NV	7,888	1,796,334
		42,759,326
Software 12.7%
Atlassian Corp., Class A (a)	10,615	1,695,216
Autodesk, Inc. (a)	6,341	2,014,346
Cadence Design Systems, Inc. (a)	9,744	3,422,677
Constellation Software, Inc.	681	1,848,677
Microsoft Corp.	55,464	28,727,579
Salesforce, Inc.	14,020	3,322,740
Tyler Technologies, Inc. (a)	4,150	2,171,114
		43,202,349
Specialized REITs 0.8%
American Tower Corp.	14,523	2,793,063
Specialty Retail 1.5%
Home Depot, Inc. (The)	7,028	2,847,676
TJX Cos., Inc. (The)	15,808	2,284,888
		5,132,564

	Shares	Value
Common Stocks
Technology Hardware, Storage & Peripherals 5.8%
Apple, Inc.	78,209	$ 19,914,358
Tobacco 0.8%
Philip Morris International, Inc.	17,426	2,826,497
Trading Companies & Distributors 0.5%
Ferguson Enterprises, Inc.	7,013	1,574,979
Total Common Stocks (Cost $310,388,466)		339,450,851
Short-Term Investment 0.3%
Affiliated Investment Company 0.3%
NYLI U.S. Government Liquidity Fund, 4.027% (b)	1,037,926	1,037,926
Total Short-Term Investment (Cost $1,037,926)		1,037,926
Total Investments (Cost $311,426,392)	99.9%	340,488,777
Other Assets, Less Liabilities	0.1	305,384
Net Assets	100.0%	$ 340,794,161

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	Current yield as of September 30, 2025.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio for the period February 10, 2025 (commencement of operations) through September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ —	$ 67,783	$ (66,745)	$ —	$ —	$ 1,038	$ 62	$ —	1,038
Abbreviation(s):
REIT—Real Estate Investment Trust

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 339,450,851	$ —	$ —	$ 339,450,851
Short-Term Investment
Affiliated Investment Company	1,037,926	—	—	1,037,926
Total Investments in Securities	$ 340,488,777	$ —	$ —	$ 340,488,777

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI VP MFS® Investors Trust Portfolio
Portfolio of Investments September 30, 2025†^(Unaudited)
	Shares	Value
Common Stocks 99.0%
Aerospace & Defense 2.8%
Howmet Aerospace, Inc.	32,747	$ 6,425,944
RTX Corp.	40,419	6,763,311
		13,189,255
Banks 3.4%
Bank of America Corp.	57,244	2,953,218
JPMorgan Chase & Co.	41,733	13,163,840
		16,117,058
Beverages 0.7%
Diageo plc	130,864	3,115,325
Biotechnology 0.8%
Vertex Pharmaceuticals, Inc. (a)	9,276	3,632,853
Broadline Retail 4.6%
Amazon.com, Inc. (a)	99,064	21,751,482
Building Products 1.3%
Allegion plc	33,935	6,018,372
Capital Markets 3.9%
CME Group, Inc.	24,824	6,707,196
Goldman Sachs Group, Inc. (The)	9,736	7,753,264
Nasdaq, Inc.	41,125	3,637,506
		18,097,966
Chemicals 1.1%
Linde plc	10,571	5,021,225
Commercial Services & Supplies 1.3%
Veralto Corp.	27,730	2,956,295
Waste Management, Inc.	14,825	3,273,805
		6,230,100
Communications Equipment 0.9%
Arista Networks, Inc. (a)	27,634	4,026,550
Consumer Staples Distribution & Retail 1.7%
BJ's Wholesale Club Holdings, Inc. (a)	22,548	2,102,601
Costco Wholesale Corp.	6,312	5,842,577
		7,945,178
Electric Utilities 3.2%
Alliant Energy Corp.	58,747	3,960,135
Southern Co. (The)	42,923	4,067,813

	Shares	Value
Common Stocks
Electric Utilities
Xcel Energy, Inc.	88,378	$ 7,127,686
		15,155,634
Electrical Equipment 4.5%
AMETEK, Inc.	15,592	2,931,296
Eaton Corp. plc	23,082	8,638,438
Emerson Electric Co.	44,235	5,802,747
Hubbell, Inc.	8,328	3,583,622
		20,956,103
Electronic Equipment, Instruments & Components 2.3%
Amphenol Corp., Class A	34,677	4,291,279
TE Connectivity plc	29,129	6,394,689
		10,685,968
Financial Services 5.0%
Fiserv, Inc. (a)	42,477	5,476,560
Mastercard, Inc., Class A	15,495	8,813,711
Visa, Inc., Class A	26,985	9,212,139
		23,502,410
Health Care Equipment & Supplies 4.8%
Abbott Laboratories	37,555	5,030,117
Becton Dickinson & Co.	21,759	4,072,632
Medtronic plc	76,311	7,267,859
STERIS plc	25,113	6,213,961
		22,584,569
Health Care Providers & Services 1.1%
Cigna Group (The)	18,043	5,200,895
Hotels, Restaurants & Leisure 0.9%
Aramark	114,942	4,413,773
Household Products 2.3%
Colgate-Palmolive Co.	43,043	3,440,857
Procter & Gamble Co. (The)	46,363	7,123,675
		10,564,532
Insurance 4.1%
Aon plc, Class A	18,347	6,542,173
Chubb Ltd.	21,659	6,113,253
Willis Towers Watson plc	18,622	6,432,970
		19,088,396
Interactive Media & Services 8.5%
Alphabet, Inc., Class A	88,320	21,470,592
Meta Platforms, Inc., Class A	24,655	18,106,139
		39,576,731

	Shares	Value
Common Stocks
IT Services 0.5%
EPAM Systems, Inc. (a)	14,890	$ 2,245,263
Life Sciences Tools & Services 2.1%
Agilent Technologies, Inc.	39,297	5,043,770
ICON plc (a)	12,358	2,162,650
Thermo Fisher Scientific, Inc.	5,261	2,551,690
		9,758,110
Machinery 0.8%
Otis Worldwide Corp.	33,761	3,086,768
Westinghouse Air Brake Technologies Corp.	4,546	911,337
		3,998,105
Oil, Gas & Consumable Fuels 2.6%
ConocoPhillips	69,131	6,539,101
Exxon Mobil Corp.	48,057	5,418,427
		11,957,528
Personal Care Products 0.5%
Kenvue, Inc.	156,402	2,538,404
Pharmaceuticals 1.8%
Johnson & Johnson	33,488	6,209,345
Zoetis, Inc.	13,773	2,015,265
		8,224,610
Professional Services 0.4%
TransUnion	23,377	1,958,525
Semiconductors & Semiconductor Equipment 11.2%
Analog Devices, Inc.	21,765	5,347,660
KLA Corp.	4,221	4,552,771
Lam Research Corp.	55,744	7,464,122
NVIDIA Corp.	171,692	32,034,293
Texas Instruments, Inc.	16,338	3,001,781
		52,400,627
Software 11.5%
Check Point Software Technologies Ltd. (a)	33,089	6,846,445
Microsoft Corp.	77,047	39,906,494
Salesforce, Inc.	29,185	6,916,845
		53,669,784
Specialized REITs 1.0%
American Tower Corp.	23,576	4,534,136
Specialty Retail 0.7%
TJX Cos., Inc. (The)	22,138	3,199,827

	Shares	Value
Common Stocks
Technology Hardware, Storage & Peripherals 6.0%
Apple, Inc.	111,077	$ 28,283,537
Textiles, Apparel & Luxury Goods 0.7%
LVMH Moet Hennessy Louis Vuitton SE	5,225	3,197,093
Total Common Stocks (Cost $427,098,059)		462,839,924
Short-Term Investment 0.2%
Affiliated Investment Company 0.2%
NYLI U.S. Government Liquidity Fund, 4.027% (b)	780,039	780,039
Total Short-Term Investment (Cost $780,039)		780,039
Total Investments (Cost $427,878,098)	99.2%	463,619,963
Other Assets, Less Liabilities	0.8	3,938,547
Net Assets	100.0%	$ 467,558,510

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	Current yield as of September 30, 2025.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio for the period February 10, 2025 (commencement of operations) through September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ —	$ 74,592	$ (73,812)	$ —	$ —	$ 780	$ 88	$ —	780
Abbreviation(s):
REIT—Real Estate Investment Trust

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Beverages	$ —	$ 3,115,325	$ —	$ 3,115,325
Textiles, Apparel & Luxury Goods	—	3,197,093	—	3,197,093
All Other Industries	456,527,506	—	—	456,527,506
Total Common Stocks	456,527,506	6,312,418	—	462,839,924
Short-Term Investment
Affiliated Investment Company	780,039	—	—	780,039
Total Investments in Securities	$ 457,307,545	$ 6,312,418	$ —	$ 463,619,963

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI VP Newton Technology Growth Portfolio
Portfolio of Investments September 30, 2025†^(Unaudited)
	Shares	Value
Common Stocks 98.5%
Aerospace & Defense 2.1%
Axon Enterprise, Inc. (a)	40,067	$ 28,753,682
Broadline Retail 10.7%
Alibaba Group Holding Ltd., Sponsored ADR	270,537	48,353,078
Amazon.com, Inc. (a)	258,833	56,831,962
MercadoLibre, Inc. (a)	5,294	12,371,760
PDD Holdings, Inc., ADR (a)	197,446	26,096,438
		143,653,238
Entertainment 5.5%
Netflix, Inc. (a)	48,237	57,832,304
Spotify Technology SA (a)	21,999	15,355,302
		73,187,606
Financial Services 1.2%
Mastercard, Inc., Class A	27,207	15,475,614
Interactive Media & Services 9.5%
Alphabet, Inc., Class C	167,905	40,893,263
Meta Platforms, Inc., Class A	80,537	59,144,762
Tencent Holdings Ltd., ADR	320,125	27,258,644
		127,296,669
IT Services 5.8%
MongoDB, Inc. (a)	84,940	26,363,677
Shopify, Inc., Class A (a)	342,688	50,926,864
		77,290,541
Real Estate Management & Development 1.8%
CoStar Group, Inc. (a)	293,244	24,740,996
Semiconductors & Semiconductor Equipment 33.8%
Applied Materials, Inc.	122,727	25,127,126
ASML Holding NV (Registered), ADR	18,468	17,878,686
Intel Corp. (a)	1,467,147	49,222,782
Lam Research Corp.	378,192	50,639,909
Micron Technology, Inc.	421,688	70,556,836
NVIDIA Corp.	520,189	97,056,863
QUALCOMM, Inc.	183,374	30,506,099
Synaptics, Inc. (a)	250,064	17,089,374
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	340,093	94,984,574
		453,062,249
Software 25.5%
Datadog, Inc., Class A (a)	113,377	16,144,885
HubSpot, Inc. (a)	50,659	23,698,280
Intuit, Inc.	77,881	53,185,714
JFrog Ltd. (a)	484,117	22,913,258

	Shares	Value
Common Stocks
Software
Klaviyo, Inc., Class A (a)	652,005	$ 18,054,019
Microsoft Corp.	132,473	68,614,390
Oracle Corp.	267,881	75,338,852
ServiceNow, Inc. (a)	47,429	43,647,960
Synopsys, Inc. (a)	42,524	20,980,916
		342,578,274
Technology Hardware, Storage & Peripherals 2.6%
Apple, Inc.	137,591	35,034,796
Total Common Stocks (Cost $1,113,538,351)		1,321,073,665
Preferred Stocks 1.5%
Broadline Retail 0.1%
Roofstock, Inc. Series E (a)(b)(c)	73,422	435,392
Software 1.4%
Databricks, Inc. (a)(b)(c)
Series H	62,553	9,708,226
Series I	5,384	835,597
Series J	55,462	8,607,702
		19,151,525
Total Preferred Stocks (Cost $12,534,986)		19,586,917
Short-Term Investment 0.0% ‡
Affiliated Investment Company 0.0% ‡
NYLI U.S. Government Liquidity Fund, 4.027% (d)	526,909	526,909
Total Short-Term Investment (Cost $526,909)		526,909
Total Investments (Cost $1,126,600,246)	100.0%	1,341,187,491
Other Assets, Less Liabilities	(0.0)‡	(113,992)
Net Assets	100.0%	$ 1,341,073,499

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Illiquid security—As of September 30, 2025, the total market value deemed illiquid under procedures approved by the Board of Trustees was $19,586,917, which represented 1.5% of the Portfolio’s net assets.

(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Current yield as of September 30, 2025.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio for the period February 10, 2025 (commencement of operations) through September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ —	$ 151,853	$ (151,326)	$ —	$ —	$ 527	$ 373	$ —	527
Abbreviation(s):
ADR—American Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 1,321,073,665	$ —	$ —	$ 1,321,073,665
Preferred Stocks	—	—	19,586,917	19,586,917
Short-Term Investment
Affiliated Investment Company	526,909	—	—	526,909
Total Investments in Securities	$ 1,321,600,574	$ —	$ 19,586,917	$ 1,341,187,491

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

New York Life Investments VP Funds Trust
Notes to Portfolios of Investments September 30, 2025 (Unaudited)
Securities Valuation.
Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Portfolios are open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the New York Life Investments VP Funds Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio’s and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that each Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Portfolio. Unobservable inputs reflect each Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including each Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of each Portfolio’s assets and liabilities as of September 30, 2025, is included at the end of the Portfolio of Investments.

The Portfolios may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Equity and credit default swap curves	• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price a Portfolio may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended September 30, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by certain Portfolios may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which each of the Portfolio's net asset values ("NAVs") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in Underlying Portfolios/Funds are valued at their respective NAVs at the close of business each day. Securities held by the Underlying Portfolios/Funds are valued using policies consistent with those used by the Underlying Portfolios/Funds, as described in the paragraphs within. These securities are generally categorized as Level 1 in the hierarchy.
Exchange-traded funds  (“ETFs”) are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These instruments are generally categorized as Level 1 in the hierarchy.
Options contracts are valued at the last posted settlement price on the market where such options are primarily traded. These securities are generally categorized as Level 1 (exchanged-traded) or Level 2 (OTC) in the hierarchy.
Swaps are marked to market daily based upon quotations from pricing agents, brokers or market makers. These securities are generally categorized as Level 2 in the hierarchy.
Total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, are based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and these securities are generally categorized as Level 2 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor(s). The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor(s), to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
A portfolio investment may be classified as an illiquid investment under a Portfolio's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor(s) might wish to sell, and these investments could have the effect of decreasing the overall level of a Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Portfolio to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that a Portfolio could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Portfolio. An illiquid investment is any investment that the Manager or Subadvisor(s) reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often fair valued in accordance with each Portfolio's procedures described above. The liquidity of each Portfolio's investments was determined as of September 30, 2025, and can change at any time.